UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2014

This report on Form N-CSR relates solely to the Registrant's to Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042

Annual Report

July 31, 2014

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

Fidelity Income Replacement 2016 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2016 Fund	2.81%	5.74%	3.10%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2016 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2018 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2018 Fund	5.38%	7.19%	3.86%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2018 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2020 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fundA
Fidelity Income Replacement 2020 Fund	6.74%	8.19%	4.31%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2020 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2022 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2022 Fund	7.82%	8.94%	4.69%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2022 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2024 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fundA
Fidelity Income Replacement 2024 Fund	8.60%	9.48%	4.96%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2024 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2026 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fundA
Fidelity Income Replacement 2026 Fund	9.13%	9.85%	5.07%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2026 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2028 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2028 Fund	9.52%	10.12%	5.17%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2028 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2030 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2030 Fund	9.78%	10.35%	5.25%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2030 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index and the Barclays U.S. Aggregate Bond IndexA performed over the same period.

A Going forward, the fund's performance will be compared to the Barclays U.S. Aggregate Bond Index, rather than the S&P 500 Index. The Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.

Annual Report

Fidelity Income Replacement 2032 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2032 Fund	10.04%	10.55%	5.28%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2032 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2034 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2034 Fund	10.23%	10.73%	5.26%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2034 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2036 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2036 Fund	10.46%	10.93%	5.29%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2036 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2038 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2038 Fund	10.66%	11.17%	5.02%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2038 Fund, a class of the fund, on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2040 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fundA
Fidelity Income Replacement 2040 Fund	10.97%	11.47%	5.21%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2040 Fund, a class of the fund, on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2042 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Fidelity Income Replacement 2042 Fund	11.30%	11.71%	5.36%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2042 Fund, a class of the fund, on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame a slowing economy early in 2014 to post a strong gain for the 12-month period ending July 31, 2014, supported by healthy corporate profits and continued low interest rates. The S&P 500® Index rose 16.94%, reaching an all-time high near period end. The technology-heavy Nasdaq Composite Index® gained 22.00%, whereas the Russell 2000® Index returned 8.56%, reflecting the relatively lackluster performance of small-cap stocks, particularly in the final months of the period. Information technology (+28%) was the top-performing sector within the S&P 500®, driven by strong semiconductor and computer hardware sales and expectations for increased capital spending. Materials (+23%) rose amid higher prices for many commodity products. Health care (+21%) also performed well, driven in particular by gains in pharmaceuticals, biotechnology & life sciences companies. Energy stocks (+19%) advanced in the latter part of the period amid healthy U.S. output and the threat of supply disruptions in Iraq. While growth sectors performed well for the year, traditional defensive sectors - consumer staples, utilities and telecommunication services - lagged the market. Volatility remained tame overall, with markets supported by declining unemployment, near-record profit margins for companies, muted cost inflation, and fairly low corporate debt levels. Geopolitical tension remained a concern at period end, with conflict in Ukraine and strained relations between Russia and the West posing a potential threat to global growth; leading indicators for the world's major economies deteriorated somewhat in the second quarter. Still, the MSCI EAFE Index, representing non-U.S. developed markets, rose 15.21% for the period, posting a gain of 10% or more in every major global region. Emerging-markets equities rebounded from a loss in 2013, with the MSCI Emerging Markets Index advancing 15.72%, aided by falling long-term interest rates that encouraged investments in riskier assets.

Meanwhile, U.S. taxable investment-grade bonds also posted a positive return for the 12-month period, overcoming early-period fears that interest rates could keep rising. The Barclays® U.S. Aggregate Bond Index rose 3.97%, driven partly by economic growth concerns after an abnormally cold winter suppressed spending early in 2014. Bonds with maturities of 10 years or more stood out, returning far more than shorter-term securities across fixed-income asset classes. Lower-quality issues attracted some of the strongest buying interest, especially in the latter half of the period. Among sectors that make up the index, investment-grade credit rose 6.64%, aided by a low loan-default rate. By contrast, U.S. Treasuries, considered the safest bond investments, returned 1.99% for the year. High-yield investments, as measured by The BofA Merrill LynchSM US High Yield Constrained Index, rose 8.28%, as many investors were willing to take on greater risk for the possibility of higher returns. International developed-markets bonds outperformed their U.S. counterparts, with the Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index returning 6.62%. Emerging-markets debt enjoyed a rally in 2014 that pushed the J.P. Morgan Emerging Markets Bond Index Global up 10.13% for the period.

Comments from Andrew Dierdorf and Brett Sumsion, Co-Portfolio Managers of Fidelity Income Replacement FundsSM: For the one-year period, each of the Funds' Retail Class shares posted a positive absolute result. The longest-dated Funds - designed for shareholders who have a longer time horizon and thus having greater exposure to equities - delivered the greatest returns, while the Funds with shorter time horizons - which have higher allocations to bonds - delivered more-muted results. For the 12-month period, three of the underlying funds outperformed the S&P 500®, the benchmark for the Funds' equity asset class. Fidelity® Blue Chip Growth Fund and Fidelity® Series Broad Market Opportunities Fund, the Fund's largest U.S. equity fund holding, contributed the most to results. In addition, Fidelity Series 100 Index Fund posted a result close to that of the broader market. On the downside, the Funds' sizable position in Fidelity Equity-Income Fund underperformed. The return of Fidelity Series Small Cap Opportunities Fund, a very small allocation, ranked lowest for the period. The Funds' non-U.S. equity investment, Fidelity International Discovery Fund, delivered a double-digit return, albeit considerably lower than that of the S&P 500. The Funds' fixed-income asset class overall - comprising a diversified mix of underlying bond funds - performed well relative to the Barclays® U.S. Aggregate Bond Index. Fidelity Total Bond Fund was the strongest contributor in this asset class. The Funds' investments in Fidelity Capital & Income Fund, a small allocation, registered the highest absolute return as investors sought higher-yielding bonds, a primary focus of the fund. Fidelity Strategic Income Fund, which invests across all major fixed income asset classes, also helped. In line with the generally lower returns found in the segment, Fidelity Government Income Fund, offering exposure to the U.S. government and government-related bond sectors, delivered the lowest absolute result, exclusive of short-term funds.

Note to shareholders: On January 21, 2014, Brett Sumsion became a Co-Manager of the Funds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,011.10	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,009.80	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,007.30	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,012.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,012.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,024.00	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,022.90	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	.99% C
Actual		$ 1,000.00	$ 1,020.20	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,025.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,025.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,030.70	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,029.40	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,027.00	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,032.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,032.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,036.00	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.49% C
Actual		$ 1,000.00	$ 1,034.70	$ 2.47
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Class C	.99% C
Actual		$ 1,000.00	$ 1,032.20	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,037.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,037.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,039.80	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,038.30	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,035.80	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,040.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,040.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,042.00	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,040.90	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,038.10	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,043.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,043.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.24% C
Actual		$ 1,000.00	$ 1,043.80	$ 1.22
HypotheticalA		$ 1,000.00	$ 1,023.60	$ 1.20
Class T	.50%
Actual		$ 1,000.00	$ 1,042.60	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	.99% C
Actual		$ 1,000.00	$ 1,040.00	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,045.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,045.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,045.00	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,043.70	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,041.10	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,046.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,046.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,046.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,044.90	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	.99% C
Actual		$ 1,000.00	$ 1,042.30	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,047.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,047.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,046.90	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,045.50	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,043.00	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,048.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,048.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,047.90	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,046.50	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,043.80	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,049.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,049.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,048.60	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,047.30	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,044.80	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,049.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,050.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,049.80	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.49%C
Actual		$ 1,000.00	$ 1,048.60	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Class C	1.00%
Actual		$ 1,000.00	$ 1,045.80	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,051.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,051.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,051.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,050.10	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	.99% C
Actual		$ 1,000.00	$ 1,047.30	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,052.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,052.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Annual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	1.1	1.3
Fidelity Blue Chip Growth Fund	1.0	1.3
Fidelity Equity-Income Fund	1.6	1.9
Fidelity Large Cap Stock Fund	1.2	1.4
Fidelity Series 100 Index Fund	1.0	1.3
Fidelity Series Broad Market Opportunities Fund	1.8	2.2
Fidelity Series Small Cap Opportunities Fund	0.1	0.2
	7.8	9.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	2.3	3.4
Fidelity Strategic Real Return Fund	2.3	3.4
Fidelity Total Bond Fund	6.9	10.3
	11.5	17.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	52.8	46.9
Fidelity Short-Term Bond Fund	27.9	26.4
	80.7	73.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	7.8%
Investment Grade Fixed-Income Funds	11.5%
Short-Term Funds	80.7%

Six months ago
Domestic Equity Funds	9.6%
Investment Grade Fixed-Income Funds	17.1%
Short-Term Funds	73.3%

Expected
Domestic Equity Funds	5.8%
Investment Grade Fixed-Income Funds	4.6%
Short-Term Funds	89.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2016 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 7.8%
	Shares	Value
Domestic Equity Funds - 7.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	2,544	$ 53,884
Fidelity Blue Chip Growth Fund (b)	759	50,639
Fidelity Equity-Income Fund (b)	1,277	78,226
Fidelity Large Cap Stock Fund (b)	2,127	58,923
Fidelity Series 100 Index Fund (b)	4,046	51,470
Fidelity Series Broad Market Opportunities Fund (b)	5,778	88,756
Fidelity Series Small Cap Opportunities Fund (b)	577	7,476
TOTAL EQUITY FUNDS (Cost $217,331)		389,374
Fixed-Income Funds - 11.5%

Investment Grade Fixed-Income Funds - 11.5%
Fidelity Government Income Fund (b)	11,153	115,657
Fidelity Strategic Real Return Fund (b)	11,955	114,414
Fidelity Total Bond Fund (b)	32,461	346,685
TOTAL FIXED-INCOME FUNDS (Cost $509,914)		576,756
Short-Term Funds - 80.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	2,636,597	$ 2,636,597
Fidelity Short-Term Bond Fund (b)	162,035	1,391,877
TOTAL SHORT-TERM FUNDS (Cost $3,981,016)		4,028,474
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,708,261)		4,994,604
NET OTHER ASSETS (LIABILITIES) - 0.0%		(470)
NET ASSETS - 100%		$ 4,994,134
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Institutional Class	$ 106,757	$ 21,249	$ 76,736	$ 88	$ 53,884
Fidelity Blue Chip Growth Fund	98,838	16,503	74,051	361	50,639
Fidelity Equity-Income Fund	151,494	17,256	101,573	2,942	78,226
Fidelity Government Income Fund	291,416	28,612	206,324	3,315	115,657
Fidelity Institutional Money Market Portfolio Institutional Class	2,558,368	1,073,851	995,621	2,235	2,636,597
Fidelity Large Cap Stock Fund	114,261	15,086	82,452	747	58,923
Fidelity Series 100 Index Fund	98,617	11,026	68,405	1,605	51,470
Fidelity Series Broad Market Opportunities Fund	174,262	18,516	125,530	627	88,756
Fidelity Series Small Cap Opportunities Fund	15,242	3,125	10,590	3	7,476
Fidelity Short-Term Bond Fund	1,556,260	404,453	574,369	13,552	1,391,877
Fidelity Strategic Real Return Fund	291,366	31,061	211,411	4,180	114,414
Fidelity Total Bond Fund	876,146	102,316	634,728	18,225	346,685
Total	$ 6,333,027	$ 1,743,054	$ 3,161,790	$ 47,880	$ 4,994,604
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $4,708,261) - See accompanying schedule		$ 4,994,604
Receivable for investments sold		6,936
Receivable for fund shares sold		75,000
Total assets		5,076,540

Liabilities
Payable for investments purchased	$ 66,548
Payable for fund shares redeemed	15,401
Distribution and service plan fees payable	457
Total liabilities		82,406

Net Assets		$ 4,994,134
Net Assets consist of:
Paid in capital		$ 4,644,005
Undistributed net investment income		490
Accumulated undistributed net realized gain (loss) on investments		63,296
Net unrealized appreciation (depreciation) on investments		286,343
Net Assets		$ 4,994,134

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($185,472 ÷ 3,534.10 shares)		$ 52.48

Maximum offering price per share (100/94.25 of $52.48)		$ 55.68
Class T: Net Asset Value and redemption price per share ($120,043 ÷ 2,287.22 shares)		$ 52.48

Maximum offering price per share (100/96.50 of $52.48)		$ 54.38

Class C: Net Asset Value and offering price per share ($442,716 ÷ 8,472.13 shares)A		$ 52.26

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($4,225,138 ÷ 80,523.72 shares)		$ 52.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($20,765 ÷ 395.73 shares)		$ 52.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 47,880

Expenses
Distribution and service plan fees	$ 6,409
Independent trustees' compensation	23
Total expenses before reductions	6,432
Expense reductions	(23)	6,409
Net investment income (loss)		41,471
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	236,211
Capital gain distributions from underlying funds	34,835
Total net realized gain (loss)		271,046
Change in net unrealized appreciation (depreciation) on underlying funds		(155,891)
Net gain (loss)		115,155
Net increase (decrease) in net assets resulting from operations		$ 156,626

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,471	$ 81,573
Net realized gain (loss)	271,046	349,071
Change in net unrealized appreciation (depreciation)	(155,891)	(168,305)
Net increase (decrease) in net assets resulting from operations	156,626	262,339
Distributions to shareholders from net investment income	(41,835)	(82,163)
Distributions to shareholders from net realized gain	(4,675)	(30,226)
Total distributions	(46,510)	(112,389)
Share transactions - net increase (decrease)	(1,448,333)	(1,960,985)
Total increase (decrease) in net assets	(1,338,217)	(1,811,035)

Net Assets
Beginning of period	6,332,351	8,143,386
End of period (including undistributed net investment income of $490 and undistributed net investment income of $853, respectively)	$ 4,994,134	$ 6,332,351

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 51.49	$ 50.46	$ 49.82	$ 47.04	$ 43.62
Income from Investment Operations
Net investment income (loss) C	.305	.500	.736	.821	.831
Net realized and unrealized gain (loss)	1.012	1.219	.842	3.054	3.539
Total from investment operations	1.317	1.719	1.578	3.875	4.370
Distributions from net investment income	(.287)	(.487)	(.733)	(.834)	(.830)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(.327)	(.689)	(.938)	(1.095)	(.950)
Net asset value, end of period	$ 52.48	$ 51.49	$ 50.46	$ 49.82	$ 47.04
Total ReturnA, B	2.56%	3.43%	3.23%	8.30%	10.08%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.59%	.98%	1.49%	1.68%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 185	$ 331	$ 886	$ 1,798	$ 2,308
Portfolio turnover rate D	31%	40%	44%	31%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 51.50	$ 50.47	$ 49.81	$ 47.04	$ 43.62
Income from Investment Operations
Net investment income (loss)C	.175	.372	.612	.698	.716
Net realized and unrealized gain (loss)	1.006	1.225	.847	3.043	3.540
Total from investment operations	1.181	1.597	1.459	3.741	4.256
Distributions from net investment income	(.161)	(.365)	(.594)	(.710)	(.716)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(.201)	(.567)	(.799)	(.971)	(.836)
Net asset value, end of period	$ 52.48	$ 51.50	$ 50.47	$ 49.81	$ 47.04
Total ReturnA, B	2.30%	3.18%	2.98%	8.00%	9.81%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.34%	.73%	1.24%	1.42%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 120	$ 135	$ 194	$ 529	$ 638
Portfolio turnover rate D	31%	40%	44%	31%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 51.41	$ 50.45	$ 49.83	$ 47.03	$ 43.61
Income from Investment Operations
Net investment income (loss) C	(.085)	.116	.364	.453	.485
Net realized and unrealized gain (loss)	1.014	1.225	.837	3.055	3.531
Total from investment operations	.929	1.341	1.201	3.508	4.016
Distributions from net investment income	(.039)	(.179)	(.376)	(.447)	(.476)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(.079)	(.381)	(.581)	(.708)	(.596)
Net asset value, end of period	$ 52.26	$ 51.41	$ 50.45	$ 49.83	$ 47.03
Total ReturnA, B	1.81%	2.67%	2.45%	7.49%	9.24%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.16)%	.23%	.74%	.92%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 443	$ 575	$ 891	$ 759	$ 1,075
Portfolio turnover rate D	31%	40%	44%	31%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2016

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.63
Income from Investment Operations
Net investment income (loss) B	.435	.627	.859	.944	.948
Net realized and unrealized gain (loss)	1.007	1.229	.838	3.055	3.539
Total from investment operations	1.442	1.856	1.697	3.999	4.487
Distributions from net investment income	(.422)	(.624)	(.862)	(.958)	(.947)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(.462)	(.826)	(1.067)	(1.219)	(1.067)
Net asset value, end of period	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05
Total ReturnA	2.81%	3.71%	3.48%	8.57%	10.36%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.84%	1.23%	1.74%	1.93%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,225	$ 5,262	$ 6,124	$ 6,873	$ 6,946
Portfolio turnover rate C	31%	40%	44%	31%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.64
Income from Investment Operations
Net investment income (loss) B	.435	.628	.861	.945	.947
Net realized and unrealized gain (loss)	1.007	1.228	.836	3.054	3.530
Total from investment operations	1.442	1.856	1.697	3.999	4.477
Distributions from net investment income	(.422)	(.624)	(.862)	(.958)	(.947)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(.462)	(.826)	(1.067)	(1.219)	(1.067)
Net asset value, end of period	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05
Total ReturnA	2.81%	3.71%	3.48%	8.57%	10.33%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.84%	1.23%	1.74%	1.92%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21	$ 30	$ 49	$ 44	$ 108
Portfolio turnover rate C	31%	40%	44%	31%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.4	2.8
Fidelity Blue Chip Growth Fund	2.2	2.6
Fidelity Equity-Income Fund	3.4	3.9
Fidelity Large Cap Stock Fund	2.6	2.9
Fidelity Series 100 Index Fund	2.2	2.5
Fidelity Series Broad Market Opportunities Fund	3.9	4.5
Fidelity Series Small Cap Opportunities Fund	0.3	0.4
	17.0	19.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.0	7.9
Fidelity Strategic Real Return Fund	7.0	7.8
Fidelity Total Bond Fund	21.1	23.6
	35.1	39.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	36.2	23.7
Fidelity Short-Term Bond Fund	11.7	17.4
	47.9	41.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	17.0%
Investment Grade Fixed-Income Funds	35.1%
Short-Term Funds	47.9%

Six months ago
Domestic Equity Funds	19.6%
Investment Grade Fixed-Income Funds	39.3%
Short-Term Funds	41.1%

Expected
Domestic Equity Funds	14.4%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	56.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2018 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 17.0%
	Shares	Value
Domestic Equity Funds - 17.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	8,017	$ 169,791
Fidelity Blue Chip Growth Fund (b)	2,385	159,132
Fidelity Equity-Income Fund (b)	4,015	246,066
Fidelity Large Cap Stock Fund (b)	6,690	185,321
Fidelity Series 100 Index Fund (b)	12,716	161,744
Fidelity Series Broad Market Opportunities Fund (b)	18,266	280,568
Fidelity Series Small Cap Opportunities Fund (b)	1,825	23,652
TOTAL EQUITY FUNDS (Cost $879,525)		1,226,274
Fixed-Income Funds - 35.1%

Investment Grade Fixed-Income Funds - 35.1%
Fidelity Government Income Fund (b)	48,886	506,949
Fidelity Strategic Real Return Fund (b)	52,401	501,479
Fidelity Total Bond Fund (b)	142,278	1,519,533
TOTAL FIXED-INCOME FUNDS (Cost $2,511,070)		2,527,961
Short-Term Funds - 47.9%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	2,605,957	$ 2,605,957
Fidelity Short-Term Bond Fund (b)	97,765	839,804
TOTAL SHORT-TERM FUNDS (Cost $3,435,750)		3,445,761
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,826,345)		7,199,996
NET OTHER ASSETS (LIABILITIES) - 0.0%		(982)
NET ASSETS - 100%		$ 7,199,014
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 47,187	$ 5,629	$ 57,187	$ 254	$ -
Fidelity Advisor Mid Cap II Fund Institutional Class	170,368	118,733	123,091	180	169,791
Fidelity Blue Chip Growth Fund	157,814	101,020	120,825	645	159,132
Fidelity Equity-Income Fund	242,856	139,162	160,775	6,486	246,066
Fidelity Government Income Fund	472,175	274,168	245,466	8,281	506,949
Fidelity Institutional Money Market Portfolio Institutional Class	1,057,338	2,113,477	564,855	1,359	2,605,957
Fidelity Large Cap Stock Fund	182,263	112,781	133,101	1,689	185,321
Fidelity Series 100 Index Fund	157,461	90,823	109,027	3,131	161,744
Fidelity Series Broad Market Opportunities Fund	278,946	157,451	199,870	1,275	280,568
Fidelity Series Small Cap Opportunities Fund	24,159	16,550	16,406	6	23,652
Fidelity Short-Term Bond Fund	1,058,027	639,371	861,848	9,631	839,804
Fidelity Strategic Real Return Fund	472,164	277,554	259,580	10,301	501,479
Fidelity Total Bond Fund	1,417,756	843,117	757,134	44,217	1,519,533
Total	$ 5,738,514	$ 4,889,836	$ 3,609,165	$ 87,455	$ 7,199,996
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $6,826,345) - See accompanying schedule		$ 7,199,996
Receivable for fund shares sold		75,060
Total assets		7,275,056

Liabilities
Payable for investments purchased	$ 75,003
Distribution and service plan fees payable	1,039
Total liabilities		76,042

Net Assets		$ 7,199,014
Net Assets consist of:
Paid in capital		$ 7,208,238
Undistributed net investment income		1,164
Accumulated undistributed net realized gain (loss) on investments		(384,039)
Net unrealized appreciation (depreciation) on investments		373,651
Net Assets		$ 7,199,014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($867,777 ÷ 15,933.42 shares)		$ 54.46

Maximum offering price per share (100/94.25 of $54.46)		$ 57.78
Class T: Net Asset Value and redemption price per share ($444,068 ÷ 8,151.69 shares)		$ 54.48

Maximum offering price per share (100/96.50 of $54.48)		$ 56.46

Class C: Net Asset Value and offering price per share ($787,366 ÷ 14,484.47 shares)A		$ 54.36

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($4,665,488 ÷ 85,647.76 shares)		$ 54.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($434,315 ÷ 7,972.24 shares)		$ 54.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 87,455

Expenses
Distribution and service plan fees	$ 9,804
Independent trustees' compensation	25
Total expenses before reductions	9,829
Expense reductions	(25)	9,804
Net investment income (loss)		77,651
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	43,817
Capital gain distributions from underlying funds	68,215
Total net realized gain (loss)		112,032
Change in net unrealized appreciation (depreciation) on underlying funds		136,996
Net gain (loss)		249,028
Net increase (decrease) in net assets resulting from operations		$ 326,679

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 77,651	$ 86,163
Net realized gain (loss)	112,032	140,568
Change in net unrealized appreciation (depreciation)	136,996	92,673
Net increase (decrease) in net assets resulting from operations	326,679	319,404
Distributions to shareholders from net investment income	(77,552)	(86,074)
Distributions to shareholders from net realized gain	(9,595)	(32,209)
Total distributions	(87,147)	(118,283)
Share transactions - net increase (decrease)	1,221,542	(166,169)
Total increase (decrease) in net assets	1,461,074	34,952

Net Assets
Beginning of period	5,737,940	5,702,988
End of period (including undistributed net investment income of $1,164 and undistributed net investment income of $1,066, respectively)	$ 7,199,014	$ 5,737,940

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.45	$ 50.59	$ 49.87	$ 46.45	$ 42.81
Income from Investment Operations
Net investment income (loss) C	.588	.719	.774	.836	.836
Net realized and unrealized gain (loss)	2.080	2.135	.909	3.655	3.763
Total from investment operations	2.668	2.854	1.683	4.491	4.599
Distributions from net investment income	(.579)	(.705)	(.765)	(.834)	(.839)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.658)	(.994)	(.963)	(1.071)	(.959)
Net asset value, end of period	$ 54.46	$ 52.45	$ 50.59	$ 49.87	$ 46.45
Total ReturnA, B	5.11%	5.70%	3.45%	9.73%	10.80%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.10%	1.39%	1.57%	1.71%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 868	$ 774	$ 762	$ 784	$ 1,147
Portfolio turnover rate D	56%	41%	44%	39%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.48	$ 50.62	$ 49.90	$ 46.48	$ 42.83
Income from Investment Operations
Net investment income (loss) C	.454	.589	.651	.716	.722
Net realized and unrealized gain (loss)	2.085	2.133	.909	3.664	3.759
Total from investment operations	2.539	2.722	1.560	4.380	4.481
Distributions from net investment income	(.460)	(.573)	(.642)	(.723)	(.711)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.539)	(.862)	(.840)	(.960)	(.831)
Net asset value, end of period	$ 54.48	$ 52.48	$ 50.62	$ 49.90	$ 46.48
Total ReturnA, B	4.86%	5.43%	3.19%	9.48%	10.51%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.85%	1.14%	1.32%	1.46%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 444	$ 101	$ 128	$ 148	$ 52
Portfolio turnover rate D	56%	41%	44%	39%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.38	$ 50.56	$ 49.85	$ 46.43	$ 42.80
Income from Investment Operations
Net investment income (loss) C	.187	.330	.403	.469	.495
Net realized and unrealized gain (loss)	2.073	2.129	.912	3.659	3.760
Total from investment operations	2.260	2.459	1.315	4.128	4.255
Distributions from net investment income	(.201)	(.350)	(.407)	(.471)	(.505)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.280)	(.639)	(.605)	(.708)	(.625)
Net asset value, end of period	$ 54.36	$ 52.38	$ 50.56	$ 49.85	$ 46.43
Total ReturnA, B	4.32%	4.90%	2.68%	8.93%	9.98%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.35%	.64%	.82%	.96%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 787	$ 498	$ 439	$ 226	$ 201
Portfolio turnover rate D	56%	41%	44%	39%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2018

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.46	$ 50.60	$ 49.88	$ 46.46	$ 42.82
Income from Investment Operations
Net investment income (loss) B	.722	.848	.898	.960	.950
Net realized and unrealized gain (loss)	2.081	2.135	.908	3.657	3.761
Total from investment operations	2.803	2.983	1.806	4.617	4.711
Distributions from net investment income	(.714)	(.834)	(.888)	(.960)	(.951)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.793)	(1.123)	(1.086)	(1.197)	(1.071)
Net asset value, end of period	$ 54.47	$ 52.46	$ 50.60	$ 49.88	$ 46.46
Total ReturnA	5.38%	5.96%	3.71%	10.01%	11.07%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.35%	1.64%	1.82%	1.96%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,665	$ 3,875	$ 3,904	$ 3,806	$ 3,681
Portfolio turnover rate C	56%	41%	44%	39%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.46	$ 50.61	$ 49.89	$ 46.46	$ 42.82
Income from Investment Operations
Net investment income (loss) B	.722	.849	.891	.959	.950
Net realized and unrealized gain (loss)	2.091	2.124	.915	3.668	3.761
Total from investment operations	2.813	2.973	1.806	4.627	4.711
Distributions from net investment income	(.714)	(.834)	(.888)	(.960)	(.951)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.793)	(1.123)	(1.086)	(1.197)	(1.071)
Net asset value, end of period	$ 54.48	$ 52.46	$ 50.61	$ 49.89	$ 46.46
Total ReturnA	5.40%	5.94%	3.71%	10.03%	11.07%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.35%	1.64%	1.82%	1.96%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 434	$ 491	$ 470	$ 320	$ 350
Portfolio turnover rate C	56%	41%	44%	39%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.3	3.6
Fidelity Blue Chip Growth Fund	3.1	3.4
Fidelity Equity-Income Fund	4.8	5.1
Fidelity Large Cap Stock Fund	3.7	3.8
Fidelity Series 100 Index Fund	3.2	3.3
Fidelity Series Broad Market Opportunities Fund	5.5	6.0
Fidelity Series Small Cap Opportunities Fund	0.5	0.5
	24.1	25.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.2	2.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.4	8.3
Fidelity Strategic Real Return Fund	8.4	8.3
Fidelity Total Bond Fund	25.2	24.8
	42.0	41.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	15.9	15.1
Fidelity Short-Term Bond Fund	15.8	15.3
	31.7	30.4
Net Other Assets (Liabilities)	0.0*	0.1
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	24.1%
International Equity Funds	2.2%
Investment Grade Fixed-Income Funds	42.0%
Short-Term Funds	31.7%

Six months ago
Domestic Equity Funds	25.7%
International Equity Funds	2.4%
Investment Grade Fixed-Income Funds	41.4%
Short-Term Funds	30.4%
Net Other Assets (Liabilities)	0.1%

Expected
Domestic Equity Funds	22.6%
International Equity Funds	1.8%
Investment Grade Fixed-Income Funds	42.4%
Short-Term Funds	33.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2020 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 26.3%
	Shares	Value
Domestic Equity Funds - 24.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	13,552	$ 287,033
Fidelity Blue Chip Growth Fund (b)	4,051	270,231
Fidelity Equity-Income Fund (b)	6,808	417,164
Fidelity Large Cap Stock Fund (b)	11,344	314,227
Fidelity Series 100 Index Fund (b)	21,591	274,642
Fidelity Series Broad Market Opportunities Fund (b)	30,995	476,090
Fidelity Series Small Cap Opportunities Fund (b)	3,063	39,701
TOTAL DOMESTIC EQUITY FUNDS		2,079,088
International Equity Funds - 2.2%
Fidelity Advisor International Discovery Fund Institutional Class (b)	4,650	185,587
TOTAL EQUITY FUNDS (Cost $1,572,478)		2,264,675
Fixed-Income Funds - 42.0%

Investment Grade Fixed-Income Funds - 42.0%
Fidelity Government Income Fund (b)	69,841	724,255
Fidelity Strategic Real Return Fund (b)	74,862	716,433
Fidelity Total Bond Fund (b)	203,270	2,170,920
TOTAL FIXED-INCOME FUNDS (Cost $3,559,346)		3,611,608
Short-Term Funds - 31.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	1,367,711	$ 1,367,711
Fidelity Short-Term Bond Fund (b)	158,958	1,365,451
TOTAL SHORT-TERM FUNDS (Cost $2,718,565)		2,733,162
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,850,389)		8,609,445
NET OTHER ASSETS (LIABILITIES) - 0.0%		(684)
NET ASSETS - 100%		$ 8,608,761
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 161,208	$ 85,686	$ 76,051	$ 2,050	$ 185,587
Fidelity Advisor Mid Cap II Fund Institutional Class	235,797	159,857	112,621	247	287,033
Fidelity Blue Chip Growth Fund	218,782	136,098	113,078	910	270,231
Fidelity Capital & Income Fund	24,270	2,917	27,788	450	-
Fidelity Equity-Income Fund	336,182	187,563	141,888	9,878	417,164
Fidelity Government Income Fund	482,766	338,725	104,801	9,749	724,255
Fidelity Institutional Money Market Portfolio Institutional Class	868,607	690,149	191,044	916	1,367,711
Fidelity Large Cap Stock Fund	252,502	149,402	118,913	2,483	314,227
Fidelity Series 100 Index Fund	218,293	119,914	95,964	4,349	274,642
Fidelity Series Broad Market Opportunities Fund	386,860	210,150	182,188	1,752	476,090
Fidelity Series Small Cap Opportunities Fund	33,925	22,364	15,063	8	39,701
Fidelity Short-Term Bond Fund	869,077	685,839	192,134	9,929	1,365,451
Fidelity Strategic Income Fund	24,236	2,897	27,046	363	-
Fidelity Strategic Real Return Fund	482,760	338,716	118,825	12,399	716,433
Fidelity Total Bond Fund	1,449,522	1,013,908	312,929	51,698	2,170,920
Total	$ 6,044,787	$ 4,144,185	$ 1,830,333	$ 107,181	$ 8,609,445
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $7,850,389) - See accompanying schedule		$ 8,609,445
Cash		5
Receivable for fund shares sold		500
Total assets		8,609,950

Liabilities
Payable for investments purchased	$ 503
Distribution and service plan fees payable	686
Total liabilities		1,189

Net Assets		$ 8,608,761
Net Assets consist of:
Paid in capital		$ 7,826,939
Undistributed net investment income		1,732
Accumulated undistributed net realized gain (loss) on investments		21,034
Net unrealized appreciation (depreciation) on investments		759,056
Net Assets		$ 8,608,761

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($812,519 ÷ 14,524.12 shares)		$ 55.94

Maximum offering price per share (100/94.25 of $55.94)		$ 59.35
Class T: Net Asset Value and redemption price per share ($93,586 ÷ 1,672.60 shares)		$ 55.95

Maximum offering price per share (100/96.50 of $55.95)		$ 57.98

Class C: Net Asset Value and offering price per share ($563,370 ÷ 10,088.81 shares)A		$ 55.84

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($7,052,631 ÷ 126,067.34 shares)		$ 55.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($86,655 ÷ 1,548.95 shares)		$ 55.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 107,181

Expenses
Distribution and service plan fees	$ 6,935
Independent trustees' compensation	27
Total expenses before reductions	6,962
Expense reductions	(27)	6,935
Net investment income (loss)		100,246
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	20,456
Capital gain distributions from underlying funds	90,869
Total net realized gain (loss)		111,325
Change in net unrealized appreciation (depreciation) on underlying funds		230,351
Net gain (loss)		341,676
Net increase (decrease) in net assets resulting from operations		$ 441,922

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 100,246	$ 89,832
Net realized gain (loss)	111,325	209,360
Change in net unrealized appreciation (depreciation)	230,351	125,629
Net increase (decrease) in net assets resulting from operations	441,922	424,821
Distributions to shareholders from net investment income	(99,649)	(89,581)
Distributions to shareholders from net realized gain	(50,628)	(25,206)
Total distributions	(150,277)	(114,787)
Share transactions - net increase (decrease)	2,272,722	872,079
Total increase (decrease) in net assets	2,564,367	1,182,113

Net Assets
Beginning of period	6,044,394	4,862,281
End of period (including distributions in excess of net investment income of $1,732 and undistributed net investment income of $1,135, respectively)	$ 8,608,761	$ 6,044,394

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28
Income from Investment Operations
Net investment income (loss) C	.674	.770	.793	.817	.812
Net realized and unrealized gain (loss)	2.766	3.157	.884	4.128	3.930
Total from investment operations	3.440	3.927	1.677	4.945	4.742
Distributions from net investment income	(.670)	(.774)	(.794)	(.826)	(.817)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(1.090)	(1.027)	(.977)	(1.045)	(.932)
Net asset value, end of period	$ 55.94	$ 53.59	$ 50.69	$ 49.99	$ 46.09
Total ReturnA, B	6.48%	7.84%	3.44%	10.79%	11.27%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.23%	1.47%	1.61%	1.67%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 813	$ 411	$ 408	$ 436	$ 607
Portfolio turnover rate D	25%	44%	35%	48%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28
Income from Investment Operations
Net investment income (loss) C	.537	.639	.670	.696	.696
Net realized and unrealized gain (loss)	2.770	3.145	.885	4.135	3.928
Total from investment operations	3.307	3.784	1.555	4.831	4.624
Distributions from net investment income	(.527)	(.631)	(.672)	(.712)	(.699)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(.947)	(.884)	(.855)	(.931)	(.814)
Net asset value, end of period	$ 55.95	$ 53.59	$ 50.69	$ 49.99	$ 46.09
Total ReturnA, B	6.22%	7.54%	3.18%	10.54%	10.98%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.98%	1.22%	1.36%	1.42%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 94	$ 101	$ 189	$ 196	$ 134
Portfolio turnover rate D	25%	44%	35%	48%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.51	$ 50.65	$ 49.97	$ 46.06	$ 42.26
Income from Investment Operations
Net investment income (loss) C	.262	.377	.422	.449	.473
Net realized and unrealized gain (loss)	2.759	3.151	.876	4.132	3.923
Total from investment operations	3.021	3.528	1.298	4.581	4.396
Distributions from net investment income	(.271)	(.415)	(.435)	(.452)	(.481)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(.691)	(.668)	(.618)	(.671)	(.596)
Net asset value, end of period	$ 55.84	$ 53.51	$ 50.65	$ 49.97	$ 46.06
Total ReturnA, B	5.68%	7.02%	2.65%	9.98%	10.43%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.48%	.72%	.86%	.92%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 563	$ 322	$ 306	$ 228	$ 295
Portfolio turnover rate D	25%	44%	35%	48%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2020

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29
Income from Investment Operations
Net investment income (loss) B	.813	.901	.917	.942	.925
Net realized and unrealized gain (loss)	2.762	3.160	.874	4.138	3.919
Total from investment operations	3.575	4.061	1.791	5.080	4.844
Distributions from net investment income	(.805)	(.908)	(.918)	(.951)	(.929)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(1.225)	(1.161)	(1.101)	(1.170)	(1.044)
Net asset value, end of period	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09
Total ReturnA	6.74%	8.11%	3.68%	11.10%	11.52%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.48%	1.72%	1.86%	1.92%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,053	$ 5,196	$ 3,945	$ 3,079	$ 2,225
Portfolio turnover rate C	25%	44%	35%	48%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29
Income from Investment Operations
Net investment income (loss) B	.814	.901	.917	.939	.928
Net realized and unrealized gain (loss)	2.761	3.160	.874	4.141	3.916
Total from investment operations	3.575	4.061	1.791	5.080	4.844
Distributions from net investment income	(.805)	(.908)	(.918)	(.951)	(.929)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(1.225)	(1.161)	(1.101)	(1.170)	(1.044)
Net asset value, end of period	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09
Total ReturnA	6.74%	8.11%	3.68%	11.10%	11.52%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.48%	1.72%	1.86%	1.92%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 87	$ 14	$ 13	$ 32	$ 49
Portfolio turnover rate C	25%	44%	35%	48%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.2	4.4
Fidelity Blue Chip Growth Fund	4.0	4.2
Fidelity Equity-Income Fund	6.2	6.4
Fidelity Large Cap Stock Fund	4.6	4.7
Fidelity Series 100 Index Fund	4.0	4.1
Fidelity Series Broad Market Opportunities Fund	7.0	7.3
Fidelity Series Small Cap Opportunities Fund	0.6	0.6
	30.6	31.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.1	3.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.0	1.2
Fidelity Strategic Income Fund	1.1	1.2
	2.1	2.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.7	7.6
Fidelity Strategic Real Return Fund	7.6	7.6
Fidelity Total Bond Fund	23.0	22.7
	38.3	37.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	13.0	12.3
Fidelity Short-Term Bond Fund	12.9	12.4
	25.9	24.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	30.6%
International Equity Funds	3.1%
High Yield Fixed-Income Funds	2.1%
Investment Grade Fixed-Income Funds	38.3%
Short-Term Funds	25.9%

Six months ago
Domestic Equity Funds	31.7%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.9%
Short-Term Funds	24.7%

Expected
Domestic Equity Funds	29.4%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.8%
Investment Grade Fixed-Income Funds	38.9%
Short-Term Funds	27.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2022 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 33.7%
	Shares	Value
Domestic Equity Funds - 30.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	21,207	$ 449,169
Fidelity Blue Chip Growth Fund (b)	6,327	422,046
Fidelity Equity-Income Fund (b)	10,634	651,661
Fidelity Large Cap Stock Fund (b)	17,711	490,589
Fidelity Series 100 Index Fund (b)	33,684	428,462
Fidelity Series Broad Market Opportunities Fund (b)	48,404	743,479
Fidelity Series Small Cap Opportunities Fund (b)	4,798	62,187
TOTAL DOMESTIC EQUITY FUNDS		3,247,593
International Equity Funds - 3.1%
Fidelity Advisor International Discovery Fund Institutional Class (b)	8,223	328,196
TOTAL EQUITY FUNDS (Cost $3,017,506)		3,575,789
Fixed-Income Funds - 40.4%

High Yield Fixed-Income Funds - 2.1%
Fidelity Capital & Income Fund (b)	11,226	112,819
Fidelity Strategic Income Fund (b)	10,193	113,757
TOTAL HIGH YIELD FIXED-INCOME FUNDS		226,576

	Shares	Value
Investment Grade Fixed-Income Funds - 38.3%
Fidelity Government Income Fund (b)	78,465	$ 813,681
Fidelity Strategic Real Return Fund (b)	84,147	805,291
Fidelity Total Bond Fund (b)	228,462	2,439,971
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,058,943
TOTAL FIXED-INCOME FUNDS (Cost $4,273,073)		4,285,519
Short-Term Funds - 25.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	1,372,691	1,372,691
Fidelity Short-Term Bond Fund (b)	159,542	1,370,467
TOTAL SHORT-TERM FUNDS (Cost $2,740,201)		2,743,158
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,030,780)		10,604,466
NET OTHER ASSETS (LIABILITIES) - 0.0%		(368)
NET ASSETS - 100%		$ 10,604,098
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 178,161	$ 222,600	$ 91,090	$ 2,908	$ 328,196
Fidelity Advisor Mid Cap II Fund Institutional Class	232,000	341,446	127,648	313	449,169
Fidelity Blue Chip Growth Fund	215,074	296,975	128,335	978	422,046
Fidelity Capital & Income Fund	63,597	79,901	34,668	4,170	112,819
Fidelity Equity-Income Fund	330,881	426,726	156,026	13,415	651,661
Fidelity Government Income Fund	360,647	571,399	126,554	9,729	813,681
Fidelity Institutional Money Market Portfolio Institutional Class	579,040	1,004,010	210,360	806	1,372,691
Fidelity Large Cap Stock Fund	248,520	338,314	133,423	3,449	490,589
Fidelity Series 100 Index Fund	214,593	271,417	102,079	5,460	428,462
Fidelity Series Broad Market Opportunities Fund	380,009	490,484	204,957	2,219	743,479
Fidelity Series Small Cap Opportunities Fund	33,052	48,542	17,592	10	62,187
Fidelity Short-Term Bond Fund	579,345	999,579	210,362	8,846	1,370,467
Fidelity Strategic Income Fund	63,542	79,280	30,911	3,540	113,757
Fidelity Strategic Real Return Fund	360,654	556,094	126,553	12,140	805,291
Fidelity Total Bond Fund	1,083,758	1,710,607	379,538	50,948	2,439,971
Total	$ 4,922,873	$ 7,437,374	$ 2,080,096	$ 118,931	$ 10,604,466
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2014

Assets
Investment in securities, at value (cost $10,030,780) - See accompanying schedule	$ 10,604,466

Liabilities
Distribution and service plan fees payable	368

Net Assets	$ 10,604,098
Net Assets consist of:
Paid in capital	$ 10,460,528
Undistributed net investment income	2,228
Accumulated undistributed net realized gain (loss) on investments	(432,344)
Net unrealized appreciation (depreciation) on investments	573,686
Net Assets	$ 10,604,098

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($418,512 ÷ 7,289.28 shares)	$ 57.41

Maximum offering price per share (100/94.25 of $57.41)	$ 60.91
Class T: Net Asset Value and redemption price per share ($26,437 ÷ 460.06 shares)	$ 57.46

Maximum offering price per share (100/96.50 of $57.46)	$ 59.54

Class C: Net Asset Value and offering price per share ($324,906 ÷ 5,666.45 shares)A	$ 57.34

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($9,773,612 ÷ 170,235.99 shares)	$ 57.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($60,631 ÷ 1,056.39 shares)	$ 57.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 118,931

Expenses
Distribution and service plan fees	$ 2,591
Independent trustees' compensation	28
Total expenses before reductions	2,619
Expense reductions	(28)	2,591
Net investment income (loss)		116,340
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	426
Capital gain distributions from underlying funds	108,882
Total net realized gain (loss)		109,308
Change in net unrealized appreciation (depreciation) on underlying funds		323,887
Net gain (loss)		433,195
Net increase (decrease) in net assets resulting from operations		$ 549,535

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 116,340	$ 83,094
Net realized gain (loss)	109,308	106,528
Change in net unrealized appreciation (depreciation)	323,887	240,421
Net increase (decrease) in net assets resulting from operations	549,535	430,043
Distributions to shareholders from net investment income	(115,076)	(82,827)
Distributions to shareholders from net realized gain	(15,270)	(22,022)
Total distributions	(130,346)	(104,849)
Share transactions - net increase (decrease)	5,262,153	282,835
Total increase (decrease) in net assets	5,681,342	608,029

Net Assets
Beginning of period	4,922,756	4,314,727
End of period (including undistributed net investment income of $2,228 and undistributed net investment income of $964, respectively)	$ 10,604,098	$ 4,922,756

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.16	$ 50.46	$ 49.79	$ 45.58	$ 41.87
Income from Investment Operations
Net investment income (loss) C	.708	.825	.783	.817	.815
Net realized and unrealized gain (loss)	3.351	3.933	.842	4.431	3.980
Total from investment operations	4.059	4.758	1.625	5.248	4.795
Distributions from net investment income	(.686)	(.804)	(.784)	(.824)	(.793)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.809)	(1.058)	(.955)	(1.038)	(1.085)
Net asset value, end of period	$ 57.41	$ 54.16	$ 50.46	$ 49.79	$ 45.58
Total ReturnA, B	7.54%	9.54%	3.35%	11.58%	11.53%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.26%	1.57%	1.59%	1.67%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 419	$ 391	$ 386	$ 72	$ 42
Portfolio turnover rate D	26%	38%	43%	29%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.24	$ 50.53	$ 49.82	$ 45.57	$ 41.86
Income from Investment Operations
Net investment income (loss) C	.581	.686	.653	.691	.702
Net realized and unrealized gain (loss)	3.339	3.958	.871	4.434	3.985
Total from investment operations	3.920	4.644	1.524	5.125	4.687
Distributions from net investment income	(.577)	(.680)	(.643)	(.661)	(.685)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.700)	(.934)	(.814)	(.875)	(.977)
Net asset value, end of period	$ 57.46	$ 54.24	$ 50.53	$ 49.82	$ 45.57
Total ReturnA, B	7.26%	9.29%	3.13%	11.30%	11.27%
Ratios to Average Net Assets D,E
Expenses before reductions	.49% F	.49%F	.50%	.50%	.50%
Expenses net of fee waivers, if any	.49% F	.49% F	.50%	.50%	.50%
Expenses net of all reductions	.49% F	.49% F	.50%	.50%	.50%
Net investment income (loss)	1.02%	1.30%	1.34%	1.43%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26	$ 1	$ 5	$ 23	$ 77
Portfolio turnover rate D	26%	38%	43%	29%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.13	$ 50.49	$ 49.81	$ 45.58	$ 41.86
Income from Investment Operations
Net investment income (loss) C	.293	.434	.411	.447	.477
Net realized and unrealized gain (loss)	3.354	3.919	.845	4.434	3.989
Total from investment operations	3.647	4.353	1.256	4.881	4.466
Distributions from net investment income	(.314)	(.459)	(.405)	(.437)	(.454)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.437)	(.713)	(.576)	(.651)	(.746)
Net asset value, end of period	$ 57.34	$ 54.13	$ 50.49	$ 49.81	$ 45.58
Total ReturnA, B	6.76%	8.70%	2.58%	10.74%	10.72%
Ratios to Average Net Assets D,E
Expenses before reductions	.99% F	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	.99% F	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.99% F	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.52%	.83%	.84%	.92%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 325	$ 54	$ 28	$ 32	$ 44
Portfolio turnover rate D	26%	38%	43%	29%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2022

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.15	$ 50.46	$ 49.78	$ 45.56	$ 41.87
Income from Investment Operations
Net investment income (loss) B	.851	.956	.901	.937	.925
Net realized and unrealized gain (loss)	3.358	3.922	.849	4.438	3.978
Total from investment operations	4.209	4.878	1.750	5.375	4.903
Distributions from net investment income	(.826)	(.934)	(.899)	(.941)	(.921)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.949)	(1.188)	(1.070)	(1.155)	(1.213)
Net asset value, end of period	$ 57.41	$ 54.15	$ 50.46	$ 49.78	$ 45.56
Total ReturnA	7.82%	9.80%	3.62%	11.87%	11.80%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.51%	1.82%	1.84%	1.92%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,774	$ 4,474	$ 3,892	$ 3,266	$ 2,395
Portfolio turnover rate C	26%	38%	43%	29%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.14	$ 50.45	$ 49.77	$ 45.56	$ 41.86
Income from Investment Operations
Net investment income (loss) B	.856	.957	.900	.937	.918
Net realized and unrealized gain (loss)	3.343	3.921	.850	4.428	3.995
Total from investment operations	4.199	4.878	1.750	5.365	4.913
Distributions from net investment income	(.826)	(.934)	(.899)	(.941)	(.921)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.949)	(1.188)	(1.070)	(1.155)	(1.213)
Net asset value, end of period	$ 57.39	$ 54.14	$ 50.45	$ 49.77	$ 45.56
Total ReturnA	7.81%	9.80%	3.62%	11.85%	11.83%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.51%	1.82%	1.84%	1.92%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61	$ 4	$ 3	$ 4	$ 5
Portfolio turnover rate C	26%	38%	43%	29%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.9	5.0
Fidelity Blue Chip Growth Fund	4.6	4.8
Fidelity Equity-Income Fund	7.1	7.3
Fidelity Large Cap Stock Fund	5.4	5.4
Fidelity Series 100 Index Fund	4.7	4.7
Fidelity Series Broad Market Opportunities Fund	8.2	8.4
Fidelity Series Small Cap Opportunities Fund	0.7	0.7
	35.6	36.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.0	4.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.5	1.6
Fidelity Strategic Income Fund	1.5	1.6
	3.0	3.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.1	7.1
Fidelity Strategic Real Return Fund	7.1	7.1
Fidelity Total Bond Fund	21.5	21.3
	35.7	35.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	10.9	10.4
Fidelity Short-Term Bond Fund	10.8	10.4
	21.7	20.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	35.6%
International Equity Funds	4.0%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.7%
Short-Term Funds	21.7%

Six months ago
Domestic Equity Funds	36.3%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	35.5%
Short-Term Funds	20.8%

Expected
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	36.1%
Short-Term Funds	22.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2024 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 39.6%
	Shares	Value
Domestic Equity Funds - 35.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	17,201	$ 364,312
Fidelity Blue Chip Growth Fund (b)	5,133	342,422
Fidelity Equity-Income Fund (b)	8,624	528,460
Fidelity Large Cap Stock Fund (b)	14,376	398,224
Fidelity Series 100 Index Fund (b)	27,347	347,848
Fidelity Series Broad Market Opportunities Fund (b)	39,300	603,649
Fidelity Series Small Cap Opportunities Fund (b)	3,896	50,493
TOTAL DOMESTIC EQUITY FUNDS		2,635,408
International Equity Funds - 4.0%
Fidelity Advisor International Discovery Fund Institutional Class (b)	7,463	297,865
TOTAL EQUITY FUNDS (Cost $2,508,764)		2,933,273
Fixed-Income Funds - 38.7%

High Yield Fixed-Income Funds - 3.0%
Fidelity Capital & Income Fund (b)	11,107	111,626
Fidelity Strategic Income Fund (b)	10,087	112,565
TOTAL HIGH YIELD FIXED-INCOME FUNDS		224,191

	Shares	Value
Investment Grade Fixed-Income Funds - 35.7%
Fidelity Government Income Fund (b)	51,191	$ 530,848
Fidelity Strategic Real Return Fund (b)	54,882	525,221
Fidelity Total Bond Fund (b)	149,126	1,592,669
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,648,738
TOTAL FIXED-INCOME FUNDS (Cost $2,849,362)		2,872,929
Short-Term Funds - 21.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	804,815	804,815
Fidelity Short-Term Bond Fund (b)	93,538	803,492
TOTAL SHORT-TERM FUNDS (Cost $1,606,215)		1,608,307
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,964,341)		7,414,509
NET OTHER ASSETS (LIABILITIES) - 0.0%		(257)
NET ASSETS - 100%		$ 7,414,252
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 130,259	$ 238,885	$ 86,374	$ 2,464	$ 297,865
Fidelity Advisor Mid Cap II Fund Institutional Class	152,094	315,715	106,019	242	364,312
Fidelity Blue Chip Growth Fund	140,772	276,127	106,491	739	342,422
Fidelity Capital & Income Fund	48,152	92,101	32,347	3,843	111,626
Fidelity Equity-Income Fund	216,692	410,995	137,777	10,389	528,460
Fidelity Government Income Fund	196,513	420,343	91,818	6,243	530,848
Fidelity Institutional Money Market Portfolio Institutional Class	284,337	649,035	128,557	462	804,815
Fidelity Large Cap Stock Fund	162,826	319,348	112,253	2,693	398,224
Fidelity Series 100 Index Fund	140,457	264,532	91,467	4,083	347,848
Fidelity Series Broad Market Opportunities Fund	249,252	466,541	173,843	1,713	603,649
Fidelity Series Small Cap Opportunities Fund	21,797	44,355	14,317	8	50,493
Fidelity Short-Term Bond Fund	284,490	647,716	129,868	5,093	803,492
Fidelity Strategic Income Fund	48,111	90,962	28,307	3,267	112,565
Fidelity Strategic Real Return Fund	196,512	419,496	101,123	7,898	525,221
Fidelity Total Bond Fund	589,994	1,259,591	275,066	32,579	1,592,669
Total	$ 2,862,258	$ 5,915,742	$ 1,615,627	$ 81,716	$ 7,414,509
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2014

Assets
Investment in securities, at value (cost $6,964,341) - See accompanying schedule	$ 7,414,509
Receivable for investments sold	1
Total assets	7,414,510

Liabilities
Distribution and service plan fees payable	258

Net Assets	$ 7,414,252
Net Assets consist of:
Paid in capital	$ 6,936,406
Undistributed net investment income	1,495
Accumulated undistributed net realized gain (loss) on investments	26,183
Net unrealized appreciation (depreciation) on investments	450,168
Net Assets	$ 7,414,252

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($220,063 ÷ 3,776.13 shares)	$ 58.28

Maximum offering price per share (100/94.25 of $58.28)	$ 61.84
Class T: Net Asset Value and redemption price per share ($190,491 ÷ 3,269.05 shares)	$ 58.27

Maximum offering price per share (100/96.50 of $58.27)	$ 60.38

Class C: Net Asset Value and offering price per share ($155,611 ÷ 2,677.87 shares)A	$ 58.11

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($6,818,492 ÷ 117,023.33 shares)	$ 58.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,595 ÷ 507.95 shares)	$ 58.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 81,716

Expenses
Distribution and service plan fees	$ 3,150
Independent trustees' compensation	19
Total expenses before reductions	3,169
Expense reductions	(19)	3,150
Net investment income (loss)		78,566
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,406)
Capital gain distributions from underlying funds	82,811
Total net realized gain (loss)		80,405
Change in net unrealized appreciation (depreciation) on underlying funds		254,535
Net gain (loss)		334,940
Net increase (decrease) in net assets resulting from operations		$ 413,506

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 78,566	$ 42,257
Net realized gain (loss)	80,405	74,340
Change in net unrealized appreciation (depreciation)	254,535	131,901
Net increase (decrease) in net assets resulting from operations	413,506	248,498
Distributions to shareholders from net investment income	(77,576)	(42,100)
Distributions to shareholders from net realized gain	(28,499)	(9,399)
Total distributions	(106,075)	(51,499)
Share transactions - net increase (decrease)	4,244,822	561,492
Total increase (decrease) in net assets	4,552,253	758,491

Net Assets
Beginning of period	2,861,999	2,103,508
End of period (including undistributed net investment income of $1,495 and undistributed net investment income of $505, respectively)	$ 7,414,252	$ 2,861,999

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.77	$ 50.48	$ 49.85	$ 45.41	$ 41.48
Income from Investment Operations
Net investment income (loss) C	.718	.840	.821	.809	.811
Net realized and unrealized gain (loss)	3.808	4.571	.771	4.667	4.020
Total from investment operations	4.526	5.411	1.592	5.476	4.831
Distributions from net investment income	(.677)	(.900)	(.794)	(.819)	(.791)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(1.016)	(1.121)	(.962)	(1.036)	(.901)
Net asset value, end of period	$ 58.28	$ 54.77	$ 50.48	$ 49.85	$ 45.41
Total ReturnA, B	8.32%	10.86%	3.29%	12.13%	11.70%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.27%	1.59%	1.68%	1.66%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 220	$ 424	$ 213	$ 187	$ 260
Portfolio turnover rate D	30%	49%	65%	26%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.78	$ 50.49	$ 49.87	$ 45.42	$ 41.48
Income from Investment Operations
Net investment income (loss) C	.579	.706	.699	.685	.701
Net realized and unrealized gain (loss)	3.796	4.576	.769	4.672	4.025
Total from investment operations	4.375	5.282	1.468	5.357	4.726
Distributions from net investment income	(.546)	(.771)	(.680)	(.690)	(.676)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(.885)	(.992)	(.848)	(.907)	(.786)
Net asset value, end of period	$ 58.27	$ 54.78	$ 50.49	$ 49.87	$ 45.42
Total ReturnA, B	8.04%	10.59%	3.03%	11.85%	11.43%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.02%	1.34%	1.43%	1.41%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 190	$ 190	$ 175	$ 40	$ 54
Portfolio turnover rate D	30%	49%	65%	26%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.66	$ 50.43	$ 49.82	$ 45.38	$ 41.45
Income from Investment Operations
Net investment income (loss) C	.295	.444	.454	.443	.476
Net realized and unrealized gain (loss)	3.791	4.564	.761	4.668	4.020
Total from investment operations	4.086	5.008	1.215	5.111	4.496
Distributions from net investment income	(.297)	(.557)	(.437)	(.454)	(.456)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(.636)	(.778)	(.605)	(.671)	(.566)
Net asset value, end of period	$ 58.11	$ 54.66	$ 50.43	$ 49.82	$ 45.38
Total ReturnA, B	7.51%	10.03%	2.50%	11.30%	10.87%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.52%	.84%	.93%	.91%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 156	$ 113	$ 170	$ 172	$ 159
Portfolio turnover rate D	30%	49%	65%	26%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2024

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.77	$ 50.49	$ 49.86	$ 45.42	$ 41.49
Income from Investment Operations
Net investment income (loss) B	.866	.969	.942	.933	.924
Net realized and unrealized gain (loss)	3.805	4.563	.775	4.668	4.020
Total from investment operations	4.671	5.532	1.717	5.601	4.944
Distributions from net investment income	(.832)	(1.031)	(.919)	(.944)	(.904)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(1.171)	(1.252)	(1.087)	(1.161)	(1.014)
Net asset value, end of period	$ 58.27	$ 54.77	$ 50.49	$ 49.86	$ 45.42
Total ReturnA	8.60%	11.12%	3.55%	12.41%	11.98%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.52%	1.84%	1.93%	1.91%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,818	$ 2,108	$ 1,521	$ 1,463	$ 1,026
Portfolio turnover rate C	30%	49%	65%	26%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.77	$ 50.48	$ 49.86	$ 45.42	$ 41.48
Income from Investment Operations
Net investment income (loss) B	.863	.969	.944	.930	.922
Net realized and unrealized gain (loss)	3.798	4.573	.763	4.671	4.032
Total from investment operations	4.661	5.542	1.707	5.601	4.954
Distributions from net investment income	(.832)	(1.031)	(.919)	(.944)	(.904)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(1.171)	(1.252)	(1.087)	(1.161)	(1.014)
Net asset value, end of period	$ 58.26	$ 54.77	$ 50.48	$ 49.86	$ 45.42
Total ReturnA	8.58%	11.14%	3.53%	12.41%	12.00%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.52%	1.84%	1.93%	1.91%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30	$ 27	$ 25	$ 28	$ 37
Portfolio turnover rate C	30%	49%	65%	26%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.5
Fidelity Blue Chip Growth Fund	5.1	5.2
Fidelity Equity-Income Fund	7.8	7.9
Fidelity Large Cap Stock Fund	5.9	5.8
Fidelity Series 100 Index Fund	5.2	5.1
Fidelity Series Broad Market Opportunities Fund	8.9	9.1
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	39.1	39.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.9	5.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.8	1.9
Fidelity Strategic Income Fund	1.9	2.0
	3.7	3.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.7	6.7
Fidelity Strategic Real Return Fund	6.7	6.7
Fidelity Total Bond Fund	20.2	20.1
	33.6	33.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.4	9.1
Fidelity Short-Term Bond Fund	9.3	9.1
	18.7	18.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	39.1%
International Equity Funds	4.9%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	33.6%
Short-Term Funds	18.7%

Six months ago
Domestic Equity Funds	39.4%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.5%
Short-Term Funds	18.2%

Expected
Domestic Equity Funds	38.6%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.6%
Investment Grade Fixed-Income Funds	33.8%
Short-Term Funds	19.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2026 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 44.0%
	Shares	Value
Domestic Equity Funds - 39.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	10,973	$ 232,405
Fidelity Blue Chip Growth Fund (b)	3,277	218,622
Fidelity Equity-Income Fund (b)	5,509	337,591
Fidelity Large Cap Stock Fund (b)	9,179	254,270
Fidelity Series 100 Index Fund (b)	17,466	222,168
Fidelity Series Broad Market Opportunities Fund (b)	25,054	384,827
Fidelity Series Small Cap Opportunities Fund (b)	2,484	32,194
TOTAL DOMESTIC EQUITY FUNDS		1,682,077
International Equity Funds - 4.9%
Fidelity Advisor International Discovery Fund Institutional Class (b)	5,287	210,994
TOTAL EQUITY FUNDS (Cost $1,578,763)		1,893,071
Fixed-Income Funds - 37.3%

High Yield Fixed-Income Funds - 3.7%
Fidelity Capital & Income Fund (b)	7,870	79,097
Fidelity Strategic Income Fund (b)	7,148	79,769
TOTAL HIGH YIELD FIXED-INCOME FUNDS		158,866

	Shares	Value
Investment Grade Fixed-Income Funds - 33.6%
Fidelity Government Income Fund (b)	27,997	$ 290,332
Fidelity Strategic Real Return Fund (b)	30,013	287,224
Fidelity Total Bond Fund (b)	81,404	869,392
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,446,948
TOTAL FIXED-INCOME FUNDS (Cost $1,597,401)		1,605,814
Short-Term Funds - 18.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	403,677	403,677
Fidelity Short-Term Bond Fund (b)	46,916	403,012
TOTAL SHORT-TERM FUNDS (Cost $805,484)		806,689
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,981,648)		4,305,574
NET OTHER ASSETS (LIABILITIES) - 0.0%		(159)
NET ASSETS - 100%		$ 4,305,415
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 116,306	$ 138,069	$ 55,931	$ 2,032	$ 210,994
Fidelity Advisor Mid Cap II Fund Institutional Class	122,791	170,742	62,841	176	232,405
Fidelity Blue Chip Growth Fund	113,623	147,478	64,256	563	218,622
Fidelity Capital & Income Fund	42,166	53,275	19,282	2,990	79,097
Fidelity Equity-Income Fund	174,916	215,926	80,406	7,318	337,591
Fidelity Government Income Fund	139,572	198,275	51,037	3,807	290,332
Fidelity Institutional Money Market Portfolio Institutional Class	187,282	285,157	68,762	262	403,677
Fidelity Large Cap Stock Fund	131,270	167,238	65,509	1,874	254,270
Fidelity Series 100 Index Fund	113,368	136,468	51,936	3,028	222,168
Fidelity Series Broad Market Opportunities Fund	201,073	241,697	101,814	1,247	384,827
Fidelity Series Small Cap Opportunities Fund	17,439	24,480	8,713	6	32,194
Fidelity Short-Term Bond Fund	187,589	284,619	70,066	2,866	403,012
Fidelity Strategic Income Fund	42,132	53,994	17,690	2,537	79,769
Fidelity Strategic Real Return Fund	139,573	197,421	56,197	4,763	287,224
Fidelity Total Bond Fund	419,449	592,462	153,021	20,004	869,392
Total	$ 2,148,549	$ 2,907,301	$ 927,461	$ 53,473	$ 4,305,574
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $3,981,648) - See accompanying schedule		$ 4,305,574
Receivable for investments sold		2,162
Receivable for fund shares sold		19,997
Total assets		4,327,733

Liabilities
Payable for investments purchased	$ 19,778
Payable for fund shares redeemed	2,387
Distribution and service plan fees payable	153
Total liabilities		22,318

Net Assets		$ 4,305,415
Net Assets consist of:
Paid in capital		$ 4,104,117
Undistributed net investment income		821
Accumulated undistributed net realized gain (loss) on investments		(123,449)
Net unrealized appreciation (depreciation) on investments		323,926
Net Assets		$ 4,305,415

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($526,026 ÷ 8,949.10 shares)		$ 58.78

Maximum offering price per share (100/94.25 of $58.78)		$ 62.37
Class T: Net Asset Value and redemption price per share ($39,322 ÷ 668.36 shares)		$ 58.83

Maximum offering price per share (100/96.50 of $58.83)		$ 60.96

Class C: Net Asset Value and offering price per share ($32,961 ÷ 561.58 shares)A		$ 58.69

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($3,677,301 ÷ 62,548.31 shares)		$ 58.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,805 ÷ 506.97 shares)		$ 58.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 53,473

Expenses
Distribution and service plan fees	$ 1,692
Independent trustees' compensation	13
Total expenses before reductions	1,705
Expense reductions	(13)	1,692
Net investment income (loss)		51,781
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(6,274)
Capital gain distributions from underlying funds	59,550
Total net realized gain (loss)		53,276
Change in net unrealized appreciation (depreciation) on underlying funds		183,459
Net gain (loss)		236,735
Net increase (decrease) in net assets resulting from operations		$ 288,516

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,781	$ 37,055
Net realized gain (loss)	53,276	58,944
Change in net unrealized appreciation (depreciation)	183,459	132,987
Net increase (decrease) in net assets resulting from operations	288,516	228,986
Distributions to shareholders from net investment income	(51,362)	(36,935)
Distributions to shareholders from net realized gain	(8,328)	(8,863)
Total distributions	(59,690)	(45,798)
Share transactions - net increase (decrease)	1,928,159	186,174
Total increase (decrease) in net assets	2,156,985	369,362

Net Assets
Beginning of period	2,148,430	1,779,068
End of period (including undistributed net investment income of $821 and undistributed net investment income of $401, respectively)	$ 4,305,415	$ 2,148,430

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.81	$ 50.09	$ 49.53	$ 44.93	$ 40.97
Income from Investment Operations
Net investment income (loss) C	.735	.906	.793	.750	.743
Net realized and unrealized gain (loss)	4.084	4.920	.712	4.846	4.098
Total from investment operations	4.819	5.826	1.505	5.596	4.841
Distributions from net investment income	(.708)	(.879)	(.789)	(.796)	(.771)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.849)	(1.106)	(.945)	(.996)	(.881)
Net asset value, end of period	$ 58.78	$ 54.81	$ 50.09	$ 49.53	$ 44.93
Total ReturnA, B	8.84%	11.79%	3.13%	12.52%	11.87%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.28%	1.73%	1.64%	1.55%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 526	$ 304	$ 139	$ 108	$ 45
Portfolio turnover rate D	27%	45%	60%	25%	61%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.82	$ 50.08	$ 49.53	$ 44.92	$ 40.97
Income from Investment Operations
Net investment income (loss) C	.587	.781	.668	.630	.638
Net realized and unrealized gain (loss)	4.098	4.911	.713	4.851	4.092
Total from investment operations	4.685	5.692	1.381	5.481	4.730
Distributions from net investment income	(.534)	(.725)	(.675)	(.671)	(.670)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.675)	(.952)	(.831)	(.871)	(.780)
Net asset value, end of period	$ 58.83	$ 54.82	$ 50.08	$ 49.53	$ 44.92
Total ReturnA, B	8.58%	11.50%	2.87%	12.26%	11.59%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.03%	1.48%	1.39%	1.30%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39	$ 85	$ 298	$ 130	$ 116
Portfolio turnover rate D	27%	45%	60%	25%	61%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.76	$ 50.12	$ 49.49	$ 44.89	$ 40.95
Income from Investment Operations
Net investment income (loss) C	.303	.508	.430	.387	.412
Net realized and unrealized gain (loss)	4.086	4.915	.730	4.848	4.087
Total from investment operations	4.389	5.423	1.160	5.235	4.499
Distributions from net investment income	(.318)	(.556)	(.374)	(.435)	(.449)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.459)	(.783)	(.530)	(.635)	(.559)
Net asset value, end of period	$ 58.69	$ 54.76	$ 50.12	$ 49.49	$ 44.89
Total ReturnA, B	8.04%	10.93%	2.40%	11.70%	11.01%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	.97%	.89%	.80%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 31	$ 9	$ 184	$ 174
Portfolio turnover rate D	27%	45%	60%	25%	61%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2026

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97
Income from Investment Operations
Net investment income (loss)B	.878	1.040	.913	.878	.856
Net realized and unrealized gain (loss)	4.094	4.914	.711	4.844	4.091
Total from investment operations	4.972	5.954	1.624	5.722	4.947
Distributions from net investment income	(.851)	(1.007)	(.908)	(.912)	(.887)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.992)	(1.234)	(1.064)	(1.112)	(.997)
Net asset value, end of period	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92
Total ReturnA	9.13%	12.06%	3.39%	12.82%	12.14%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.53%	1.98%	1.88%	1.80%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,677	$ 1,702	$ 1,309	$ 1,666	$ 622
Portfolio turnover rate C	27%	45%	60%	25%	61%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97
Income from Investment Operations
Net investment income (loss) B	.877	1.039	.912	.870	.855
Net realized and unrealized gain (loss)	4.095	4.915	.712	4.852	4.092
Total from investment operations	4.972	5.954	1.624	5.722	4.947
Distributions from net investment income	(.851)	(1.007)	(.908)	(.912)	(.887)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.992)	(1.234)	(1.064)	(1.112)	(.997)
Net asset value, end of period	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92
Total ReturnA	9.13%	12.06%	3.39%	12.82%	12.14%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.53%	1.98%	1.88%	1.80%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30	$ 27	$ 24	$ 27	$ 36
Portfolio turnover rate C	27%	45%	60%	25%	61%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7	5.8
Fidelity Blue Chip Growth Fund	5.4	5.4
Fidelity Equity-Income Fund	8.3	8.3
Fidelity Large Cap Stock Fund	6.2	6.2
Fidelity Series 100 Index Fund	5.4	5.3
Fidelity Series Broad Market Opportunities Fund	9.5	9.6
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	41.3	41.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.7	5.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.0	2.1
Fidelity Strategic Income Fund	2.1	2.2
	4.1	4.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.4	6.4
Fidelity Strategic Real Return Fund	6.4	6.4
Fidelity Total Bond Fund	19.3	19.1
	32.1	31.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.4	8.3
Fidelity Short-Term Bond Fund	8.4	8.3
	16.8	16.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	41.3%
International Equity Funds	5.7%
High Yield Fixed-Income Funds	4.1%
Investment Grade Fixed-Income Funds	32.1%
Short-Term Funds	16.8%

Six months ago
Domestic Equity Funds	41.4%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	31.9%
Short-Term Funds	16.6%

Expected
Domestic Equity Funds	41.3%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.1%
Short-Term Funds	17.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2028 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 47.0%
	Shares	Value
Domestic Equity Funds - 41.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	61,791	$ 1,308,725
Fidelity Blue Chip Growth Fund (b)	18,421	1,228,892
Fidelity Equity-Income Fund (b)	30,988	1,898,967
Fidelity Large Cap Stock Fund (b)	51,633	1,430,243
Fidelity Series 100 Index Fund (b)	98,080	1,247,581
Fidelity Series Broad Market Opportunities Fund (b)	141,073	2,166,880
Fidelity Series Small Cap Opportunities Fund (b)	14,098	182,716
TOTAL DOMESTIC EQUITY FUNDS		9,464,004
International Equity Funds - 5.7%
Fidelity Advisor International Discovery Fund Institutional Class (b)	32,745	1,306,846
TOTAL EQUITY FUNDS (Cost $9,548,187)		10,770,850
Fixed-Income Funds - 36.2%

High Yield Fixed-Income Funds - 4.1%
Fidelity Capital & Income Fund (b)	47,189	474,251
Fidelity Strategic Income Fund (b)	42,851	478,222
TOTAL HIGH YIELD FIXED-INCOME FUNDS		952,473

	Shares	Value
Investment Grade Fixed-Income Funds - 32.1%
Fidelity Government Income Fund (b)	142,272	$ 1,475,362
Fidelity Strategic Real Return Fund (b)	152,568	1,460,077
Fidelity Total Bond Fund (b)	413,660	4,417,893
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		7,353,332
TOTAL FIXED-INCOME FUNDS (Cost $8,267,505)		8,305,805
Short-Term Funds - 16.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	1,928,320	1,928,320
Fidelity Short-Term Bond Fund (b)	224,128	1,925,259
TOTAL SHORT-TERM FUNDS (Cost $3,847,238)		3,853,579
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $21,662,930)		22,930,234
NET OTHER ASSETS (LIABILITIES) - 0.0%		742
NET ASSETS - 100%		$ 22,930,976
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 499,848	$ 929,489	$ 169,640	$ 6,600	$ 1,306,846
Fidelity Advisor Mid Cap II Fund Institutional Class	480,592	989,148	174,789	518	1,308,725
Fidelity Blue Chip Growth Fund	444,607	895,367	185,775	1,909	1,228,892
Fidelity Capital & Income Fund	173,936	340,299	47,259	11,612	474,251
Fidelity Equity-Income Fund	684,505	1,313,296	191,792	27,793	1,898,967
Fidelity Government Income Fund	497,527	1,075,142	106,779	12,712	1,475,362
Fidelity Institutional Money Market Portfolio Institutional Class	642,394	1,420,816	134,891	845	1,928,320
Fidelity Large Cap Stock Fund	514,724	1,024,923	172,363	7,081	1,430,243
Fidelity Series 100 Index Fund	443,617	849,023	134,232	9,316	1,247,581
Fidelity Series Broad Market Opportunities Fund	787,235	1,498,547	266,705	3,668	2,166,880
Fidelity Series Small Cap Opportunities Fund	68,500	144,861	24,921	17	182,716
Fidelity Short-Term Bond Fund	642,734	1,416,727	134,953	9,197	1,925,259
Fidelity Strategic Income Fund	173,797	341,675	41,404	9,868	478,222
Fidelity Strategic Real Return Fund	497,534	1,068,376	114,886	17,677	1,460,077
Fidelity Total Bond Fund	1,492,003	3,225,023	323,263	66,707	4,417,893
Total	$ 8,043,553	$ 16,532,712	$ 2,223,652	$ 185,520	$ 22,930,234
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $21,662,930) - See accompanying schedule		$ 22,930,234
Receivable for investments sold		50,960
Receivable for fund shares sold		1,022
Total assets		22,982,216

Liabilities
Payable for fund shares redeemed	$ 50,924
Distribution and service plan fees payable	316
Total liabilities		51,240

Net Assets		$ 22,930,976
Net Assets consist of:
Paid in capital		$ 21,893,235
Undistributed net investment income		4,387
Accumulated undistributed net realized gain (loss) on investments		(233,950)
Net unrealized appreciation (depreciation) on investments		1,267,304
Net Assets		$ 22,930,976

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($698,740 ÷ 11,692.25 shares)		$ 59.76

Maximum offering price per share (100/94.25 of $59.76)		$ 63.41
Class T: Net Asset Value and redemption price per share ($337,983 ÷ 5,655.14 shares)		$ 59.77

Maximum offering price per share (100/96.50 of $59.77)		$ 61.94

Class C: Net Asset Value and offering price per share ($37,286 ÷ 625.11 shares)A		$ 59.65

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($21,765,588 ÷ 364,232.07 shares)		$ 59.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($91,379 ÷ 1,529.10 shares)		$ 59.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 185,520

Expenses
Distribution and service plan fees	$ 2,346
Independent trustees' compensation	43
Total expenses before reductions	2,389
Expense reductions	(43)	2,346
Net investment income (loss)		183,174
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	17,411
Capital gain distributions from underlying funds	198,632
Total net realized gain (loss)		216,043
Change in net unrealized appreciation (depreciation) on underlying funds		560,204
Net gain (loss)		776,247
Net increase (decrease) in net assets resulting from operations		$ 959,421

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 183,174	$ 124,877
Net realized gain (loss)	216,043	190,275
Change in net unrealized appreciation (depreciation)	560,204	480,221
Net increase (decrease) in net assets resulting from operations	959,421	795,373
Distributions to shareholders from net investment income	(180,281)	(124,207)
Distributions to shareholders from net realized gain	(25,118)	(26,559)
Total distributions	(205,399)	(150,766)
Share transactions - net increase (decrease)	14,133,535	1,675,414
Total increase (decrease) in net assets	14,887,557	2,320,021

Net Assets
Beginning of period	8,043,419	5,723,398
End of period (including undistributed net investment income of $4,387 and undistributed net investment income of $1,493, respectively)	$ 22,930,976	$ 8,043,419

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.54	$ 50.43	$ 49.92	$ 45.17	$ 41.16
Income from Investment Operations
Net investment income (loss) C	.733	.868	.792	.802	.789
Net realized and unrealized gain (loss)	4.363	5.348	.666	4.972	4.116
Total from investment operations	5.096	6.216	1.458	5.774	4.905
Distributions from net investment income	(.713)	(.879)	(.794)	(.815)	(.785)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(.876)	(1.106)	(.948)	(1.024)	(.895)
Net asset value, end of period	$ 59.76	$ 55.54	$ 50.43	$ 49.92	$ 45.17
Total ReturnA, B	9.23%	12.49%	3.02%	12.85%	11.96%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.25%	1.64%	1.63%	1.65%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 699	$ 122	$ 133	$ 133	$ 359
Portfolio turnover rate D	18%	34%	46%	17%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.55	$ 50.46	$ 49.94	$ 45.16	$ 41.16
Income from Investment Operations
Net investment income (loss) C	.580	.738	.672	.682	.678
Net realized and unrealized gain (loss)	4.379	5.346	.678	4.975	4.107
Total from investment operations	4.959	6.084	1.350	5.657	4.785
Distributions from net investment income	(.576)	(.767)	(.676)	(.668)	(.675)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(.739)	(.994)	(.830)	(.877)	(.785)
Net asset value, end of period	$ 59.77	$ 55.55	$ 50.46	$ 49.94	$ 45.16
Total ReturnA, B	8.97%	12.21%	2.79%	12.57%	11.66%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.00%	1.39%	1.38%	1.40%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 338	$ 326	$ 128	$ 130	$ 328
Portfolio turnover rate D	18%	34%	46%	17%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.49	$ 50.44	$ 49.94	$ 45.19	$ 41.16
Income from Investment Operations
Net investment income (loss) C	.293	.471	.427	.438	.454
Net realized and unrealized gain (loss)	4.369	5.346	.662	4.974	4.117
Total from investment operations	4.662	5.817	1.089	5.412	4.571
Distributions from net investment income	(.339)	(.540)	(.435)	(.453)	(.431)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(.502)	(.767)	(.589)	(.662)	(.541)
Net asset value, end of period	$ 59.65	$ 55.49	$ 50.44	$ 49.94	$ 45.19
Total ReturnA, B	8.43%	11.65%	2.24%	12.01%	11.13%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.50%	.89%	.88%	.90%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37	$ 18	$ 33	$ 49	$ 51
Portfolio turnover rate D	18%	34%	46%	17%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2028

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17
Income from Investment Operations
Net investment income (loss) B	.874	1.003	.914	.925	.900
Net realized and unrealized gain (loss)	4.376	5.340	.680	4.965	4.115
Total from investment operations	5.250	6.343	1.594	5.890	5.015
Distributions from net investment income	(.867)	(1.016)	(.920)	(.941)	(.895)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(1.030)	(1.243)	(1.074)	(1.150)	(1.005)
Net asset value, end of period	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18
Total ReturnA	9.52%	12.76%	3.30%	13.12%	12.24%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.50%	1.89%	1.88%	1.90%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,766	$ 7,494	$ 5,405	$ 5,783	$ 5,383
Portfolio turnover rate C	18%	34%	46%	17%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17
Income from Investment Operations
Net investment income (loss) B	.871	1.011	.916	.923	.899
Net realized and unrealized gain (loss)	4.379	5.332	.678	4.967	4.116
Total from investment operations	5.250	6.343	1.594	5.890	5.015
Distributions from net investment income	(.867)	(1.016)	(.920)	(.941)	(.895)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(1.030)	(1.243)	(1.074)	(1.150)	(1.005)
Net asset value, end of period	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18
Total ReturnA	9.52%	12.76%	3.30%	13.12%	12.24%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.50%	1.89%	1.88%	1.90%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91	$ 83	$ 24	$ 27	$ 36
Portfolio turnover rate C	18%	34%	46%	17%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.9	6.0
Fidelity Blue Chip Growth Fund	5.6	5.6
Fidelity Equity-Income Fund	8.6	8.6
Fidelity Large Cap Stock Fund	6.5	6.4
Fidelity Series 100 Index Fund	5.6	5.5
Fidelity Series Broad Market Opportunities Fund	9.8	9.9
Fidelity Series Small Cap Opportunities Fund	0.8	0.9
	42.8	42.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.5	6.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.2	2.3
Fidelity Strategic Income Fund	2.3	2.3
	4.5	4.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2	6.2
Fidelity Strategic Real Return Fund	6.1	6.1
Fidelity Total Bond Fund	18.4	18.5
	30.7	30.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.8	7.5
Fidelity Short-Term Bond Fund	7.7	7.6
	15.5	15.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	42.8%
International Equity Funds	6.5%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.7%
Short-Term Funds	15.5%

Six months ago
Domestic Equity Funds	42.9%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.8%
Short-Term Funds	15.1%

Expected
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2030 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 49.3%
	Shares	Value
Domestic Equity Funds - 42.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	44,376	$ 939,878
Fidelity Blue Chip Growth Fund (b)	13,247	883,698
Fidelity Equity-Income Fund (b)	22,259	1,364,041
Fidelity Large Cap Stock Fund (b)	37,076	1,027,000
Fidelity Series 100 Index Fund (b)	70,602	898,054
Fidelity Series Broad Market Opportunities Fund (b)	101,312	1,556,146
Fidelity Series Small Cap Opportunities Fund (b)	10,097	130,853
TOTAL DOMESTIC EQUITY FUNDS		6,799,670
International Equity Funds - 6.5%
Fidelity Advisor International Discovery Fund Institutional Class (b)	25,732	1,026,963
TOTAL EQUITY FUNDS (Cost $6,712,226)		7,826,633
Fixed-Income Funds - 35.2%

High Yield Fixed-Income Funds - 4.5%
Fidelity Capital & Income Fund (b)	35,522	357,000
Fidelity Strategic Income Fund (b)	32,261	360,037
TOTAL HIGH YIELD FIXED-INCOME FUNDS		717,037

	Shares	Value
Investment Grade Fixed-Income Funds - 30.7%
Fidelity Government Income Fund (b)	94,171	$ 976,553
Fidelity Strategic Real Return Fund (b)	100,949	966,081
Fidelity Total Bond Fund (b)	274,078	2,927,151
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,869,785
TOTAL FIXED-INCOME FUNDS (Cost $5,511,811)		5,586,822
Short-Term Funds - 15.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	1,227,131	1,227,131
Fidelity Short-Term Bond Fund (b)	142,620	1,225,107
TOTAL SHORT-TERM FUNDS (Cost $2,446,901)		2,452,238
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,670,938)		15,865,693
NET OTHER ASSETS (LIABILITIES) - 0.0%		(319)
NET ASSETS - 100%		$ 15,865,374
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 412,788	$ 803,259	$ 235,283	$ 8,472	$ 1,026,963
Fidelity Advisor Mid Cap II Fund Institutional Class	363,773	805,964	229,289	632	939,878
Fidelity Blue Chip Growth Fund	336,749	702,186	232,541	1,818	883,698
Fidelity Capital & Income Fund	137,015	280,889	71,838	12,084	357,000
Fidelity Equity-Income Fund	518,628	1,039,534	292,034	27,427	1,364,041
Fidelity Government Income Fund	351,965	772,375	158,705	11,859	976,553
Fidelity Institutional Money Market Portfolio Institutional Class	429,392	989,913	192,174	734	1,227,131
Fidelity Large Cap Stock Fund	389,387	806,436	239,718	6,897	1,027,000
Fidelity Series 100 Index Fund	335,996	662,092	186,934	10,722	898,054
Fidelity Series Broad Market Opportunities Fund	596,337	1,180,284	371,918	4,481	1,556,146
Fidelity Series Small Cap Opportunities Fund	52,021	116,019	32,856	21	130,853
Fidelity Short-Term Bond Fund	429,610	988,036	194,327	8,100	1,225,107
Fidelity Strategic Income Fund	136,911	288,323	70,680	10,290	360,037
Fidelity Strategic Real Return Fund	351,986	778,089	184,799	14,784	966,081
Fidelity Total Bond Fund	1,057,723	2,330,318	495,639	61,798	2,927,151
Total	$ 5,900,281	$ 12,543,717	$ 3,188,735	$ 180,119	$ 15,865,693
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $14,670,938) - See accompanying schedule		$ 15,865,693
Cash		2
Receivable for fund shares sold		12,542
Total assets		15,878,237

Liabilities
Payable for investments purchased	$ 12,502
Distribution and service plan fees payable	361
Total liabilities		12,863

Net Assets		$ 15,865,374
Net Assets consist of:
Paid in capital		$ 14,608,000
Undistributed net investment income		3,019
Accumulated undistributed net realized gain (loss) on investments		59,600
Net unrealized appreciation (depreciation) on investments		1,194,755
Net Assets		$ 15,865,374

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($257,010 ÷ 4,295.09 shares)		$ 59.84

Maximum offering price per share (100/94.25 of $59.84)		$ 63.49
Class T: Net Asset Value and redemption price per share ($17,373 ÷ 289.77 shares)		$ 59.95

Maximum offering price per share (100/96.50 of $59.95)		$ 62.12

Class C: Net Asset Value and offering price per share ($352,784 ÷ 5,915.40 shares)A		$ 59.64

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($15,175,100 ÷ 253,596.50 shares)		$ 59.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($63,107 ÷ 1,054.55 shares)		$ 59.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 180,119

Expenses
Distribution and service plan fees	$ 3,769
Independent trustees' compensation	42
Total expenses before reductions	3,811
Expense reductions	(42)	3,769
Net investment income (loss)		176,350
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(19,267)
Capital gain distributions from underlying funds	206,864
Total net realized gain (loss)		187,597
Change in net unrealized appreciation (depreciation) on underlying funds		629,689
Net gain (loss)		817,286
Net increase (decrease) in net assets resulting from operations		$ 993,636

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 176,350	$ 80,370
Net realized gain (loss)	187,597	155,323
Change in net unrealized appreciation (depreciation)	629,689	299,880
Net increase (decrease) in net assets resulting from operations	993,636	535,573
Distributions to shareholders from net investment income	(174,314)	(80,007)
Distributions to shareholders from net realized gain	(29,274)	(17,604)
Total distributions	(203,588)	(97,611)
Share transactions - net increase (decrease)	9,175,334	1,469,395
Total increase (decrease) in net assets	9,965,382	1,907,357

Net Assets
Beginning of period	5,899,992	3,992,635
End of period (including undistributed net investment income of $3,019 and undistributed net investment income of $983, respectively)	$ 15,865,374	$ 5,899,992

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.45	$ 50.12	$ 49.65	$ 44.77	$ 40.69
Income from Investment Operations
Net investment income (loss) C	.740	.886	.815	.791	.718
Net realized and unrealized gain (loss)	4.505	5.568	.598	5.066	4.180
Total from investment operations	5.245	6.454	1.413	5.857	4.898
Distributions from net investment income	(.700)	(.896)	(.796)	(.801)	(.713)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(.855)	(1.124)	(.943)	(.977)	(.818)
Net asset value, end of period	$ 59.84	$ 55.45	$ 50.12	$ 49.65	$ 44.77
Total ReturnA, B	9.51%	13.06%	2.94%	13.15%	12.08%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.27%	1.67%	1.68%	1.63%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 257	$ 145	$ 86	$ 72	$ 66
Portfolio turnover rate D	27%	32%	50%	24%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.55	$ 50.20	$ 49.67	$ 44.78	$ 40.69
Income from Investment Operations
Net investment income (loss) C	.597	.745	.715	.655	.603
Net realized and unrealized gain (loss)	4.507	5.590	.598	5.076	4.182
Total from investment operations	5.104	6.335	1.313	5.731	4.785
Distributions from net investment income	(.549)	(.757)	(.636)	(.665)	(.590)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(.704)	(.985)	(.783)	(.841)	(.695)
Net asset value, end of period	$ 59.95	$ 55.55	$ 50.20	$ 49.67	$ 44.78
Total ReturnA, B	9.23%	12.78%	2.72%	12.85%	11.79%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.51% F	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.51% F	.46%	.50%	.50%
Expenses net of all reductions	.50%	.51% F	.46%	.50%	.50%
Net investment income (loss)	1.03%	1.41%	1.48%	1.38%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17	$ 15	$ 13	$ 15	$ 45
Portfolio turnover rate D	27%	32%	50%	24%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.33	$ 50.07	$ 49.61	$ 44.75	$ 40.67
Income from Investment Operations
Net investment income (loss) C	.303	.486	.451	.428	.385
Net realized and unrealized gain (loss)	4.486	5.561	.604	5.060	4.185
Total from investment operations	4.789	6.047	1.055	5.488	4.570
Distributions from net investment income	(.324)	(.559)	(.448)	(.452)	(.385)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(.479)	(.787)	(.595)	(.628)	(.490)
Net asset value, end of period	$ 59.64	$ 55.33	$ 50.07	$ 49.61	$ 44.75
Total ReturnA, B	8.68%	12.21%	2.19%	12.30%	11.26%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.52%	.92%	.93%	.88%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 353	$ 315	$ 312	$ 270	$ 186
Portfolio turnover rate D	27%	32%	50%	24%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2030

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.45	$ 50.12	$ 49.64	$ 44.76	$ 40.69
Income from Investment Operations
Net investment income (loss) B	.888	1.015	.935	.917	.821
Net realized and unrealized gain (loss)	4.502	5.567	.608	5.062	4.178
Total from investment operations	5.390	6.582	1.543	5.979	4.999
Distributions from net investment income	(.845)	(1.024)	(.916)	(.923)	(.824)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(1.000)	(1.252)	(1.063)	(1.099)	(.929)
Net asset value, end of period	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.76
Total ReturnA	9.78%	13.33%	3.22%	13.43%	12.34%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.52%	1.92%	1.93%	1.88%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,175	$ 5,367	$ 3,558	$ 3,962	$ 1,628
Portfolio turnover rate C	27%	32%	50%	24%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.45	$ 50.12	$ 49.64	$ 44.77	$ 40.69
Income from Investment Operations
Net investment income (loss) B	.885	1.020	.936	.911	.825
Net realized and unrealized gain (loss)	4.505	5.562	.607	5.058	4.184
Total from investment operations	5.390	6.582	1.543	5.969	5.009
Distributions from net investment income	(.845)	(1.024)	(.916)	(.923)	(.824)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(1.000)	(1.252)	(1.063)	(1.099)	(.929)
Net asset value, end of period	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.77
Total ReturnA	9.78%	13.33%	3.22%	13.41%	12.36%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.52%	1.92%	1.93%	1.88%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 57	$ 24	$ 27	$ 36
Portfolio turnover rate C	27%	32%	50%	24%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	6.1
Fidelity Blue Chip Growth Fund	5.7	5.8
Fidelity Equity-Income Fund	8.8	8.8
Fidelity Large Cap Stock Fund	6.7	6.5
Fidelity Series 100 Index Fund	5.8	5.7
Fidelity Series Broad Market Opportunities Fund	10.1	10.2
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	44.1	44.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.2	7.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.4
Fidelity Strategic Income Fund	2.4	2.5
	4.8	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	6.1
Fidelity Strategic Real Return Fund	5.9	6.0
Fidelity Total Bond Fund	18.0	18.0
	29.9	30.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.0	6.8
Fidelity Short-Term Bond Fund	7.0	6.9
	14.0	13.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	44.1%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.0%

Six months ago
Domestic Equity Funds	44.0%
International Equity Funds	7.3%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	30.1%
Short-Term Funds	13.7%

Expected
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	14.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2032 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 51.3%
	Shares	Value
Domestic Equity Funds - 44.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	23,172	$ 490,780
Fidelity Blue Chip Growth Fund (b)	6,908	460,847
Fidelity Equity-Income Fund (b)	11,619	712,030
Fidelity Large Cap Stock Fund (b)	19,354	536,114
Fidelity Series 100 Index Fund (b)	36,812	468,251
Fidelity Series Broad Market Opportunities Fund (b)	52,860	811,929
Fidelity Series Small Cap Opportunities Fund (b)	5,248	68,015
TOTAL DOMESTIC EQUITY FUNDS		3,547,966
International Equity Funds - 7.2%
Fidelity Advisor International Discovery Fund Institutional Class (b)	14,612	583,182
TOTAL EQUITY FUNDS (Cost $3,335,729)		4,131,148
Fixed-Income Funds - 34.7%

High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund (b)	19,247	193,429
Fidelity Strategic Income Fund (b)	17,479	195,065
TOTAL HIGH YIELD FIXED-INCOME FUNDS		388,494

	Shares	Value
Investment Grade Fixed-Income Funds - 29.9%
Fidelity Government Income Fund (b)	46,490	$ 482,104
Fidelity Strategic Real Return Fund (b)	49,839	476,961
Fidelity Total Bond Fund (b)	135,387	1,445,928
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,404,993
TOTAL FIXED-INCOME FUNDS (Cost $2,784,081)		2,793,487
Short-Term Funds - 14.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	565,193	565,193
Fidelity Short-Term Bond Fund (b)	65,688	564,256
TOTAL SHORT-TERM FUNDS (Cost $1,127,421)		1,129,449
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,247,231)		8,054,084
NET OTHER ASSETS (LIABILITIES) - 0.0%		(180)
NET ASSETS - 100%		$ 8,053,904
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 370,337	$ 340,783	$ 167,453	$ 5,992	$ 583,182
Fidelity Advisor Mid Cap II Fund Institutional Class	300,718	329,546	144,453	397	490,780
Fidelity Blue Chip Growth Fund	278,414	282,469	146,760	1,324	460,847
Fidelity Capital & Income Fund	117,258	112,930	43,943	7,472	193,429
Fidelity Equity-Income Fund	428,523	397,159	173,657	16,282	712,030
Fidelity Government Income Fund	275,478	298,354	97,214	6,609	482,104
Fidelity Institutional Money Market Portfolio Institutional Class	317,994	356,231	109,032	387	565,193
Fidelity Large Cap Stock Fund	321,858	315,047	148,581	4,163	536,114
Fidelity Series 100 Index Fund	277,791	252,829	115,905	6,883	468,251
Fidelity Series Broad Market Opportunities Fund	492,658	448,352	226,834	2,811	811,929
Fidelity Series Small Cap Opportunities Fund	42,934	47,286	20,030	13	68,015
Fidelity Short-Term Bond Fund	318,164	354,459	109,577	4,215	564,256
Fidelity Strategic Income Fund	117,167	118,197	43,400	6,328	195,065
Fidelity Strategic Real Return Fund	275,483	297,857	106,806	8,326	476,961
Fidelity Total Bond Fund	826,974	895,119	292,365	34,858	1,445,928
Total	$ 4,761,751	$ 4,846,618	$ 1,946,010	$ 106,060	$ 8,054,084
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2014

Assets
Investment in securities, at value (cost $7,247,231) - See accompanying schedule	$ 8,054,084

Liabilities
Distribution and service plan fees payable	180

Net Assets	$ 8,053,904
Net Assets consist of:
Paid in capital	$ 7,257,981
Undistributed net investment income	1,555
Accumulated undistributed net realized gain (loss) on investments	(12,485)
Net unrealized appreciation (depreciation) on investments	806,853
Net Assets	$ 8,053,904

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($267,193 ÷ 4,710.74 shares)	$ 56.72

Maximum offering price per share (100/94.25 of $56.72)	$ 60.18
Class T: Net Asset Value and redemption price per share ($36,500 ÷ 643.10 shares)	$ 56.76

Maximum offering price per share (100/96.50 of $56.76)	$ 58.82

Class C: Net Asset Value and offering price per share ($121,610 ÷ 2,147.99 shares)A	$ 56.62

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($7,607,885 ÷ 134,109.65 shares)	$ 56.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($20,716 ÷ 365.16 shares)	$ 56.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 106,060

Expenses
Distribution and service plan fees	$ 2,082
Independent trustees' compensation	25
Total expenses before reductions	2,107
Expense reductions	(25)	2,082
Net investment income (loss)		103,978
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,525)
Capital gain distributions from underlying funds	132,838
Total net realized gain (loss)		131,313
Change in net unrealized appreciation (depreciation) on underlying funds		393,242
Net gain (loss)		524,555
Net increase (decrease) in net assets resulting from operations		$ 628,533

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 103,978	$ 82,284
Net realized gain (loss)	131,313	150,587
Change in net unrealized appreciation (depreciation)	393,242	298,362
Net increase (decrease) in net assets resulting from operations	628,533	531,233
Distributions to shareholders from net investment income	(103,188)	(81,963)
Distributions to shareholders from net realized gain	(75,104)	(32,634)
Total distributions	(178,292)	(114,597)
Share transactions - net increase (decrease)	2,842,028	1,045,148
Total increase (decrease) in net assets	3,292,269	1,461,784

Net Assets
Beginning of period	4,761,635	3,299,851
End of period (including undistributed net investment income of $1,555 and undistributed net investment income of $764, respectively)	$ 8,053,904	$ 4,761,635

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.04	$ 47.91	$ 49.07	$ 44.19	$ 40.21
Income from Investment Operations
Net investment income (loss) C	.718	.906	.717	.796	.727
Net realized and unrealized gain (loss)	4.379	5.480	.618	5.086	4.154
Total from investment operations	5.097	6.386	1.335	5.882	4.881
Distributions from net investment income	(.704)	(.852)	(.770)	(.812)	(.796)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(1.417)	(1.256)	(2.495)	(1.002)	(.901)
Net asset value, end of period	$ 56.72	$ 53.04	$ 47.91	$ 49.07	$ 44.19
Total ReturnA, B	9.76%	13.55%	2.85%	13.38%	12.19%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.37%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.30%	1.80%	1.51%	1.66%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 267	$ 229	$ 217	$ 214	$ 200
Portfolio turnover rate D	29%	30%	37%	45%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.08	$ 47.94	$ 49.10	$ 44.20	$ 40.22
Income from Investment Operations
Net investment income (loss) C	.581	.781	.599	.676	.620
Net realized and unrealized gain (loss)	4.386	5.484	.599	5.107	4.147
Total from investment operations	4.967	6.265	1.198	5.783	4.767
Distributions from net investment income	(.574)	(.721)	(.633)	(.693)	(.682)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(1.287)	(1.125)	(2.358)	(.883)	(.787)
Net asset value, end of period	$ 56.76	$ 53.08	$ 47.94	$ 49.10	$ 44.20
Total ReturnA, B	9.50%	13.27%	2.55%	13.14%	11.90%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.62%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.05%	1.55%	1.26%	1.41%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36	$ 27	$ 24	$ 27	$ 35
Portfolio turnover rate D	29%	30%	37%	45%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.99	$ 47.93	$ 49.12	$ 44.22	$ 40.23
Income from Investment Operations
Net investment income (loss) C	.305	.529	.358	.434	.403
Net realized and unrealized gain (loss)	4.382	5.469	.615	5.102	4.143
Total from investment operations	4.687	5.998	.973	5.536	4.546
Distributions from net investment income	(.344)	(.534)	(.438)	(.446)	(.451)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(1.057)	(.938)	(2.163)	(.636)	(.556)
Net asset value, end of period	$ 56.62	$ 52.99	$ 47.93	$ 49.12	$ 44.22
Total ReturnA, B	8.96%	12.68%	2.07%	12.55%	11.33%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.12%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.55%	1.05%	.76%	.91%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 122	$ 69	$ 52	$ 22	$ 29
Portfolio turnover rate D	29%	30%	37%	45%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2032

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22
Income from Investment Operations
Net investment income (loss) B	.856	1.033	.836	.918	.832
Net realized and unrealized gain (loss)	4.380	5.479	.618	5.095	4.147
Total from investment operations	5.236	6.512	1.454	6.013	4.979
Distributions from net investment income	(.843)	(.978)	(.889)	(.933)	(.904)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(1.556)	(1.382)	(2.614)	(1.123)	(1.009)
Net asset value, end of period	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19
Total ReturnA	10.04%	13.83%	3.10%	13.68%	12.44%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.12%	.00% D	.00% D
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.55%	2.05%	1.76%	1.91%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,608	$ 4,418	$ 2,991	$ 1,297	$ 1,391
Portfolio turnover rate C	29%	30%	37%	45%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22
Income from Investment Operations
Net investment income (loss) B	.856	1.032	.835	.904	.834
Net realized and unrealized gain (loss)	4.380	5.480	.619	5.109	4.145
Total from investment operations	5.236	6.512	1.454	6.013	4.979
Distributions from net investment income	(.843)	(.978)	(.889)	(.933)	(.904)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(1.556)	(1.382)	(2.614)	(1.123)	(1.009)
Net asset value, end of period	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19
Total ReturnA	10.04%	13.83%	3.10%	13.68%	12.44%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.12%	.00% D	.00% D
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.55%	2.05%	1.76%	1.91%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21	$ 19	$ 17	$ 19	$ 61
Portfolio turnover rate C	29%	30%	37%	45%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	6.2
Fidelity Blue Chip Growth Fund	5.9	5.9
Fidelity Equity-Income Fund	9.0	9.0
Fidelity Large Cap Stock Fund	6.8	6.7
Fidelity Series 100 Index Fund	5.9	5.8
Fidelity Series Broad Market Opportunities Fund	10.3	10.4
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.0	44.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.0	8.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.6
Fidelity Strategic Income Fund	2.6	2.6
	5.1	5.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.8
Fidelity Strategic Real Return Fund	5.7	5.7
Fidelity Total Bond Fund	17.3	17.3
	28.7	28.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.6	6.5
Fidelity Short-Term Bond Fund	6.6	6.5
	13.2	13.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.0%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.7%
Short-Term Funds	13.2%

Six months ago
Domestic Equity Funds	44.9%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.8%
Short-Term Funds	13.0%

Expected
Domestic Equity Funds	45.1%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2034 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 53.0%
	Shares	Value
Domestic Equity Funds - 45.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	25,835	$ 547,182
Fidelity Blue Chip Growth Fund (b)	7,713	514,535
Fidelity Equity-Income Fund (b)	12,968	794,671
Fidelity Large Cap Stock Fund (b)	21,615	598,743
Fidelity Series 100 Index Fund (b)	41,109	522,911
Fidelity Series Broad Market Opportunities Fund (b)	59,004	906,306
Fidelity Series Small Cap Opportunities Fund (b)	5,868	76,048
TOTAL DOMESTIC EQUITY FUNDS		3,960,396
International Equity Funds - 8.0%
Fidelity Advisor International Discovery Fund Institutional Class (b)	17,667	705,091
TOTAL EQUITY FUNDS (Cost $3,863,186)		4,665,487
Fixed-Income Funds - 33.8%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund (b)	22,108	222,186
Fidelity Strategic Income Fund (b)	20,079	224,086
TOTAL HIGH YIELD FIXED-INCOME FUNDS		446,272

	Shares	Value
Investment Grade Fixed-Income Funds - 28.7%
Fidelity Government Income Fund (b)	48,876	$ 506,842
Fidelity Strategic Real Return Fund (b)	52,392	501,394
Fidelity Total Bond Fund (b)	142,333	1,520,120
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,528,356
TOTAL FIXED-INCOME FUNDS (Cost $2,912,731)		2,974,628
Short-Term Funds - 13.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	583,337	583,337
Fidelity Short-Term Bond Fund (b)	67,797	582,375
TOTAL SHORT-TERM FUNDS (Cost $1,161,394)		1,165,712
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,937,311)		8,805,827
NET OTHER ASSETS (LIABILITIES) - 0.0%		(103)
NET ASSETS - 100%		$ 8,805,724
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 358,688	$ 431,974	$ 119,724	$ 5,465	$ 705,091
Fidelity Advisor Mid Cap II Fund Institutional Class	269,698	372,819	98,639	341	547,182
Fidelity Blue Chip Growth Fund	249,635	324,268	103,112	1,092	514,535
Fidelity Capital & Income Fund	108,224	136,629	28,739	7,195	222,186
Fidelity Equity-Income Fund	384,259	471,308	114,578	15,213	794,671
Fidelity Government Income Fund	234,485	320,837	53,348	5,886	506,842
Fidelity Institutional Money Market Portfolio Institutional Class	261,036	377,586	55,285	336	583,337
Fidelity Large Cap Stock Fund	288,297	369,874	99,610	3,836	598,743
Fidelity Series 100 Index Fund	249,076	299,242	74,018	5,836	522,911
Fidelity Series Broad Market Opportunities Fund	441,539	534,083	155,806	2,411	906,306
Fidelity Series Small Cap Opportunities Fund	38,625	54,011	14,263	11	76,048
Fidelity Short-Term Bond Fund	261,172	380,100	59,599	3,679	582,375
Fidelity Strategic Income Fund	108,142	141,281	28,234	6,117	224,086
Fidelity Strategic Real Return Fund	234,491	321,662	63,818	7,522	501,394
Fidelity Total Bond Fund	703,473	964,966	162,992	30,824	1,520,120
Total	$ 4,190,840	$ 5,500,640	$ 1,231,765	$ 95,764	$ 8,805,827
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2014

Assets
Investment in securities, at value (cost $7,937,311) - See accompanying schedule	$ 8,805,827
Cash	1
Total assets	8,805,828

Liabilities
Distribution and service plan fees payable	104

Net Assets	$ 8,805,724
Net Assets consist of:
Paid in capital	$ 7,903,283
Undistributed net investment income	1,699
Accumulated undistributed net realized gain (loss) on investments	32,226
Net unrealized appreciation (depreciation) on investments	868,516
Net Assets	$ 8,805,724

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($125,701 ÷ 2,100.36 shares)	$ 59.85

Maximum offering price per share (100/94.25 of $59.85)	$ 63.50
Class T: Net Asset Value and redemption price per share ($96,487 ÷ 1,612.10 shares)	$ 59.85

Maximum offering price per share (100/96.50 of $59.85)	$ 62.02

Class C: Net Asset Value and offering price per share ($53,538 ÷ 896.25 shares)A	$ 59.74

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($8,313,273 ÷ 138,960.56 shares)	$ 59.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($216,725 ÷ 3,622.35 shares)	$ 59.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 95,764

Expenses
Distribution and service plan fees	$ 1,241
Independent trustees' compensation	23
Total expenses before reductions	1,264
Expense reductions	(23)	1,241
Net investment income (loss)		94,523
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	103
Capital gain distributions from underlying funds	115,763
Total net realized gain (loss)		115,866
Change in net unrealized appreciation (depreciation) on underlying funds		345,996
Net gain (loss)		461,862
Net increase (decrease) in net assets resulting from operations		$ 556,385

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 94,523	$ 56,289
Net realized gain (loss)	115,866	94,056
Change in net unrealized appreciation (depreciation)	345,996	236,800
Net increase (decrease) in net assets resulting from operations	556,385	387,145
Distributions to shareholders from net investment income	(93,540)	(55,933)
Distributions to shareholders from net realized gain	(34,674)	(10,194)
Total distributions	(128,214)	(66,127)
Share transactions - net increase (decrease)	4,186,789	1,540,337
Total increase (decrease) in net assets	4,614,960	1,861,355

Net Assets
Beginning of period	4,190,764	2,329,409
End of period (including undistributed net investment income of $1,699 and undistributed net investment income of $716, respectively)	$ 8,805,724	$ 4,190,764

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.44	$ 49.70	$ 49.33	$ 44.27	$ 40.29
Income from Investment Operations
Net investment income (loss) C	.741	.840	.782	.799	.753
Net realized and unrealized gain (loss)	4.748	6.014	.504	5.233	4.174
Total from investment operations	5.489	6.854	1.286	6.032	4.927
Distributions from net investment income	(.723)	(.903)	(.775)	(.772)	(.758)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(1.079)	(1.114)	(.916)	(.972)	(.947)
Net asset value, end of period	$ 59.85	$ 55.44	$ 49.70	$ 49.33	$ 44.27
Total ReturnA, B	9.97%	13.98%	2.71%	13.69%	12.29%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.27%	1.60%	1.63%	1.66%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126	$ 20	$ 18	$ 20	$ 27
Portfolio turnover rate D	19%	35%	34%	39%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.44	$ 49.70	$ 49.34	$ 44.27	$ 40.29
Income from Investment Operations
Net investment income (loss) C	.592	.719	.662	.681	.645
Net realized and unrealized gain (loss)	4.742	6.008	.490	5.247	4.175
Total from investment operations	5.334	6.727	1.152	5.928	4.820
Distributions from net investment income	(.568)	(.776)	(.651)	(.658)	(.651)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(.924)	(.987)	(.792)	(.858)	(.840)
Net asset value, end of period	$ 59.85	$ 55.44	$ 49.70	$ 49.34	$ 44.27
Total ReturnA, B	9.68%	13.71%	2.42%	13.45%	12.01%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.02%	1.35%	1.38%	1.42%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 96	$ 88	$ 23	$ 27	$ 35
Portfolio turnover rate D	19%	35%	34%	39%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.39	$ 49.70	$ 49.37	$ 44.30	$ 40.30
Income from Investment Operations
Net investment income (loss) C	.300	.448	.424	.439	.426
Net realized and unrealized gain (loss)	4.746	6.020	.490	5.239	4.185
Total from investment operations	5.046	6.468	.914	5.678	4.611
Distributions from net investment income	(.340)	(.567)	(.443)	(.408)	(.422)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(.696)	(.778)	(.584)	(.608)	(.611)
Net asset value, end of period	$ 59.74	$ 55.39	$ 49.70	$ 49.37	$ 44.30
Total ReturnA, B	9.15%	13.15%	1.92%	12.85%	11.47%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.52%	.86%	.89%	.91%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 49	$ 43	$ 20	$ 27
Portfolio turnover rate D	19%	35%	34%	39%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2034

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.41	$ 49.67	$ 49.31	$ 44.26	$ 40.28
Income from Investment Operations
Net investment income (loss) B	.885	.975	.903	.921	.862
Net realized and unrealized gain (loss)	4.738	6.009	.505	5.227	4.183
Total from investment operations	5.623	6.984	1.408	6.148	5.045
Distributions from net investment income	(.857)	(1.033)	(.907)	(.898)	(.876)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(1.213)	(1.244)	(1.048)	(1.098)	(1.065)
Net asset value, end of period	$ 59.82	$ 55.41	$ 49.67	$ 49.31	$ 44.26
Total ReturnA	10.23%	14.27%	2.97%	13.97%	12.59%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.52%	1.85%	1.89%	1.92%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,313	$ 3,894	$ 2,123	$ 2,066	$ 1,672
Portfolio turnover rate C	19%	35%	34%	39%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.42	$ 49.67	$ 49.31	$ 44.26	$ 40.28
Income from Investment Operations
Net investment income (loss) B	.884	.972	.904	.922	.860
Net realized and unrealized gain (loss)	4.739	6.022	.504	5.226	4.185
Total from investment operations	5.623	6.994	1.408	6.148	5.045
Distributions from net investment income	(.857)	(1.033)	(.907)	(.898)	(.876)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(1.213)	(1.244)	(1.048)	(1.098)	(1.065)
Net asset value, end of period	$ 59.83	$ 55.42	$ 49.67	$ 49.31	$ 44.26
Total ReturnA	10.23%	14.29%	2.97%	13.97%	12.59%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.52%	1.85%	1.89%	1.92%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 217	$ 139	$ 122	$ 107	$ 94
Portfolio turnover rate C	19%	35%	34%	39%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.3	6.4
Fidelity Blue Chip Growth Fund	6.0	6.0
Fidelity Equity-Income Fund	9.2	9.1
Fidelity Large Cap Stock Fund	6.9	6.8
Fidelity Series 100 Index Fund	6.0	5.9
Fidelity Series Broad Market Opportunities Fund	10.5	10.6
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.8	45.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.8	8.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.7
Fidelity Strategic Income Fund	2.7	2.7
	5.3	5.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.7
Fidelity Strategic Real Return Fund	5.6	5.7
Fidelity Total Bond Fund	16.9	17.0
	28.2	28.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.0	5.8
Fidelity Short-Term Bond Fund	5.9	5.8
	11.9	11.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.8%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	28.2%
Short-Term Funds	11.9%

Six months ago
Domestic Equity Funds	45.7%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	11.6%

Expected
Domestic Equity Funds	46.0%
International Equity Funds	8.7%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2036 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 54.6%
	Shares	Value
Domestic Equity Funds - 45.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	21,795	$ 461,619
Fidelity Blue Chip Growth Fund (b)	6,495	433,268
Fidelity Equity-Income Fund (b)	10,927	669,628
Fidelity Large Cap Stock Fund (b)	18,214	504,538
Fidelity Series 100 Index Fund (b)	34,620	440,371
Fidelity Series Broad Market Opportunities Fund (b)	49,745	764,088
Fidelity Series Small Cap Opportunities Fund (b)	4,964	64,339
TOTAL DOMESTIC EQUITY FUNDS		3,337,851
International Equity Funds - 8.8%
Fidelity Advisor International Discovery Fund Institutional Class (b)	16,060	640,937
TOTAL EQUITY FUNDS (Cost $3,307,815)		3,978,788
Fixed-Income Funds - 33.5%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund (b)	19,179	192,744
Fidelity Strategic Income Fund (b)	17,419	194,393
TOTAL HIGH YIELD FIXED-INCOME FUNDS		387,137

	Shares	Value
Investment Grade Fixed-Income Funds - 28.2%
Fidelity Government Income Fund (b)	39,687	$ 411,552
Fidelity Strategic Real Return Fund (b)	42,541	407,116
Fidelity Total Bond Fund (b)	115,574	1,234,333
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,053,001
TOTAL FIXED-INCOME FUNDS (Cost $2,447,640)		2,440,138
Short-Term Funds - 11.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	434,802	434,802
Fidelity Short-Term Bond Fund (b)	50,533	434,082
TOTAL SHORT-TERM FUNDS (Cost $868,083)		868,884
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,623,538)		7,287,810
NET OTHER ASSETS (LIABILITIES) - 0.0%		(516)
NET ASSETS - 100%		$ 7,287,294
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 429,351	$ 324,563	$ 152,413	$ 6,198	$ 640,937
Fidelity Advisor Mid Cap II Fund Institutional Class	299,915	272,832	114,281	356	461,619
Fidelity Blue Chip Growth Fund	277,506	231,518	118,084	1,193	433,268
Fidelity Capital & Income Fund	123,843	101,165	39,002	7,378	192,744
Fidelity Equity-Income Fund	426,985	334,521	144,859	14,844	669,628
Fidelity Government Income Fund	252,711	226,420	72,255	5,624	411,552
Fidelity Institutional Money Market Portfolio Institutional Class	252,006	257,502	74,705	292	434,802
Fidelity Large Cap Stock Fund	320,703	259,340	117,807	3,775	504,538
Fidelity Series 100 Index Fund	276,886	208,743	92,852	6,234	440,371
Fidelity Series Broad Market Opportunities Fund	490,982	367,073	181,498	2,520	764,088
Fidelity Series Small Cap Opportunities Fund	42,688	39,956	16,039	12	64,339
Fidelity Short-Term Bond Fund	252,142	255,800	74,706	3,182	434,082
Fidelity Strategic Income Fund	123,745	106,544	38,841	6,254	194,393
Fidelity Strategic Real Return Fund	252,708	228,183	82,877	6,940	407,116
Fidelity Total Bond Fund	760,002	682,193	221,589	29,656	1,234,333
Total	$ 4,582,173	$ 3,896,353	$ 1,541,808	$ 94,458	$ 7,287,810
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2014

Assets
Investment in securities, at value (cost $6,623,538) - See accompanying schedule	$ 7,287,810

Liabilities
Distribution and service plan fees payable	516

Net Assets	$ 7,287,294
Net Assets consist of:
Paid in capital	$ 6,649,514
Undistributed net investment income	1,300
Accumulated undistributed net realized gain (loss) on investments	(27,792)
Net unrealized appreciation (depreciation) on investments	664,272
Net Assets	$ 7,287,294

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($181,161.83 ÷ 3,030.179 shares)	$ 59.79

Maximum offering price per share (100/94.25 of $59.79)	$ 63.44
Class T: Net Asset Value and redemption price per share ($420,018.62 ÷ 7,029.306 shares)	$ 59.75

Maximum offering price per share (100/96.50 of $59.75)	$ 61.92

Class C: Net Asset Value and offering price per share ($357,855.85 ÷ 6,006.299 shares)A	$ 59.58

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($6,327,492.62 ÷ 105,836.810 shares)	$ 59.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($765.36 ÷ 12.792 shares)	$ 59.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 94,458

Expenses
Distribution and service plan fees	$ 5,685
Independent trustees' compensation	23
Total expenses before reductions	5,708
Expense reductions	(23)	5,685
Net investment income (loss)		88,773
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(5,177)
Capital gain distributions from underlying funds	119,956
Total net realized gain (loss)		114,779
Change in net unrealized appreciation (depreciation) on underlying funds		356,267
Net gain (loss)		471,046
Net increase (decrease) in net assets resulting from operations		$ 559,819

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 88,773	$ 71,025
Net realized gain (loss)	114,779	89,547
Change in net unrealized appreciation (depreciation)	356,267	345,367
Net increase (decrease) in net assets resulting from operations	559,819	505,939
Distributions to shareholders from net investment income	(88,233)	(70,625)
Distributions to shareholders from net realized gain	(17,586)	(12,770)
Total distributions	(105,819)	(83,395)
Share transactions - net increase (decrease)	2,251,545	1,316,059
Total increase (decrease) in net assets	2,705,545	1,738,603

Net Assets
Beginning of period	4,581,749	2,843,146
End of period (including undistributed net investment income of $1,300 and undistributed net investment income of $759, respectively)	$ 7,287,294	$ 4,581,749

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.12	$ 49.20	$ 48.92	$ 43.73	$ 39.70
Income from Investment Operations
Net investment income (loss) C	.751	.939	.760	.811	.748
Net realized and unrealized gain (loss)	4.831	6.075	.441	5.306	4.178
Total from investment operations	5.582	7.014	1.201	6.117	4.926
Distributions from net investment income	(.734)	(.913)	(.784)	(.771)	(.752)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(.912)	(1.094)	(.921)	(.927)	(.896)
Net asset value, end of period	$ 59.79	$ 55.12	$ 49.20	$ 48.92	$ 43.73
Total ReturnA, B	10.18%	14.45%	2.56%	14.05%	12.46%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.29%	1.80%	1.60%	1.70%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 181	$ 25	$ 27	$ 31	$ 40
Portfolio turnover rate D	25%	25%	62%	19%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.09	$ 49.17	$ 48.89	$ 43.72	$ 39.69
Income from Investment Operations
Net investment income (loss) C	.601	.809	.641	.693	.639
Net realized and unrealized gain (loss)	4.822	6.077	.448	5.287	4.183
Total from investment operations	5.423	6.886	1.089	5.980	4.822
Distributions from net investment income	(.585)	(.785)	(.672)	(.654)	(.648)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(.763)	(.966)	(.809)	(.810)	(.792)
Net asset value, end of period	$ 59.75	$ 55.09	$ 49.17	$ 48.89	$ 43.72
Total ReturnA, B	9.89%	14.18%	2.32%	13.73%	12.19%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.04%	1.55%	1.35%	1.45%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 420	$ 295	$ 278	$ 288	$ 265
Portfolio turnover rate D	25%	25%	62%	19%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.98	$ 49.14	$ 48.88	$ 43.74	$ 39.71
Income from Investment Operations
Net investment income (loss) C	.310	.553	.404	.454	.424
Net realized and unrealized gain (loss)	4.816	6.061	.445	5.293	4.179
Total from investment operations	5.126	6.614	.849	5.747	4.603
Distributions from net investment income	(.348)	(.593)	(.452)	(.451)	(.429)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(.526)	(.774)	(.589)	(.607)	(.573)
Net asset value, end of period	$ 59.58	$ 54.98	$ 49.14	$ 48.88	$ 43.74
Total ReturnA, B	9.35%	13.60%	1.80%	13.17%	11.61%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.54%	1.06%	.85%	.95%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 358	$ 357	$ 174	$ 216	$ 119
Portfolio turnover rate D	25%	25%	62%	19%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2036

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.11	$ 49.19	$ 48.91	$ 43.73	$ 39.70
Income from Investment Operations
Net investment income (loss) B	.893	1.073	.880	.939	.854
Net realized and unrealized gain (loss)	4.833	6.070	.445	5.291	4.183
Total from investment operations	5.726	7.143	1.325	6.230	5.037
Distributions from net investment income	(.868)	(1.042)	(.908)	(.894)	(.863)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(1.046)	(1.223)	(1.045)	(1.050)	(1.007)
Net asset value, end of period	$ 59.79	$ 55.11	$ 49.19	$ 48.91	$ 43.73
Total ReturnA	10.46%	14.74%	2.82%	14.32%	12.75%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.54%	2.05%	1.85%	1.95%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,327	$ 3,904	$ 2,363	$ 2,433	$ 598
Portfolio turnover rate C	25%	25%	62%	19%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.13	$ 49.18	$ 48.90	$ 43.73	$ 39.70
Income from Investment Operations
Net investment income (loss) B	.869	1.108	.873	.929	.851
Net realized and unrealized gain (loss)	4.877	6.065	.452	5.291	4.186
Total from investment operations	5.746	7.173	1.325	6.220	5.037
Distributions from net investment income	(.868)	(1.042)	(.908)	(.894)	(.863)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(1.046)	(1.223)	(1.045)	(1.050)	(1.007)
Net asset value, end of period	$ 59.83	$ 55.13	$ 49.18	$ 48.90	$ 43.73
Total ReturnA	10.49%	14.80%	2.82%	14.30%	12.75%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.54%	2.05%	1.85%	1.95%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 1	$ 1	$ 28	$ 103
Portfolio turnover rate C	25%	25%	62%	19%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.4	6.5
Fidelity Blue Chip Growth Fund	6.1	6.1
Fidelity Equity-Income Fund	9.4	9.3
Fidelity Large Cap Stock Fund	7.0	6.9
Fidelity Series 100 Index Fund	6.2	6.0
Fidelity Series Broad Market Opportunities Fund	10.7	10.8
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.7	46.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.6	9.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.8
Fidelity Strategic Income Fund	2.8	2.9
	5.6	5.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.6
Fidelity Strategic Real Return Fund	5.5	5.5
Fidelity Total Bond Fund	16.6	16.6
	27.6	27.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.3	5.2
Fidelity Short-Term Bond Fund	5.2	5.2
	10.5	10.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	46.7%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	10.5%

Six months ago
Domestic Equity Funds	46.5%
International Equity Funds	9.7%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	10.4%

Expected
Domestic Equity Funds	46.9%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.5%
Short-Term Funds	10.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2038 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 56.3%
	Shares	Value
Domestic Equity Funds - 46.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	19,866	$ 420,758
Fidelity Blue Chip Growth Fund (b)	5,927	395,403
Fidelity Equity-Income Fund (b)	9,972	611,104
Fidelity Large Cap Stock Fund (b)	16,603	459,909
Fidelity Series 100 Index Fund (b)	31,589	401,816
Fidelity Series Broad Market Opportunities Fund (b)	45,377	696,988
Fidelity Series Small Cap Opportunities Fund (b)	4,498	58,296
TOTAL DOMESTIC EQUITY FUNDS		3,044,274
International Equity Funds - 9.6%
Fidelity Advisor International Discovery Fund Institutional Class (b)	15,721	627,406
TOTAL EQUITY FUNDS (Cost $3,108,434)		3,671,680
Fixed-Income Funds - 33.2%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund (b)	18,031	181,213
Fidelity Strategic Income Fund (b)	16,377	182,767
TOTAL HIGH YIELD FIXED-INCOME FUNDS		363,980

	Shares	Value
Investment Grade Fixed-Income Funds - 27.6%
Fidelity Government Income Fund (b)	34,857	$ 361,466
Fidelity Strategic Real Return Fund (b)	37,364	357,572
Fidelity Total Bond Fund (b)	101,510	1,084,131
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,803,169
TOTAL FIXED-INCOME FUNDS (Cost $2,114,767)		2,167,149
Short-Term Funds - 10.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	344,380	344,380
Fidelity Short-Term Bond Fund (b)	40,027	343,829
TOTAL SHORT-TERM FUNDS (Cost $685,647)		688,209
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,908,848)		6,527,038
NET OTHER ASSETS (LIABILITIES) - 0.0%		(209)
NET ASSETS - 100%		$ 6,526,829
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 236,767	$ 555,204	$ 187,832	$ 5,056	$ 627,406
Fidelity Advisor Mid Cap II Fund Institutional Class	154,090	399,514	130,586	272	420,758
Fidelity Blue Chip Growth Fund	142,546	351,367	129,415	758	395,403
Fidelity Capital & Income Fund	65,481	158,177	47,048	5,610	181,213
Fidelity Equity-Income Fund	219,578	516,061	161,434	11,427	611,104
Fidelity Government Income Fund	123,795	317,815	83,481	4,029	361,466
Fidelity Institutional Money Market Portfolio Institutional Class	113,294	309,797	78,712	190	344,380
Fidelity Large Cap Stock Fund	164,807	403,581	135,879	2,964	459,909
Fidelity Series 100 Index Fund	142,227	331,286	105,781	4,666	401,816
Fidelity Series Broad Market Opportunities Fund	252,326	594,435	208,931	1,930	696,988
Fidelity Series Small Cap Opportunities Fund	22,000	56,680	18,744	9	58,296
Fidelity Short-Term Bond Fund	113,354	309,015	78,871	2,085	343,829
Fidelity Strategic Income Fund	65,430	161,163	45,912	4,772	182,767
Fidelity Strategic Real Return Fund	123,798	316,905	88,317	5,275	357,572
Fidelity Total Bond Fund	372,304	951,903	250,399	21,031	1,084,131
Total	$ 2,311,797	$ 5,732,903	$ 1,751,342	$ 70,074	$ 6,527,038
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $5,908,848) - See accompanying schedule		$ 6,527,038
Receivable for fund shares sold		40,500
Total assets		6,567,538

Liabilities
Payable for investments purchased	$ 40,498
Distribution and service plan fees payable	211
Total liabilities		40,709

Net Assets		$ 6,526,829
Net Assets consist of:
Paid in capital		$ 5,880,451
Undistributed net investment income		1,151
Accumulated undistributed net realized gain (loss) on investments		27,037
Net unrealized appreciation (depreciation) on investments		618,190
Net Assets		$ 6,526,829

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($177,524 ÷ 3,074.31 shares)		$ 57.74

Maximum offering price per share (100/94.25 of $57.74)		$ 61.26
Class T: Net Asset Value and redemption price per share ($190,152 ÷ 3,293.29 shares)		$ 57.74

Maximum offering price per share (100/96.50 of $57.74)		$ 59.83

Class C: Net Asset Value and offering price per share ($109,858 ÷ 1,908.73 shares)A		$ 57.56

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($6,016,811 ÷ 104,182.43 shares)		$ 57.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,484 ÷ 562.49 shares)		$ 57.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 70,074

Expenses
Distribution and service plan fees	$ 2,185
Independent trustees' compensation	16
Total expenses before reductions	2,201
Expense reductions	(16)	2,185
Net investment income (loss)		67,889
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(14,725)
Capital gain distributions from underlying funds	87,125
Total net realized gain (loss)		72,400
Change in net unrealized appreciation (depreciation) on underlying funds		248,398
Net gain (loss)		320,798
Net increase (decrease) in net assets resulting from operations		$ 388,687

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 67,889	$ 46,047
Net realized gain (loss)	72,400	119,857
Change in net unrealized appreciation (depreciation)	248,398	155,950
Net increase (decrease) in net assets resulting from operations	388,687	321,854
Distributions to shareholders from net investment income	(67,101)	(45,956)
Distributions to shareholders from net realized gain	(79,768)	(9,447)
Total distributions	(146,869)	(55,403)
Share transactions - net increase (decrease)	3,973,364	(46,535)
Total increase (decrease) in net assets	4,215,182	219,916

Net Assets
Beginning of period	2,311,647	2,091,731
End of period (including undistributed net investment income of $1,151 and undistributed net investment income of $363, respectively)	$ 6,526,829	$ 2,311,647

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.44	$ 48.41	$ 48.19	$ 43.01	$ 38.95
Income from Investment Operations
Net investment income (loss) C	.738	.953	.739	.858	.744
Net realized and unrealized gain (loss)	4.763	6.186	.384	5.317	4.191
Total from investment operations	5.501	7.139	1.123	6.175	4.935
Distributions from net investment income	(.688)	(.909)	(.769)	(.802)	(.710)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(2.201)	(1.109)	(.903)	(.995)	(.875)
Net asset value, end of period	$ 57.74	$ 54.44	$ 48.41	$ 48.19	$ 43.01
Total ReturnA, B	10.39%	14.95%	2.44%	14.43%	12.72%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.31%	1.85%	1.59%	1.82%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 178	$ 121	$ 76	$ 34	$ 32
Portfolio turnover rate D	39%	49%	57%	19%	23%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.44	$ 48.40	$ 48.19	$ 43.01	$ 38.96
Income from Investment Operations
Net investment income (loss) C	.599	.820	.624	.736	.636
Net realized and unrealized gain (loss)	4.761	6.201	.367	5.326	4.191
Total from investment operations	5.360	7.021	.991	6.062	4.827
Distributions from net investment income	(.547)	(.781)	(.647)	(.689)	(.612)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(2.060)	(.981)	(.781)	(.882)	(.777)
Net asset value, end of period	$ 57.74	$ 54.44	$ 48.40	$ 48.19	$ 43.01
Total ReturnA, B	10.11%	14.69%	2.15%	14.15%	12.43%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.07%	1.59%	1.34%	1.57%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 190	$ 135	$ 105	$ 127	$ 37
Portfolio turnover rate D	39%	49%	57%	19%	23%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.33	$ 48.37	$ 48.17	$ 42.98	$ 38.95
Income from Investment Operations
Net investment income (loss) C	.315	.561	.390	.505	.424
Net realized and unrealized gain (loss)	4.755	6.186	.379	5.319	4.192
Total from investment operations	5.070	6.747	.769	5.824	4.616
Distributions from net investment income	(.327)	(.587)	(.435)	(.441)	(.421)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(1.840)	(.787)	(.569)	(.634)	(.586)
Net asset value, end of period	$ 57.56	$ 54.33	$ 48.37	$ 48.17	$ 42.98
Total ReturnA, B	9.57%	14.10%	1.67%	13.59%	11.87%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.56%	1.09%	.84%	1.08%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 110	$ 84	$ 74	$ 72	$ 91
Portfolio turnover rate D	39%	49%	57%	19%	23%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2038

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96
Income from Investment Operations
Net investment income (loss) B	.881	1.076	.857	.969	.849
Net realized and unrealized gain (loss)	4.759	6.200	.377	5.332	4.187
Total from investment operations	5.640	7.276	1.234	6.301	5.036
Distributions from net investment income	(.827)	(1.036)	(.880)	(.918)	(.831)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(2.340)	(1.236)	(1.014)	(1.111)	(.996)
Net asset value, end of period	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00
Total ReturnA	10.66%	15.26%	2.68%	14.74%	12.99%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.56%	2.10%	1.84%	2.07%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,017	$ 1,942	$ 1,811	$ 1,345	$ 2,051
Portfolio turnover rate C	39%	49%	57%	19%	23%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96
Income from Investment Operations
Net investment income (loss) B	.879	1.078	.857	.973	.848
Net realized and unrealized gain (loss)	4.761	6.198	.377	5.328	4.188
Total from investment operations	5.640	7.276	1.234	6.301	5.036
Distributions from net investment income	(.827)	(1.036)	(.880)	(.918)	(.831)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(2.340)	(1.236)	(1.014)	(1.111)	(.996)
Net asset value, end of period	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00
Total ReturnA	10.66%	15.26%	2.68%	14.74%	12.99%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.56%	2.10%	1.84%	2.07%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32	$ 29	$ 25	$ 29	$ 38
Portfolio turnover rate C	39%	49%	57%	19%	23%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.6	6.6
Fidelity Blue Chip Growth Fund	6.2	6.3
Fidelity Equity-Income Fund	9.6	9.5
Fidelity Large Cap Stock Fund	7.2	7.1
Fidelity Series 100 Index Fund	6.3	6.2
Fidelity Series Broad Market Opportunities Fund	10.9	11.0
Fidelity Series Small Cap Opportunities Fund	0.9	1.0
	47.7	47.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.5	10.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	3.0
Fidelity Strategic Income Fund	2.9	3.0
	5.8	6.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.5
Fidelity Strategic Real Return Fund	5.4	5.4
Fidelity Total Bond Fund	16.2	16.3
	27.0	27.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.5	4.2
Fidelity Short-Term Bond Fund	4.5	4.3
	9.0	8.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	9.0%

Six months ago
Domestic Equity Funds	47.7%
International Equity Funds	10.6%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	8.5%

Expected
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	9.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2040 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 58.2%
	Shares	Value
Domestic Equity Funds - 47.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	26,948	$ 570,769
Fidelity Blue Chip Growth Fund (b)	8,040	536,330
Fidelity Equity-Income Fund (b)	13,511	827,975
Fidelity Large Cap Stock Fund (b)	22,519	623,774
Fidelity Series 100 Index Fund (b)	42,833	544,835
Fidelity Series Broad Market Opportunities Fund (b)	61,503	944,688
Fidelity Series Small Cap Opportunities Fund (b)	6,106	79,140
TOTAL DOMESTIC EQUITY FUNDS		4,127,511
International Equity Funds - 10.5%
Fidelity Advisor International Discovery Fund Institutional Class (b)	22,847	911,830
TOTAL EQUITY FUNDS (Cost $4,347,774)		5,039,341
Fixed-Income Funds - 32.8%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund (b)	25,161	252,865
Fidelity Strategic Income Fund (b)	22,850	255,004
TOTAL HIGH YIELD FIXED-INCOME FUNDS		507,869

	Shares	Value
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund (b)	45,190	$ 468,618
Fidelity Strategic Real Return Fund (b)	48,450	463,668
Fidelity Total Bond Fund (b)	131,518	1,404,609
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,336,895
TOTAL FIXED-INCOME FUNDS (Cost $2,830,051)		2,844,764
Short-Term Funds - 9.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	390,387	390,387
Fidelity Short-Term Bond Fund (b)	45,373	389,755
TOTAL SHORT-TERM FUNDS (Cost $779,548)		780,142
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,957,373)		8,664,247
NET OTHER ASSETS (LIABILITIES) - 0.0%		(390)
NET ASSETS - 100%		$ 8,663,857
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 459,465	$ 650,709	$ 243,106	$ 6,990	$ 911,830
Fidelity Advisor Mid Cap II Fund Institutional Class	279,514	445,605	157,559	357	570,769
Fidelity Blue Chip Growth Fund	259,016	391,018	159,510	1,160	536,330
Fidelity Capital & Income Fund	122,327	182,125	58,611	8,218	252,865
Fidelity Equity-Income Fund	398,541	576,228	203,013	15,625	827,975
Fidelity Government Income Fund	216,334	345,782	98,137	5,484	468,618
Fidelity Institutional Money Market Portfolio Institutional Class	160,455	306,618	76,686	218	390,387
Fidelity Large Cap Stock Fund	299,339	445,336	162,411	4,025	623,774
Fidelity Series 100 Index Fund	258,437	365,203	129,445	6,071	544,835
Fidelity Series Broad Market Opportunities Fund	458,271	648,086	252,461	2,528	944,688
Fidelity Series Small Cap Opportunities Fund	39,848	64,266	22,393	12	79,140
Fidelity Short-Term Bond Fund	160,540	305,474	76,686	2,388	389,755
Fidelity Strategic Income Fund	122,231	188,244	58,872	6,988	255,004
Fidelity Strategic Real Return Fund	216,334	346,418	107,931	6,822	463,668
Fidelity Total Bond Fund	650,627	1,038,097	298,609	28,707	1,404,609
Total	$ 4,101,279	$ 6,299,209	$ 2,105,430	$ 95,593	$ 8,664,247
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $7,957,373) - See accompanying schedule		$ 8,664,247
Receivable for fund shares sold		25,000
Total assets		8,689,247

Liabilities
Payable for investments purchased	$ 25,002
Distribution and service plan fees payable	388
Total liabilities		25,390

Net Assets		$ 8,663,857
Net Assets consist of:
Paid in capital		$ 7,921,152
Undistributed net investment income		1,543
Accumulated undistributed net realized gain (loss) on investments		34,288
Net unrealized appreciation (depreciation) on investments		706,874
Net Assets		$ 8,663,857

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($108,893 ÷ 1,843.14 shares)		$ 59.08

Maximum offering price per share (100/94.25 of $59.08)		$ 62.68
Class T: Net Asset Value and redemption price per share ($450,718 ÷ 7,620.11 shares)		$ 59.15

Maximum offering price per share (100/96.50 of $59.15)		$ 61.30

Class C: Net Asset Value and offering price per share ($205,224 ÷ 3,488.73 shares)A		$ 58.82

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($7,881,689 ÷ 133,497.80 shares)		$ 59.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,333 ÷ 293.57 shares)		$ 59.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 95,593

Expenses
Distribution and service plan fees	$ 2,553
Independent trustees' compensation	22
Total expenses before reductions	2,575
Expense reductions	(22)	2,553
Net investment income (loss)		93,040
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(950)
Capital gain distributions from underlying funds	121,843
Total net realized gain (loss)		120,893
Change in net unrealized appreciation (depreciation) on underlying funds		370,134
Net gain (loss)		491,027
Net increase (decrease) in net assets resulting from operations		$ 584,067

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 93,040	$ 61,641
Net realized gain (loss)	120,893	103,462
Change in net unrealized appreciation (depreciation)	370,134	281,207
Net increase (decrease) in net assets resulting from operations	584,067	446,310
Distributions to shareholders from net investment income	(92,218)	(61,371)
Distributions to shareholders from net realized gain	(72,509)	(14,161)
Total distributions	(164,727)	(75,532)
Share transactions - net increase (decrease)	4,143,369	1,101,109
Total increase (decrease) in net assets	4,562,709	1,471,887

Net Assets
Beginning of period	4,101,148	2,629,261
End of period (including undistributed net investment income of $1,543 and undistributed net investment income of $721, respectively)	$ 8,663,857	$ 4,101,148

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.91	$ 48.63	$ 48.44	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) C	.742	.927	.762	.789	.722
Net realized and unrealized gain (loss)	5.022	6.538	.331	5.608	4.298
Total from investment operations	5.764	7.465	1.093	6.397	5.020
Distributions from net investment income	(.712)	(.933)	(.771)	(.805)	(.710)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.594)	(1.185)	(.903)	(.997)	(.810)
Net asset value, end of period	$ 59.08	$ 54.91	$ 48.63	$ 48.44	$ 43.04
Total ReturnA, B	10.68%	15.58%	2.36%	14.94%	12.97%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.24% F	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.24% F	.25%	.25%	.25%
Expenses net of all reductions	.25%	.24% F	.25%	.25%	.25%
Net investment income (loss)	1.28%	1.79%	1.64%	1.67%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 10	$ 7	$ 96	$ 34
Portfolio turnover rate D	34%	30%	63%	75%	129%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.00	$ 48.61	$ 48.43	$ 43.05	$ 38.84
Income from Investment Operations
Net investment income (loss) C	.605	.781	.649	.672	.616
Net realized and unrealized gain (loss)	5.021	6.563	.312	5.604	4.301
Total from investment operations	5.626	7.344	.961	6.276	4.917
Distributions from net investment income	(.594)	(.702)	(.649)	(.704)	(.607)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.476)	(.954)	(.781)	(.896)	(.707)
Net asset value, end of period	$ 59.15	$ 55.00	$ 48.61	$ 48.43	$ 43.05
Total ReturnA, B	10.40%	15.30%	2.08%	14.64%	12.69%
Ratios to Average Net Assets D, E
Expenses before reductions	.49% F	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.49% F	.50%	.50%	.50%	.50%
Expenses net of all reductions	.49% F	.50%	.50%	.50%	.50%
Net investment income (loss)	1.04%	1.53%	1.39%	1.42%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 451	$ 10	$ 51	$ 131	$ 111
Portfolio turnover rate D	34%	30%	63%	75%	129%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.75	$ 48.55	$ 48.42	$ 43.05	$ 38.84
Income from Investment Operations
Net investment income (loss) C	.304	.532	.415	.435	.402
Net realized and unrealized gain (loss)	5.003	6.524	.310	5.609	4.305
Total from investment operations	5.307	7.056	.725	6.044	4.707
Distributions from net investment income	(.355)	(.604)	(.463)	(.482)	(.397)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.237)	(.856)	(.595)	(.674)	(.497)
Net asset value, end of period	$ 58.82	$ 54.75	$ 48.55	$ 48.42	$ 43.05
Total ReturnA, B	9.84%	14.71%	1.57%	14.08%	12.13%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	1.03%	.89%	.93%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 205	$ 154	$ 107	$ 79	$ 99
Portfolio turnover rate D	34%	30%	63%	75%	129%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2040

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.87	$ 48.59	$ 48.42	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) B	.880	1.051	.885	.910	.833
Net realized and unrealized gain (loss)	5.027	6.531	.317	5.602	4.297
Total from investment operations	5.907	7.582	1.202	6.512	5.130
Distributions from net investment income	(.855)	(1.050)	(.900)	(.940)	(.820)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.737)	(1.302)	(1.032)	(1.132)	(.920)
Net asset value, end of period	$ 59.04	$ 54.87	$ 48.59	$ 48.42	$ 43.04
Total ReturnA	10.97%	15.86%	2.60%	15.21%	13.26%
Ratios to Average Net Assets C, E
Expenses before reductionsD	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.53%	2.03%	1.89%	1.93%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,882	$ 3,925	$ 2,462	$ 1,797	$ 1,262
Portfolio turnover rate C	34%	30%	63%	75%	129%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.88	$ 48.59	$ 48.43	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) B	.887	1.040	.865	.906	.828
Net realized and unrealized gain (loss)	5.010	6.552	.327	5.616	4.302
Total from investment operations	5.897	7.592	1.192	6.522	5.130
Distributions from net investment income	(.855)	(1.050)	(.900)	(.940)	(.820)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.737)	(1.302)	(1.032)	(1.132)	(.920)
Net asset value, end of period	$ 59.04	$ 54.88	$ 48.59	$ 48.43	$ 43.04
Total ReturnA	10.95%	15.88%	2.58%	15.24%	13.26%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.53%	2.03%	1.89%	1.93%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17	$ 2	$ 2	$ 48	$ 62
Portfolio turnover rate C	34%	30%	63%	75%	129%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.8	6.8
Fidelity Blue Chip Growth Fund	6.3	6.4
Fidelity Equity-Income Fund	9.8	9.8
Fidelity Large Cap Stock Fund	7.4	7.3
Fidelity Series 100 Index Fund	6.5	6.4
Fidelity Series Broad Market Opportunities Fund	11.2	11.3
Fidelity Series Small Cap Opportunities Fund	0.9	1.0
	48.9	49.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.6	11.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.2
Fidelity Strategic Income Fund	3.1	3.2
	6.2	6.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.4
Fidelity Strategic Real Return Fund	5.3	5.4
Fidelity Total Bond Fund	16.0	16.2
	26.7	27.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.3	2.9
Fidelity Short-Term Bond Fund	3.3	3.0
	6.6	5.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	48.9%
International Equity Funds	11.6%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	6.6%

Six months ago
Domestic Equity Funds	49.0%
International Equity Funds	11.7%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	5.9%

Expected
Domestic Equity Funds	49.0%
International Equity Funds	11.4%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2042 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 60.5%
	Shares	Value
Domestic Equity Funds - 48.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	107,995	$ 2,287,329
Fidelity Blue Chip Growth Fund (b)	32,226	2,149,768
Fidelity Equity-Income Fund (b)	54,179	3,320,092
Fidelity Large Cap Stock Fund (b)	90,333	2,502,226
Fidelity Series 100 Index Fund (b)	171,688	2,183,876
Fidelity Series Broad Market Opportunities Fund (b)	246,673	3,788,904
Fidelity Series Small Cap Opportunities Fund (b)	24,613	318,990
TOTAL DOMESTIC EQUITY FUNDS		16,551,185
International Equity Funds - 11.6%
Fidelity Advisor International Discovery Fund Institutional Class (b)	97,857	3,905,472
TOTAL EQUITY FUNDS (Cost $17,561,177)		20,456,657
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 6.2%
Fidelity Capital & Income Fund (b)	104,072	1,045,928
Fidelity Strategic Income Fund (b)	94,513	1,054,767
TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,100,695

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund (b)	174,925	$ 1,813,971
Fidelity Strategic Real Return Fund (b)	187,545	1,794,805
Fidelity Total Bond Fund (b)	508,777	5,433,737
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		9,042,513
TOTAL FIXED-INCOME FUNDS (Cost $10,989,575)		11,143,208
Short-Term Funds - 6.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	1,118,632	1,118,632
Fidelity Short-Term Bond Fund (b)	130,011	1,116,794
TOTAL SHORT-TERM FUNDS (Cost $2,232,995)		2,235,426
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $30,783,747)		33,835,291
NET OTHER ASSETS (LIABILITIES) - 0.0%		(612)
NET ASSETS - 100%		$ 33,834,679
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 1,747,407	$ 2,489,959	$ 495,690	$ 29,506	$ 3,905,472
Fidelity Advisor Mid Cap II Fund Institutional Class	997,084	1,586,748	302,112	1,386	2,287,329
Fidelity Blue Chip Growth Fund	923,125	1,380,913	327,567	4,338	2,149,768
Fidelity Capital & Income Fund	450,899	683,962	116,549	33,218	1,045,928
Fidelity Equity-Income Fund	1,419,415	2,090,323	408,224	62,267	3,320,092
Fidelity Government Income Fund	742,543	1,223,502	169,314	20,743	1,813,971
Fidelity Institutional Money Market Portfolio Institutional Class	373,043	820,665	75,076	585	1,118,632
Fidelity Large Cap Stock Fund	1,067,175	1,589,244	312,271	15,727	2,502,226
Fidelity Series 100 Index Fund	921,057	1,305,875	240,239	23,413	2,183,876
Fidelity Series Broad Market Opportunities Fund	1,632,066	2,299,619	488,199	9,804	3,788,904
Fidelity Series Small Cap Opportunities Fund	142,355	232,285	45,287	46	318,990
Fidelity Short-Term Bond Fund	373,234	820,468	77,824	6,442	1,116,794
Fidelity Strategic Income Fund	450,550	707,312	116,967	28,275	1,054,767
Fidelity Strategic Real Return Fund	742,556	1,225,262	206,867	26,072	1,794,805
Fidelity Total Bond Fund	2,230,384	3,676,591	527,183	108,366	5,433,737
Total	$ 14,212,893	$ 22,132,728	$ 3,909,369	$ 370,188	$ 33,835,291
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $30,783,747) - See accompanying schedule		$ 33,835,291
Receivable for investments sold		16,307
Receivable for fund shares sold		25,000
Total assets		33,876,598

Liabilities
Payable for fund shares redeemed	$ 41,300
Distribution and service plan fees payable	619
Total liabilities		41,919

Net Assets		$ 33,834,679
Net Assets consist of:
Paid in capital		$ 30,568,723
Undistributed net investment income		5,782
Accumulated undistributed net realized gain (loss) on investments		208,630
Net unrealized appreciation (depreciation) on investments		3,051,544
Net Assets		$ 33,834,679

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($565,331 ÷ 9,555.31 shares)		$ 59.16

Maximum offering price per share (100/94.25 of $59.16)		$ 62.77
Class T: Net Asset Value and redemption price per share ($481,685 ÷ 8,139.57 shares)		$ 59.18

Maximum offering price per share (100/96.50 of $59.18)		$ 61.33

Class C: Net Asset Value and offering price per share ($366,224 ÷ 6,206.72 shares)A		$ 59.00

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($32,312,500 ÷ 545,964.54 shares)		$ 59.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($108,939 ÷ 1,840.79 shares)		$ 59.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 370,188

Expenses
Distribution and service plan fees	$ 4,843
Independent trustees' compensation	85
Total expenses before reductions	4,928
Expense reductions	(85)	4,843
Net investment income (loss)		365,345
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(28,795)
Capital gain distributions from underlying funds	470,345
Total net realized gain (loss)		441,550
Change in net unrealized appreciation (depreciation) on underlying funds		1,427,819
Net gain (loss)		1,869,369
Net increase (decrease) in net assets resulting from operations		$ 2,234,714

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 365,345	$ 218,472
Net realized gain (loss)	441,550	390,240
Change in net unrealized appreciation (depreciation)	1,427,819	1,032,865
Net increase (decrease) in net assets resulting from operations	2,234,714	1,641,577
Distributions to shareholders from net investment income	(361,966)	(217,103)
Distributions to shareholders from net realized gain	(405,210)	(34,182)
Total distributions	(767,176)	(251,285)
Share transactions - net increase (decrease)	18,154,401	5,481,063
Total increase (decrease) in net assets	19,621,939	6,871,355

Net Assets
Beginning of period	14,212,740	7,341,385
End of period (including undistributed net investment income of $5,782 and undistributed net investment income of $2,401, respectively)	$ 33,834,679	$ 14,212,740

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.32	$ 48.66	$ 48.52	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) C	.755	.977	.782	.757	.747
Net realized and unrealized gain (loss)	5.194	6.833	.281	5.719	4.285
Total from investment operations	5.949	7.810	1.063	6.476	5.032
Distributions from net investment income	(.747)	(.973)	(.791)	(.801)	(.717)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(2.109)	(1.150)	(.923)	(.996)	(.822)
Net asset value, end of period	$ 59.16	$ 55.32	$ 48.66	$ 48.52	$ 43.04
Total ReturnA, B	11.01%	16.28%	2.30%	15.12%	13.00%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.30%	1.86%	1.66%	1.61%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 565	$ 70	$ 20	$ 23	$ 29
Portfolio turnover rate D	16%	34%	40%	15%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.33	$ 48.67	$ 48.53	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) C	.605	.836	.660	.637	.642
Net realized and unrealized gain (loss)	5.216	6.839	.287	5.727	4.281
Total from investment operations	5.821	7.675	.947	6.364	4.923
Distributions from net investment income	(.609)	(.838)	(.675)	(.679)	(.608)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(1.971)	(1.015)	(.807)	(.874)	(.713)
Net asset value, end of period	$ 59.18	$ 55.33	$ 48.67	$ 48.53	$ 43.04
Total ReturnA, B	10.77%	15.98%	2.05%	14.85%	12.71%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.05%	1.61%	1.42%	1.35%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 482	$ 153	$ 132	$ 29	$ 37
Portfolio turnover rate D	16%	34%	40%	15%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.21	$ 48.64	$ 48.52	$ 43.05	$ 38.84
Income from Investment Operations
Net investment income (loss) C	.317	.582	.427	.402	.430
Net realized and unrealized gain (loss)	5.194	6.821	.290	5.719	4.275
Total from investment operations	5.511	7.403	.717	6.121	4.705
Distributions from net investment income	(.359)	(.656)	(.465)	(.456)	(.390)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(1.721)	(.833)	(.597)	(.651)	(.495)
Net asset value, end of period	$ 59.00	$ 55.21	$ 48.64	$ 48.52	$ 43.05
Total ReturnA, B	10.19%	15.40%	1.55%	14.26%	12.12%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	.99% F	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	.99% F	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	.99% F	1.00%	1.00%	1.00%
Net investment income (loss)	.55%	1.12%	.91%	.85%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 366	$ 97	$ 24	$ 28	$ 37
Portfolio turnover rate D	16%	34%	40%	15%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2042

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.32	$ 48.65	$ 48.51	$ 43.03	$ 38.83
Income from Investment Operations
Net investment income (loss) B	.896	1.099	.897	.880	.857
Net realized and unrealized gain (loss)	5.202	6.837	.284	5.719	4.279
Total from investment operations	6.098	7.936	1.181	6.599	5.136
Distributions from net investment income	(.876)	(1.089)	(.909)	(.924)	(.831)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(2.238)	(1.266)	(1.041)	(1.119)	(.936)
Net asset value, end of period	$ 59.18	$ 55.32	$ 48.65	$ 48.51	$ 43.03
Total ReturnA	11.30%	16.57%	2.56%	15.42%	13.27%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.55%	2.11%	1.91%	1.86%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,313	$ 13,862	$ 7,139	$ 5,524	$ 3,395
Portfolio turnover rate C	16%	34%	40%	15%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.31	$ 48.64	$ 48.51	$ 43.03	$ 38.83
Income from Investment Operations
Net investment income (loss) B	.897	1.095	.896	.874	.855
Net realized and unrealized gain (loss)	5.211	6.841	.275	5.725	4.281
Total from investment operations	6.108	7.936	1.171	6.599	5.136
Distributions from net investment income	(.876)	(1.089)	(.909)	(.924)	(.831)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(2.238)	(1.266)	(1.041)	(1.119)	(.936)
Net asset value, end of period	$ 59.18	$ 55.31	$ 48.64	$ 48.51	$ 43.03
Total ReturnA	11.32%	16.57%	2.54%	15.42%	13.27%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.55%	2.11%	1.91%	1.86%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 30	$ 26	$ 29	$ 38
Portfolio turnover rate C	16%	34%	40%	15%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2014

1. Organization.

Fidelity Income Replacement 2016 FundSM, Fidelity Income Replacement 2018 FundSM, Fidelity Income Replacement 2020 FundSM, Fidelity Income Replacement 2022 FundSM, Fidelity Income Replacement 2024 FundSM, Fidelity Income Replacement 2026 FundSM, Fidelity Income Replacement 2028 FundSM, Fidelity Income Replacement 2030 FundSM, Fidelity Income Replacement 2032 FundSM, Fidelity Income Replacement 2034 FundSM, Fidelity Income Replacement 2036 FundSM, Fidelity Income Replacement 2038 FundSM, Fidelity Income Replacement 2040 FundSM and Fidelity Income Replacement 2042 FundSM (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund offer Class A, Class T, Class C, Income Replacement and Institutional Class shares. Fidelity Income Replacement 2016 Fund and Fidelity Income Replacement 2018 Fund offer Income Replacement shares. Fidelity Income Replacement 2016 Fund's (effective after the close of business on January 31, 2012) and Fidelity Income Replacement 2018 Fund's (effective after the close of business on May 30, 2014) Class A, Class T, Class C and Institutional Class shares are closed to new accounts and additional purchases, except for reinvestments. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 4,727,979	$ 266,625	$ -	$ 266,625
Fidelity Income Replacement 2018 Fund	6,879,868	358,934	(38,806)	320,128
Fidelity Income Replacement 2020 Fund	7,895,745	748,229	(34,529)	713,700
Fidelity Income Replacement 2022 Fund	10,060,026	597,953	(53,513)	544,440
Fidelity Income Replacement 2024 Fund	6,988,599	453,850	(27,940)	425,910
Fidelity Income Replacement 2026 Fund	4,000,042	324,496	(18,964)	305,532
Fidelity Income Replacement 2028 Fund	21,717,924	1,310,459	(98,149)	1,212,310
Fidelity Income Replacement 2030 Fund	14,706,102	1,205,374	(45,783)	1,159,591
Fidelity Income Replacement 2032 Fund	7,258,651	833,897	(38,464)	795,433
Fidelity Income Replacement 2034 Fund	7,977,839	855,829	(27,841)	827,988
Fidelity Income Replacement 2036 Fund	6,642,877	687,221	(42,288)	644,933
Fidelity Income Replacement 2038 Fund	5,931,649	616,384	(20,995)	595,389
Fidelity Income Replacement 2040 Fund	7,984,252	718,128	(38,133)	679,995
Fidelity Income Replacement 2042 Fund	30,856,879	3,103,053	(124,641)	2,978,412

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Income Replacement 2016 Fund	$ 490	$ 83,012	$ -	$ 266,625
Fidelity Income Replacement 2018 Fund	1,164	-	(330,516)	320,128
Fidelity Income Replacement 2020 Fund	6,355	61,768	-	713,700
Fidelity Income Replacement 2022 Fund	7,205	-	(408,076)	544,440
Fidelity Income Replacement 2024 Fund	2,870	49,065	-	425,910
Fidelity Income Replacement 2026 Fund	821	-	(105,055)	305,532
Fidelity Income Replacement 2028 Fund	4,387	-	(178,957)	1,212,310
Fidelity Income Replacement 2030 Fund	3,020	94,764	-	1,159,591
Fidelity Income Replacement 2032 Fund	1,555	35,363	(36,427)	795,433
Fidelity Income Replacement 2034 Fund	1,698	72,754	-	827,988
Fidelity Income Replacement 2036 Fund	1,300	-	(8,454)	644,933
Fidelity Income Replacement 2038 Fund	1,151	49,838	-	595,389
Fidelity Income Replacement 2040 Fund	1,543	66,773	(5,605)	679,995
Fidelity Income Replacement 2042 Fund	5,782	281,761	-	2,978,412

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Fidelity Income Replacement 2018 Fund	$ (293,304)	$ (37,212)	$ (330,516)
Fidelity Income Replacement 2022 Fund	(333,958)	(74,118)	(408,076)
Fidelity Income Replacement 2026 Fund	(105,055)	-	(105,055)
Fidelity Income Replacement 2028 Fund	-	(178,957)	(178,957)
Fidelity Income Replacement 2032 Fund	(36,427)	-	(36,427)
Fidelity Income Replacement 2036 Fund	(5,577)	(2,877)	(8,454)
Fidelity Income Replacement 2040 Fund	-	(5,605)	(5,605)

Due to large redemptions or subscriptions in a prior period, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2032 Fund and Fidelity Income Replacement 2040 Fund will be limited to approximately $28,019, $38,679, and $27,942 per year, respectively.

Due to large redemptions during November 2013, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2022 Fund will be limited to approximately $216,299 per year.

The tax character of distributions paid was as follows:

July 31, 2014
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$ 46,510	$ -	$ 46,510
Fidelity Income Replacement 2018 Fund	87,147	-	87,147
Fidelity Income Replacement 2020 Fund	112,536	37,741	150,277
Fidelity Income Replacement 2022 Fund	130,346	-	130,346
Fidelity Income Replacement 2024 Fund	88,925	17,150	106,075
Fidelity Income Replacement 2026 Fund	59,690	-	59,690
Fidelity Income Replacement 2028 Fund	205,399	-	205,399
Fidelity Income Replacement 2030 Fund	203,588	-	203,588
Fidelity Income Replacement 2032 Fund	122,360	55,932	178,292
Fidelity Income Replacement 2034 Fund	109,903	18,311	128,214
Fidelity Income Replacement 2036 Fund	105,819	-	105,819
Fidelity Income Replacement 2038 Fund	80,309	66,560	146,869
Fidelity Income Replacement 2040 Fund	110,838	53,889	164,727
Fidelity Income Replacement 2042 Fund	433,304	333,872	767,176
July 31, 2013
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$ 112,389	$ -	$ 112,389
Fidelity Income Replacement 2018 Fund	118,283	-	118,283
Fidelity Income Replacement 2020 Fund	114,787	-	114,787
Fidelity Income Replacement 2022 Fund	104,849	-	104,849
Fidelity Income Replacement 2024 Fund	51,499	-	51,499
Fidelity Income Replacement 2026 Fund	45,798	-	45,798
Fidelity Income Replacement 2028 Fund	150,766	-	150,766
Fidelity Income Replacement 2030 Fund	97,611	-	97,611

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

July 31, 2013
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2032 Fund	$ 98,149	$ 16,448	$ 114,597
Fidelity Income Replacement 2034 Fund	66,127	-	66,127
Fidelity Income Replacement 2036 Fund	83,395	-	83,395
Fidelity Income Replacement 2038 Fund	55,403	-	55,403
Fidelity Income Replacement 2040 Fund	72,475	3,057	75,532
Fidelity Income Replacement 2042 Fund	251,285	-	251,285

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	1,743,054	3,161,790
Fidelity Income Replacement 2018 Fund	4,889,836	3,609,165
Fidelity Income Replacement 2020 Fund	4,144,185	1,830,333
Fidelity Income Replacement 2022 Fund	7,437,374	2,080,096
Fidelity Income Replacement 2024 Fund	5,915,742	1,615,627
Fidelity Income Replacement 2026 Fund	2,907,301	927,461
Fidelity Income Replacement 2028 Fund	16,532,712	2,223,652
Fidelity Income Replacement 2030 Fund	12,543,717	3,188,735
Fidelity Income Replacement 2032 Fund	4,846,618	1,946,010
Fidelity Income Replacement 2034 Fund	5,500,640	1,231,765
Fidelity Income Replacement 2036 Fund	3,896,353	1,541,808
Fidelity Income Replacement 2038 Fund	5,732,903	1,751,342
Fidelity Income Replacement 2040 Fund	6,299,209	2,105,430
Fidelity Income Replacement 2042 Fund	22,132,728	3,909,369

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 615	$ 2
Class T	.25%	.25%	644	2
Class C	.75%	.25%	5,150	1
			$ 6,409	$ 5
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 2,073	$ -
Class T	.25%	.25%	2,092	2
Class C	.75%	.25%	5,639	1,927
			$ 9,804	$ 1,929
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 1,918	$ 405
Class T	.25%	.25%	478	6
Class C	.75%	.25%	4,539	925
			$ 6,935	$ 1,336

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2022 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC

Class A	-%	.25%	$ 975	$ 4
Class T	.25%	.25%	32	4
Class C	.75%	.25%	1,584	1,272
			$ 2,591	$ 1,280
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 894	$ 301
Class T	.25%	.25%	960	246
Class C	.75%	.25%	1,296	56
			$ 3,150	$ 603
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 902	$ -
Class T	.25%	.25%	470	36
Class C	.75%	.25%	320	320
			$ 1,692	$ 356
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 447	$ -
Class T	.25%	.25%	1,676	2
Class C	.75%	.25%	223	-
			$ 2,346	$ 2
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 536	$ 4
Class T	.25%	.25%	82	38
Class C	.75%	.25%	3,151	309
			$ 3,769	$ 351
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 998	$ 20
Class T	.25%	.25%	164	140
Class C	.75%	.25%	920	480
			$ 2,082	$ 640
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 228	$ 52
Class T	.25%	.25%	465	140
Class C	.75%	.25%	548	212
			$ 1,241	$ 404
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 313	$ 62
Class T	.25%	.25%	1,760	34
Class C	.75%	.25%	3,612	1,107
			$ 5,685	$ 1,203
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 352	$ 9
Class T	.25%	.25%	780	30
Class C	.75%	.25%	1,053	175
			$ 2,185	$ 214
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 144	$ 22
Class T	.25%	.25%	676	34
Class C	.75%	.25%	1,733	260
			$ 2,553	$ 316
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 796	$ 51
Class T	.25%	.25%	2,064	154
Class C	.75%	.25%	1,983	1,605
			$ 4,843	$ 1,810

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2018 Fund
Class A	$ 840
Class T	38
Class C*	229
$ 1,107
Fidelity Income Replacement 2020 Fund
Class A	$ 2,022

Fidelity Income Replacement 2022 Fund
Class A	$ 224

Fidelity Income Replacement 2024 Fund
Class A	$ 417
Class C*	14
$ 431
Fidelity Income Replacement 2026 Fund
Class T	$ 7

Fidelity Income Replacement 2028 Fund
Class A	$ 976
Class T	299
$ 1,275
Fidelity Income Replacement 2030 Fund
Class A	$ 695

Fidelity Income Replacement 2032 Fund
Class T	$ 36

Fidelity Income Replacement 2036 Fund
Class A	$ 1,150
Class T	383
$ 1,533
Fidelity Income Replacement 2038 Fund
Class A	$ 341

Fidelity Income Replacement 2040 Fund
Class A	$ 263

Fidelity Income Replacement 2042 Fund
Class A	$ 3,718
Class T	191
Class C*	436
$ 4,345

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service plan fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

Annual Report

5. Expense Reductions - continued

The following Funds were in reimbursement during the period:

Reimbursement*
Fidelity Income Replacement 2016 Fund	$ 23
Fidelity Income Replacement 2018 Fund	25
Fidelity Income Replacement 2020 Fund	27
Fidelity Income Replacement 2022 Fund	28
Fidelity Income Replacement 2024 Fund	19
Fidelity Income Replacement 2026 Fund	13
Fidelity Income Replacement 2028 Fund	43
Fidelity Income Replacement 2030 Fund	42
Fidelity Income Replacement 2032 Fund	25
Fidelity Income Replacement 2034 Fund	23
Fidelity Income Replacement 2036 Fund	23
Fidelity Income Replacement 2038 Fund	16
Fidelity Income Replacement 2040 Fund	22
Fidelity Income Replacement 2042 Fund	85

* Represents total amount reimbursed to the Fund. Each class has received a pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2014	2013
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 1,345	$ 7,086
Class T	402	1,130
Class C	403	2,837
Income Replacement 2016	39,487	70,663
Institutional Class	198	447
Total	$ 41,835	$ 82,163
From net realized gain
Class A	$ 158	$ 3,311
Class T	101	617
Class C	411	3,251
Income Replacement 2016	3,986	22,904
Institutional Class	19	143
Total	$ 4,675	$ 30,226
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 9,032	$ 9,944
Class T	3,943	1,343
Class C	1,972	2,932
Income Replacement 2018	56,430	64,536
Institutional Class	6,175	7,319
Total	$ 77,552	$ 86,074
From net realized gain
Class A	$ 1,216	$ 4,058
Class T	709	695
Class C	655	2,364
Income Replacement 2018	6,313	22,722
Institutional Class	702	2,370
Total	$ 9,595	$ 32,209

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2014	2013
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 9,552	$ 5,982
Class T	909	2,133
Class C	2,089	2,522
Income Replacement 2020	86,108	78,702
Institutional Class	991	242
Total	$ 99,649	$ 89,581
From net realized gain
Class A	$ 5,948	$ 1,965
Class T	736	907
Class C	2,820	1,535
Income Replacement 2020	40,555	20,732
Institutional Class	569	67
Total	$ 50,628	$ 25,206
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 4,868	$ 5,998
Class T	68	12
Class C	834	279
Income Replacement 2022	108,906	76,474
Institutional Class	400	64
Total	$ 115,076	$ 82,827
From net realized gain
Class A	$ 934	$ 1,895
Class T	2	3
Class C	122	142
Income Replacement 2022	14,203	19,965
Institutional Class	9	17
Total	$ 15,270	$ 22,022
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 4,411	$ 4,019
Class T	1,845	2,626
Class C	661	1,172
Income Replacement 2024	70,240	33,777
Institutional Class	419	506
Total	$ 77,576	$ 42,100
From net realized gain
Class A	$ 2,848	$ 647
Class T	1,149	748
Class C	691	465
Income Replacement 2024	23,642	7,431
Institutional Class	169	108
Total	$ 28,499	$ 9,399
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 4,432	$ 5,115
Class T	908	1,165
Class C	178	125
Income Replacement 2026	45,416	30,035
Institutional Class	428	495
Total	$ 51,362	$ 36,935
From net realized gain
Class A	$ 658	$ 1,333
Class T	292	329
Class C	79	41
Income Replacement 2026	7,228	7,049
Institutional Class	71	111
Total	$ 8,328	$ 8,863

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2014	2013
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 2,236	$ 2,263
Class T	3,326	2,225
Class C	114	253
Income Replacement 2028	173,291	118,706
Institutional Class	1,314	760
Total	$ 180,281	$ 124,207
From net realized gain
Class A	$ 233	$ 602
Class T	942	568
Class C	46	107
Income Replacement 2028	23,651	25,172
Institutional Class	246	110
Total	$ 25,118	$ 26,559
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 2,621	$ 1,705
Class T	156	201
Class C	1,770	3,279
Income Replacement 2030	168,554	74,151
Institutional Class	1,213	671
Total	$ 174,314	$ 80,007
From net realized gain
Class A	$ 547	$ 386
Class T	44	60
Class C	831	1,336
Income Replacement 2030	27,620	15,711
Institutional Class	232	111
Total	$ 29,274	$ 17,604
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 5,304	$ 3,854
Class T	352	358
Class C	527	598
Income Replacement 2032	96,700	76,811
Institutional Class	305	342
Total	$ 103,188	$ 81,963
From net realized gain
Class A	$ 3,737	$ 1,834
Class T	380	199
Class C	928	440
Income Replacement 2032	69,805	30,021
Institutional Class	254	140
Total	$ 75,104	$ 32,634
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 1,278	$ 326
Class T	909	537
Class C	325	519
Income Replacement 2034	88,166	51,986
Institutional Class	2,862	2,565
Total	$ 93,540	$ 55,933
From net realized gain
Class A	$ 746	$ 76
Class T	566	99
Class C	342	184
Income Replacement 2034	31,749	9,314
Institutional Class	1,271	521
Total	$ 34,674	$ 10,194

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2014	2013
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 1,749	$ 426
Class T	3,664	4,336
Class C	2,175	2,240
Income Replacement 2036	80,634	63,610
Institutional Class	11	13
Total	$ 88,233	$ 70,625
From net realized gain
Class A	$ 404	$ 81
Class T	1,137	1,001
Class C	1,121	622
Income Replacement 2036	14,922	11,064
Institutional Class	2	2
Total	$ 17,586	$ 12,770
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 1,737	$ 1,288
Class T	1,436	1,710
Class C	621	899
Income Replacement 2038	62,847	41,508
Institutional Class	460	551
Total	$ 67,101	$ 45,956
From net realized gain
Class A	$ 3,479	$ 210
Class T	3,745	429
Class C	2,806	305
Income Replacement 2038	68,917	8,397
Institutional Class	821	106
Total	$ 79,768	$ 9,447
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 562	$ 141
Class T	1,539	240
Class C	1,072	1,360
Income Replacement 2040	88,922	59,586
Institutional Class	123	44
Total	$ 92,218	$ 61,371
From net realized gain
Class A	$ 137	$ 37
Class T	176	107
Class C	2,496	555
Income Replacement 2040	69,663	13,452
Institutional Class	37	10
Total	$ 72,509	$ 14,161
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 5,189	$ 552
Class T	4,574	2,294
Class C	1,098	392
Income Replacement 2042	349,803	213,286
Institutional Class	1,302	579
Total	$ 361,966	$ 217,103
From net realized gain
Class A	$ 3,666	$ 74
Class T	8,953	482
Class C	4,811	89
Income Replacement 2042	386,619	33,444
Institutional Class	1,161	93
Total	$ 405,210	$ 34,182
Annual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	21	163	1,081	8,297
Shares redeemed	(2,910)	(11,297)	(151,155)	(577,897)
Net increase (decrease)	(2,889)	(11,134)	$ (150,074)	$ (569,600)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	28	397	1,401
Shares redeemed	(341)	(1,244)	(17,795)	(63,469)
Net increase (decrease)	(334)	(1,216)	$ (17,398)	$ (62,068)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	85	505	4,320
Shares redeemed	(2,717)	(6,563)	(141,170)	(336,404)
Net increase (decrease)	(2,707)	(6,478)	$ (140,665)	$ (332,084)
Income Replacement 2016
Shares sold	14,565	32,858	$ 757,343	$ 1,681,315
Reinvestment of distributions	395	905	20,606	46,083
Shares redeemed	(36,638)	(52,922)	(1,908,597)	(2,704,793)
Net increase (decrease)	(21,678)	(19,159)	$ (1,130,648)	$ (977,395)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	12	217	590
Shares redeemed	(188)	(402)	(9,765)	(20,428)
Net increase (decrease)	(184)	(390)	$ (9,548)	$ (19,838)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	3,094	1,844	$ 165,629	$ 96,498
Reinvestment of distributions	112	165	6,019	8,476
Shares redeemed	(2,034)	(2,302)	(109,403)	(118,731)
Net increase (decrease)	1,172	(293)	$ 62,245	$ (13,757)
Class T
Shares sold	7,617	-	$ 402,023	$ -
Reinvestment of distributions	75	18	4,029	908
Shares redeemed	(1,459)	(626)	(78,424)	(32,478)
Net increase (decrease)	6,233	(608)	$ 327,628	$ (31,570)
Class C
Shares sold	7,214	2,007	$ 388,519	$ 104,323
Reinvestment of distributions	44	96	2,439	4,895
Shares redeemed	(2,277)	(1,291)	(121,070)	(66,610)
Net increase (decrease)	4,981	812	$ 269,888	$ 42,608
Income Replacement 2018
Shares sold	48,757	19,009	$ 2,615,823	$ 982,691
Reinvestment of distributions	403	656	21,671	33,655
Shares redeemed	(37,375)	(22,946)	(2,001,673)	(1,182,626)
Net increase (decrease)	11,785	(3,281)	$ 635,821	$ (166,280)
Institutional Class
Shares sold	-	3,981	$ -	$ 204,782
Reinvestment of distributions	127	145	6,796	7,435
Shares redeemed	(1,505)	(4,070)	(80,836)	(209,387)
Net increase (decrease)	(1,378)	56	$ (74,040)	$ 2,830

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	8,274	474	$ 447,658	$ 25,017
Reinvestment of distributions	170	103	9,262	5,331
Shares redeemed	(1,585)	(967)	(87,236)	(50,578)
Net increase (decrease)	6,859	(390)	$ 369,684	$ (20,230)
Class T
Shares sold	3	129	$ 150	$ 6,823
Reinvestment of distributions	24	49	1,284	2,541
Shares redeemed	(243)	(2,023)	(13,241)	(108,390)
Net increase (decrease)	(216)	(1,845)	$ (11,807)	$ (99,026)
Class C
Shares sold	6,213	568	$ 338,797	$ 29,000
Reinvestment of distributions	68	57	3,719	2,907
Shares redeemed	(2,214)	(648)	(119,698)	(33,562)
Net increase (decrease)	4,067	(23)	$ 222,818	$ (1,655)
Income Replacement 2020
Shares sold	46,801	45,319	$ 2,589,823	$ 2,366,414
Reinvestment of distributions	1,366	908	74,954	46,992
Shares redeemed	(19,058)	(27,089)	(1,042,550)	(1,420,725)
Net increase (decrease)	29,109	19,138	$ 1,622,227	$ 992,681
Institutional Class
Shares sold	1,372	-	$ 75,000	$ -
Reinvestment of distributions	29	6	1,560	309
Shares redeemed	(122)	-	(6,760)	-
Net increase (decrease)	1,279	6	$ 69,800	$ 309
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	2,298	-	$ 128,651	$ -
Reinvestment of distributions	55	71	3,043	3,695
Shares redeemed	(2,277)	(496)	(128,019)	(26,081)
Net increase (decrease)	76	(425)	$ 3,675	$ (22,386)
Class T
Shares sold	445	-	$ 25,423	$ -
Reinvestment of distributions	1	0*	70	15
Shares redeemed	-	(91)	-	(4,748)
Net increase (decrease)	446	(91)	$ 25,493	$ (4,733)
Class C
Shares sold	4,664	431	$ 264,924	$ 23,074
Reinvestment of distributions	12	1	739	67
Shares redeemed	-	-	-	-
Net increase (decrease)	4,676	432	$ 265,663	$ 23,141
Income Replacement 2022
Shares sold	122,627	23,547	$ 6,894,254	$ 1,241,849
Reinvestment of distributions	940	598	53,287	30,901
Shares redeemed	(35,951)	(18,669)	(2,035,627)	(986,018)
Net increase (decrease)	87,616	5,476	$ 4,911,914	$ 286,732
Institutional Class
Shares sold	980	-	$ 54,999	$ -
Reinvestment of distributions	7	2	409	81
Shares redeemed	-	-	-	-
Net increase (decrease)	987	2	$ 55,408	$ 81

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	925	4,821	$ 52,324	$ 249,930
Reinvestment of distributions	114	70	6,459	3,660
Shares redeemed	(5,011)	(1,358)	(288,188)	(70,040)
Net increase (decrease)	(3,972)	3,533	$ (229,405)	$ 183,550
Class T
Shares sold	-	182	$ -	$ 10,000
Reinvestment of distributions	29	30	1,644	1,572
Shares redeemed	(222)	(210)	(12,674)	(11,083)
Net increase (decrease)	(193)	2	$ (11,030)	$ 489
Class C
Shares sold	944	-	$ 54,303	$ -
Reinvestment of distributions	7	6	384	319
Shares redeemed	(337)	(1,320)	(19,586)	(68,217)
Net increase (decrease)	614	(1,314)	$ 35,101	$ (67,898)
Income Replacement 2024
Shares sold	100,545	17,502	$ 5,712,753	$ 923,490
Reinvestment of distributions	988	343	56,412	17,775
Shares redeemed	(22,993)	(9,492)	(1,319,597)	(496,528)
Net increase (decrease)	78,540	8,353	$ 4,449,568	$ 444,737
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	12	588	614
Shares redeemed	-	-	-	-
Net increase (decrease)	10	12	$ 588	$ 614
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	4,671	3,297	$ 270,903	$ 164,296
Reinvestment of distributions	72	104	4,127	5,368
Shares redeemed	(1,342)	(628)	(76,534)	(32,970)
Net increase (decrease)	3,401	2,773	$ 198,496	$ 136,694
Class T
Shares sold	591	147	$ 32,802	$ 7,752
Reinvestment of distributions	16	22	896	1,126
Shares redeemed	(1,487)	(4,570)	(86,352)	(229,341)
Net increase (decrease)	(880)	(4,401)	$ (52,654)	$ (220,463)
Class C
Shares sold	-	372	$ -	$ 20,181
Reinvestment of distributions	4	3	257	166
Shares redeemed	-	-	-	-
Net increase (decrease)	4	375	$ 257	$ 20,347
Income Replacement 2026
Shares sold	43,548	15,295	$ 2,469,669	$ 797,527
Reinvestment of distributions	515	419	29,638	21,602
Shares redeemed	(12,559)	(10,796)	(717,746)	(570,139)
Net increase (decrease)	31,504	4,918	$ 1,781,561	$ 248,990
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	9	11	499	606
Shares redeemed	-	-	-	-
Net increase (decrease)	9	11	$ 499	$ 606

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	11,628	1,289	$ 695,024	$ 71,770
Reinvestment of distributions	36	55	2,141	2,865
Shares redeemed	(2,162)	(1,798)	(125,714)	(97,320)
Net increase (decrease)	9,502	(454)	$ 571,451	$ (22,685)
Class T
Shares sold	-	3,419	$ -	$ 190,058
Reinvestment of distributions	28	18	1,646	932
Shares redeemed	(250)	(93)	(14,492)	(4,963)
Net increase (decrease)	(222)	3,344	$ (12,846)	$ 186,027
Class C
Shares sold	340	-	$ 20,000	$ -
Reinvestment of distributions	3	4	160	214
Shares redeemed	(38)	(339)	(2,200)	(18,000)
Net increase (decrease)	305	(335)	$ 17,960	$ (17,786)
Income Replacement 2028
Shares sold	276,372	48,154	$ 16,302,408	$ 2,584,155
Reinvestment of distributions	1,779	1,125	104,546	58,544
Shares redeemed	(48,843)	(21,518)	(2,851,544)	(1,167,596)
Net increase (decrease)	229,308	27,761	$ 13,555,410	$ 1,475,103
Institutional Class
Shares sold	-	1,004	$ -	$ 53,885
Reinvestment of distributions	27	16	1,560	870
Shares Redeemed	-	-	-	-
Net increase (decrease)	27	1,020	$ 1,560	$ 54,755
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	3,278	933	$ 188,799	$ 49,913
Reinvestment of distributions	27	19	1,564	1,002
Shares redeemed	(1,623)	(44)	(94,101)	(2,337)
Net increase (decrease)	1,682	908	$ 96,262	$ 48,578
Class T
Shares sold	11	11	$ 622	$ 618
Reinvestment of distributions	3	5	200	261
Shares sold	-	-	-	-
Net increase (decrease)	14	16	$ 822	$ 879
Class C
Shares sold	911	305	$ 54,800	$ 16,713
Reinvestment of distributions	35	51	2,043	2,604
Shares redeemed	(732)	(884)	(42,088)	(46,510)
Net increase (decrease)	214	(528)	$ 14,755	$ (27,193)
Income Replacement 2030
Shares sold	220,687	39,836	$ 12,803,833	$ 2,147,451
Reinvestment of distributions	2,234	950	130,960	49,163
Shares redeemed	(66,109)	(14,994)	(3,869,452)	(778,185)
Net increase (decrease)	156,812	25,792	$ 9,065,341	$ 1,418,429
Institutional Class
Shares sold	458	538	$ 25,001	$ 27,920
Reinvestment of distributions	25	15	1,445	782
Shares redeemed	(465)	-	(28,292)	-
Net increase (decrease)	18	553	$ (1,846)	$ 28,702

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	4,195	-	$ 226,000	$ -
Reinvestment of distributions	114	112	6,170	5,527
Shares redeemed	(3,916)	(320)	(224,739)	(16,355)
Net increase (decrease)	393	(208)	$ 7,431	$ (10,828)
Class T
Shares sold	129	489	$ 6,991	$ 25,000
Reinvestment of distributions	13	11	732	557
Shares redeemed	-	(489)	-	(24,956)
Net increase (decrease)	142	11	$ 7,723	$ 601
Class C
Shares sold	824	190	$ 46,001	$ 9,600
Reinvestment of distributions	27	21	1,455	1,038
Shares sold	-	-	-	-
Net increase (decrease)	851	211	$ 47,456	$ 10,638
Income Replacement 2032
Shares sold	82,796	30,500	$ 4,544,725	$ 1,530,443
Reinvestment of distributions	2,269	1,495	123,077	73,685
Shares redeemed	(34,248)	(11,121)	(1,888,944)	(559,873)
Net increase (decrease)	50,817	20,874	$ 2,778,858	$ 1,044,255
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	10	560	482
Shares redeemed	-	-	-	-
Net increase (decrease)	11	10	$ 560	$ 482
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	1,728	-	$ 100,000	$ -
Reinvestment of distributions	7	8	399	402
Shares redeemed	-	-	-	-
Net increase (decrease)	1,735	8	$ 100,399	$ 402
Class T
Shares sold	-	1,105	$ -	$ 59,121
Reinvestment of distributions	25	12	1,474	636
Shares redeemed	-	-	-	-
Net increase (decrease)	26	1,117	$ 1,474	$ 59,757
Class C
Shares sold	85	583	$ 4,814	$ 30,000
Reinvestment of distributions	12	14	667	703
Shares redeemed	(86)	(583)	(5,154)	(29,858)
Net increase (decrease)	11	14	$ 327	$ 845
Income Replacement 2034
Shares sold	88,317	37,259	$ 5,170,390	$ 1,995,412
Reinvestment of distributions	1,329	626	77,616	32,352
Shares redeemed	(20,967)	(10,339)	(1,227,468)	(550,747)
Net increase (decrease)	68,679	27,546	$ 4,020,538	$ 1,477,017
Institutional Class
Shares sold	1,056	-	$ 60,682	$ -
Reinvestment of distributions	71	60	4,133	3,086
Shares redeemed	(13)	(15)	(764)	(770)
Net increase (decrease)	1,114	45	$ 64,051	$ 2,316

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	2,537	-	$ 146,968	$ -
Reinvestment of distributions	37	10	2,153	507
Shares redeemed	0*	(112)	(15)	(5,700)
Net increase (decrease)	2,574	(102)	$ 149,106	$ (5,193)
Class T
Shares sold	1,978	-	$ 116,352	$ -
Reinvestment of distributions	30	54	1,768	2,726
Shares redeemed	(337)	(348)	(19,565)	(18,208)
Net increase (decrease)	1,671	(294)	$ 98,555	$ (15,482)
Class C
Shares sold	-	3,311	$ -	$ 175,000
Reinvestment of distributions	38	54	2,203	2,730
Shares redeemed	(518)	(419)	(29,991)	(22,047)
Net increase (decrease)	(480)	2,946	$ (27,788)	$ 155,683
Income Replacement 2036
Shares sold	58,800	27,343	$ 3,418,581	$ 1,427,322
Reinvestment of distributions	662	604	38,607	30,579
Shares redeemed	(24,467)	(5,152)	(1,425,529)	(276,865)
Net increase (decrease)	34,995	22,795	$ 2,031,659	$ 1,181,036
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	0*	0*	13	15
Shares redeemed	-	-	-	-
Net increase (decrease)	-	-	$ 13	$ 15
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	751	1,696	$ 43,225	$ 87,117
Reinvestment of distributions	95	30	5,216	1,498
Shares redeemed	-	(1,076)	-	(54,240)
Net increase (decrease)	846	650	$ 48,441	$ 34,375
Class T
Shares sold	1,339	361	$ 76,212	$ 19,357
Reinvestment of distributions	76	24	4,096	1,182
Shares redeemed	(598)	(87)	(33,753)	(4,480)
Net increase (decrease)	817	298	$ 46,555	$ 16,059
Class C
Shares sold	299	-	$ 16,110	$ -
Reinvestment of distributions	63	24	3,427	1,204
Shares redeemed	-	-	-	-
Net increase (decrease)	362	24	$ 19,537	$ 1,204
Income Replacement 2038
Shares sold	97,135	12,010	$ 5,466,976	$ 616,548
Reinvestment of distributions	2,020	705	111,764	35,469
Shares redeemed	(30,641)	(14,450)	(1,721,190)	(750,847)
Net increase (decrease)	68,514	(1,735)	$ 3,857,550	$ (98,830)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	23	13	1,281	657
Shares redeemed	-	-	-	-
Net increase (decrease)	23	13	$ 1,281	$ 657

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	1,700	26	$ 97,306	$ 1,376
Reinvestment of distributions	11	4	653	178
Shares redeemed	(42)	-	(2,337)	-
Net increase (decrease)	1,669	30	$ 95,622	$ 1,554
Class T
Shares sold	7,541	78	$ 438,067	$ 4,000
Reinvestment of distributions	4	7	309	347
Shares redeemed	(108)	(951)	(6,401)	(48,573)
Net increase (decrease)	7,437	(866)	$ 431,975	$ (44,226)
Class C
Shares sold	604	582	$ 35,021	$ 31,135
Reinvestment of distributions	66	38	3,568	1,915
Shares redeemed	0*	-	(15)	-
Net increase (decrease)	670	620	$ 38,574	$ 33,050
Income Replacement 2040
Shares sold	101,404	29,430	$ 5,825,239	$ 1,560,721
Reinvestment of distributions	2,134	943	120,009	47,571
Shares redeemed	(41,563)	(9,529)	(2,382,123)	(497,615)
Net increase (decrease)	61,975	20,844	$ 3,563,125	$ 1,110,677
Institutional Class
Shares sold	250	-	$ 13,998	$ -
Reinvestment of distributions	2	1	75	54
Shares redeemed	-	-	-	-
Net increase (decrease)	252	1	$ 14,073	$ 54
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	15,726	846	$ 906,475	$ 45,470
Reinvestment of distributions	154	12	8,830	626
Shares redeemed	(7,599)	-	(439,193)	-
Net increase (decrease)	8,281	858	$ 476,112	$ 46,096
Class T
Shares sold	5,127	-	$ 284,223	$ -
Reinvestment of distributions	241	55	13,527	2,776
Shares redeemed	-	-	-	-
Net increase (decrease)	5,368	55	$ 297,750	$ 2,776
Class C
Shares sold	7,488	1,254	$ 430,355	$ 67,885
Reinvestment of distributions	105	9	5,831	481
Shares redeemed	(3,151)	-	(174,356)	-
Net increase (decrease)	4,442	1,263	$ 261,830	$ 68,366
Income Replacement 2042
Shares sold	397,829	146,111	$ 22,936,171	$ 7,567,549
Reinvestment of distributions	10,109	2,829	569,905	142,929
Shares redeemed	(112,551)	(45,108)	(6,460,739)	(2,347,325)
Net increase (decrease)	295,387	103,832	$ 17,045,337	$ 5,363,153
Institutional Class
Shares sold	1,261	-	$ 71,051	$ -
Reinvestment of distributions	42	13	2,376	672
Shares redeemed	(1)	-	(55)	-
Net increase (decrease)	1,302	13	$ 73,372	$ 672

* Amount represents less than one share.

Annual Report

Notes to Financial Statements - continued

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investment by the Fund within their principle investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2030 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	15%	11%	27%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust), including the schedules of investments, as of July 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund as of July 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 19, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Income Replacement Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Income Replacement Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Income Replacement Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Income Replacement Fund's performance. If the interests of a Fidelity Income Replacement Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Income Replacement Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 224 funds. Ms. Acton oversees 206 funds. Mr. Curvey oversees 397 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Income Replacement 2016	09/15/14	09/12/14	$0.900
Income Replacement 2018	09/15/14	09/12/14	$0.000
Income Replacement 2020	09/15/14	09/12/14	$0.442
Income Replacement 2022	09/15/14	09/12/14	$0.028
Income Replacement 2024	09/15/14	09/12/14	$0.367
Income Replacement 2026	09/15/14	09/12/14	$0.000
Income Replacement 2028	09/15/14	09/12/14	$0.000
Income Replacement 2030	09/15/14	09/12/14	$0.366
Income Replacement 2032	09/15/14	09/12/14	$0.253
Income Replacement 2034	09/15/14	09/12/14	$0.476
Income Replacement 2036	09/15/14	09/12/14	$0.000
Income Replacement 2038	09/15/14	09/12/14	$0.380
Income Replacement 2040	09/15/14	09/12/14	$0.435
Income Replacement 2042	09/15/14	09/12/14	$0.467

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2014, or, if subsequently determined to be different, the net capital gain of such year.

Income Replacement 2016	$118,541
Income Replacement 2020	$89,794
Income Replacement 2024	$66,215
Income Replacement 2030	$115,913
Income Replacement 2032	$49,207
Income Replacement 2034	$91,561
Income Replacement 2038	$66,976
Income Replacement 2040	$79,752
Income Replacement 2042	$370,562

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fund
Income Replacement 2016	5.88%
Income Replacement 2018	6.60%
Income Replacement 2020	6.13%
Income Replacement 2022	4.88%
Income Replacement 2024	4.29%
Income Replacement 2026	3.84%
Income Replacement 2028	4.03%
Income Replacement 2030	4.25%
Income Replacement 2032	3.32%
Income Replacement 2034	3.56%
Income Replacement 2036	3.07%
Income Replacement 2038	3.03%
Income Replacement 2040	2.93%
Income Replacement 2042	2.88%

Annual Report

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Retail Class
Income Replacement 2016
August 2013	17%
September 2013	23%
October 2013	23%
November 2013	23%
December 2013 (Ex Date 12/20/13)	24%
December 2013 (Ex Date 12/30/13)	22%
January 2014	2%
February 2014	2%
March 2014	2%
April 2014	2%
May 2014	2%
June 2014	2%
July 2014	2%
Retail Class
Income Replacement 2018
August 2013	19%
September 2013	26%
October 2013	25%
November 2013	26%
December 2013 (Ex Date 12/20/13)	28%
December 2013 (Ex Date 12/30/13)	26%
January 2014	3%
February 2014	3%
March 2014	3%
April 2014	3%
May 2014	3%
June 2014	3%
July 2014	3%
Retail Class
Income Replacement 2020
August 2013	25%
September 2013	33%
October 2013	33%
November 2013	33%
December 2013 (Ex Date 12/20/13)	35%
December 2013 (Ex Date 12/30/13)	34%
January 2014	5%
February 2014	5%
March 2014	5%
April 2014	5%
May 2014	5%
June 2014	5%
July 2014	5%
Retail Class
Income Replacement 2022
August 2013	29%
September 2013	39%
October 2013	39%
November 2013	39%
December 2013 (Ex Date 12/20/13)	40%
December 2013 (Ex Date 12/30/13)	40%
January 2014	8%
February 2014	8%
March 2014	8%
April 2014	8%
May 2014	8%
June 2014	8%
July 2014	8%
Retail Class
Income Replacement 2024
August 2013	30%
September 2013	42%
October 2013	43%
November 2013	42%
December 2013 (Ex Date 12/20/13)	45%
December 2013 (Ex Date 12/30/13)	44%
January 2014	9%
February 2014	9%
March 2014	9%
April 2014	9%
May 2014	9%
June 2014	9%
July 2014	9%
Retail Class
Income Replacement 2026
August 2013	31%
September 2013	44%
October 2013	45%
November 2013	44%
December 2013 (Ex Date 12/20/13)	46%
December 2013 (Ex Date 12/30/13)	46%
January 2014	10%
February 2014	10%
March 2014	10%
April 2014	10%
May 2014	10%
June 2014	10%
July 2014	10%
Retail Class
Income Replacement 2028
August 2013	33%
September 2013	45%
October 2013	46%
November 2013	45%
December 2013 (Ex Date 12/20/13)	46%
December 2013 (Ex Date 12/30/13)	46%
January 2014	14%
February 2014	14%
March 2014	14%
April 2014	15%
May 2014	14%
June 2014	14%
July 2014	15%
Retail Class
Income Replacement 2030
August 2013	37%
September 2013	50%
October 2013	49%
November 2013	50%
December 2013 (Ex Date 12/20/13)	50%
December 2013 (Ex Date 12/30/13)	50%
January 2014	12%
February 2014	12%
March 2014	12%
April 2014	12%
May 2014	12%
June 2014	11%
July 2014	12%
Retail Class
Income Replacement 2032
August 2013	37%
September 2013	49%
October 2013	49%
November 2013	48%
December 2013 (Ex Date 12/20/13)	50%
December 2013 (Ex Date 12/30/13)	49%
January 2014	10%
February 2014	10%
March 2014	10%
April 2014	10%
May 2014	10%
June 2014	10%
July 2014	10%
Retail Class
Income Replacement 2034
August 2013	38%
September 2013	51%
October 2013	51%
November 2013	51%
December 2013 (Ex Date 12/20/13)	51%
December 2013 (Ex Date 12/30/13)	51%
January 2014	12%
February 2014	12%
March 2014	12%
April 2014	12%
May 2014	12%
June 2014	12%
July 2014	12%
Retail Class
Income Replacement 2036
August 2013	36%
September 2013	51%
October 2013	50%
November 2013	51%
December 2013 (Ex Date 12/20/13)	53%
December 2013 (Ex Date 12/30/13)	52%
January 2014	11%
February 2014	11%
March 2014	11%
April 2014	11%
May 2014	11%
June 2014	11%
July 2014	11%
Retail Class
Income Replacement 2038
August 2013	38%
September 2013	52%
October 2013	53%
November 2013	53%
December 2013 (Ex Date 12/20/13)	54%
December 2013 (Ex Date 12/30/13)	54%
January 2014	10%
February 2014	10%
March 2014	10%
April 2014	10%
May 2014	10%
June 2014	10%
July 2014	10%
Retail Class
Income Replacement 2040
August 2013	22%
September 2013	53%
October 2013	53%
November 2013	54%
December 2013 (Ex Date 12/20/13)	54%
December 2013 (Ex Date 12/30/13)	53%
January 2014	13%
February 2014	13%
March 2014	13%
April 2014	13%
May 2014	13%
June 2014	13%
July 2014	13%
Retail Class
Income Replacement 2042
August 2013	40%
September 2013	54%
October 2013	54%
November 2013	54%
December 2013 (Ex Date 12/20/13)	54%
December 2013 (Ex Date 12/30/13)	54%
January 2014	14%
February 2014	14%
March 2014	14%
April 2014	14%
May 2014	14%
June 2014	14%
July 2014	14%

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)

RW-UANN-0914
1.848174.106

Fidelity Advisor Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Class A, Class T, and Class C

Annual Report

July 31, 2014

Each Class A, Class T, and Class C are
classes of Fidelity Income Replacement FundsSM

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

Fidelity Advisor Income Replacement 2016 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-3.33%	4.23%	1.97%
Class T (incl. 3.50% sales charge)	-1.28%	4.46%	2.06%
Class C (incl. contingent deferred sales charge)B	0.81%	4.69%	2.08%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2016 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

36,000
32,500
30,000
27,500
25,000
22,500
20,000
$18,000
2008
2009
2010
2011
2012
2013
2014
Period Ending Values
$28,611 Fidelity Advisor Income Replacement 2016 Fund – Class A
$35,110 Barclays® U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2018 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	-0.93%	5.66%	2.72%
Class T (incl. 3.50% sales charge)	1.19%	5.90%	2.82%
Class C (incl. contingent deferred sales charge)B	3.32%	6.13%	2.83%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2018 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

36,000
32,500
30,000
27,500
25,000
22,500
20,000
$17,000
2008
2009
2010
2011
2012
2013
2014
Period Ending Values
$30,104 Fidelity Advisor Income Replacement 2018 Fund – Class A
$35,110 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2020 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	0.36%	6.65%	3.16%
Class T (incl. 3.50% sales charge)	2.50%	6.89%	3.26%
Class C (incl. contingent deferred sales charge)B	4.68%	7.12%	3.27%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2020 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

36,000
32,500
30,000
27,500
25,000
22,500
20,000
$17,000
2008
2009
2010
2011
2012
2013
2014
Period Ending Values
$31,018 Fidelity Advisor Income Replacement 2020 Fund – Class A
$35,110 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2022 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	1.35%	7.39%	3.54%
Class T (incl. 3.50% sales charge)	3.51%	7.64%	3.64%
Class C (incl. contingent deferred sales charge)B	5.76%	7.86%	3.65%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2022 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

36,000
32,500
30,000
27,500
25,000
22,500
20,000
$17,000
2008
2009
2010
2011
2012
2013
2014

Period Ending Values

$31,807 Fidelity Advisor Income Replacement 2022 Fund – Class A

$35,110 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2024 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	2.09%	7.92%	3.80%
Class T (incl. 3.50% sales charge)	4.25%	8.16%	3.90%
Class C (incl. contingent deferred sales charge)B	6.51%	8.39%	3.91%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2024 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

36,000
32,500
30,000
27,500
25,000
22,500
20,000
17,500
$16,000
2008
2009
2010
2011
2012
2013
2014

Period Ending Values

$32,371 Fidelity Advisor Income Replacement 2024 Fund – Class A

$35,110 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2026 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	2.58%	8.28%	3.91%
Class T (incl. 3.50% sales charge)	4.78%	8.53%	4.01%
Class C (incl. contingent deferred sales charge)B	7.04%	8.76%	4.02%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2026 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

36,000
32,500
30,000
27,500
25,000
22,500
20,000
17,500
$16,000
2008
2009
2010
2011
2012
2013
2014

Period Ending Values

———	$32,604	Fidelity Advisor Income Replacement 2026 Fund – Class A
- - - - -	$35,110	Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2028 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	2.95%	8.55%	4.01%
Class T (incl. 3.50% sales charge)	5.16%	8.80%	4.11%
Class C (incl. contingent deferred sales charge)B	7.43%	9.03%	4.12%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2028 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

36,000
32,500
30,000
27,500
25,000
22,500
20,000
17,500
$16,000
2008
2009
2010
2011
2012
2013
2014

Period Ending Values

$32,826 Fidelity Advisor Income Replacement 2028 Fund – Class A

$35,110 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2030 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	3.21%	8.78%	4.09%
Class T (incl. 3.50% sales charge)	5.40%	9.03%	4.19%
Class C (incl. contingent deferred sales charge)B	7.68%	9.26%	4.20%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2030 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index and Barclays U.S. Aggregate Bond IndexA performed over the same period.

40,000
35,000
30,000
25,000
20,000
15,000
$13,000
2008
2009
2010
2011
2012
2013
2014

Period Ending Values

$32,997 Fidelity Advisor Income Replacement 2030 Fund – Class A

$35,110 Barclays U.S. Aggregate Bond Index

$38,511 S&P 500® Index

A Going forward, the fund's performance will be compared to the Barclays U.S. Aggregate Bond Index, rather than the S&P 500 Index. The Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.

Annual Report

Fidelity Advisor Income Replacement 2032 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	3.45%	8.97%	4.12%
Class T (incl. 3.50% sales charge)	5.66%	9.21%	4.21%
Class C (incl. contingent deferred sales charge)B	7.96%	9.44%	4.23%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2032 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

40,000
35,000
30,000
25,000
20,000
15,000
$13,000
2008
2009
2010
2011
2012
2013
2014
Period Ending Values
$33,057 Fidelity Advisor Income Replacement 2032 Fund – Class A
$38,511 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2034 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	3.65%	9.15%	4.10%
Class T (incl. 3.50% sales charge)	5.84%	9.39%	4.19%
Class C (incl. contingent deferred sales charge)B	8.15%	9.63%	4.21%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2034 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

40,000
35,000
30,000
25,000
20,000
15,000
$13,000
2008
2009
2010
2011
2012
2013
2014

Period Ending Values

$33,021 Fidelity Advisor Income Replacement 2034 Fund – Class A

$38,511 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2036 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	3.85%	9.35%	4.13%
Class T (incl. 3.50% sales charge)	6.04%	9.59%	4.23%
Class C (incl. contingent deferred sales charge)B	8.35%	9.82%	4.24%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2036 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

40,000
35,000
30,000
25,000
20,000
15,000
$13,000
2008
2009
2010
2011
2012
2013
2014

Period Ending Values

$33,092 Fidelity Advisor Income Replacement 2036 Fund – Class A

$38,511 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2038 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	4.04%	9.58%	3.82%
Class T (incl. 3.50% sales charge)	6.26%	9.82%	3.93%
Class C (incl. contingent deferred sales charge)B	8.57%	10.06%	3.98%

A From December 31, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2038 Fund - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

40,000
35,000
30,000
25,000
20,000
15,000
$12,000
2008
2009
2010
2011
2012
2013
2014
Period Ending Values
$31,989 Fidelity Advisor Income Replacement 2038 Fund – Class A
$37,975 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2040 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	4.32%	9.89%	4.01%
Class T (incl. 3.50% sales charge)	6.54%	10.13%	4.12%
Class C (incl. contingent deferred sales charge)B	8.84%	10.36%	4.16%

A From December 31, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2040 Fund - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

40,000
35,000
30,000
25,000
20,000
15,000
$12,000
2008
2009
2010
2011
2012
2013
2014
Period Ending Values
$32,381 Fidelity Advisor Income Replacement 2040 Fund – Class A
$37,975 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2042 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 5.75% sales charge)	4.63%	10.12%	4.16%
Class T (incl. 3.50% sales charge)	6.89%	10.37%	4.27%
Class C (incl. contingent deferred sales charge)B	9.19%	10.59%	4.31%

A From December 31, 2007.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and life of fund total return figures are 1%, 0%, and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2042 Fund - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

40,000
35,000
30,000
25,000
20,000
15,000
$12,000
2008
2009
2010
2011
2012
2013
2014
Period Ending Values
$32,689 Fidelity Advisor Income Replacement 2042 Fund – Class A
$37,975 S&P 500 Index

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame a slowing economy early in 2014 to post a strong gain for the 12-month period ending July 31, 2014, supported by healthy corporate profits and continued low interest rates. The S&P 500® Index rose 16.94%, reaching an all-time high near period end. The technology-heavy Nasdaq Composite Index® gained 22.00%, whereas the Russell 2000® Index returned 8.56%, reflecting the relatively lackluster performance of small-cap stocks, particularly in the final months of the period. Information technology (+28%) was the top-performing sector within the S&P 500®, driven by strong semiconductor and computer hardware sales and expectations for increased capital spending. Materials (+23%) rose amid higher prices for many commodity products. Health care (+21%) also performed well, driven in particular by gains in pharmaceuticals, biotechnology & life sciences companies. Energy stocks (+19%) advanced in the latter part of the period amid healthy U.S. output and the threat of supply disruptions in Iraq. While growth sectors performed well for the year, traditional defensive sectors - consumer staples, utilities and telecommunication services - lagged the market. Volatility remained tame overall, with markets supported by declining unemployment, near-record profit margins for companies, muted cost inflation, and fairly low corporate debt levels. Geopolitical tension remained a concern at period end, with conflict in Ukraine and strained relations between Russia and the West posing a potential threat to global growth; leading indicators for the world's major economies deteriorated somewhat in the second quarter. Still, the MSCI EAFE Index, representing non-U.S. developed markets, rose 15.21% for the period, posting a gain of 10% or more in every major global region. Emerging-markets equities rebounded from a loss in 2013, with the MSCI Emerging Markets Index advancing 15.72%, aided by falling long-term interest rates that encouraged investments in riskier assets.

Meanwhile, U.S. taxable investment-grade bonds also posted a positive return for the 12-month period, overcoming early-period fears that interest rates could keep rising. The Barclays® U.S. Aggregate Bond Index rose 3.97%, driven partly by economic growth concerns after an abnormally cold winter suppressed spending early in 2014. Bonds with maturities of 10 years or more stood out, returning far more than shorter-term securities across fixed-income asset classes. Lower-quality issues attracted some of the strongest buying interest, especially in the latter half of the period. Among sectors that make up the index, investment-grade credit rose 6.64%, aided by a low loan-default rate. By contrast, U.S. Treasuries, considered the safest bond investments, returned 1.99% for the year. High-yield investments, as measured by The BofA Merrill LynchSM US High Yield Constrained Index, rose 8.28%, as many investors were willing to take on greater risk for the possibility of higher returns. International developed-markets bonds outperformed their U.S. counterparts, with the Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index returning 6.62%. Emerging-markets debt enjoyed a rally in 2014 that pushed the J.P. Morgan Emerging Markets Bond Index Global up 10.13% for the period.

Comments from Andrew Dierdorf and Brett Sumsion, Co-Portfolio Managers of Fidelity Advisor Income Replacement FundsSM: For the one-year period, each of the Funds' Class A, Class T and Class C shares (excluding sales charges) posted a positive absolute result. The longest-dated Funds - designed for shareholders who have a longer time horizon and thus having greater exposure to equities - delivered the greatest returns, while the Funds with shorter time horizons - which have higher allocations to bonds - delivered more-muted results. For the 12-month period, three of the underlying funds outperformed the S&P 500®, the benchmark for the Funds' equity asset class. Fidelity® Blue Chip Growth Fund and Fidelity® Series Broad Market Opportunities Fund, the Fund's largest U.S. equity fund holding, contributed the most to results. In addition, Fidelity Series 100 Index Fund posted a result close to that of the broader market. On the downside, the Funds' sizable position in Fidelity Equity-Income Fund underperformed. The return of Fidelity Series Small Cap Opportunities Fund, a very small allocation, ranked lowest for the period. The Funds' non-U.S. equity investment, Fidelity International Discovery Fund, delivered a double-digit return, albeit considerably lower than that of the S&P 500. The Funds' fixed-income asset class overall - comprising a diversified mix of underlying bond funds - performed well relative to the Barclays® U.S. Aggregate Bond Index. Fidelity Total Bond Fund was the strongest contributor in this asset class. The Funds' investments in Fidelity Capital & Income Fund, a small allocation, registered the highest absolute return as investors sought higher-yielding bonds, a primary focus of the fund. Fidelity Strategic Income Fund, which invests across all major fixed income asset classes, also helped. In line with the generally lower returns found in the segment, Fidelity Government Income Fund, offering exposure to the U.S. government and government-related bond sectors, delivered the lowest absolute result, exclusive of short-term funds.

Notes to shareholders: On January 21, 2014, Brett Sumsion became a Co-Manager of the Funds.

Fidelity Advisor Income Replacement 2018 FundSM closed to new accounts and additional purchases as of the close of business on May 30, 2014.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,011.10	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,009.80	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,007.30	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,012.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,012.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,024.00	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,022.90	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	.99% C
Actual		$ 1,000.00	$ 1,020.20	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,025.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,025.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,030.70	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,029.40	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,027.00	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,032.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,032.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,036.00	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.49% C
Actual		$ 1,000.00	$ 1,034.70	$ 2.47
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Class C	.99% C
Actual		$ 1,000.00	$ 1,032.20	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,037.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,037.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,039.80	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,038.30	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,035.80	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,040.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,040.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,042.00	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,040.90	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,038.10	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,043.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,043.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.24% C
Actual		$ 1,000.00	$ 1,043.80	$ 1.22
HypotheticalA		$ 1,000.00	$ 1,023.60	$ 1.20
Class T	.50%
Actual		$ 1,000.00	$ 1,042.60	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	.99% C
Actual		$ 1,000.00	$ 1,040.00	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,045.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,045.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,045.00	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,043.70	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,041.10	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,046.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,046.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,046.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,044.90	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	.99% C
Actual		$ 1,000.00	$ 1,042.30	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,047.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,047.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,046.90	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,045.50	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,043.00	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,048.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,048.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,047.90	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,046.50	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,043.80	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,049.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,049.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,048.60	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,047.30	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,044.80	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,049.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,050.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,049.80	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.49%C
Actual		$ 1,000.00	$ 1,048.60	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Class C	1.00%
Actual		$ 1,000.00	$ 1,045.80	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,051.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,051.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,051.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,050.10	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	.99% C
Actual		$ 1,000.00	$ 1,047.30	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,052.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,052.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Annual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	1.1	1.3
Fidelity Blue Chip Growth Fund	1.0	1.3
Fidelity Equity-Income Fund	1.6	1.9
Fidelity Large Cap Stock Fund	1.2	1.4
Fidelity Series 100 Index Fund	1.0	1.3
Fidelity Series Broad Market Opportunities Fund	1.8	2.2
Fidelity Series Small Cap Opportunities Fund	0.1	0.2
	7.8	9.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	2.3	3.4
Fidelity Strategic Real Return Fund	2.3	3.4
Fidelity Total Bond Fund	6.9	10.3
	11.5	17.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	52.8	46.9
Fidelity Short-Term Bond Fund	27.9	26.4
	80.7	73.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	7.8%
Investment Grade Fixed-Income Funds	11.5%
Short-Term Funds	80.7%

Six months ago
Domestic Equity Funds	9.6%
Investment Grade Fixed-Income Funds	17.1%
Short-Term Funds	73.3%

Expected
Domestic Equity Funds	5.8%
Investment Grade Fixed-Income Funds	4.6%
Short-Term Funds	89.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2016 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 7.8%
	Shares	Value
Domestic Equity Funds - 7.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	2,544	$ 53,884
Fidelity Blue Chip Growth Fund (b)	759	50,639
Fidelity Equity-Income Fund (b)	1,277	78,226
Fidelity Large Cap Stock Fund (b)	2,127	58,923
Fidelity Series 100 Index Fund (b)	4,046	51,470
Fidelity Series Broad Market Opportunities Fund (b)	5,778	88,756
Fidelity Series Small Cap Opportunities Fund (b)	577	7,476
TOTAL EQUITY FUNDS (Cost $217,331)		389,374
Fixed-Income Funds - 11.5%

Investment Grade Fixed-Income Funds - 11.5%
Fidelity Government Income Fund (b)	11,153	115,657
Fidelity Strategic Real Return Fund (b)	11,955	114,414
Fidelity Total Bond Fund (b)	32,461	346,685
TOTAL FIXED-INCOME FUNDS (Cost $509,914)		576,756
Short-Term Funds - 80.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	2,636,597	$ 2,636,597
Fidelity Short-Term Bond Fund (b)	162,035	1,391,877
TOTAL SHORT-TERM FUNDS (Cost $3,981,016)		4,028,474
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,708,261)		4,994,604
NET OTHER ASSETS (LIABILITIES) - 0.0%		(470)
NET ASSETS - 100%		$ 4,994,134
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Institutional Class	$ 106,757	$ 21,249	$ 76,736	$ 88	$ 53,884
Fidelity Blue Chip Growth Fund	98,838	16,503	74,051	361	50,639
Fidelity Equity-Income Fund	151,494	17,256	101,573	2,942	78,226
Fidelity Government Income Fund	291,416	28,612	206,324	3,315	115,657
Fidelity Institutional Money Market Portfolio Institutional Class	2,558,368	1,073,851	995,621	2,235	2,636,597
Fidelity Large Cap Stock Fund	114,261	15,086	82,452	747	58,923
Fidelity Series 100 Index Fund	98,617	11,026	68,405	1,605	51,470
Fidelity Series Broad Market Opportunities Fund	174,262	18,516	125,530	627	88,756
Fidelity Series Small Cap Opportunities Fund	15,242	3,125	10,590	3	7,476
Fidelity Short-Term Bond Fund	1,556,260	404,453	574,369	13,552	1,391,877
Fidelity Strategic Real Return Fund	291,366	31,061	211,411	4,180	114,414
Fidelity Total Bond Fund	876,146	102,316	634,728	18,225	346,685
Total	$ 6,333,027	$ 1,743,054	$ 3,161,790	$ 47,880	$ 4,994,604
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $4,708,261) - See accompanying schedule		$ 4,994,604
Receivable for investments sold		6,936
Receivable for fund shares sold		75,000
Total assets		5,076,540

Liabilities
Payable for investments purchased	$ 66,548
Payable for fund shares redeemed	15,401
Distribution and service plan fees payable	457
Total liabilities		82,406

Net Assets		$ 4,994,134
Net Assets consist of:
Paid in capital		$ 4,644,005
Undistributed net investment income		490
Accumulated undistributed net realized gain (loss) on investments		63,296
Net unrealized appreciation (depreciation) on investments		286,343
Net Assets		$ 4,994,134

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($185,472 ÷ 3,534.10 shares)		$ 52.48

Maximum offering price per share (100/94.25 of $52.48)		$ 55.68
Class T: Net Asset Value and redemption price per share ($120,043 ÷ 2,287.22 shares)		$ 52.48

Maximum offering price per share (100/96.50 of $52.48)		$ 54.38

Class C: Net Asset Value and offering price per share ($442,716 ÷ 8,472.13 shares)A		$ 52.26

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($4,225,138 ÷ 80,523.72 shares)		$ 52.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($20,765 ÷ 395.73 shares)		$ 52.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 47,880

Expenses
Distribution and service plan fees	$ 6,409
Independent trustees' compensation	23
Total expenses before reductions	6,432
Expense reductions	(23)	6,409
Net investment income (loss)		41,471
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	236,211
Capital gain distributions from underlying funds	34,835
Total net realized gain (loss)		271,046
Change in net unrealized appreciation (depreciation) on underlying funds		(155,891)
Net gain (loss)		115,155
Net increase (decrease) in net assets resulting from operations		$ 156,626

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,471	$ 81,573
Net realized gain (loss)	271,046	349,071
Change in net unrealized appreciation (depreciation)	(155,891)	(168,305)
Net increase (decrease) in net assets resulting from operations	156,626	262,339
Distributions to shareholders from net investment income	(41,835)	(82,163)
Distributions to shareholders from net realized gain	(4,675)	(30,226)
Total distributions	(46,510)	(112,389)
Share transactions - net increase (decrease)	(1,448,333)	(1,960,985)
Total increase (decrease) in net assets	(1,338,217)	(1,811,035)

Net Assets
Beginning of period	6,332,351	8,143,386
End of period (including undistributed net investment income of $490 and undistributed net investment income of $853, respectively)	$ 4,994,134	$ 6,332,351

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 51.49	$ 50.46	$ 49.82	$ 47.04	$ 43.62
Income from Investment Operations
Net investment income (loss) C	.305	.500	.736	.821	.831
Net realized and unrealized gain (loss)	1.012	1.219	.842	3.054	3.539
Total from investment operations	1.317	1.719	1.578	3.875	4.370
Distributions from net investment income	(.287)	(.487)	(.733)	(.834)	(.830)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(.327)	(.689)	(.938)	(1.095)	(.950)
Net asset value, end of period	$ 52.48	$ 51.49	$ 50.46	$ 49.82	$ 47.04
Total ReturnA, B	2.56%	3.43%	3.23%	8.30%	10.08%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.59%	.98%	1.49%	1.68%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 185	$ 331	$ 886	$ 1,798	$ 2,308
Portfolio turnover rate D	31%	40%	44%	31%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 51.50	$ 50.47	$ 49.81	$ 47.04	$ 43.62
Income from Investment Operations
Net investment income (loss)C	.175	.372	.612	.698	.716
Net realized and unrealized gain (loss)	1.006	1.225	.847	3.043	3.540
Total from investment operations	1.181	1.597	1.459	3.741	4.256
Distributions from net investment income	(.161)	(.365)	(.594)	(.710)	(.716)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(.201)	(.567)	(.799)	(.971)	(.836)
Net asset value, end of period	$ 52.48	$ 51.50	$ 50.47	$ 49.81	$ 47.04
Total ReturnA, B	2.30%	3.18%	2.98%	8.00%	9.81%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.34%	.73%	1.24%	1.42%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 120	$ 135	$ 194	$ 529	$ 638
Portfolio turnover rate D	31%	40%	44%	31%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 51.41	$ 50.45	$ 49.83	$ 47.03	$ 43.61
Income from Investment Operations
Net investment income (loss) C	(.085)	.116	.364	.453	.485
Net realized and unrealized gain (loss)	1.014	1.225	.837	3.055	3.531
Total from investment operations	.929	1.341	1.201	3.508	4.016
Distributions from net investment income	(.039)	(.179)	(.376)	(.447)	(.476)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(.079)	(.381)	(.581)	(.708)	(.596)
Net asset value, end of period	$ 52.26	$ 51.41	$ 50.45	$ 49.83	$ 47.03
Total ReturnA, B	1.81%	2.67%	2.45%	7.49%	9.24%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.16)%	.23%	.74%	.92%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 443	$ 575	$ 891	$ 759	$ 1,075
Portfolio turnover rate D	31%	40%	44%	31%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2016

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.63
Income from Investment Operations
Net investment income (loss) B	.435	.627	.859	.944	.948
Net realized and unrealized gain (loss)	1.007	1.229	.838	3.055	3.539
Total from investment operations	1.442	1.856	1.697	3.999	4.487
Distributions from net investment income	(.422)	(.624)	(.862)	(.958)	(.947)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(.462)	(.826)	(1.067)	(1.219)	(1.067)
Net asset value, end of period	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05
Total ReturnA	2.81%	3.71%	3.48%	8.57%	10.36%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.84%	1.23%	1.74%	1.93%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,225	$ 5,262	$ 6,124	$ 6,873	$ 6,946
Portfolio turnover rate C	31%	40%	44%	31%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.64
Income from Investment Operations
Net investment income (loss) B	.435	.628	.861	.945	.947
Net realized and unrealized gain (loss)	1.007	1.228	.836	3.054	3.530
Total from investment operations	1.442	1.856	1.697	3.999	4.477
Distributions from net investment income	(.422)	(.624)	(.862)	(.958)	(.947)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(.462)	(.826)	(1.067)	(1.219)	(1.067)
Net asset value, end of period	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05
Total ReturnA	2.81%	3.71%	3.48%	8.57%	10.33%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.84%	1.23%	1.74%	1.92%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21	$ 30	$ 49	$ 44	$ 108
Portfolio turnover rate C	31%	40%	44%	31%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.4	2.8
Fidelity Blue Chip Growth Fund	2.2	2.6
Fidelity Equity-Income Fund	3.4	3.9
Fidelity Large Cap Stock Fund	2.6	2.9
Fidelity Series 100 Index Fund	2.2	2.5
Fidelity Series Broad Market Opportunities Fund	3.9	4.5
Fidelity Series Small Cap Opportunities Fund	0.3	0.4
	17.0	19.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.0	7.9
Fidelity Strategic Real Return Fund	7.0	7.8
Fidelity Total Bond Fund	21.1	23.6
	35.1	39.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	36.2	23.7
Fidelity Short-Term Bond Fund	11.7	17.4
	47.9	41.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	17.0%
Investment Grade Fixed-Income Funds	35.1%
Short-Term Funds	47.9%

Six months ago
Domestic Equity Funds	19.6%
Investment Grade Fixed-Income Funds	39.3%
Short-Term Funds	41.1%

Expected
Domestic Equity Funds	14.4%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	56.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2018 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 17.0%
	Shares	Value
Domestic Equity Funds - 17.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	8,017	$ 169,791
Fidelity Blue Chip Growth Fund (b)	2,385	159,132
Fidelity Equity-Income Fund (b)	4,015	246,066
Fidelity Large Cap Stock Fund (b)	6,690	185,321
Fidelity Series 100 Index Fund (b)	12,716	161,744
Fidelity Series Broad Market Opportunities Fund (b)	18,266	280,568
Fidelity Series Small Cap Opportunities Fund (b)	1,825	23,652
TOTAL EQUITY FUNDS (Cost $879,525)		1,226,274
Fixed-Income Funds - 35.1%

Investment Grade Fixed-Income Funds - 35.1%
Fidelity Government Income Fund (b)	48,886	506,949
Fidelity Strategic Real Return Fund (b)	52,401	501,479
Fidelity Total Bond Fund (b)	142,278	1,519,533
TOTAL FIXED-INCOME FUNDS (Cost $2,511,070)		2,527,961
Short-Term Funds - 47.9%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	2,605,957	$ 2,605,957
Fidelity Short-Term Bond Fund (b)	97,765	839,804
TOTAL SHORT-TERM FUNDS (Cost $3,435,750)		3,445,761
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,826,345)		7,199,996
NET OTHER ASSETS (LIABILITIES) - 0.0%		(982)
NET ASSETS - 100%		$ 7,199,014
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 47,187	$ 5,629	$ 57,187	$ 254	$ -
Fidelity Advisor Mid Cap II Fund Institutional Class	170,368	118,733	123,091	180	169,791
Fidelity Blue Chip Growth Fund	157,814	101,020	120,825	645	159,132
Fidelity Equity-Income Fund	242,856	139,162	160,775	6,486	246,066
Fidelity Government Income Fund	472,175	274,168	245,466	8,281	506,949
Fidelity Institutional Money Market Portfolio Institutional Class	1,057,338	2,113,477	564,855	1,359	2,605,957
Fidelity Large Cap Stock Fund	182,263	112,781	133,101	1,689	185,321
Fidelity Series 100 Index Fund	157,461	90,823	109,027	3,131	161,744
Fidelity Series Broad Market Opportunities Fund	278,946	157,451	199,870	1,275	280,568
Fidelity Series Small Cap Opportunities Fund	24,159	16,550	16,406	6	23,652
Fidelity Short-Term Bond Fund	1,058,027	639,371	861,848	9,631	839,804
Fidelity Strategic Real Return Fund	472,164	277,554	259,580	10,301	501,479
Fidelity Total Bond Fund	1,417,756	843,117	757,134	44,217	1,519,533
Total	$ 5,738,514	$ 4,889,836	$ 3,609,165	$ 87,455	$ 7,199,996
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $6,826,345) - See accompanying schedule		$ 7,199,996
Receivable for fund shares sold		75,060
Total assets		7,275,056

Liabilities
Payable for investments purchased	$ 75,003
Distribution and service plan fees payable	1,039
Total liabilities		76,042

Net Assets		$ 7,199,014
Net Assets consist of:
Paid in capital		$ 7,208,238
Undistributed net investment income		1,164
Accumulated undistributed net realized gain (loss) on investments		(384,039)
Net unrealized appreciation (depreciation) on investments		373,651
Net Assets		$ 7,199,014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($867,777 ÷ 15,933.42 shares)		$ 54.46

Maximum offering price per share (100/94.25 of $54.46)		$ 57.78
Class T: Net Asset Value and redemption price per share ($444,068 ÷ 8,151.69 shares)		$ 54.48

Maximum offering price per share (100/96.50 of $54.48)		$ 56.46

Class C: Net Asset Value and offering price per share ($787,366 ÷ 14,484.47 shares)A		$ 54.36

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($4,665,488 ÷ 85,647.76 shares)		$ 54.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($434,315 ÷ 7,972.24 shares)		$ 54.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 87,455

Expenses
Distribution and service plan fees	$ 9,804
Independent trustees' compensation	25
Total expenses before reductions	9,829
Expense reductions	(25)	9,804
Net investment income (loss)		77,651
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	43,817
Capital gain distributions from underlying funds	68,215
Total net realized gain (loss)		112,032
Change in net unrealized appreciation (depreciation) on underlying funds		136,996
Net gain (loss)		249,028
Net increase (decrease) in net assets resulting from operations		$ 326,679

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 77,651	$ 86,163
Net realized gain (loss)	112,032	140,568
Change in net unrealized appreciation (depreciation)	136,996	92,673
Net increase (decrease) in net assets resulting from operations	326,679	319,404
Distributions to shareholders from net investment income	(77,552)	(86,074)
Distributions to shareholders from net realized gain	(9,595)	(32,209)
Total distributions	(87,147)	(118,283)
Share transactions - net increase (decrease)	1,221,542	(166,169)
Total increase (decrease) in net assets	1,461,074	34,952

Net Assets
Beginning of period	5,737,940	5,702,988
End of period (including undistributed net investment income of $1,164 and undistributed net investment income of $1,066, respectively)	$ 7,199,014	$ 5,737,940

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.45	$ 50.59	$ 49.87	$ 46.45	$ 42.81
Income from Investment Operations
Net investment income (loss) C	.588	.719	.774	.836	.836
Net realized and unrealized gain (loss)	2.080	2.135	.909	3.655	3.763
Total from investment operations	2.668	2.854	1.683	4.491	4.599
Distributions from net investment income	(.579)	(.705)	(.765)	(.834)	(.839)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.658)	(.994)	(.963)	(1.071)	(.959)
Net asset value, end of period	$ 54.46	$ 52.45	$ 50.59	$ 49.87	$ 46.45
Total ReturnA, B	5.11%	5.70%	3.45%	9.73%	10.80%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.10%	1.39%	1.57%	1.71%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 868	$ 774	$ 762	$ 784	$ 1,147
Portfolio turnover rate D	56%	41%	44%	39%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.48	$ 50.62	$ 49.90	$ 46.48	$ 42.83
Income from Investment Operations
Net investment income (loss) C	.454	.589	.651	.716	.722
Net realized and unrealized gain (loss)	2.085	2.133	.909	3.664	3.759
Total from investment operations	2.539	2.722	1.560	4.380	4.481
Distributions from net investment income	(.460)	(.573)	(.642)	(.723)	(.711)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.539)	(.862)	(.840)	(.960)	(.831)
Net asset value, end of period	$ 54.48	$ 52.48	$ 50.62	$ 49.90	$ 46.48
Total ReturnA, B	4.86%	5.43%	3.19%	9.48%	10.51%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.85%	1.14%	1.32%	1.46%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 444	$ 101	$ 128	$ 148	$ 52
Portfolio turnover rate D	56%	41%	44%	39%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.38	$ 50.56	$ 49.85	$ 46.43	$ 42.80
Income from Investment Operations
Net investment income (loss) C	.187	.330	.403	.469	.495
Net realized and unrealized gain (loss)	2.073	2.129	.912	3.659	3.760
Total from investment operations	2.260	2.459	1.315	4.128	4.255
Distributions from net investment income	(.201)	(.350)	(.407)	(.471)	(.505)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.280)	(.639)	(.605)	(.708)	(.625)
Net asset value, end of period	$ 54.36	$ 52.38	$ 50.56	$ 49.85	$ 46.43
Total ReturnA, B	4.32%	4.90%	2.68%	8.93%	9.98%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.35%	.64%	.82%	.96%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 787	$ 498	$ 439	$ 226	$ 201
Portfolio turnover rate D	56%	41%	44%	39%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2018

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.46	$ 50.60	$ 49.88	$ 46.46	$ 42.82
Income from Investment Operations
Net investment income (loss) B	.722	.848	.898	.960	.950
Net realized and unrealized gain (loss)	2.081	2.135	.908	3.657	3.761
Total from investment operations	2.803	2.983	1.806	4.617	4.711
Distributions from net investment income	(.714)	(.834)	(.888)	(.960)	(.951)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.793)	(1.123)	(1.086)	(1.197)	(1.071)
Net asset value, end of period	$ 54.47	$ 52.46	$ 50.60	$ 49.88	$ 46.46
Total ReturnA	5.38%	5.96%	3.71%	10.01%	11.07%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.35%	1.64%	1.82%	1.96%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,665	$ 3,875	$ 3,904	$ 3,806	$ 3,681
Portfolio turnover rate C	56%	41%	44%	39%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.46	$ 50.61	$ 49.89	$ 46.46	$ 42.82
Income from Investment Operations
Net investment income (loss) B	.722	.849	.891	.959	.950
Net realized and unrealized gain (loss)	2.091	2.124	.915	3.668	3.761
Total from investment operations	2.813	2.973	1.806	4.627	4.711
Distributions from net investment income	(.714)	(.834)	(.888)	(.960)	(.951)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.793)	(1.123)	(1.086)	(1.197)	(1.071)
Net asset value, end of period	$ 54.48	$ 52.46	$ 50.61	$ 49.89	$ 46.46
Total ReturnA	5.40%	5.94%	3.71%	10.03%	11.07%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.35%	1.64%	1.82%	1.96%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 434	$ 491	$ 470	$ 320	$ 350
Portfolio turnover rate C	56%	41%	44%	39%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.3	3.6
Fidelity Blue Chip Growth Fund	3.1	3.4
Fidelity Equity-Income Fund	4.8	5.1
Fidelity Large Cap Stock Fund	3.7	3.8
Fidelity Series 100 Index Fund	3.2	3.3
Fidelity Series Broad Market Opportunities Fund	5.5	6.0
Fidelity Series Small Cap Opportunities Fund	0.5	0.5
	24.1	25.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.2	2.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.4	8.3
Fidelity Strategic Real Return Fund	8.4	8.3
Fidelity Total Bond Fund	25.2	24.8
	42.0	41.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	15.9	15.1
Fidelity Short-Term Bond Fund	15.8	15.3
	31.7	30.4
Net Other Assets (Liabilities)	0.0*	0.1
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	24.1%
International Equity Funds	2.2%
Investment Grade Fixed-Income Funds	42.0%
Short-Term Funds	31.7%

Six months ago
Domestic Equity Funds	25.7%
International Equity Funds	2.4%
Investment Grade Fixed-Income Funds	41.4%
Short-Term Funds	30.4%
Net Other Assets (Liabilities)	0.1%

Expected
Domestic Equity Funds	22.6%
International Equity Funds	1.8%
Investment Grade Fixed-Income Funds	42.4%
Short-Term Funds	33.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2020 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 26.3%
	Shares	Value
Domestic Equity Funds - 24.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	13,552	$ 287,033
Fidelity Blue Chip Growth Fund (b)	4,051	270,231
Fidelity Equity-Income Fund (b)	6,808	417,164
Fidelity Large Cap Stock Fund (b)	11,344	314,227
Fidelity Series 100 Index Fund (b)	21,591	274,642
Fidelity Series Broad Market Opportunities Fund (b)	30,995	476,090
Fidelity Series Small Cap Opportunities Fund (b)	3,063	39,701
TOTAL DOMESTIC EQUITY FUNDS		2,079,088
International Equity Funds - 2.2%
Fidelity Advisor International Discovery Fund Institutional Class (b)	4,650	185,587
TOTAL EQUITY FUNDS (Cost $1,572,478)		2,264,675
Fixed-Income Funds - 42.0%

Investment Grade Fixed-Income Funds - 42.0%
Fidelity Government Income Fund (b)	69,841	724,255
Fidelity Strategic Real Return Fund (b)	74,862	716,433
Fidelity Total Bond Fund (b)	203,270	2,170,920
TOTAL FIXED-INCOME FUNDS (Cost $3,559,346)		3,611,608
Short-Term Funds - 31.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	1,367,711	$ 1,367,711
Fidelity Short-Term Bond Fund (b)	158,958	1,365,451
TOTAL SHORT-TERM FUNDS (Cost $2,718,565)		2,733,162
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,850,389)		8,609,445
NET OTHER ASSETS (LIABILITIES) - 0.0%		(684)
NET ASSETS - 100%		$ 8,608,761
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 161,208	$ 85,686	$ 76,051	$ 2,050	$ 185,587
Fidelity Advisor Mid Cap II Fund Institutional Class	235,797	159,857	112,621	247	287,033
Fidelity Blue Chip Growth Fund	218,782	136,098	113,078	910	270,231
Fidelity Capital & Income Fund	24,270	2,917	27,788	450	-
Fidelity Equity-Income Fund	336,182	187,563	141,888	9,878	417,164
Fidelity Government Income Fund	482,766	338,725	104,801	9,749	724,255
Fidelity Institutional Money Market Portfolio Institutional Class	868,607	690,149	191,044	916	1,367,711
Fidelity Large Cap Stock Fund	252,502	149,402	118,913	2,483	314,227
Fidelity Series 100 Index Fund	218,293	119,914	95,964	4,349	274,642
Fidelity Series Broad Market Opportunities Fund	386,860	210,150	182,188	1,752	476,090
Fidelity Series Small Cap Opportunities Fund	33,925	22,364	15,063	8	39,701
Fidelity Short-Term Bond Fund	869,077	685,839	192,134	9,929	1,365,451
Fidelity Strategic Income Fund	24,236	2,897	27,046	363	-
Fidelity Strategic Real Return Fund	482,760	338,716	118,825	12,399	716,433
Fidelity Total Bond Fund	1,449,522	1,013,908	312,929	51,698	2,170,920
Total	$ 6,044,787	$ 4,144,185	$ 1,830,333	$ 107,181	$ 8,609,445
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $7,850,389) - See accompanying schedule		$ 8,609,445
Cash		5
Receivable for fund shares sold		500
Total assets		8,609,950

Liabilities
Payable for investments purchased	$ 503
Distribution and service plan fees payable	686
Total liabilities		1,189

Net Assets		$ 8,608,761
Net Assets consist of:
Paid in capital		$ 7,826,939
Undistributed net investment income		1,732
Accumulated undistributed net realized gain (loss) on investments		21,034
Net unrealized appreciation (depreciation) on investments		759,056
Net Assets		$ 8,608,761

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($812,519 ÷ 14,524.12 shares)		$ 55.94

Maximum offering price per share (100/94.25 of $55.94)		$ 59.35
Class T: Net Asset Value and redemption price per share ($93,586 ÷ 1,672.60 shares)		$ 55.95

Maximum offering price per share (100/96.50 of $55.95)		$ 57.98

Class C: Net Asset Value and offering price per share ($563,370 ÷ 10,088.81 shares)A		$ 55.84

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($7,052,631 ÷ 126,067.34 shares)		$ 55.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($86,655 ÷ 1,548.95 shares)		$ 55.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 107,181

Expenses
Distribution and service plan fees	$ 6,935
Independent trustees' compensation	27
Total expenses before reductions	6,962
Expense reductions	(27)	6,935
Net investment income (loss)		100,246
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	20,456
Capital gain distributions from underlying funds	90,869
Total net realized gain (loss)		111,325
Change in net unrealized appreciation (depreciation) on underlying funds		230,351
Net gain (loss)		341,676
Net increase (decrease) in net assets resulting from operations		$ 441,922

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 100,246	$ 89,832
Net realized gain (loss)	111,325	209,360
Change in net unrealized appreciation (depreciation)	230,351	125,629
Net increase (decrease) in net assets resulting from operations	441,922	424,821
Distributions to shareholders from net investment income	(99,649)	(89,581)
Distributions to shareholders from net realized gain	(50,628)	(25,206)
Total distributions	(150,277)	(114,787)
Share transactions - net increase (decrease)	2,272,722	872,079
Total increase (decrease) in net assets	2,564,367	1,182,113

Net Assets
Beginning of period	6,044,394	4,862,281
End of period (including distributions in excess of net investment income of $1,732 and undistributed net investment income of $1,135, respectively)	$ 8,608,761	$ 6,044,394

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28
Income from Investment Operations
Net investment income (loss) C	.674	.770	.793	.817	.812
Net realized and unrealized gain (loss)	2.766	3.157	.884	4.128	3.930
Total from investment operations	3.440	3.927	1.677	4.945	4.742
Distributions from net investment income	(.670)	(.774)	(.794)	(.826)	(.817)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(1.090)	(1.027)	(.977)	(1.045)	(.932)
Net asset value, end of period	$ 55.94	$ 53.59	$ 50.69	$ 49.99	$ 46.09
Total ReturnA, B	6.48%	7.84%	3.44%	10.79%	11.27%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.23%	1.47%	1.61%	1.67%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 813	$ 411	$ 408	$ 436	$ 607
Portfolio turnover rate D	25%	44%	35%	48%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28
Income from Investment Operations
Net investment income (loss) C	.537	.639	.670	.696	.696
Net realized and unrealized gain (loss)	2.770	3.145	.885	4.135	3.928
Total from investment operations	3.307	3.784	1.555	4.831	4.624
Distributions from net investment income	(.527)	(.631)	(.672)	(.712)	(.699)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(.947)	(.884)	(.855)	(.931)	(.814)
Net asset value, end of period	$ 55.95	$ 53.59	$ 50.69	$ 49.99	$ 46.09
Total ReturnA, B	6.22%	7.54%	3.18%	10.54%	10.98%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.98%	1.22%	1.36%	1.42%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 94	$ 101	$ 189	$ 196	$ 134
Portfolio turnover rate D	25%	44%	35%	48%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.51	$ 50.65	$ 49.97	$ 46.06	$ 42.26
Income from Investment Operations
Net investment income (loss) C	.262	.377	.422	.449	.473
Net realized and unrealized gain (loss)	2.759	3.151	.876	4.132	3.923
Total from investment operations	3.021	3.528	1.298	4.581	4.396
Distributions from net investment income	(.271)	(.415)	(.435)	(.452)	(.481)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(.691)	(.668)	(.618)	(.671)	(.596)
Net asset value, end of period	$ 55.84	$ 53.51	$ 50.65	$ 49.97	$ 46.06
Total ReturnA, B	5.68%	7.02%	2.65%	9.98%	10.43%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.48%	.72%	.86%	.92%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 563	$ 322	$ 306	$ 228	$ 295
Portfolio turnover rate D	25%	44%	35%	48%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2020

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29
Income from Investment Operations
Net investment income (loss) B	.813	.901	.917	.942	.925
Net realized and unrealized gain (loss)	2.762	3.160	.874	4.138	3.919
Total from investment operations	3.575	4.061	1.791	5.080	4.844
Distributions from net investment income	(.805)	(.908)	(.918)	(.951)	(.929)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(1.225)	(1.161)	(1.101)	(1.170)	(1.044)
Net asset value, end of period	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09
Total ReturnA	6.74%	8.11%	3.68%	11.10%	11.52%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.48%	1.72%	1.86%	1.92%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,053	$ 5,196	$ 3,945	$ 3,079	$ 2,225
Portfolio turnover rate C	25%	44%	35%	48%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29
Income from Investment Operations
Net investment income (loss) B	.814	.901	.917	.939	.928
Net realized and unrealized gain (loss)	2.761	3.160	.874	4.141	3.916
Total from investment operations	3.575	4.061	1.791	5.080	4.844
Distributions from net investment income	(.805)	(.908)	(.918)	(.951)	(.929)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(1.225)	(1.161)	(1.101)	(1.170)	(1.044)
Net asset value, end of period	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09
Total ReturnA	6.74%	8.11%	3.68%	11.10%	11.52%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.48%	1.72%	1.86%	1.92%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 87	$ 14	$ 13	$ 32	$ 49
Portfolio turnover rate C	25%	44%	35%	48%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.2	4.4
Fidelity Blue Chip Growth Fund	4.0	4.2
Fidelity Equity-Income Fund	6.2	6.4
Fidelity Large Cap Stock Fund	4.6	4.7
Fidelity Series 100 Index Fund	4.0	4.1
Fidelity Series Broad Market Opportunities Fund	7.0	7.3
Fidelity Series Small Cap Opportunities Fund	0.6	0.6
	30.6	31.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.1	3.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.0	1.2
Fidelity Strategic Income Fund	1.1	1.2
	2.1	2.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.7	7.6
Fidelity Strategic Real Return Fund	7.6	7.6
Fidelity Total Bond Fund	23.0	22.7
	38.3	37.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	13.0	12.3
Fidelity Short-Term Bond Fund	12.9	12.4
	25.9	24.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	30.6%
International Equity Funds	3.1%
High Yield Fixed-Income Funds	2.1%
Investment Grade Fixed-Income Funds	38.3%
Short-Term Funds	25.9%

Six months ago
Domestic Equity Funds	31.7%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.9%
Short-Term Funds	24.7%

Expected
Domestic Equity Funds	29.4%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.8%
Investment Grade Fixed-Income Funds	38.9%
Short-Term Funds	27.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2022 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 33.7%
	Shares	Value
Domestic Equity Funds - 30.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	21,207	$ 449,169
Fidelity Blue Chip Growth Fund (b)	6,327	422,046
Fidelity Equity-Income Fund (b)	10,634	651,661
Fidelity Large Cap Stock Fund (b)	17,711	490,589
Fidelity Series 100 Index Fund (b)	33,684	428,462
Fidelity Series Broad Market Opportunities Fund (b)	48,404	743,479
Fidelity Series Small Cap Opportunities Fund (b)	4,798	62,187
TOTAL DOMESTIC EQUITY FUNDS		3,247,593
International Equity Funds - 3.1%
Fidelity Advisor International Discovery Fund Institutional Class (b)	8,223	328,196
TOTAL EQUITY FUNDS (Cost $3,017,506)		3,575,789
Fixed-Income Funds - 40.4%

High Yield Fixed-Income Funds - 2.1%
Fidelity Capital & Income Fund (b)	11,226	112,819
Fidelity Strategic Income Fund (b)	10,193	113,757
TOTAL HIGH YIELD FIXED-INCOME FUNDS		226,576

	Shares	Value
Investment Grade Fixed-Income Funds - 38.3%
Fidelity Government Income Fund (b)	78,465	$ 813,681
Fidelity Strategic Real Return Fund (b)	84,147	805,291
Fidelity Total Bond Fund (b)	228,462	2,439,971
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,058,943
TOTAL FIXED-INCOME FUNDS (Cost $4,273,073)		4,285,519
Short-Term Funds - 25.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	1,372,691	1,372,691
Fidelity Short-Term Bond Fund (b)	159,542	1,370,467
TOTAL SHORT-TERM FUNDS (Cost $2,740,201)		2,743,158
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,030,780)		10,604,466
NET OTHER ASSETS (LIABILITIES) - 0.0%		(368)
NET ASSETS - 100%		$ 10,604,098
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 178,161	$ 222,600	$ 91,090	$ 2,908	$ 328,196
Fidelity Advisor Mid Cap II Fund Institutional Class	232,000	341,446	127,648	313	449,169
Fidelity Blue Chip Growth Fund	215,074	296,975	128,335	978	422,046
Fidelity Capital & Income Fund	63,597	79,901	34,668	4,170	112,819
Fidelity Equity-Income Fund	330,881	426,726	156,026	13,415	651,661
Fidelity Government Income Fund	360,647	571,399	126,554	9,729	813,681
Fidelity Institutional Money Market Portfolio Institutional Class	579,040	1,004,010	210,360	806	1,372,691
Fidelity Large Cap Stock Fund	248,520	338,314	133,423	3,449	490,589
Fidelity Series 100 Index Fund	214,593	271,417	102,079	5,460	428,462
Fidelity Series Broad Market Opportunities Fund	380,009	490,484	204,957	2,219	743,479
Fidelity Series Small Cap Opportunities Fund	33,052	48,542	17,592	10	62,187
Fidelity Short-Term Bond Fund	579,345	999,579	210,362	8,846	1,370,467
Fidelity Strategic Income Fund	63,542	79,280	30,911	3,540	113,757
Fidelity Strategic Real Return Fund	360,654	556,094	126,553	12,140	805,291
Fidelity Total Bond Fund	1,083,758	1,710,607	379,538	50,948	2,439,971
Total	$ 4,922,873	$ 7,437,374	$ 2,080,096	$ 118,931	$ 10,604,466
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2014

Assets
Investment in securities, at value (cost $10,030,780) - See accompanying schedule	$ 10,604,466

Liabilities
Distribution and service plan fees payable	368

Net Assets	$ 10,604,098
Net Assets consist of:
Paid in capital	$ 10,460,528
Undistributed net investment income	2,228
Accumulated undistributed net realized gain (loss) on investments	(432,344)
Net unrealized appreciation (depreciation) on investments	573,686
Net Assets	$ 10,604,098

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($418,512 ÷ 7,289.28 shares)	$ 57.41

Maximum offering price per share (100/94.25 of $57.41)	$ 60.91
Class T: Net Asset Value and redemption price per share ($26,437 ÷ 460.06 shares)	$ 57.46

Maximum offering price per share (100/96.50 of $57.46)	$ 59.54

Class C: Net Asset Value and offering price per share ($324,906 ÷ 5,666.45 shares)A	$ 57.34

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($9,773,612 ÷ 170,235.99 shares)	$ 57.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($60,631 ÷ 1,056.39 shares)	$ 57.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 118,931

Expenses
Distribution and service plan fees	$ 2,591
Independent trustees' compensation	28
Total expenses before reductions	2,619
Expense reductions	(28)	2,591
Net investment income (loss)		116,340
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	426
Capital gain distributions from underlying funds	108,882
Total net realized gain (loss)		109,308
Change in net unrealized appreciation (depreciation) on underlying funds		323,887
Net gain (loss)		433,195
Net increase (decrease) in net assets resulting from operations		$ 549,535

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 116,340	$ 83,094
Net realized gain (loss)	109,308	106,528
Change in net unrealized appreciation (depreciation)	323,887	240,421
Net increase (decrease) in net assets resulting from operations	549,535	430,043
Distributions to shareholders from net investment income	(115,076)	(82,827)
Distributions to shareholders from net realized gain	(15,270)	(22,022)
Total distributions	(130,346)	(104,849)
Share transactions - net increase (decrease)	5,262,153	282,835
Total increase (decrease) in net assets	5,681,342	608,029

Net Assets
Beginning of period	4,922,756	4,314,727
End of period (including undistributed net investment income of $2,228 and undistributed net investment income of $964, respectively)	$ 10,604,098	$ 4,922,756

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.16	$ 50.46	$ 49.79	$ 45.58	$ 41.87
Income from Investment Operations
Net investment income (loss) C	.708	.825	.783	.817	.815
Net realized and unrealized gain (loss)	3.351	3.933	.842	4.431	3.980
Total from investment operations	4.059	4.758	1.625	5.248	4.795
Distributions from net investment income	(.686)	(.804)	(.784)	(.824)	(.793)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.809)	(1.058)	(.955)	(1.038)	(1.085)
Net asset value, end of period	$ 57.41	$ 54.16	$ 50.46	$ 49.79	$ 45.58
Total ReturnA, B	7.54%	9.54%	3.35%	11.58%	11.53%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.26%	1.57%	1.59%	1.67%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 419	$ 391	$ 386	$ 72	$ 42
Portfolio turnover rate D	26%	38%	43%	29%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.24	$ 50.53	$ 49.82	$ 45.57	$ 41.86
Income from Investment Operations
Net investment income (loss) C	.581	.686	.653	.691	.702
Net realized and unrealized gain (loss)	3.339	3.958	.871	4.434	3.985
Total from investment operations	3.920	4.644	1.524	5.125	4.687
Distributions from net investment income	(.577)	(.680)	(.643)	(.661)	(.685)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.700)	(.934)	(.814)	(.875)	(.977)
Net asset value, end of period	$ 57.46	$ 54.24	$ 50.53	$ 49.82	$ 45.57
Total ReturnA, B	7.26%	9.29%	3.13%	11.30%	11.27%
Ratios to Average Net Assets D,E
Expenses before reductions	.49% F	.49%F	.50%	.50%	.50%
Expenses net of fee waivers, if any	.49% F	.49% F	.50%	.50%	.50%
Expenses net of all reductions	.49% F	.49% F	.50%	.50%	.50%
Net investment income (loss)	1.02%	1.30%	1.34%	1.43%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26	$ 1	$ 5	$ 23	$ 77
Portfolio turnover rate D	26%	38%	43%	29%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.13	$ 50.49	$ 49.81	$ 45.58	$ 41.86
Income from Investment Operations
Net investment income (loss) C	.293	.434	.411	.447	.477
Net realized and unrealized gain (loss)	3.354	3.919	.845	4.434	3.989
Total from investment operations	3.647	4.353	1.256	4.881	4.466
Distributions from net investment income	(.314)	(.459)	(.405)	(.437)	(.454)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.437)	(.713)	(.576)	(.651)	(.746)
Net asset value, end of period	$ 57.34	$ 54.13	$ 50.49	$ 49.81	$ 45.58
Total ReturnA, B	6.76%	8.70%	2.58%	10.74%	10.72%
Ratios to Average Net Assets D,E
Expenses before reductions	.99% F	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	.99% F	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.99% F	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.52%	.83%	.84%	.92%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 325	$ 54	$ 28	$ 32	$ 44
Portfolio turnover rate D	26%	38%	43%	29%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2022

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.15	$ 50.46	$ 49.78	$ 45.56	$ 41.87
Income from Investment Operations
Net investment income (loss) B	.851	.956	.901	.937	.925
Net realized and unrealized gain (loss)	3.358	3.922	.849	4.438	3.978
Total from investment operations	4.209	4.878	1.750	5.375	4.903
Distributions from net investment income	(.826)	(.934)	(.899)	(.941)	(.921)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.949)	(1.188)	(1.070)	(1.155)	(1.213)
Net asset value, end of period	$ 57.41	$ 54.15	$ 50.46	$ 49.78	$ 45.56
Total ReturnA	7.82%	9.80%	3.62%	11.87%	11.80%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.51%	1.82%	1.84%	1.92%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,774	$ 4,474	$ 3,892	$ 3,266	$ 2,395
Portfolio turnover rate C	26%	38%	43%	29%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.14	$ 50.45	$ 49.77	$ 45.56	$ 41.86
Income from Investment Operations
Net investment income (loss) B	.856	.957	.900	.937	.918
Net realized and unrealized gain (loss)	3.343	3.921	.850	4.428	3.995
Total from investment operations	4.199	4.878	1.750	5.365	4.913
Distributions from net investment income	(.826)	(.934)	(.899)	(.941)	(.921)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.949)	(1.188)	(1.070)	(1.155)	(1.213)
Net asset value, end of period	$ 57.39	$ 54.14	$ 50.45	$ 49.77	$ 45.56
Total ReturnA	7.81%	9.80%	3.62%	11.85%	11.83%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.51%	1.82%	1.84%	1.92%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61	$ 4	$ 3	$ 4	$ 5
Portfolio turnover rate C	26%	38%	43%	29%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.9	5.0
Fidelity Blue Chip Growth Fund	4.6	4.8
Fidelity Equity-Income Fund	7.1	7.3
Fidelity Large Cap Stock Fund	5.4	5.4
Fidelity Series 100 Index Fund	4.7	4.7
Fidelity Series Broad Market Opportunities Fund	8.2	8.4
Fidelity Series Small Cap Opportunities Fund	0.7	0.7
	35.6	36.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.0	4.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.5	1.6
Fidelity Strategic Income Fund	1.5	1.6
	3.0	3.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.1	7.1
Fidelity Strategic Real Return Fund	7.1	7.1
Fidelity Total Bond Fund	21.5	21.3
	35.7	35.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	10.9	10.4
Fidelity Short-Term Bond Fund	10.8	10.4
	21.7	20.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	35.6%
International Equity Funds	4.0%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.7%
Short-Term Funds	21.7%

Six months ago
Domestic Equity Funds	36.3%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	35.5%
Short-Term Funds	20.8%

Expected
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	36.1%
Short-Term Funds	22.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2024 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 39.6%
	Shares	Value
Domestic Equity Funds - 35.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	17,201	$ 364,312
Fidelity Blue Chip Growth Fund (b)	5,133	342,422
Fidelity Equity-Income Fund (b)	8,624	528,460
Fidelity Large Cap Stock Fund (b)	14,376	398,224
Fidelity Series 100 Index Fund (b)	27,347	347,848
Fidelity Series Broad Market Opportunities Fund (b)	39,300	603,649
Fidelity Series Small Cap Opportunities Fund (b)	3,896	50,493
TOTAL DOMESTIC EQUITY FUNDS		2,635,408
International Equity Funds - 4.0%
Fidelity Advisor International Discovery Fund Institutional Class (b)	7,463	297,865
TOTAL EQUITY FUNDS (Cost $2,508,764)		2,933,273
Fixed-Income Funds - 38.7%

High Yield Fixed-Income Funds - 3.0%
Fidelity Capital & Income Fund (b)	11,107	111,626
Fidelity Strategic Income Fund (b)	10,087	112,565
TOTAL HIGH YIELD FIXED-INCOME FUNDS		224,191

	Shares	Value
Investment Grade Fixed-Income Funds - 35.7%
Fidelity Government Income Fund (b)	51,191	$ 530,848
Fidelity Strategic Real Return Fund (b)	54,882	525,221
Fidelity Total Bond Fund (b)	149,126	1,592,669
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,648,738
TOTAL FIXED-INCOME FUNDS (Cost $2,849,362)		2,872,929
Short-Term Funds - 21.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	804,815	804,815
Fidelity Short-Term Bond Fund (b)	93,538	803,492
TOTAL SHORT-TERM FUNDS (Cost $1,606,215)		1,608,307
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,964,341)		7,414,509
NET OTHER ASSETS (LIABILITIES) - 0.0%		(257)
NET ASSETS - 100%		$ 7,414,252
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 130,259	$ 238,885	$ 86,374	$ 2,464	$ 297,865
Fidelity Advisor Mid Cap II Fund Institutional Class	152,094	315,715	106,019	242	364,312
Fidelity Blue Chip Growth Fund	140,772	276,127	106,491	739	342,422
Fidelity Capital & Income Fund	48,152	92,101	32,347	3,843	111,626
Fidelity Equity-Income Fund	216,692	410,995	137,777	10,389	528,460
Fidelity Government Income Fund	196,513	420,343	91,818	6,243	530,848
Fidelity Institutional Money Market Portfolio Institutional Class	284,337	649,035	128,557	462	804,815
Fidelity Large Cap Stock Fund	162,826	319,348	112,253	2,693	398,224
Fidelity Series 100 Index Fund	140,457	264,532	91,467	4,083	347,848
Fidelity Series Broad Market Opportunities Fund	249,252	466,541	173,843	1,713	603,649
Fidelity Series Small Cap Opportunities Fund	21,797	44,355	14,317	8	50,493
Fidelity Short-Term Bond Fund	284,490	647,716	129,868	5,093	803,492
Fidelity Strategic Income Fund	48,111	90,962	28,307	3,267	112,565
Fidelity Strategic Real Return Fund	196,512	419,496	101,123	7,898	525,221
Fidelity Total Bond Fund	589,994	1,259,591	275,066	32,579	1,592,669
Total	$ 2,862,258	$ 5,915,742	$ 1,615,627	$ 81,716	$ 7,414,509
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2014

Assets
Investment in securities, at value (cost $6,964,341) - See accompanying schedule	$ 7,414,509
Receivable for investments sold	1
Total assets	7,414,510

Liabilities
Distribution and service plan fees payable	258

Net Assets	$ 7,414,252
Net Assets consist of:
Paid in capital	$ 6,936,406
Undistributed net investment income	1,495
Accumulated undistributed net realized gain (loss) on investments	26,183
Net unrealized appreciation (depreciation) on investments	450,168
Net Assets	$ 7,414,252

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($220,063 ÷ 3,776.13 shares)	$ 58.28

Maximum offering price per share (100/94.25 of $58.28)	$ 61.84
Class T: Net Asset Value and redemption price per share ($190,491 ÷ 3,269.05 shares)	$ 58.27

Maximum offering price per share (100/96.50 of $58.27)	$ 60.38

Class C: Net Asset Value and offering price per share ($155,611 ÷ 2,677.87 shares)A	$ 58.11

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($6,818,492 ÷ 117,023.33 shares)	$ 58.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,595 ÷ 507.95 shares)	$ 58.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 81,716

Expenses
Distribution and service plan fees	$ 3,150
Independent trustees' compensation	19
Total expenses before reductions	3,169
Expense reductions	(19)	3,150
Net investment income (loss)		78,566
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,406)
Capital gain distributions from underlying funds	82,811
Total net realized gain (loss)		80,405
Change in net unrealized appreciation (depreciation) on underlying funds		254,535
Net gain (loss)		334,940
Net increase (decrease) in net assets resulting from operations		$ 413,506

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 78,566	$ 42,257
Net realized gain (loss)	80,405	74,340
Change in net unrealized appreciation (depreciation)	254,535	131,901
Net increase (decrease) in net assets resulting from operations	413,506	248,498
Distributions to shareholders from net investment income	(77,576)	(42,100)
Distributions to shareholders from net realized gain	(28,499)	(9,399)
Total distributions	(106,075)	(51,499)
Share transactions - net increase (decrease)	4,244,822	561,492
Total increase (decrease) in net assets	4,552,253	758,491

Net Assets
Beginning of period	2,861,999	2,103,508
End of period (including undistributed net investment income of $1,495 and undistributed net investment income of $505, respectively)	$ 7,414,252	$ 2,861,999

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.77	$ 50.48	$ 49.85	$ 45.41	$ 41.48
Income from Investment Operations
Net investment income (loss) C	.718	.840	.821	.809	.811
Net realized and unrealized gain (loss)	3.808	4.571	.771	4.667	4.020
Total from investment operations	4.526	5.411	1.592	5.476	4.831
Distributions from net investment income	(.677)	(.900)	(.794)	(.819)	(.791)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(1.016)	(1.121)	(.962)	(1.036)	(.901)
Net asset value, end of period	$ 58.28	$ 54.77	$ 50.48	$ 49.85	$ 45.41
Total ReturnA, B	8.32%	10.86%	3.29%	12.13%	11.70%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.27%	1.59%	1.68%	1.66%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 220	$ 424	$ 213	$ 187	$ 260
Portfolio turnover rate D	30%	49%	65%	26%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.78	$ 50.49	$ 49.87	$ 45.42	$ 41.48
Income from Investment Operations
Net investment income (loss) C	.579	.706	.699	.685	.701
Net realized and unrealized gain (loss)	3.796	4.576	.769	4.672	4.025
Total from investment operations	4.375	5.282	1.468	5.357	4.726
Distributions from net investment income	(.546)	(.771)	(.680)	(.690)	(.676)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(.885)	(.992)	(.848)	(.907)	(.786)
Net asset value, end of period	$ 58.27	$ 54.78	$ 50.49	$ 49.87	$ 45.42
Total ReturnA, B	8.04%	10.59%	3.03%	11.85%	11.43%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.02%	1.34%	1.43%	1.41%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 190	$ 190	$ 175	$ 40	$ 54
Portfolio turnover rate D	30%	49%	65%	26%	34%
A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.66	$ 50.43	$ 49.82	$ 45.38	$ 41.45
Income from Investment Operations
Net investment income (loss) C	.295	.444	.454	.443	.476
Net realized and unrealized gain (loss)	3.791	4.564	.761	4.668	4.020
Total from investment operations	4.086	5.008	1.215	5.111	4.496
Distributions from net investment income	(.297)	(.557)	(.437)	(.454)	(.456)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(.636)	(.778)	(.605)	(.671)	(.566)
Net asset value, end of period	$ 58.11	$ 54.66	$ 50.43	$ 49.82	$ 45.38
Total ReturnA, B	7.51%	10.03%	2.50%	11.30%	10.87%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.52%	.84%	.93%	.91%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 156	$ 113	$ 170	$ 172	$ 159
Portfolio turnover rate D	30%	49%	65%	26%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2024

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.77	$ 50.49	$ 49.86	$ 45.42	$ 41.49
Income from Investment Operations
Net investment income (loss) B	.866	.969	.942	.933	.924
Net realized and unrealized gain (loss)	3.805	4.563	.775	4.668	4.020
Total from investment operations	4.671	5.532	1.717	5.601	4.944
Distributions from net investment income	(.832)	(1.031)	(.919)	(.944)	(.904)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(1.171)	(1.252)	(1.087)	(1.161)	(1.014)
Net asset value, end of period	$ 58.27	$ 54.77	$ 50.49	$ 49.86	$ 45.42
Total ReturnA	8.60%	11.12%	3.55%	12.41%	11.98%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.52%	1.84%	1.93%	1.91%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,818	$ 2,108	$ 1,521	$ 1,463	$ 1,026
Portfolio turnover rate C	30%	49%	65%	26%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.77	$ 50.48	$ 49.86	$ 45.42	$ 41.48
Income from Investment Operations
Net investment income (loss) B	.863	.969	.944	.930	.922
Net realized and unrealized gain (loss)	3.798	4.573	.763	4.671	4.032
Total from investment operations	4.661	5.542	1.707	5.601	4.954
Distributions from net investment income	(.832)	(1.031)	(.919)	(.944)	(.904)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(1.171)	(1.252)	(1.087)	(1.161)	(1.014)
Net asset value, end of period	$ 58.26	$ 54.77	$ 50.48	$ 49.86	$ 45.42
Total ReturnA	8.58%	11.14%	3.53%	12.41%	12.00%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.52%	1.84%	1.93%	1.91%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30	$ 27	$ 25	$ 28	$ 37
Portfolio turnover rate C	30%	49%	65%	26%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.5
Fidelity Blue Chip Growth Fund	5.1	5.2
Fidelity Equity-Income Fund	7.8	7.9
Fidelity Large Cap Stock Fund	5.9	5.8
Fidelity Series 100 Index Fund	5.2	5.1
Fidelity Series Broad Market Opportunities Fund	8.9	9.1
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	39.1	39.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.9	5.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.8	1.9
Fidelity Strategic Income Fund	1.9	2.0
	3.7	3.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.7	6.7
Fidelity Strategic Real Return Fund	6.7	6.7
Fidelity Total Bond Fund	20.2	20.1
	33.6	33.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.4	9.1
Fidelity Short-Term Bond Fund	9.3	9.1
	18.7	18.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	39.1%
International Equity Funds	4.9%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	33.6%
Short-Term Funds	18.7%

Six months ago
Domestic Equity Funds	39.4%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.5%
Short-Term Funds	18.2%

Expected
Domestic Equity Funds	38.6%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.6%
Investment Grade Fixed-Income Funds	33.8%
Short-Term Funds	19.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2026 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 44.0%
	Shares	Value
Domestic Equity Funds - 39.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	10,973	$ 232,405
Fidelity Blue Chip Growth Fund (b)	3,277	218,622
Fidelity Equity-Income Fund (b)	5,509	337,591
Fidelity Large Cap Stock Fund (b)	9,179	254,270
Fidelity Series 100 Index Fund (b)	17,466	222,168
Fidelity Series Broad Market Opportunities Fund (b)	25,054	384,827
Fidelity Series Small Cap Opportunities Fund (b)	2,484	32,194
TOTAL DOMESTIC EQUITY FUNDS		1,682,077
International Equity Funds - 4.9%
Fidelity Advisor International Discovery Fund Institutional Class (b)	5,287	210,994
TOTAL EQUITY FUNDS (Cost $1,578,763)		1,893,071
Fixed-Income Funds - 37.3%

High Yield Fixed-Income Funds - 3.7%
Fidelity Capital & Income Fund (b)	7,870	79,097
Fidelity Strategic Income Fund (b)	7,148	79,769
TOTAL HIGH YIELD FIXED-INCOME FUNDS		158,866

	Shares	Value
Investment Grade Fixed-Income Funds - 33.6%
Fidelity Government Income Fund (b)	27,997	$ 290,332
Fidelity Strategic Real Return Fund (b)	30,013	287,224
Fidelity Total Bond Fund (b)	81,404	869,392
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,446,948
TOTAL FIXED-INCOME FUNDS (Cost $1,597,401)		1,605,814
Short-Term Funds - 18.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	403,677	403,677
Fidelity Short-Term Bond Fund (b)	46,916	403,012
TOTAL SHORT-TERM FUNDS (Cost $805,484)		806,689
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,981,648)		4,305,574
NET OTHER ASSETS (LIABILITIES) - 0.0%		(159)
NET ASSETS - 100%		$ 4,305,415
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 116,306	$ 138,069	$ 55,931	$ 2,032	$ 210,994
Fidelity Advisor Mid Cap II Fund Institutional Class	122,791	170,742	62,841	176	232,405
Fidelity Blue Chip Growth Fund	113,623	147,478	64,256	563	218,622
Fidelity Capital & Income Fund	42,166	53,275	19,282	2,990	79,097
Fidelity Equity-Income Fund	174,916	215,926	80,406	7,318	337,591
Fidelity Government Income Fund	139,572	198,275	51,037	3,807	290,332
Fidelity Institutional Money Market Portfolio Institutional Class	187,282	285,157	68,762	262	403,677
Fidelity Large Cap Stock Fund	131,270	167,238	65,509	1,874	254,270
Fidelity Series 100 Index Fund	113,368	136,468	51,936	3,028	222,168
Fidelity Series Broad Market Opportunities Fund	201,073	241,697	101,814	1,247	384,827
Fidelity Series Small Cap Opportunities Fund	17,439	24,480	8,713	6	32,194
Fidelity Short-Term Bond Fund	187,589	284,619	70,066	2,866	403,012
Fidelity Strategic Income Fund	42,132	53,994	17,690	2,537	79,769
Fidelity Strategic Real Return Fund	139,573	197,421	56,197	4,763	287,224
Fidelity Total Bond Fund	419,449	592,462	153,021	20,004	869,392
Total	$ 2,148,549	$ 2,907,301	$ 927,461	$ 53,473	$ 4,305,574
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $3,981,648) - See accompanying schedule		$ 4,305,574
Receivable for investments sold		2,162
Receivable for fund shares sold		19,997
Total assets		4,327,733

Liabilities
Payable for investments purchased	$ 19,778
Payable for fund shares redeemed	2,387
Distribution and service plan fees payable	153
Total liabilities		22,318

Net Assets		$ 4,305,415
Net Assets consist of:
Paid in capital		$ 4,104,117
Undistributed net investment income		821
Accumulated undistributed net realized gain (loss) on investments		(123,449)
Net unrealized appreciation (depreciation) on investments		323,926
Net Assets		$ 4,305,415

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($526,026 ÷ 8,949.10 shares)		$ 58.78

Maximum offering price per share (100/94.25 of $58.78)		$ 62.37
Class T: Net Asset Value and redemption price per share ($39,322 ÷ 668.36 shares)		$ 58.83

Maximum offering price per share (100/96.50 of $58.83)		$ 60.96

Class C: Net Asset Value and offering price per share ($32,961 ÷ 561.58 shares)A		$ 58.69

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($3,677,301 ÷ 62,548.31 shares)		$ 58.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,805 ÷ 506.97 shares)		$ 58.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 53,473

Expenses
Distribution and service plan fees	$ 1,692
Independent trustees' compensation	13
Total expenses before reductions	1,705
Expense reductions	(13)	1,692
Net investment income (loss)		51,781
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(6,274)
Capital gain distributions from underlying funds	59,550
Total net realized gain (loss)		53,276
Change in net unrealized appreciation (depreciation) on underlying funds		183,459
Net gain (loss)		236,735
Net increase (decrease) in net assets resulting from operations		$ 288,516

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,781	$ 37,055
Net realized gain (loss)	53,276	58,944
Change in net unrealized appreciation (depreciation)	183,459	132,987
Net increase (decrease) in net assets resulting from operations	288,516	228,986
Distributions to shareholders from net investment income	(51,362)	(36,935)
Distributions to shareholders from net realized gain	(8,328)	(8,863)
Total distributions	(59,690)	(45,798)
Share transactions - net increase (decrease)	1,928,159	186,174
Total increase (decrease) in net assets	2,156,985	369,362

Net Assets
Beginning of period	2,148,430	1,779,068
End of period (including undistributed net investment income of $821 and undistributed net investment income of $401, respectively)	$ 4,305,415	$ 2,148,430

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.81	$ 50.09	$ 49.53	$ 44.93	$ 40.97
Income from Investment Operations
Net investment income (loss) C	.735	.906	.793	.750	.743
Net realized and unrealized gain (loss)	4.084	4.920	.712	4.846	4.098
Total from investment operations	4.819	5.826	1.505	5.596	4.841
Distributions from net investment income	(.708)	(.879)	(.789)	(.796)	(.771)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.849)	(1.106)	(.945)	(.996)	(.881)
Net asset value, end of period	$ 58.78	$ 54.81	$ 50.09	$ 49.53	$ 44.93
Total ReturnA, B	8.84%	11.79%	3.13%	12.52%	11.87%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.28%	1.73%	1.64%	1.55%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 526	$ 304	$ 139	$ 108	$ 45
Portfolio turnover rate D	27%	45%	60%	25%	61%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.82	$ 50.08	$ 49.53	$ 44.92	$ 40.97
Income from Investment Operations
Net investment income (loss) C	.587	.781	.668	.630	.638
Net realized and unrealized gain (loss)	4.098	4.911	.713	4.851	4.092
Total from investment operations	4.685	5.692	1.381	5.481	4.730
Distributions from net investment income	(.534)	(.725)	(.675)	(.671)	(.670)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.675)	(.952)	(.831)	(.871)	(.780)
Net asset value, end of period	$ 58.83	$ 54.82	$ 50.08	$ 49.53	$ 44.92
Total ReturnA, B	8.58%	11.50%	2.87%	12.26%	11.59%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.03%	1.48%	1.39%	1.30%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39	$ 85	$ 298	$ 130	$ 116
Portfolio turnover rate D	27%	45%	60%	25%	61%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.76	$ 50.12	$ 49.49	$ 44.89	$ 40.95
Income from Investment Operations
Net investment income (loss) C	.303	.508	.430	.387	.412
Net realized and unrealized gain (loss)	4.086	4.915	.730	4.848	4.087
Total from investment operations	4.389	5.423	1.160	5.235	4.499
Distributions from net investment income	(.318)	(.556)	(.374)	(.435)	(.449)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.459)	(.783)	(.530)	(.635)	(.559)
Net asset value, end of period	$ 58.69	$ 54.76	$ 50.12	$ 49.49	$ 44.89
Total ReturnA, B	8.04%	10.93%	2.40%	11.70%	11.01%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	.97%	.89%	.80%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 31	$ 9	$ 184	$ 174
Portfolio turnover rate D	27%	45%	60%	25%	61%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2026

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97
Income from Investment Operations
Net investment income (loss)B	.878	1.040	.913	.878	.856
Net realized and unrealized gain (loss)	4.094	4.914	.711	4.844	4.091
Total from investment operations	4.972	5.954	1.624	5.722	4.947
Distributions from net investment income	(.851)	(1.007)	(.908)	(.912)	(.887)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.992)	(1.234)	(1.064)	(1.112)	(.997)
Net asset value, end of period	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92
Total ReturnA	9.13%	12.06%	3.39%	12.82%	12.14%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.53%	1.98%	1.88%	1.80%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,677	$ 1,702	$ 1,309	$ 1,666	$ 622
Portfolio turnover rate C	27%	45%	60%	25%	61%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97
Income from Investment Operations
Net investment income (loss) B	.877	1.039	.912	.870	.855
Net realized and unrealized gain (loss)	4.095	4.915	.712	4.852	4.092
Total from investment operations	4.972	5.954	1.624	5.722	4.947
Distributions from net investment income	(.851)	(1.007)	(.908)	(.912)	(.887)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.992)	(1.234)	(1.064)	(1.112)	(.997)
Net asset value, end of period	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92
Total ReturnA	9.13%	12.06%	3.39%	12.82%	12.14%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.53%	1.98%	1.88%	1.80%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30	$ 27	$ 24	$ 27	$ 36
Portfolio turnover rate C	27%	45%	60%	25%	61%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7	5.8
Fidelity Blue Chip Growth Fund	5.4	5.4
Fidelity Equity-Income Fund	8.3	8.3
Fidelity Large Cap Stock Fund	6.2	6.2
Fidelity Series 100 Index Fund	5.4	5.3
Fidelity Series Broad Market Opportunities Fund	9.5	9.6
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	41.3	41.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.7	5.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.0	2.1
Fidelity Strategic Income Fund	2.1	2.2
	4.1	4.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.4	6.4
Fidelity Strategic Real Return Fund	6.4	6.4
Fidelity Total Bond Fund	19.3	19.1
	32.1	31.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.4	8.3
Fidelity Short-Term Bond Fund	8.4	8.3
	16.8	16.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	41.3%
International Equity Funds	5.7%
High Yield Fixed-Income Funds	4.1%
Investment Grade Fixed-Income Funds	32.1%
Short-Term Funds	16.8%

Six months ago
Domestic Equity Funds	41.4%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	31.9%
Short-Term Funds	16.6%

Expected
Domestic Equity Funds	41.3%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.1%
Short-Term Funds	17.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2028 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 47.0%
	Shares	Value
Domestic Equity Funds - 41.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	61,791	$ 1,308,725
Fidelity Blue Chip Growth Fund (b)	18,421	1,228,892
Fidelity Equity-Income Fund (b)	30,988	1,898,967
Fidelity Large Cap Stock Fund (b)	51,633	1,430,243
Fidelity Series 100 Index Fund (b)	98,080	1,247,581
Fidelity Series Broad Market Opportunities Fund (b)	141,073	2,166,880
Fidelity Series Small Cap Opportunities Fund (b)	14,098	182,716
TOTAL DOMESTIC EQUITY FUNDS		9,464,004
International Equity Funds - 5.7%
Fidelity Advisor International Discovery Fund Institutional Class (b)	32,745	1,306,846
TOTAL EQUITY FUNDS (Cost $9,548,187)		10,770,850
Fixed-Income Funds - 36.2%

High Yield Fixed-Income Funds - 4.1%
Fidelity Capital & Income Fund (b)	47,189	474,251
Fidelity Strategic Income Fund (b)	42,851	478,222
TOTAL HIGH YIELD FIXED-INCOME FUNDS		952,473

	Shares	Value
Investment Grade Fixed-Income Funds - 32.1%
Fidelity Government Income Fund (b)	142,272	$ 1,475,362
Fidelity Strategic Real Return Fund (b)	152,568	1,460,077
Fidelity Total Bond Fund (b)	413,660	4,417,893
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		7,353,332
TOTAL FIXED-INCOME FUNDS (Cost $8,267,505)		8,305,805
Short-Term Funds - 16.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	1,928,320	1,928,320
Fidelity Short-Term Bond Fund (b)	224,128	1,925,259
TOTAL SHORT-TERM FUNDS (Cost $3,847,238)		3,853,579
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $21,662,930)		22,930,234
NET OTHER ASSETS (LIABILITIES) - 0.0%		742
NET ASSETS - 100%		$ 22,930,976
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 499,848	$ 929,489	$ 169,640	$ 6,600	$ 1,306,846
Fidelity Advisor Mid Cap II Fund Institutional Class	480,592	989,148	174,789	518	1,308,725
Fidelity Blue Chip Growth Fund	444,607	895,367	185,775	1,909	1,228,892
Fidelity Capital & Income Fund	173,936	340,299	47,259	11,612	474,251
Fidelity Equity-Income Fund	684,505	1,313,296	191,792	27,793	1,898,967
Fidelity Government Income Fund	497,527	1,075,142	106,779	12,712	1,475,362
Fidelity Institutional Money Market Portfolio Institutional Class	642,394	1,420,816	134,891	845	1,928,320
Fidelity Large Cap Stock Fund	514,724	1,024,923	172,363	7,081	1,430,243
Fidelity Series 100 Index Fund	443,617	849,023	134,232	9,316	1,247,581
Fidelity Series Broad Market Opportunities Fund	787,235	1,498,547	266,705	3,668	2,166,880
Fidelity Series Small Cap Opportunities Fund	68,500	144,861	24,921	17	182,716
Fidelity Short-Term Bond Fund	642,734	1,416,727	134,953	9,197	1,925,259
Fidelity Strategic Income Fund	173,797	341,675	41,404	9,868	478,222
Fidelity Strategic Real Return Fund	497,534	1,068,376	114,886	17,677	1,460,077
Fidelity Total Bond Fund	1,492,003	3,225,023	323,263	66,707	4,417,893
Total	$ 8,043,553	$ 16,532,712	$ 2,223,652	$ 185,520	$ 22,930,234
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $21,662,930) - See accompanying schedule		$ 22,930,234
Receivable for investments sold		50,960
Receivable for fund shares sold		1,022
Total assets		22,982,216

Liabilities
Payable for fund shares redeemed	$ 50,924
Distribution and service plan fees payable	316
Total liabilities		51,240

Net Assets		$ 22,930,976
Net Assets consist of:
Paid in capital		$ 21,893,235
Undistributed net investment income		4,387
Accumulated undistributed net realized gain (loss) on investments		(233,950)
Net unrealized appreciation (depreciation) on investments		1,267,304
Net Assets		$ 22,930,976

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($698,740 ÷ 11,692.25 shares)		$ 59.76

Maximum offering price per share (100/94.25 of $59.76)		$ 63.41
Class T: Net Asset Value and redemption price per share ($337,983 ÷ 5,655.14 shares)		$ 59.77

Maximum offering price per share (100/96.50 of $59.77)		$ 61.94

Class C: Net Asset Value and offering price per share ($37,286 ÷ 625.11 shares)A		$ 59.65

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($21,765,588 ÷ 364,232.07 shares)		$ 59.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($91,379 ÷ 1,529.10 shares)		$ 59.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 185,520

Expenses
Distribution and service plan fees	$ 2,346
Independent trustees' compensation	43
Total expenses before reductions	2,389
Expense reductions	(43)	2,346
Net investment income (loss)		183,174
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	17,411
Capital gain distributions from underlying funds	198,632
Total net realized gain (loss)		216,043
Change in net unrealized appreciation (depreciation) on underlying funds		560,204
Net gain (loss)		776,247
Net increase (decrease) in net assets resulting from operations		$ 959,421

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 183,174	$ 124,877
Net realized gain (loss)	216,043	190,275
Change in net unrealized appreciation (depreciation)	560,204	480,221
Net increase (decrease) in net assets resulting from operations	959,421	795,373
Distributions to shareholders from net investment income	(180,281)	(124,207)
Distributions to shareholders from net realized gain	(25,118)	(26,559)
Total distributions	(205,399)	(150,766)
Share transactions - net increase (decrease)	14,133,535	1,675,414
Total increase (decrease) in net assets	14,887,557	2,320,021

Net Assets
Beginning of period	8,043,419	5,723,398
End of period (including undistributed net investment income of $4,387 and undistributed net investment income of $1,493, respectively)	$ 22,930,976	$ 8,043,419

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.54	$ 50.43	$ 49.92	$ 45.17	$ 41.16
Income from Investment Operations
Net investment income (loss) C	.733	.868	.792	.802	.789
Net realized and unrealized gain (loss)	4.363	5.348	.666	4.972	4.116
Total from investment operations	5.096	6.216	1.458	5.774	4.905
Distributions from net investment income	(.713)	(.879)	(.794)	(.815)	(.785)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(.876)	(1.106)	(.948)	(1.024)	(.895)
Net asset value, end of period	$ 59.76	$ 55.54	$ 50.43	$ 49.92	$ 45.17
Total ReturnA, B	9.23%	12.49%	3.02%	12.85%	11.96%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.25%	1.64%	1.63%	1.65%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 699	$ 122	$ 133	$ 133	$ 359
Portfolio turnover rate D	18%	34%	46%	17%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.55	$ 50.46	$ 49.94	$ 45.16	$ 41.16
Income from Investment Operations
Net investment income (loss) C	.580	.738	.672	.682	.678
Net realized and unrealized gain (loss)	4.379	5.346	.678	4.975	4.107
Total from investment operations	4.959	6.084	1.350	5.657	4.785
Distributions from net investment income	(.576)	(.767)	(.676)	(.668)	(.675)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(.739)	(.994)	(.830)	(.877)	(.785)
Net asset value, end of period	$ 59.77	$ 55.55	$ 50.46	$ 49.94	$ 45.16
Total ReturnA, B	8.97%	12.21%	2.79%	12.57%	11.66%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.00%	1.39%	1.38%	1.40%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 338	$ 326	$ 128	$ 130	$ 328
Portfolio turnover rate D	18%	34%	46%	17%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.49	$ 50.44	$ 49.94	$ 45.19	$ 41.16
Income from Investment Operations
Net investment income (loss) C	.293	.471	.427	.438	.454
Net realized and unrealized gain (loss)	4.369	5.346	.662	4.974	4.117
Total from investment operations	4.662	5.817	1.089	5.412	4.571
Distributions from net investment income	(.339)	(.540)	(.435)	(.453)	(.431)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(.502)	(.767)	(.589)	(.662)	(.541)
Net asset value, end of period	$ 59.65	$ 55.49	$ 50.44	$ 49.94	$ 45.19
Total ReturnA, B	8.43%	11.65%	2.24%	12.01%	11.13%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.50%	.89%	.88%	.90%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37	$ 18	$ 33	$ 49	$ 51
Portfolio turnover rate D	18%	34%	46%	17%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2028

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17
Income from Investment Operations
Net investment income (loss) B	.874	1.003	.914	.925	.900
Net realized and unrealized gain (loss)	4.376	5.340	.680	4.965	4.115
Total from investment operations	5.250	6.343	1.594	5.890	5.015
Distributions from net investment income	(.867)	(1.016)	(.920)	(.941)	(.895)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(1.030)	(1.243)	(1.074)	(1.150)	(1.005)
Net asset value, end of period	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18
Total ReturnA	9.52%	12.76%	3.30%	13.12%	12.24%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.50%	1.89%	1.88%	1.90%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,766	$ 7,494	$ 5,405	$ 5,783	$ 5,383
Portfolio turnover rate C	18%	34%	46%	17%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17
Income from Investment Operations
Net investment income (loss) B	.871	1.011	.916	.923	.899
Net realized and unrealized gain (loss)	4.379	5.332	.678	4.967	4.116
Total from investment operations	5.250	6.343	1.594	5.890	5.015
Distributions from net investment income	(.867)	(1.016)	(.920)	(.941)	(.895)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(1.030)	(1.243)	(1.074)	(1.150)	(1.005)
Net asset value, end of period	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18
Total ReturnA	9.52%	12.76%	3.30%	13.12%	12.24%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.50%	1.89%	1.88%	1.90%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91	$ 83	$ 24	$ 27	$ 36
Portfolio turnover rate C	18%	34%	46%	17%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.9	6.0
Fidelity Blue Chip Growth Fund	5.6	5.6
Fidelity Equity-Income Fund	8.6	8.6
Fidelity Large Cap Stock Fund	6.5	6.4
Fidelity Series 100 Index Fund	5.6	5.5
Fidelity Series Broad Market Opportunities Fund	9.8	9.9
Fidelity Series Small Cap Opportunities Fund	0.8	0.9
	42.8	42.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.5	6.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.2	2.3
Fidelity Strategic Income Fund	2.3	2.3
	4.5	4.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2	6.2
Fidelity Strategic Real Return Fund	6.1	6.1
Fidelity Total Bond Fund	18.4	18.5
	30.7	30.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.8	7.5
Fidelity Short-Term Bond Fund	7.7	7.6
	15.5	15.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	42.8%
International Equity Funds	6.5%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.7%
Short-Term Funds	15.5%

Six months ago
Domestic Equity Funds	42.9%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.8%
Short-Term Funds	15.1%

Expected
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2030 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 49.3%
	Shares	Value
Domestic Equity Funds - 42.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	44,376	$ 939,878
Fidelity Blue Chip Growth Fund (b)	13,247	883,698
Fidelity Equity-Income Fund (b)	22,259	1,364,041
Fidelity Large Cap Stock Fund (b)	37,076	1,027,000
Fidelity Series 100 Index Fund (b)	70,602	898,054
Fidelity Series Broad Market Opportunities Fund (b)	101,312	1,556,146
Fidelity Series Small Cap Opportunities Fund (b)	10,097	130,853
TOTAL DOMESTIC EQUITY FUNDS		6,799,670
International Equity Funds - 6.5%
Fidelity Advisor International Discovery Fund Institutional Class (b)	25,732	1,026,963
TOTAL EQUITY FUNDS (Cost $6,712,226)		7,826,633
Fixed-Income Funds - 35.2%

High Yield Fixed-Income Funds - 4.5%
Fidelity Capital & Income Fund (b)	35,522	357,000
Fidelity Strategic Income Fund (b)	32,261	360,037
TOTAL HIGH YIELD FIXED-INCOME FUNDS		717,037

	Shares	Value
Investment Grade Fixed-Income Funds - 30.7%
Fidelity Government Income Fund (b)	94,171	$ 976,553
Fidelity Strategic Real Return Fund (b)	100,949	966,081
Fidelity Total Bond Fund (b)	274,078	2,927,151
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,869,785
TOTAL FIXED-INCOME FUNDS (Cost $5,511,811)		5,586,822
Short-Term Funds - 15.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	1,227,131	1,227,131
Fidelity Short-Term Bond Fund (b)	142,620	1,225,107
TOTAL SHORT-TERM FUNDS (Cost $2,446,901)		2,452,238
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,670,938)		15,865,693
NET OTHER ASSETS (LIABILITIES) - 0.0%		(319)
NET ASSETS - 100%		$ 15,865,374
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 412,788	$ 803,259	$ 235,283	$ 8,472	$ 1,026,963
Fidelity Advisor Mid Cap II Fund Institutional Class	363,773	805,964	229,289	632	939,878
Fidelity Blue Chip Growth Fund	336,749	702,186	232,541	1,818	883,698
Fidelity Capital & Income Fund	137,015	280,889	71,838	12,084	357,000
Fidelity Equity-Income Fund	518,628	1,039,534	292,034	27,427	1,364,041
Fidelity Government Income Fund	351,965	772,375	158,705	11,859	976,553
Fidelity Institutional Money Market Portfolio Institutional Class	429,392	989,913	192,174	734	1,227,131
Fidelity Large Cap Stock Fund	389,387	806,436	239,718	6,897	1,027,000
Fidelity Series 100 Index Fund	335,996	662,092	186,934	10,722	898,054
Fidelity Series Broad Market Opportunities Fund	596,337	1,180,284	371,918	4,481	1,556,146
Fidelity Series Small Cap Opportunities Fund	52,021	116,019	32,856	21	130,853
Fidelity Short-Term Bond Fund	429,610	988,036	194,327	8,100	1,225,107
Fidelity Strategic Income Fund	136,911	288,323	70,680	10,290	360,037
Fidelity Strategic Real Return Fund	351,986	778,089	184,799	14,784	966,081
Fidelity Total Bond Fund	1,057,723	2,330,318	495,639	61,798	2,927,151
Total	$ 5,900,281	$ 12,543,717	$ 3,188,735	$ 180,119	$ 15,865,693
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $14,670,938) - See accompanying schedule		$ 15,865,693
Cash		2
Receivable for fund shares sold		12,542
Total assets		15,878,237

Liabilities
Payable for investments purchased	$ 12,502
Distribution and service plan fees payable	361
Total liabilities		12,863

Net Assets		$ 15,865,374
Net Assets consist of:
Paid in capital		$ 14,608,000
Undistributed net investment income		3,019
Accumulated undistributed net realized gain (loss) on investments		59,600
Net unrealized appreciation (depreciation) on investments		1,194,755
Net Assets		$ 15,865,374

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($257,010 ÷ 4,295.09 shares)		$ 59.84

Maximum offering price per share (100/94.25 of $59.84)		$ 63.49
Class T: Net Asset Value and redemption price per share ($17,373 ÷ 289.77 shares)		$ 59.95

Maximum offering price per share (100/96.50 of $59.95)		$ 62.12

Class C: Net Asset Value and offering price per share ($352,784 ÷ 5,915.40 shares)A		$ 59.64

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($15,175,100 ÷ 253,596.50 shares)		$ 59.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($63,107 ÷ 1,054.55 shares)		$ 59.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 180,119

Expenses
Distribution and service plan fees	$ 3,769
Independent trustees' compensation	42
Total expenses before reductions	3,811
Expense reductions	(42)	3,769
Net investment income (loss)		176,350
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(19,267)
Capital gain distributions from underlying funds	206,864
Total net realized gain (loss)		187,597
Change in net unrealized appreciation (depreciation) on underlying funds		629,689
Net gain (loss)		817,286
Net increase (decrease) in net assets resulting from operations		$ 993,636

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 176,350	$ 80,370
Net realized gain (loss)	187,597	155,323
Change in net unrealized appreciation (depreciation)	629,689	299,880
Net increase (decrease) in net assets resulting from operations	993,636	535,573
Distributions to shareholders from net investment income	(174,314)	(80,007)
Distributions to shareholders from net realized gain	(29,274)	(17,604)
Total distributions	(203,588)	(97,611)
Share transactions - net increase (decrease)	9,175,334	1,469,395
Total increase (decrease) in net assets	9,965,382	1,907,357

Net Assets
Beginning of period	5,899,992	3,992,635
End of period (including undistributed net investment income of $3,019 and undistributed net investment income of $983, respectively)	$ 15,865,374	$ 5,899,992

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.45	$ 50.12	$ 49.65	$ 44.77	$ 40.69
Income from Investment Operations
Net investment income (loss) C	.740	.886	.815	.791	.718
Net realized and unrealized gain (loss)	4.505	5.568	.598	5.066	4.180
Total from investment operations	5.245	6.454	1.413	5.857	4.898
Distributions from net investment income	(.700)	(.896)	(.796)	(.801)	(.713)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(.855)	(1.124)	(.943)	(.977)	(.818)
Net asset value, end of period	$ 59.84	$ 55.45	$ 50.12	$ 49.65	$ 44.77
Total ReturnA, B	9.51%	13.06%	2.94%	13.15%	12.08%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.27%	1.67%	1.68%	1.63%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 257	$ 145	$ 86	$ 72	$ 66
Portfolio turnover rate D	27%	32%	50%	24%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.55	$ 50.20	$ 49.67	$ 44.78	$ 40.69
Income from Investment Operations
Net investment income (loss) C	.597	.745	.715	.655	.603
Net realized and unrealized gain (loss)	4.507	5.590	.598	5.076	4.182
Total from investment operations	5.104	6.335	1.313	5.731	4.785
Distributions from net investment income	(.549)	(.757)	(.636)	(.665)	(.590)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(.704)	(.985)	(.783)	(.841)	(.695)
Net asset value, end of period	$ 59.95	$ 55.55	$ 50.20	$ 49.67	$ 44.78
Total ReturnA, B	9.23%	12.78%	2.72%	12.85%	11.79%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.51% F	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.51% F	.46%	.50%	.50%
Expenses net of all reductions	.50%	.51% F	.46%	.50%	.50%
Net investment income (loss)	1.03%	1.41%	1.48%	1.38%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17	$ 15	$ 13	$ 15	$ 45
Portfolio turnover rate D	27%	32%	50%	24%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.33	$ 50.07	$ 49.61	$ 44.75	$ 40.67
Income from Investment Operations
Net investment income (loss) C	.303	.486	.451	.428	.385
Net realized and unrealized gain (loss)	4.486	5.561	.604	5.060	4.185
Total from investment operations	4.789	6.047	1.055	5.488	4.570
Distributions from net investment income	(.324)	(.559)	(.448)	(.452)	(.385)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(.479)	(.787)	(.595)	(.628)	(.490)
Net asset value, end of period	$ 59.64	$ 55.33	$ 50.07	$ 49.61	$ 44.75
Total ReturnA, B	8.68%	12.21%	2.19%	12.30%	11.26%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.52%	.92%	.93%	.88%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 353	$ 315	$ 312	$ 270	$ 186
Portfolio turnover rate D	27%	32%	50%	24%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2030

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.45	$ 50.12	$ 49.64	$ 44.76	$ 40.69
Income from Investment Operations
Net investment income (loss) B	.888	1.015	.935	.917	.821
Net realized and unrealized gain (loss)	4.502	5.567	.608	5.062	4.178
Total from investment operations	5.390	6.582	1.543	5.979	4.999
Distributions from net investment income	(.845)	(1.024)	(.916)	(.923)	(.824)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(1.000)	(1.252)	(1.063)	(1.099)	(.929)
Net asset value, end of period	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.76
Total ReturnA	9.78%	13.33%	3.22%	13.43%	12.34%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.52%	1.92%	1.93%	1.88%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,175	$ 5,367	$ 3,558	$ 3,962	$ 1,628
Portfolio turnover rate C	27%	32%	50%	24%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.45	$ 50.12	$ 49.64	$ 44.77	$ 40.69
Income from Investment Operations
Net investment income (loss) B	.885	1.020	.936	.911	.825
Net realized and unrealized gain (loss)	4.505	5.562	.607	5.058	4.184
Total from investment operations	5.390	6.582	1.543	5.969	5.009
Distributions from net investment income	(.845)	(1.024)	(.916)	(.923)	(.824)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(1.000)	(1.252)	(1.063)	(1.099)	(.929)
Net asset value, end of period	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.77
Total ReturnA	9.78%	13.33%	3.22%	13.41%	12.36%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.52%	1.92%	1.93%	1.88%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 57	$ 24	$ 27	$ 36
Portfolio turnover rate C	27%	32%	50%	24%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	6.1
Fidelity Blue Chip Growth Fund	5.7	5.8
Fidelity Equity-Income Fund	8.8	8.8
Fidelity Large Cap Stock Fund	6.7	6.5
Fidelity Series 100 Index Fund	5.8	5.7
Fidelity Series Broad Market Opportunities Fund	10.1	10.2
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	44.1	44.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.2	7.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.4
Fidelity Strategic Income Fund	2.4	2.5
	4.8	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	6.1
Fidelity Strategic Real Return Fund	5.9	6.0
Fidelity Total Bond Fund	18.0	18.0
	29.9	30.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.0	6.8
Fidelity Short-Term Bond Fund	7.0	6.9
	14.0	13.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	44.1%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.0%

Six months ago
Domestic Equity Funds	44.0%
International Equity Funds	7.3%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	30.1%
Short-Term Funds	13.7%

Expected
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	14.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2032 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 51.3%
	Shares	Value
Domestic Equity Funds - 44.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	23,172	$ 490,780
Fidelity Blue Chip Growth Fund (b)	6,908	460,847
Fidelity Equity-Income Fund (b)	11,619	712,030
Fidelity Large Cap Stock Fund (b)	19,354	536,114
Fidelity Series 100 Index Fund (b)	36,812	468,251
Fidelity Series Broad Market Opportunities Fund (b)	52,860	811,929
Fidelity Series Small Cap Opportunities Fund (b)	5,248	68,015
TOTAL DOMESTIC EQUITY FUNDS		3,547,966
International Equity Funds - 7.2%
Fidelity Advisor International Discovery Fund Institutional Class (b)	14,612	583,182
TOTAL EQUITY FUNDS (Cost $3,335,729)		4,131,148
Fixed-Income Funds - 34.7%

High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund (b)	19,247	193,429
Fidelity Strategic Income Fund (b)	17,479	195,065
TOTAL HIGH YIELD FIXED-INCOME FUNDS		388,494

	Shares	Value
Investment Grade Fixed-Income Funds - 29.9%
Fidelity Government Income Fund (b)	46,490	$ 482,104
Fidelity Strategic Real Return Fund (b)	49,839	476,961
Fidelity Total Bond Fund (b)	135,387	1,445,928
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,404,993
TOTAL FIXED-INCOME FUNDS (Cost $2,784,081)		2,793,487
Short-Term Funds - 14.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	565,193	565,193
Fidelity Short-Term Bond Fund (b)	65,688	564,256
TOTAL SHORT-TERM FUNDS (Cost $1,127,421)		1,129,449
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,247,231)		8,054,084
NET OTHER ASSETS (LIABILITIES) - 0.0%		(180)
NET ASSETS - 100%		$ 8,053,904
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 370,337	$ 340,783	$ 167,453	$ 5,992	$ 583,182
Fidelity Advisor Mid Cap II Fund Institutional Class	300,718	329,546	144,453	397	490,780
Fidelity Blue Chip Growth Fund	278,414	282,469	146,760	1,324	460,847
Fidelity Capital & Income Fund	117,258	112,930	43,943	7,472	193,429
Fidelity Equity-Income Fund	428,523	397,159	173,657	16,282	712,030
Fidelity Government Income Fund	275,478	298,354	97,214	6,609	482,104
Fidelity Institutional Money Market Portfolio Institutional Class	317,994	356,231	109,032	387	565,193
Fidelity Large Cap Stock Fund	321,858	315,047	148,581	4,163	536,114
Fidelity Series 100 Index Fund	277,791	252,829	115,905	6,883	468,251
Fidelity Series Broad Market Opportunities Fund	492,658	448,352	226,834	2,811	811,929
Fidelity Series Small Cap Opportunities Fund	42,934	47,286	20,030	13	68,015
Fidelity Short-Term Bond Fund	318,164	354,459	109,577	4,215	564,256
Fidelity Strategic Income Fund	117,167	118,197	43,400	6,328	195,065
Fidelity Strategic Real Return Fund	275,483	297,857	106,806	8,326	476,961
Fidelity Total Bond Fund	826,974	895,119	292,365	34,858	1,445,928
Total	$ 4,761,751	$ 4,846,618	$ 1,946,010	$ 106,060	$ 8,054,084
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2014

Assets
Investment in securities, at value (cost $7,247,231) - See accompanying schedule	$ 8,054,084

Liabilities
Distribution and service plan fees payable	180

Net Assets	$ 8,053,904
Net Assets consist of:
Paid in capital	$ 7,257,981
Undistributed net investment income	1,555
Accumulated undistributed net realized gain (loss) on investments	(12,485)
Net unrealized appreciation (depreciation) on investments	806,853
Net Assets	$ 8,053,904

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($267,193 ÷ 4,710.74 shares)	$ 56.72

Maximum offering price per share (100/94.25 of $56.72)	$ 60.18
Class T: Net Asset Value and redemption price per share ($36,500 ÷ 643.10 shares)	$ 56.76

Maximum offering price per share (100/96.50 of $56.76)	$ 58.82

Class C: Net Asset Value and offering price per share ($121,610 ÷ 2,147.99 shares)A	$ 56.62

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($7,607,885 ÷ 134,109.65 shares)	$ 56.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($20,716 ÷ 365.16 shares)	$ 56.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 106,060

Expenses
Distribution and service plan fees	$ 2,082
Independent trustees' compensation	25
Total expenses before reductions	2,107
Expense reductions	(25)	2,082
Net investment income (loss)		103,978
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,525)
Capital gain distributions from underlying funds	132,838
Total net realized gain (loss)		131,313
Change in net unrealized appreciation (depreciation) on underlying funds		393,242
Net gain (loss)		524,555
Net increase (decrease) in net assets resulting from operations		$ 628,533

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 103,978	$ 82,284
Net realized gain (loss)	131,313	150,587
Change in net unrealized appreciation (depreciation)	393,242	298,362
Net increase (decrease) in net assets resulting from operations	628,533	531,233
Distributions to shareholders from net investment income	(103,188)	(81,963)
Distributions to shareholders from net realized gain	(75,104)	(32,634)
Total distributions	(178,292)	(114,597)
Share transactions - net increase (decrease)	2,842,028	1,045,148
Total increase (decrease) in net assets	3,292,269	1,461,784

Net Assets
Beginning of period	4,761,635	3,299,851
End of period (including undistributed net investment income of $1,555 and undistributed net investment income of $764, respectively)	$ 8,053,904	$ 4,761,635

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.04	$ 47.91	$ 49.07	$ 44.19	$ 40.21
Income from Investment Operations
Net investment income (loss) C	.718	.906	.717	.796	.727
Net realized and unrealized gain (loss)	4.379	5.480	.618	5.086	4.154
Total from investment operations	5.097	6.386	1.335	5.882	4.881
Distributions from net investment income	(.704)	(.852)	(.770)	(.812)	(.796)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(1.417)	(1.256)	(2.495)	(1.002)	(.901)
Net asset value, end of period	$ 56.72	$ 53.04	$ 47.91	$ 49.07	$ 44.19
Total ReturnA, B	9.76%	13.55%	2.85%	13.38%	12.19%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.37%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.30%	1.80%	1.51%	1.66%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 267	$ 229	$ 217	$ 214	$ 200
Portfolio turnover rate D	29%	30%	37%	45%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.08	$ 47.94	$ 49.10	$ 44.20	$ 40.22
Income from Investment Operations
Net investment income (loss) C	.581	.781	.599	.676	.620
Net realized and unrealized gain (loss)	4.386	5.484	.599	5.107	4.147
Total from investment operations	4.967	6.265	1.198	5.783	4.767
Distributions from net investment income	(.574)	(.721)	(.633)	(.693)	(.682)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(1.287)	(1.125)	(2.358)	(.883)	(.787)
Net asset value, end of period	$ 56.76	$ 53.08	$ 47.94	$ 49.10	$ 44.20
Total ReturnA, B	9.50%	13.27%	2.55%	13.14%	11.90%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.62%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.05%	1.55%	1.26%	1.41%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36	$ 27	$ 24	$ 27	$ 35
Portfolio turnover rate D	29%	30%	37%	45%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.99	$ 47.93	$ 49.12	$ 44.22	$ 40.23
Income from Investment Operations
Net investment income (loss) C	.305	.529	.358	.434	.403
Net realized and unrealized gain (loss)	4.382	5.469	.615	5.102	4.143
Total from investment operations	4.687	5.998	.973	5.536	4.546
Distributions from net investment income	(.344)	(.534)	(.438)	(.446)	(.451)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(1.057)	(.938)	(2.163)	(.636)	(.556)
Net asset value, end of period	$ 56.62	$ 52.99	$ 47.93	$ 49.12	$ 44.22
Total ReturnA, B	8.96%	12.68%	2.07%	12.55%	11.33%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.12%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.55%	1.05%	.76%	.91%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 122	$ 69	$ 52	$ 22	$ 29
Portfolio turnover rate D	29%	30%	37%	45%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2032

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22
Income from Investment Operations
Net investment income (loss) B	.856	1.033	.836	.918	.832
Net realized and unrealized gain (loss)	4.380	5.479	.618	5.095	4.147
Total from investment operations	5.236	6.512	1.454	6.013	4.979
Distributions from net investment income	(.843)	(.978)	(.889)	(.933)	(.904)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(1.556)	(1.382)	(2.614)	(1.123)	(1.009)
Net asset value, end of period	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19
Total ReturnA	10.04%	13.83%	3.10%	13.68%	12.44%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.12%	.00% D	.00% D
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.55%	2.05%	1.76%	1.91%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,608	$ 4,418	$ 2,991	$ 1,297	$ 1,391
Portfolio turnover rate C	29%	30%	37%	45%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22
Income from Investment Operations
Net investment income (loss) B	.856	1.032	.835	.904	.834
Net realized and unrealized gain (loss)	4.380	5.480	.619	5.109	4.145
Total from investment operations	5.236	6.512	1.454	6.013	4.979
Distributions from net investment income	(.843)	(.978)	(.889)	(.933)	(.904)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(1.556)	(1.382)	(2.614)	(1.123)	(1.009)
Net asset value, end of period	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19
Total ReturnA	10.04%	13.83%	3.10%	13.68%	12.44%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.12%	.00% D	.00% D
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.55%	2.05%	1.76%	1.91%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21	$ 19	$ 17	$ 19	$ 61
Portfolio turnover rate C	29%	30%	37%	45%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	6.2
Fidelity Blue Chip Growth Fund	5.9	5.9
Fidelity Equity-Income Fund	9.0	9.0
Fidelity Large Cap Stock Fund	6.8	6.7
Fidelity Series 100 Index Fund	5.9	5.8
Fidelity Series Broad Market Opportunities Fund	10.3	10.4
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.0	44.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.0	8.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.6
Fidelity Strategic Income Fund	2.6	2.6
	5.1	5.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.8
Fidelity Strategic Real Return Fund	5.7	5.7
Fidelity Total Bond Fund	17.3	17.3
	28.7	28.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.6	6.5
Fidelity Short-Term Bond Fund	6.6	6.5
	13.2	13.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.0%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.7%
Short-Term Funds	13.2%

Six months ago
Domestic Equity Funds	44.9%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.8%
Short-Term Funds	13.0%

Expected
Domestic Equity Funds	45.1%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2034 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 53.0%
	Shares	Value
Domestic Equity Funds - 45.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	25,835	$ 547,182
Fidelity Blue Chip Growth Fund (b)	7,713	514,535
Fidelity Equity-Income Fund (b)	12,968	794,671
Fidelity Large Cap Stock Fund (b)	21,615	598,743
Fidelity Series 100 Index Fund (b)	41,109	522,911
Fidelity Series Broad Market Opportunities Fund (b)	59,004	906,306
Fidelity Series Small Cap Opportunities Fund (b)	5,868	76,048
TOTAL DOMESTIC EQUITY FUNDS		3,960,396
International Equity Funds - 8.0%
Fidelity Advisor International Discovery Fund Institutional Class (b)	17,667	705,091
TOTAL EQUITY FUNDS (Cost $3,863,186)		4,665,487
Fixed-Income Funds - 33.8%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund (b)	22,108	222,186
Fidelity Strategic Income Fund (b)	20,079	224,086
TOTAL HIGH YIELD FIXED-INCOME FUNDS		446,272

	Shares	Value
Investment Grade Fixed-Income Funds - 28.7%
Fidelity Government Income Fund (b)	48,876	$ 506,842
Fidelity Strategic Real Return Fund (b)	52,392	501,394
Fidelity Total Bond Fund (b)	142,333	1,520,120
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,528,356
TOTAL FIXED-INCOME FUNDS (Cost $2,912,731)		2,974,628
Short-Term Funds - 13.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	583,337	583,337
Fidelity Short-Term Bond Fund (b)	67,797	582,375
TOTAL SHORT-TERM FUNDS (Cost $1,161,394)		1,165,712
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,937,311)		8,805,827
NET OTHER ASSETS (LIABILITIES) - 0.0%		(103)
NET ASSETS - 100%		$ 8,805,724
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 358,688	$ 431,974	$ 119,724	$ 5,465	$ 705,091
Fidelity Advisor Mid Cap II Fund Institutional Class	269,698	372,819	98,639	341	547,182
Fidelity Blue Chip Growth Fund	249,635	324,268	103,112	1,092	514,535
Fidelity Capital & Income Fund	108,224	136,629	28,739	7,195	222,186
Fidelity Equity-Income Fund	384,259	471,308	114,578	15,213	794,671
Fidelity Government Income Fund	234,485	320,837	53,348	5,886	506,842
Fidelity Institutional Money Market Portfolio Institutional Class	261,036	377,586	55,285	336	583,337
Fidelity Large Cap Stock Fund	288,297	369,874	99,610	3,836	598,743
Fidelity Series 100 Index Fund	249,076	299,242	74,018	5,836	522,911
Fidelity Series Broad Market Opportunities Fund	441,539	534,083	155,806	2,411	906,306
Fidelity Series Small Cap Opportunities Fund	38,625	54,011	14,263	11	76,048
Fidelity Short-Term Bond Fund	261,172	380,100	59,599	3,679	582,375
Fidelity Strategic Income Fund	108,142	141,281	28,234	6,117	224,086
Fidelity Strategic Real Return Fund	234,491	321,662	63,818	7,522	501,394
Fidelity Total Bond Fund	703,473	964,966	162,992	30,824	1,520,120
Total	$ 4,190,840	$ 5,500,640	$ 1,231,765	$ 95,764	$ 8,805,827
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2014

Assets
Investment in securities, at value (cost $7,937,311) - See accompanying schedule	$ 8,805,827
Cash	1
Total assets	8,805,828

Liabilities
Distribution and service plan fees payable	104

Net Assets	$ 8,805,724
Net Assets consist of:
Paid in capital	$ 7,903,283
Undistributed net investment income	1,699
Accumulated undistributed net realized gain (loss) on investments	32,226
Net unrealized appreciation (depreciation) on investments	868,516
Net Assets	$ 8,805,724

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($125,701 ÷ 2,100.36 shares)	$ 59.85

Maximum offering price per share (100/94.25 of $59.85)	$ 63.50
Class T: Net Asset Value and redemption price per share ($96,487 ÷ 1,612.10 shares)	$ 59.85

Maximum offering price per share (100/96.50 of $59.85)	$ 62.02

Class C: Net Asset Value and offering price per share ($53,538 ÷ 896.25 shares)A	$ 59.74

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($8,313,273 ÷ 138,960.56 shares)	$ 59.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($216,725 ÷ 3,622.35 shares)	$ 59.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 95,764

Expenses
Distribution and service plan fees	$ 1,241
Independent trustees' compensation	23
Total expenses before reductions	1,264
Expense reductions	(23)	1,241
Net investment income (loss)		94,523
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	103
Capital gain distributions from underlying funds	115,763
Total net realized gain (loss)		115,866
Change in net unrealized appreciation (depreciation) on underlying funds		345,996
Net gain (loss)		461,862
Net increase (decrease) in net assets resulting from operations		$ 556,385

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 94,523	$ 56,289
Net realized gain (loss)	115,866	94,056
Change in net unrealized appreciation (depreciation)	345,996	236,800
Net increase (decrease) in net assets resulting from operations	556,385	387,145
Distributions to shareholders from net investment income	(93,540)	(55,933)
Distributions to shareholders from net realized gain	(34,674)	(10,194)
Total distributions	(128,214)	(66,127)
Share transactions - net increase (decrease)	4,186,789	1,540,337
Total increase (decrease) in net assets	4,614,960	1,861,355

Net Assets
Beginning of period	4,190,764	2,329,409
End of period (including undistributed net investment income of $1,699 and undistributed net investment income of $716, respectively)	$ 8,805,724	$ 4,190,764

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.44	$ 49.70	$ 49.33	$ 44.27	$ 40.29
Income from Investment Operations
Net investment income (loss) C	.741	.840	.782	.799	.753
Net realized and unrealized gain (loss)	4.748	6.014	.504	5.233	4.174
Total from investment operations	5.489	6.854	1.286	6.032	4.927
Distributions from net investment income	(.723)	(.903)	(.775)	(.772)	(.758)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(1.079)	(1.114)	(.916)	(.972)	(.947)
Net asset value, end of period	$ 59.85	$ 55.44	$ 49.70	$ 49.33	$ 44.27
Total ReturnA, B	9.97%	13.98%	2.71%	13.69%	12.29%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.27%	1.60%	1.63%	1.66%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126	$ 20	$ 18	$ 20	$ 27
Portfolio turnover rate D	19%	35%	34%	39%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.44	$ 49.70	$ 49.34	$ 44.27	$ 40.29
Income from Investment Operations
Net investment income (loss) C	.592	.719	.662	.681	.645
Net realized and unrealized gain (loss)	4.742	6.008	.490	5.247	4.175
Total from investment operations	5.334	6.727	1.152	5.928	4.820
Distributions from net investment income	(.568)	(.776)	(.651)	(.658)	(.651)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(.924)	(.987)	(.792)	(.858)	(.840)
Net asset value, end of period	$ 59.85	$ 55.44	$ 49.70	$ 49.34	$ 44.27
Total ReturnA, B	9.68%	13.71%	2.42%	13.45%	12.01%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.02%	1.35%	1.38%	1.42%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 96	$ 88	$ 23	$ 27	$ 35
Portfolio turnover rate D	19%	35%	34%	39%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.39	$ 49.70	$ 49.37	$ 44.30	$ 40.30
Income from Investment Operations
Net investment income (loss) C	.300	.448	.424	.439	.426
Net realized and unrealized gain (loss)	4.746	6.020	.490	5.239	4.185
Total from investment operations	5.046	6.468	.914	5.678	4.611
Distributions from net investment income	(.340)	(.567)	(.443)	(.408)	(.422)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(.696)	(.778)	(.584)	(.608)	(.611)
Net asset value, end of period	$ 59.74	$ 55.39	$ 49.70	$ 49.37	$ 44.30
Total ReturnA, B	9.15%	13.15%	1.92%	12.85%	11.47%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.52%	.86%	.89%	.91%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 49	$ 43	$ 20	$ 27
Portfolio turnover rate D	19%	35%	34%	39%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2034

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.41	$ 49.67	$ 49.31	$ 44.26	$ 40.28
Income from Investment Operations
Net investment income (loss) B	.885	.975	.903	.921	.862
Net realized and unrealized gain (loss)	4.738	6.009	.505	5.227	4.183
Total from investment operations	5.623	6.984	1.408	6.148	5.045
Distributions from net investment income	(.857)	(1.033)	(.907)	(.898)	(.876)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(1.213)	(1.244)	(1.048)	(1.098)	(1.065)
Net asset value, end of period	$ 59.82	$ 55.41	$ 49.67	$ 49.31	$ 44.26
Total ReturnA	10.23%	14.27%	2.97%	13.97%	12.59%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.52%	1.85%	1.89%	1.92%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,313	$ 3,894	$ 2,123	$ 2,066	$ 1,672
Portfolio turnover rate C	19%	35%	34%	39%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.42	$ 49.67	$ 49.31	$ 44.26	$ 40.28
Income from Investment Operations
Net investment income (loss) B	.884	.972	.904	.922	.860
Net realized and unrealized gain (loss)	4.739	6.022	.504	5.226	4.185
Total from investment operations	5.623	6.994	1.408	6.148	5.045
Distributions from net investment income	(.857)	(1.033)	(.907)	(.898)	(.876)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(1.213)	(1.244)	(1.048)	(1.098)	(1.065)
Net asset value, end of period	$ 59.83	$ 55.42	$ 49.67	$ 49.31	$ 44.26
Total ReturnA	10.23%	14.29%	2.97%	13.97%	12.59%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.52%	1.85%	1.89%	1.92%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 217	$ 139	$ 122	$ 107	$ 94
Portfolio turnover rate C	19%	35%	34%	39%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.3	6.4
Fidelity Blue Chip Growth Fund	6.0	6.0
Fidelity Equity-Income Fund	9.2	9.1
Fidelity Large Cap Stock Fund	6.9	6.8
Fidelity Series 100 Index Fund	6.0	5.9
Fidelity Series Broad Market Opportunities Fund	10.5	10.6
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.8	45.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.8	8.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.7
Fidelity Strategic Income Fund	2.7	2.7
	5.3	5.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.7
Fidelity Strategic Real Return Fund	5.6	5.7
Fidelity Total Bond Fund	16.9	17.0
	28.2	28.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.0	5.8
Fidelity Short-Term Bond Fund	5.9	5.8
	11.9	11.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.8%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	28.2%
Short-Term Funds	11.9%

Six months ago
Domestic Equity Funds	45.7%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	11.6%

Expected
Domestic Equity Funds	46.0%
International Equity Funds	8.7%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2036 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 54.6%
	Shares	Value
Domestic Equity Funds - 45.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	21,795	$ 461,619
Fidelity Blue Chip Growth Fund (b)	6,495	433,268
Fidelity Equity-Income Fund (b)	10,927	669,628
Fidelity Large Cap Stock Fund (b)	18,214	504,538
Fidelity Series 100 Index Fund (b)	34,620	440,371
Fidelity Series Broad Market Opportunities Fund (b)	49,745	764,088
Fidelity Series Small Cap Opportunities Fund (b)	4,964	64,339
TOTAL DOMESTIC EQUITY FUNDS		3,337,851
International Equity Funds - 8.8%
Fidelity Advisor International Discovery Fund Institutional Class (b)	16,060	640,937
TOTAL EQUITY FUNDS (Cost $3,307,815)		3,978,788
Fixed-Income Funds - 33.5%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund (b)	19,179	192,744
Fidelity Strategic Income Fund (b)	17,419	194,393
TOTAL HIGH YIELD FIXED-INCOME FUNDS		387,137

	Shares	Value
Investment Grade Fixed-Income Funds - 28.2%
Fidelity Government Income Fund (b)	39,687	$ 411,552
Fidelity Strategic Real Return Fund (b)	42,541	407,116
Fidelity Total Bond Fund (b)	115,574	1,234,333
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,053,001
TOTAL FIXED-INCOME FUNDS (Cost $2,447,640)		2,440,138
Short-Term Funds - 11.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	434,802	434,802
Fidelity Short-Term Bond Fund (b)	50,533	434,082
TOTAL SHORT-TERM FUNDS (Cost $868,083)		868,884
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,623,538)		7,287,810
NET OTHER ASSETS (LIABILITIES) - 0.0%		(516)
NET ASSETS - 100%		$ 7,287,294
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 429,351	$ 324,563	$ 152,413	$ 6,198	$ 640,937
Fidelity Advisor Mid Cap II Fund Institutional Class	299,915	272,832	114,281	356	461,619
Fidelity Blue Chip Growth Fund	277,506	231,518	118,084	1,193	433,268
Fidelity Capital & Income Fund	123,843	101,165	39,002	7,378	192,744
Fidelity Equity-Income Fund	426,985	334,521	144,859	14,844	669,628
Fidelity Government Income Fund	252,711	226,420	72,255	5,624	411,552
Fidelity Institutional Money Market Portfolio Institutional Class	252,006	257,502	74,705	292	434,802
Fidelity Large Cap Stock Fund	320,703	259,340	117,807	3,775	504,538
Fidelity Series 100 Index Fund	276,886	208,743	92,852	6,234	440,371
Fidelity Series Broad Market Opportunities Fund	490,982	367,073	181,498	2,520	764,088
Fidelity Series Small Cap Opportunities Fund	42,688	39,956	16,039	12	64,339
Fidelity Short-Term Bond Fund	252,142	255,800	74,706	3,182	434,082
Fidelity Strategic Income Fund	123,745	106,544	38,841	6,254	194,393
Fidelity Strategic Real Return Fund	252,708	228,183	82,877	6,940	407,116
Fidelity Total Bond Fund	760,002	682,193	221,589	29,656	1,234,333
Total	$ 4,582,173	$ 3,896,353	$ 1,541,808	$ 94,458	$ 7,287,810
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2014

Assets
Investment in securities, at value (cost $6,623,538) - See accompanying schedule	$ 7,287,810

Liabilities
Distribution and service plan fees payable	516

Net Assets	$ 7,287,294
Net Assets consist of:
Paid in capital	$ 6,649,514
Undistributed net investment income	1,300
Accumulated undistributed net realized gain (loss) on investments	(27,792)
Net unrealized appreciation (depreciation) on investments	664,272
Net Assets	$ 7,287,294

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($181,161.83 ÷ 3,030.179 shares)	$ 59.79

Maximum offering price per share (100/94.25 of $59.79)	$ 63.44
Class T: Net Asset Value and redemption price per share ($420,018.62 ÷ 7,029.306 shares)	$ 59.75

Maximum offering price per share (100/96.50 of $59.75)	$ 61.92

Class C: Net Asset Value and offering price per share ($357,855.85 ÷ 6,006.299 shares)A	$ 59.58

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($6,327,492.62 ÷ 105,836.810 shares)	$ 59.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($765.36 ÷ 12.792 shares)	$ 59.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 94,458

Expenses
Distribution and service plan fees	$ 5,685
Independent trustees' compensation	23
Total expenses before reductions	5,708
Expense reductions	(23)	5,685
Net investment income (loss)		88,773
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(5,177)
Capital gain distributions from underlying funds	119,956
Total net realized gain (loss)		114,779
Change in net unrealized appreciation (depreciation) on underlying funds		356,267
Net gain (loss)		471,046
Net increase (decrease) in net assets resulting from operations		$ 559,819

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 88,773	$ 71,025
Net realized gain (loss)	114,779	89,547
Change in net unrealized appreciation (depreciation)	356,267	345,367
Net increase (decrease) in net assets resulting from operations	559,819	505,939
Distributions to shareholders from net investment income	(88,233)	(70,625)
Distributions to shareholders from net realized gain	(17,586)	(12,770)
Total distributions	(105,819)	(83,395)
Share transactions - net increase (decrease)	2,251,545	1,316,059
Total increase (decrease) in net assets	2,705,545	1,738,603

Net Assets
Beginning of period	4,581,749	2,843,146
End of period (including undistributed net investment income of $1,300 and undistributed net investment income of $759, respectively)	$ 7,287,294	$ 4,581,749

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.12	$ 49.20	$ 48.92	$ 43.73	$ 39.70
Income from Investment Operations
Net investment income (loss) C	.751	.939	.760	.811	.748
Net realized and unrealized gain (loss)	4.831	6.075	.441	5.306	4.178
Total from investment operations	5.582	7.014	1.201	6.117	4.926
Distributions from net investment income	(.734)	(.913)	(.784)	(.771)	(.752)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(.912)	(1.094)	(.921)	(.927)	(.896)
Net asset value, end of period	$ 59.79	$ 55.12	$ 49.20	$ 48.92	$ 43.73
Total ReturnA, B	10.18%	14.45%	2.56%	14.05%	12.46%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.29%	1.80%	1.60%	1.70%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 181	$ 25	$ 27	$ 31	$ 40
Portfolio turnover rate D	25%	25%	62%	19%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.09	$ 49.17	$ 48.89	$ 43.72	$ 39.69
Income from Investment Operations
Net investment income (loss) C	.601	.809	.641	.693	.639
Net realized and unrealized gain (loss)	4.822	6.077	.448	5.287	4.183
Total from investment operations	5.423	6.886	1.089	5.980	4.822
Distributions from net investment income	(.585)	(.785)	(.672)	(.654)	(.648)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(.763)	(.966)	(.809)	(.810)	(.792)
Net asset value, end of period	$ 59.75	$ 55.09	$ 49.17	$ 48.89	$ 43.72
Total ReturnA, B	9.89%	14.18%	2.32%	13.73%	12.19%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.04%	1.55%	1.35%	1.45%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 420	$ 295	$ 278	$ 288	$ 265
Portfolio turnover rate D	25%	25%	62%	19%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.98	$ 49.14	$ 48.88	$ 43.74	$ 39.71
Income from Investment Operations
Net investment income (loss) C	.310	.553	.404	.454	.424
Net realized and unrealized gain (loss)	4.816	6.061	.445	5.293	4.179
Total from investment operations	5.126	6.614	.849	5.747	4.603
Distributions from net investment income	(.348)	(.593)	(.452)	(.451)	(.429)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(.526)	(.774)	(.589)	(.607)	(.573)
Net asset value, end of period	$ 59.58	$ 54.98	$ 49.14	$ 48.88	$ 43.74
Total ReturnA, B	9.35%	13.60%	1.80%	13.17%	11.61%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.54%	1.06%	.85%	.95%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 358	$ 357	$ 174	$ 216	$ 119
Portfolio turnover rate D	25%	25%	62%	19%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2036

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.11	$ 49.19	$ 48.91	$ 43.73	$ 39.70
Income from Investment Operations
Net investment income (loss) B	.893	1.073	.880	.939	.854
Net realized and unrealized gain (loss)	4.833	6.070	.445	5.291	4.183
Total from investment operations	5.726	7.143	1.325	6.230	5.037
Distributions from net investment income	(.868)	(1.042)	(.908)	(.894)	(.863)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(1.046)	(1.223)	(1.045)	(1.050)	(1.007)
Net asset value, end of period	$ 59.79	$ 55.11	$ 49.19	$ 48.91	$ 43.73
Total ReturnA	10.46%	14.74%	2.82%	14.32%	12.75%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.54%	2.05%	1.85%	1.95%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,327	$ 3,904	$ 2,363	$ 2,433	$ 598
Portfolio turnover rate C	25%	25%	62%	19%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.13	$ 49.18	$ 48.90	$ 43.73	$ 39.70
Income from Investment Operations
Net investment income (loss) B	.869	1.108	.873	.929	.851
Net realized and unrealized gain (loss)	4.877	6.065	.452	5.291	4.186
Total from investment operations	5.746	7.173	1.325	6.220	5.037
Distributions from net investment income	(.868)	(1.042)	(.908)	(.894)	(.863)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(1.046)	(1.223)	(1.045)	(1.050)	(1.007)
Net asset value, end of period	$ 59.83	$ 55.13	$ 49.18	$ 48.90	$ 43.73
Total ReturnA	10.49%	14.80%	2.82%	14.30%	12.75%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.54%	2.05%	1.85%	1.95%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 1	$ 1	$ 28	$ 103
Portfolio turnover rate C	25%	25%	62%	19%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.4	6.5
Fidelity Blue Chip Growth Fund	6.1	6.1
Fidelity Equity-Income Fund	9.4	9.3
Fidelity Large Cap Stock Fund	7.0	6.9
Fidelity Series 100 Index Fund	6.2	6.0
Fidelity Series Broad Market Opportunities Fund	10.7	10.8
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.7	46.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.6	9.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.8
Fidelity Strategic Income Fund	2.8	2.9
	5.6	5.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.6
Fidelity Strategic Real Return Fund	5.5	5.5
Fidelity Total Bond Fund	16.6	16.6
	27.6	27.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.3	5.2
Fidelity Short-Term Bond Fund	5.2	5.2
	10.5	10.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	46.7%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	10.5%

Six months ago
Domestic Equity Funds	46.5%
International Equity Funds	9.7%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	10.4%

Expected
Domestic Equity Funds	46.9%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.5%
Short-Term Funds	10.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2038 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 56.3%
	Shares	Value
Domestic Equity Funds - 46.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	19,866	$ 420,758
Fidelity Blue Chip Growth Fund (b)	5,927	395,403
Fidelity Equity-Income Fund (b)	9,972	611,104
Fidelity Large Cap Stock Fund (b)	16,603	459,909
Fidelity Series 100 Index Fund (b)	31,589	401,816
Fidelity Series Broad Market Opportunities Fund (b)	45,377	696,988
Fidelity Series Small Cap Opportunities Fund (b)	4,498	58,296
TOTAL DOMESTIC EQUITY FUNDS		3,044,274
International Equity Funds - 9.6%
Fidelity Advisor International Discovery Fund Institutional Class (b)	15,721	627,406
TOTAL EQUITY FUNDS (Cost $3,108,434)		3,671,680
Fixed-Income Funds - 33.2%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund (b)	18,031	181,213
Fidelity Strategic Income Fund (b)	16,377	182,767
TOTAL HIGH YIELD FIXED-INCOME FUNDS		363,980

	Shares	Value
Investment Grade Fixed-Income Funds - 27.6%
Fidelity Government Income Fund (b)	34,857	$ 361,466
Fidelity Strategic Real Return Fund (b)	37,364	357,572
Fidelity Total Bond Fund (b)	101,510	1,084,131
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,803,169
TOTAL FIXED-INCOME FUNDS (Cost $2,114,767)		2,167,149
Short-Term Funds - 10.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	344,380	344,380
Fidelity Short-Term Bond Fund (b)	40,027	343,829
TOTAL SHORT-TERM FUNDS (Cost $685,647)		688,209
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,908,848)		6,527,038
NET OTHER ASSETS (LIABILITIES) - 0.0%		(209)
NET ASSETS - 100%		$ 6,526,829
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 236,767	$ 555,204	$ 187,832	$ 5,056	$ 627,406
Fidelity Advisor Mid Cap II Fund Institutional Class	154,090	399,514	130,586	272	420,758
Fidelity Blue Chip Growth Fund	142,546	351,367	129,415	758	395,403
Fidelity Capital & Income Fund	65,481	158,177	47,048	5,610	181,213
Fidelity Equity-Income Fund	219,578	516,061	161,434	11,427	611,104
Fidelity Government Income Fund	123,795	317,815	83,481	4,029	361,466
Fidelity Institutional Money Market Portfolio Institutional Class	113,294	309,797	78,712	190	344,380
Fidelity Large Cap Stock Fund	164,807	403,581	135,879	2,964	459,909
Fidelity Series 100 Index Fund	142,227	331,286	105,781	4,666	401,816
Fidelity Series Broad Market Opportunities Fund	252,326	594,435	208,931	1,930	696,988
Fidelity Series Small Cap Opportunities Fund	22,000	56,680	18,744	9	58,296
Fidelity Short-Term Bond Fund	113,354	309,015	78,871	2,085	343,829
Fidelity Strategic Income Fund	65,430	161,163	45,912	4,772	182,767
Fidelity Strategic Real Return Fund	123,798	316,905	88,317	5,275	357,572
Fidelity Total Bond Fund	372,304	951,903	250,399	21,031	1,084,131
Total	$ 2,311,797	$ 5,732,903	$ 1,751,342	$ 70,074	$ 6,527,038
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $5,908,848) - See accompanying schedule		$ 6,527,038
Receivable for fund shares sold		40,500
Total assets		6,567,538

Liabilities
Payable for investments purchased	$ 40,498
Distribution and service plan fees payable	211
Total liabilities		40,709

Net Assets		$ 6,526,829
Net Assets consist of:
Paid in capital		$ 5,880,451
Undistributed net investment income		1,151
Accumulated undistributed net realized gain (loss) on investments		27,037
Net unrealized appreciation (depreciation) on investments		618,190
Net Assets		$ 6,526,829

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($177,524 ÷ 3,074.31 shares)		$ 57.74

Maximum offering price per share (100/94.25 of $57.74)		$ 61.26
Class T: Net Asset Value and redemption price per share ($190,152 ÷ 3,293.29 shares)		$ 57.74

Maximum offering price per share (100/96.50 of $57.74)		$ 59.83

Class C: Net Asset Value and offering price per share ($109,858 ÷ 1,908.73 shares)A		$ 57.56

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($6,016,811 ÷ 104,182.43 shares)		$ 57.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,484 ÷ 562.49 shares)		$ 57.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 70,074

Expenses
Distribution and service plan fees	$ 2,185
Independent trustees' compensation	16
Total expenses before reductions	2,201
Expense reductions	(16)	2,185
Net investment income (loss)		67,889
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(14,725)
Capital gain distributions from underlying funds	87,125
Total net realized gain (loss)		72,400
Change in net unrealized appreciation (depreciation) on underlying funds		248,398
Net gain (loss)		320,798
Net increase (decrease) in net assets resulting from operations		$ 388,687

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 67,889	$ 46,047
Net realized gain (loss)	72,400	119,857
Change in net unrealized appreciation (depreciation)	248,398	155,950
Net increase (decrease) in net assets resulting from operations	388,687	321,854
Distributions to shareholders from net investment income	(67,101)	(45,956)
Distributions to shareholders from net realized gain	(79,768)	(9,447)
Total distributions	(146,869)	(55,403)
Share transactions - net increase (decrease)	3,973,364	(46,535)
Total increase (decrease) in net assets	4,215,182	219,916

Net Assets
Beginning of period	2,311,647	2,091,731
End of period (including undistributed net investment income of $1,151 and undistributed net investment income of $363, respectively)	$ 6,526,829	$ 2,311,647

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.44	$ 48.41	$ 48.19	$ 43.01	$ 38.95
Income from Investment Operations
Net investment income (loss) C	.738	.953	.739	.858	.744
Net realized and unrealized gain (loss)	4.763	6.186	.384	5.317	4.191
Total from investment operations	5.501	7.139	1.123	6.175	4.935
Distributions from net investment income	(.688)	(.909)	(.769)	(.802)	(.710)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(2.201)	(1.109)	(.903)	(.995)	(.875)
Net asset value, end of period	$ 57.74	$ 54.44	$ 48.41	$ 48.19	$ 43.01
Total ReturnA, B	10.39%	14.95%	2.44%	14.43%	12.72%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.31%	1.85%	1.59%	1.82%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 178	$ 121	$ 76	$ 34	$ 32
Portfolio turnover rate D	39%	49%	57%	19%	23%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.44	$ 48.40	$ 48.19	$ 43.01	$ 38.96
Income from Investment Operations
Net investment income (loss) C	.599	.820	.624	.736	.636
Net realized and unrealized gain (loss)	4.761	6.201	.367	5.326	4.191
Total from investment operations	5.360	7.021	.991	6.062	4.827
Distributions from net investment income	(.547)	(.781)	(.647)	(.689)	(.612)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(2.060)	(.981)	(.781)	(.882)	(.777)
Net asset value, end of period	$ 57.74	$ 54.44	$ 48.40	$ 48.19	$ 43.01
Total ReturnA, B	10.11%	14.69%	2.15%	14.15%	12.43%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.07%	1.59%	1.34%	1.57%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 190	$ 135	$ 105	$ 127	$ 37
Portfolio turnover rate D	39%	49%	57%	19%	23%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.33	$ 48.37	$ 48.17	$ 42.98	$ 38.95
Income from Investment Operations
Net investment income (loss) C	.315	.561	.390	.505	.424
Net realized and unrealized gain (loss)	4.755	6.186	.379	5.319	4.192
Total from investment operations	5.070	6.747	.769	5.824	4.616
Distributions from net investment income	(.327)	(.587)	(.435)	(.441)	(.421)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(1.840)	(.787)	(.569)	(.634)	(.586)
Net asset value, end of period	$ 57.56	$ 54.33	$ 48.37	$ 48.17	$ 42.98
Total ReturnA, B	9.57%	14.10%	1.67%	13.59%	11.87%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.56%	1.09%	.84%	1.08%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 110	$ 84	$ 74	$ 72	$ 91
Portfolio turnover rate D	39%	49%	57%	19%	23%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2038

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96
Income from Investment Operations
Net investment income (loss) B	.881	1.076	.857	.969	.849
Net realized and unrealized gain (loss)	4.759	6.200	.377	5.332	4.187
Total from investment operations	5.640	7.276	1.234	6.301	5.036
Distributions from net investment income	(.827)	(1.036)	(.880)	(.918)	(.831)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(2.340)	(1.236)	(1.014)	(1.111)	(.996)
Net asset value, end of period	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00
Total ReturnA	10.66%	15.26%	2.68%	14.74%	12.99%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.56%	2.10%	1.84%	2.07%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,017	$ 1,942	$ 1,811	$ 1,345	$ 2,051
Portfolio turnover rate C	39%	49%	57%	19%	23%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96
Income from Investment Operations
Net investment income (loss) B	.879	1.078	.857	.973	.848
Net realized and unrealized gain (loss)	4.761	6.198	.377	5.328	4.188
Total from investment operations	5.640	7.276	1.234	6.301	5.036
Distributions from net investment income	(.827)	(1.036)	(.880)	(.918)	(.831)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(2.340)	(1.236)	(1.014)	(1.111)	(.996)
Net asset value, end of period	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00
Total ReturnA	10.66%	15.26%	2.68%	14.74%	12.99%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.56%	2.10%	1.84%	2.07%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32	$ 29	$ 25	$ 29	$ 38
Portfolio turnover rate C	39%	49%	57%	19%	23%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.6	6.6
Fidelity Blue Chip Growth Fund	6.2	6.3
Fidelity Equity-Income Fund	9.6	9.5
Fidelity Large Cap Stock Fund	7.2	7.1
Fidelity Series 100 Index Fund	6.3	6.2
Fidelity Series Broad Market Opportunities Fund	10.9	11.0
Fidelity Series Small Cap Opportunities Fund	0.9	1.0
	47.7	47.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.5	10.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	3.0
Fidelity Strategic Income Fund	2.9	3.0
	5.8	6.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.5
Fidelity Strategic Real Return Fund	5.4	5.4
Fidelity Total Bond Fund	16.2	16.3
	27.0	27.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.5	4.2
Fidelity Short-Term Bond Fund	4.5	4.3
	9.0	8.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	9.0%

Six months ago
Domestic Equity Funds	47.7%
International Equity Funds	10.6%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	8.5%

Expected
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	9.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2040 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 58.2%
	Shares	Value
Domestic Equity Funds - 47.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	26,948	$ 570,769
Fidelity Blue Chip Growth Fund (b)	8,040	536,330
Fidelity Equity-Income Fund (b)	13,511	827,975
Fidelity Large Cap Stock Fund (b)	22,519	623,774
Fidelity Series 100 Index Fund (b)	42,833	544,835
Fidelity Series Broad Market Opportunities Fund (b)	61,503	944,688
Fidelity Series Small Cap Opportunities Fund (b)	6,106	79,140
TOTAL DOMESTIC EQUITY FUNDS		4,127,511
International Equity Funds - 10.5%
Fidelity Advisor International Discovery Fund Institutional Class (b)	22,847	911,830
TOTAL EQUITY FUNDS (Cost $4,347,774)		5,039,341
Fixed-Income Funds - 32.8%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund (b)	25,161	252,865
Fidelity Strategic Income Fund (b)	22,850	255,004
TOTAL HIGH YIELD FIXED-INCOME FUNDS		507,869

	Shares	Value
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund (b)	45,190	$ 468,618
Fidelity Strategic Real Return Fund (b)	48,450	463,668
Fidelity Total Bond Fund (b)	131,518	1,404,609
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,336,895
TOTAL FIXED-INCOME FUNDS (Cost $2,830,051)		2,844,764
Short-Term Funds - 9.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	390,387	390,387
Fidelity Short-Term Bond Fund (b)	45,373	389,755
TOTAL SHORT-TERM FUNDS (Cost $779,548)		780,142
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,957,373)		8,664,247
NET OTHER ASSETS (LIABILITIES) - 0.0%		(390)
NET ASSETS - 100%		$ 8,663,857
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 459,465	$ 650,709	$ 243,106	$ 6,990	$ 911,830
Fidelity Advisor Mid Cap II Fund Institutional Class	279,514	445,605	157,559	357	570,769
Fidelity Blue Chip Growth Fund	259,016	391,018	159,510	1,160	536,330
Fidelity Capital & Income Fund	122,327	182,125	58,611	8,218	252,865
Fidelity Equity-Income Fund	398,541	576,228	203,013	15,625	827,975
Fidelity Government Income Fund	216,334	345,782	98,137	5,484	468,618
Fidelity Institutional Money Market Portfolio Institutional Class	160,455	306,618	76,686	218	390,387
Fidelity Large Cap Stock Fund	299,339	445,336	162,411	4,025	623,774
Fidelity Series 100 Index Fund	258,437	365,203	129,445	6,071	544,835
Fidelity Series Broad Market Opportunities Fund	458,271	648,086	252,461	2,528	944,688
Fidelity Series Small Cap Opportunities Fund	39,848	64,266	22,393	12	79,140
Fidelity Short-Term Bond Fund	160,540	305,474	76,686	2,388	389,755
Fidelity Strategic Income Fund	122,231	188,244	58,872	6,988	255,004
Fidelity Strategic Real Return Fund	216,334	346,418	107,931	6,822	463,668
Fidelity Total Bond Fund	650,627	1,038,097	298,609	28,707	1,404,609
Total	$ 4,101,279	$ 6,299,209	$ 2,105,430	$ 95,593	$ 8,664,247
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $7,957,373) - See accompanying schedule		$ 8,664,247
Receivable for fund shares sold		25,000
Total assets		8,689,247

Liabilities
Payable for investments purchased	$ 25,002
Distribution and service plan fees payable	388
Total liabilities		25,390

Net Assets		$ 8,663,857
Net Assets consist of:
Paid in capital		$ 7,921,152
Undistributed net investment income		1,543
Accumulated undistributed net realized gain (loss) on investments		34,288
Net unrealized appreciation (depreciation) on investments		706,874
Net Assets		$ 8,663,857

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($108,893 ÷ 1,843.14 shares)		$ 59.08

Maximum offering price per share (100/94.25 of $59.08)		$ 62.68
Class T: Net Asset Value and redemption price per share ($450,718 ÷ 7,620.11 shares)		$ 59.15

Maximum offering price per share (100/96.50 of $59.15)		$ 61.30

Class C: Net Asset Value and offering price per share ($205,224 ÷ 3,488.73 shares)A		$ 58.82

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($7,881,689 ÷ 133,497.80 shares)		$ 59.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,333 ÷ 293.57 shares)		$ 59.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 95,593

Expenses
Distribution and service plan fees	$ 2,553
Independent trustees' compensation	22
Total expenses before reductions	2,575
Expense reductions	(22)	2,553
Net investment income (loss)		93,040
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(950)
Capital gain distributions from underlying funds	121,843
Total net realized gain (loss)		120,893
Change in net unrealized appreciation (depreciation) on underlying funds		370,134
Net gain (loss)		491,027
Net increase (decrease) in net assets resulting from operations		$ 584,067

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 93,040	$ 61,641
Net realized gain (loss)	120,893	103,462
Change in net unrealized appreciation (depreciation)	370,134	281,207
Net increase (decrease) in net assets resulting from operations	584,067	446,310
Distributions to shareholders from net investment income	(92,218)	(61,371)
Distributions to shareholders from net realized gain	(72,509)	(14,161)
Total distributions	(164,727)	(75,532)
Share transactions - net increase (decrease)	4,143,369	1,101,109
Total increase (decrease) in net assets	4,562,709	1,471,887

Net Assets
Beginning of period	4,101,148	2,629,261
End of period (including undistributed net investment income of $1,543 and undistributed net investment income of $721, respectively)	$ 8,663,857	$ 4,101,148

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.91	$ 48.63	$ 48.44	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) C	.742	.927	.762	.789	.722
Net realized and unrealized gain (loss)	5.022	6.538	.331	5.608	4.298
Total from investment operations	5.764	7.465	1.093	6.397	5.020
Distributions from net investment income	(.712)	(.933)	(.771)	(.805)	(.710)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.594)	(1.185)	(.903)	(.997)	(.810)
Net asset value, end of period	$ 59.08	$ 54.91	$ 48.63	$ 48.44	$ 43.04
Total ReturnA, B	10.68%	15.58%	2.36%	14.94%	12.97%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.24% F	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.24% F	.25%	.25%	.25%
Expenses net of all reductions	.25%	.24% F	.25%	.25%	.25%
Net investment income (loss)	1.28%	1.79%	1.64%	1.67%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 10	$ 7	$ 96	$ 34
Portfolio turnover rate D	34%	30%	63%	75%	129%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.00	$ 48.61	$ 48.43	$ 43.05	$ 38.84
Income from Investment Operations
Net investment income (loss) C	.605	.781	.649	.672	.616
Net realized and unrealized gain (loss)	5.021	6.563	.312	5.604	4.301
Total from investment operations	5.626	7.344	.961	6.276	4.917
Distributions from net investment income	(.594)	(.702)	(.649)	(.704)	(.607)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.476)	(.954)	(.781)	(.896)	(.707)
Net asset value, end of period	$ 59.15	$ 55.00	$ 48.61	$ 48.43	$ 43.05
Total ReturnA, B	10.40%	15.30%	2.08%	14.64%	12.69%
Ratios to Average Net Assets D, E
Expenses before reductions	.49% F	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.49% F	.50%	.50%	.50%	.50%
Expenses net of all reductions	.49% F	.50%	.50%	.50%	.50%
Net investment income (loss)	1.04%	1.53%	1.39%	1.42%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 451	$ 10	$ 51	$ 131	$ 111
Portfolio turnover rate D	34%	30%	63%	75%	129%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.75	$ 48.55	$ 48.42	$ 43.05	$ 38.84
Income from Investment Operations
Net investment income (loss) C	.304	.532	.415	.435	.402
Net realized and unrealized gain (loss)	5.003	6.524	.310	5.609	4.305
Total from investment operations	5.307	7.056	.725	6.044	4.707
Distributions from net investment income	(.355)	(.604)	(.463)	(.482)	(.397)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.237)	(.856)	(.595)	(.674)	(.497)
Net asset value, end of period	$ 58.82	$ 54.75	$ 48.55	$ 48.42	$ 43.05
Total ReturnA, B	9.84%	14.71%	1.57%	14.08%	12.13%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	1.03%	.89%	.93%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 205	$ 154	$ 107	$ 79	$ 99
Portfolio turnover rate D	34%	30%	63%	75%	129%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2040

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.87	$ 48.59	$ 48.42	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) B	.880	1.051	.885	.910	.833
Net realized and unrealized gain (loss)	5.027	6.531	.317	5.602	4.297
Total from investment operations	5.907	7.582	1.202	6.512	5.130
Distributions from net investment income	(.855)	(1.050)	(.900)	(.940)	(.820)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.737)	(1.302)	(1.032)	(1.132)	(.920)
Net asset value, end of period	$ 59.04	$ 54.87	$ 48.59	$ 48.42	$ 43.04
Total ReturnA	10.97%	15.86%	2.60%	15.21%	13.26%
Ratios to Average Net Assets C, E
Expenses before reductionsD	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.53%	2.03%	1.89%	1.93%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,882	$ 3,925	$ 2,462	$ 1,797	$ 1,262
Portfolio turnover rate C	34%	30%	63%	75%	129%
A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.88	$ 48.59	$ 48.43	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) B	.887	1.040	.865	.906	.828
Net realized and unrealized gain (loss)	5.010	6.552	.327	5.616	4.302
Total from investment operations	5.897	7.592	1.192	6.522	5.130
Distributions from net investment income	(.855)	(1.050)	(.900)	(.940)	(.820)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.737)	(1.302)	(1.032)	(1.132)	(.920)
Net asset value, end of period	$ 59.04	$ 54.88	$ 48.59	$ 48.43	$ 43.04
Total ReturnA	10.95%	15.88%	2.58%	15.24%	13.26%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.53%	2.03%	1.89%	1.93%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17	$ 2	$ 2	$ 48	$ 62
Portfolio turnover rate C	34%	30%	63%	75%	129%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.8	6.8
Fidelity Blue Chip Growth Fund	6.3	6.4
Fidelity Equity-Income Fund	9.8	9.8
Fidelity Large Cap Stock Fund	7.4	7.3
Fidelity Series 100 Index Fund	6.5	6.4
Fidelity Series Broad Market Opportunities Fund	11.2	11.3
Fidelity Series Small Cap Opportunities Fund	0.9	1.0
	48.9	49.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.6	11.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.2
Fidelity Strategic Income Fund	3.1	3.2
	6.2	6.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.4
Fidelity Strategic Real Return Fund	5.3	5.4
Fidelity Total Bond Fund	16.0	16.2
	26.7	27.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.3	2.9
Fidelity Short-Term Bond Fund	3.3	3.0
	6.6	5.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	48.9%
International Equity Funds	11.6%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	6.6%

Six months ago
Domestic Equity Funds	49.0%
International Equity Funds	11.7%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	5.9%

Expected
Domestic Equity Funds	49.0%
International Equity Funds	11.4%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2042 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 60.5%
	Shares	Value
Domestic Equity Funds - 48.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	107,995	$ 2,287,329
Fidelity Blue Chip Growth Fund (b)	32,226	2,149,768
Fidelity Equity-Income Fund (b)	54,179	3,320,092
Fidelity Large Cap Stock Fund (b)	90,333	2,502,226
Fidelity Series 100 Index Fund (b)	171,688	2,183,876
Fidelity Series Broad Market Opportunities Fund (b)	246,673	3,788,904
Fidelity Series Small Cap Opportunities Fund (b)	24,613	318,990
TOTAL DOMESTIC EQUITY FUNDS		16,551,185
International Equity Funds - 11.6%
Fidelity Advisor International Discovery Fund Institutional Class (b)	97,857	3,905,472
TOTAL EQUITY FUNDS (Cost $17,561,177)		20,456,657
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 6.2%
Fidelity Capital & Income Fund (b)	104,072	1,045,928
Fidelity Strategic Income Fund (b)	94,513	1,054,767
TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,100,695

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund (b)	174,925	$ 1,813,971
Fidelity Strategic Real Return Fund (b)	187,545	1,794,805
Fidelity Total Bond Fund (b)	508,777	5,433,737
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		9,042,513
TOTAL FIXED-INCOME FUNDS (Cost $10,989,575)		11,143,208
Short-Term Funds - 6.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	1,118,632	1,118,632
Fidelity Short-Term Bond Fund (b)	130,011	1,116,794
TOTAL SHORT-TERM FUNDS (Cost $2,232,995)		2,235,426
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $30,783,747)		33,835,291
NET OTHER ASSETS (LIABILITIES) - 0.0%		(612)
NET ASSETS - 100%		$ 33,834,679
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 1,747,407	$ 2,489,959	$ 495,690	$ 29,506	$ 3,905,472
Fidelity Advisor Mid Cap II Fund Institutional Class	997,084	1,586,748	302,112	1,386	2,287,329
Fidelity Blue Chip Growth Fund	923,125	1,380,913	327,567	4,338	2,149,768
Fidelity Capital & Income Fund	450,899	683,962	116,549	33,218	1,045,928
Fidelity Equity-Income Fund	1,419,415	2,090,323	408,224	62,267	3,320,092
Fidelity Government Income Fund	742,543	1,223,502	169,314	20,743	1,813,971
Fidelity Institutional Money Market Portfolio Institutional Class	373,043	820,665	75,076	585	1,118,632
Fidelity Large Cap Stock Fund	1,067,175	1,589,244	312,271	15,727	2,502,226
Fidelity Series 100 Index Fund	921,057	1,305,875	240,239	23,413	2,183,876
Fidelity Series Broad Market Opportunities Fund	1,632,066	2,299,619	488,199	9,804	3,788,904
Fidelity Series Small Cap Opportunities Fund	142,355	232,285	45,287	46	318,990
Fidelity Short-Term Bond Fund	373,234	820,468	77,824	6,442	1,116,794
Fidelity Strategic Income Fund	450,550	707,312	116,967	28,275	1,054,767
Fidelity Strategic Real Return Fund	742,556	1,225,262	206,867	26,072	1,794,805
Fidelity Total Bond Fund	2,230,384	3,676,591	527,183	108,366	5,433,737
Total	$ 14,212,893	$ 22,132,728	$ 3,909,369	$ 370,188	$ 33,835,291
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $30,783,747) - See accompanying schedule		$ 33,835,291
Receivable for investments sold		16,307
Receivable for fund shares sold		25,000
Total assets		33,876,598

Liabilities
Payable for fund shares redeemed	$ 41,300
Distribution and service plan fees payable	619
Total liabilities		41,919

Net Assets		$ 33,834,679
Net Assets consist of:
Paid in capital		$ 30,568,723
Undistributed net investment income		5,782
Accumulated undistributed net realized gain (loss) on investments		208,630
Net unrealized appreciation (depreciation) on investments		3,051,544
Net Assets		$ 33,834,679

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($565,331 ÷ 9,555.31 shares)		$ 59.16

Maximum offering price per share (100/94.25 of $59.16)		$ 62.77
Class T: Net Asset Value and redemption price per share ($481,685 ÷ 8,139.57 shares)		$ 59.18

Maximum offering price per share (100/96.50 of $59.18)		$ 61.33

Class C: Net Asset Value and offering price per share ($366,224 ÷ 6,206.72 shares)A		$ 59.00

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($32,312,500 ÷ 545,964.54 shares)		$ 59.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($108,939 ÷ 1,840.79 shares)		$ 59.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 370,188

Expenses
Distribution and service plan fees	$ 4,843
Independent trustees' compensation	85
Total expenses before reductions	4,928
Expense reductions	(85)	4,843
Net investment income (loss)		365,345
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(28,795)
Capital gain distributions from underlying funds	470,345
Total net realized gain (loss)		441,550
Change in net unrealized appreciation (depreciation) on underlying funds		1,427,819
Net gain (loss)		1,869,369
Net increase (decrease) in net assets resulting from operations		$ 2,234,714

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 365,345	$ 218,472
Net realized gain (loss)	441,550	390,240
Change in net unrealized appreciation (depreciation)	1,427,819	1,032,865
Net increase (decrease) in net assets resulting from operations	2,234,714	1,641,577
Distributions to shareholders from net investment income	(361,966)	(217,103)
Distributions to shareholders from net realized gain	(405,210)	(34,182)
Total distributions	(767,176)	(251,285)
Share transactions - net increase (decrease)	18,154,401	5,481,063
Total increase (decrease) in net assets	19,621,939	6,871,355

Net Assets
Beginning of period	14,212,740	7,341,385
End of period (including undistributed net investment income of $5,782 and undistributed net investment income of $2,401, respectively)	$ 33,834,679	$ 14,212,740

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.32	$ 48.66	$ 48.52	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) C	.755	.977	.782	.757	.747
Net realized and unrealized gain (loss)	5.194	6.833	.281	5.719	4.285
Total from investment operations	5.949	7.810	1.063	6.476	5.032
Distributions from net investment income	(.747)	(.973)	(.791)	(.801)	(.717)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(2.109)	(1.150)	(.923)	(.996)	(.822)
Net asset value, end of period	$ 59.16	$ 55.32	$ 48.66	$ 48.52	$ 43.04
Total ReturnA, B	11.01%	16.28%	2.30%	15.12%	13.00%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.30%	1.86%	1.66%	1.61%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 565	$ 70	$ 20	$ 23	$ 29
Portfolio turnover rate D	16%	34%	40%	15%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.33	$ 48.67	$ 48.53	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) C	.605	.836	.660	.637	.642
Net realized and unrealized gain (loss)	5.216	6.839	.287	5.727	4.281
Total from investment operations	5.821	7.675	.947	6.364	4.923
Distributions from net investment income	(.609)	(.838)	(.675)	(.679)	(.608)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(1.971)	(1.015)	(.807)	(.874)	(.713)
Net asset value, end of period	$ 59.18	$ 55.33	$ 48.67	$ 48.53	$ 43.04
Total ReturnA, B	10.77%	15.98%	2.05%	14.85%	12.71%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.05%	1.61%	1.42%	1.35%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 482	$ 153	$ 132	$ 29	$ 37
Portfolio turnover rate D	16%	34%	40%	15%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.21	$ 48.64	$ 48.52	$ 43.05	$ 38.84
Income from Investment Operations
Net investment income (loss) C	.317	.582	.427	.402	.430
Net realized and unrealized gain (loss)	5.194	6.821	.290	5.719	4.275
Total from investment operations	5.511	7.403	.717	6.121	4.705
Distributions from net investment income	(.359)	(.656)	(.465)	(.456)	(.390)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(1.721)	(.833)	(.597)	(.651)	(.495)
Net asset value, end of period	$ 59.00	$ 55.21	$ 48.64	$ 48.52	$ 43.05
Total ReturnA, B	10.19%	15.40%	1.55%	14.26%	12.12%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	.99% F	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	.99% F	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	.99% F	1.00%	1.00%	1.00%
Net investment income (loss)	.55%	1.12%	.91%	.85%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 366	$ 97	$ 24	$ 28	$ 37
Portfolio turnover rate D	16%	34%	40%	15%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2042

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.32	$ 48.65	$ 48.51	$ 43.03	$ 38.83
Income from Investment Operations
Net investment income (loss) B	.896	1.099	.897	.880	.857
Net realized and unrealized gain (loss)	5.202	6.837	.284	5.719	4.279
Total from investment operations	6.098	7.936	1.181	6.599	5.136
Distributions from net investment income	(.876)	(1.089)	(.909)	(.924)	(.831)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(2.238)	(1.266)	(1.041)	(1.119)	(.936)
Net asset value, end of period	$ 59.18	$ 55.32	$ 48.65	$ 48.51	$ 43.03
Total ReturnA	11.30%	16.57%	2.56%	15.42%	13.27%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.55%	2.11%	1.91%	1.86%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,313	$ 13,862	$ 7,139	$ 5,524	$ 3,395
Portfolio turnover rate C	16%	34%	40%	15%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.31	$ 48.64	$ 48.51	$ 43.03	$ 38.83
Income from Investment Operations
Net investment income (loss) B	.897	1.095	.896	.874	.855
Net realized and unrealized gain (loss)	5.211	6.841	.275	5.725	4.281
Total from investment operations	6.108	7.936	1.171	6.599	5.136
Distributions from net investment income	(.876)	(1.089)	(.909)	(.924)	(.831)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(2.238)	(1.266)	(1.041)	(1.119)	(.936)
Net asset value, end of period	$ 59.18	$ 55.31	$ 48.64	$ 48.51	$ 43.03
Total ReturnA	11.32%	16.57%	2.54%	15.42%	13.27%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.55%	2.11%	1.91%	1.86%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 30	$ 26	$ 29	$ 38
Portfolio turnover rate C	16%	34%	40%	15%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2014

1. Organization.

Fidelity Income Replacement 2016 FundSM, Fidelity Income Replacement 2018 FundSM, Fidelity Income Replacement 2020 FundSM, Fidelity Income Replacement 2022 FundSM, Fidelity Income Replacement 2024 FundSM, Fidelity Income Replacement 2026 FundSM, Fidelity Income Replacement 2028 FundSM, Fidelity Income Replacement 2030 FundSM, Fidelity Income Replacement 2032 FundSM, Fidelity Income Replacement 2034 FundSM, Fidelity Income Replacement 2036 FundSM, Fidelity Income Replacement 2038 FundSM, Fidelity Income Replacement 2040 FundSM and Fidelity Income Replacement 2042 FundSM (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund offer Class A, Class T, Class C, Income Replacement and Institutional Class shares. Fidelity Income Replacement 2016 Fund and Fidelity Income Replacement 2018 Fund offer Income Replacement shares. Fidelity Income Replacement 2016 Fund's (effective after the close of business on January 31, 2012) and Fidelity Income Replacement 2018 Fund's (effective after the close of business on May 30, 2014) Class A, Class T, Class C and Institutional Class shares are closed to new accounts and additional purchases, except for reinvestments. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 4,727,979	$ 266,625	$ -	$ 266,625
Fidelity Income Replacement 2018 Fund	6,879,868	358,934	(38,806)	320,128
Fidelity Income Replacement 2020 Fund	7,895,745	748,229	(34,529)	713,700
Fidelity Income Replacement 2022 Fund	10,060,026	597,953	(53,513)	544,440
Fidelity Income Replacement 2024 Fund	6,988,599	453,850	(27,940)	425,910
Fidelity Income Replacement 2026 Fund	4,000,042	324,496	(18,964)	305,532
Fidelity Income Replacement 2028 Fund	21,717,924	1,310,459	(98,149)	1,212,310
Fidelity Income Replacement 2030 Fund	14,706,102	1,205,374	(45,783)	1,159,591
Fidelity Income Replacement 2032 Fund	7,258,651	833,897	(38,464)	795,433
Fidelity Income Replacement 2034 Fund	7,977,839	855,829	(27,841)	827,988
Fidelity Income Replacement 2036 Fund	6,642,877	687,221	(42,288)	644,933
Fidelity Income Replacement 2038 Fund	5,931,649	616,384	(20,995)	595,389
Fidelity Income Replacement 2040 Fund	7,984,252	718,128	(38,133)	679,995
Fidelity Income Replacement 2042 Fund	30,856,879	3,103,053	(124,641)	2,978,412

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Income Replacement 2016 Fund	$ 490	$ 83,012	$ -	$ 266,625
Fidelity Income Replacement 2018 Fund	1,164	-	(330,516)	320,128
Fidelity Income Replacement 2020 Fund	6,355	61,768	-	713,700
Fidelity Income Replacement 2022 Fund	7,205	-	(408,076)	544,440
Fidelity Income Replacement 2024 Fund	2,870	49,065	-	425,910
Fidelity Income Replacement 2026 Fund	821	-	(105,055)	305,532
Fidelity Income Replacement 2028 Fund	4,387	-	(178,957)	1,212,310
Fidelity Income Replacement 2030 Fund	3,020	94,764	-	1,159,591
Fidelity Income Replacement 2032 Fund	1,555	35,363	(36,427)	795,433
Fidelity Income Replacement 2034 Fund	1,698	72,754	-	827,988
Fidelity Income Replacement 2036 Fund	1,300	-	(8,454)	644,933
Fidelity Income Replacement 2038 Fund	1,151	49,838	-	595,389
Fidelity Income Replacement 2040 Fund	1,543	66,773	(5,605)	679,995
Fidelity Income Replacement 2042 Fund	5,782	281,761	-	2,978,412

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Fidelity Income Replacement 2018 Fund	$ (293,304)	$ (37,212)	$ (330,516)
Fidelity Income Replacement 2022 Fund	(333,958)	(74,118)	(408,076)
Fidelity Income Replacement 2026 Fund	(105,055)	-	(105,055)
Fidelity Income Replacement 2028 Fund	-	(178,957)	(178,957)
Fidelity Income Replacement 2032 Fund	(36,427)	-	(36,427)
Fidelity Income Replacement 2036 Fund	(5,577)	(2,877)	(8,454)
Fidelity Income Replacement 2040 Fund	-	(5,605)	(5,605)

Due to large redemptions or subscriptions in a prior period, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2032 Fund and Fidelity Income Replacement 2040 Fund will be limited to approximately $28,019, $38,679, and $27,942 per year, respectively.

Due to large redemptions during November 2013, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2022 Fund will be limited to approximately $216,299 per year.

The tax character of distributions paid was as follows:

July 31, 2014
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$ 46,510	$ -	$ 46,510
Fidelity Income Replacement 2018 Fund	87,147	-	87,147
Fidelity Income Replacement 2020 Fund	112,536	37,741	150,277
Fidelity Income Replacement 2022 Fund	130,346	-	130,346
Fidelity Income Replacement 2024 Fund	88,925	17,150	106,075
Fidelity Income Replacement 2026 Fund	59,690	-	59,690
Fidelity Income Replacement 2028 Fund	205,399	-	205,399
Fidelity Income Replacement 2030 Fund	203,588	-	203,588
Fidelity Income Replacement 2032 Fund	122,360	55,932	178,292
Fidelity Income Replacement 2034 Fund	109,903	18,311	128,214
Fidelity Income Replacement 2036 Fund	105,819	-	105,819
Fidelity Income Replacement 2038 Fund	80,309	66,560	146,869
Fidelity Income Replacement 2040 Fund	110,838	53,889	164,727
Fidelity Income Replacement 2042 Fund	433,304	333,872	767,176
July 31, 2013
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$ 112,389	$ -	$ 112,389
Fidelity Income Replacement 2018 Fund	118,283	-	118,283
Fidelity Income Replacement 2020 Fund	114,787	-	114,787
Fidelity Income Replacement 2022 Fund	104,849	-	104,849
Fidelity Income Replacement 2024 Fund	51,499	-	51,499
Fidelity Income Replacement 2026 Fund	45,798	-	45,798
Fidelity Income Replacement 2028 Fund	150,766	-	150,766
Fidelity Income Replacement 2030 Fund	97,611	-	97,611

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

July 31, 2013
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2032 Fund	$ 98,149	$ 16,448	$ 114,597
Fidelity Income Replacement 2034 Fund	66,127	-	66,127
Fidelity Income Replacement 2036 Fund	83,395	-	83,395
Fidelity Income Replacement 2038 Fund	55,403	-	55,403
Fidelity Income Replacement 2040 Fund	72,475	3,057	75,532
Fidelity Income Replacement 2042 Fund	251,285	-	251,285

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	1,743,054	3,161,790
Fidelity Income Replacement 2018 Fund	4,889,836	3,609,165
Fidelity Income Replacement 2020 Fund	4,144,185	1,830,333
Fidelity Income Replacement 2022 Fund	7,437,374	2,080,096
Fidelity Income Replacement 2024 Fund	5,915,742	1,615,627
Fidelity Income Replacement 2026 Fund	2,907,301	927,461
Fidelity Income Replacement 2028 Fund	16,532,712	2,223,652
Fidelity Income Replacement 2030 Fund	12,543,717	3,188,735
Fidelity Income Replacement 2032 Fund	4,846,618	1,946,010
Fidelity Income Replacement 2034 Fund	5,500,640	1,231,765
Fidelity Income Replacement 2036 Fund	3,896,353	1,541,808
Fidelity Income Replacement 2038 Fund	5,732,903	1,751,342
Fidelity Income Replacement 2040 Fund	6,299,209	2,105,430
Fidelity Income Replacement 2042 Fund	22,132,728	3,909,369

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 615	$ 2
Class T	.25%	.25%	644	2
Class C	.75%	.25%	5,150	1
			$ 6,409	$ 5
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 2,073	$ -
Class T	.25%	.25%	2,092	2
Class C	.75%	.25%	5,639	1,927
			$ 9,804	$ 1,929
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 1,918	$ 405
Class T	.25%	.25%	478	6
Class C	.75%	.25%	4,539	925
			$ 6,935	$ 1,336

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2022 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC

Class A	-%	.25%	$ 975	$ 4
Class T	.25%	.25%	32	4
Class C	.75%	.25%	1,584	1,272
			$ 2,591	$ 1,280
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 894	$ 301
Class T	.25%	.25%	960	246
Class C	.75%	.25%	1,296	56
			$ 3,150	$ 603
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 902	$ -
Class T	.25%	.25%	470	36
Class C	.75%	.25%	320	320
			$ 1,692	$ 356
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 447	$ -
Class T	.25%	.25%	1,676	2
Class C	.75%	.25%	223	-
			$ 2,346	$ 2
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 536	$ 4
Class T	.25%	.25%	82	38
Class C	.75%	.25%	3,151	309
			$ 3,769	$ 351
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 998	$ 20
Class T	.25%	.25%	164	140
Class C	.75%	.25%	920	480
			$ 2,082	$ 640
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 228	$ 52
Class T	.25%	.25%	465	140
Class C	.75%	.25%	548	212
			$ 1,241	$ 404
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 313	$ 62
Class T	.25%	.25%	1,760	34
Class C	.75%	.25%	3,612	1,107
			$ 5,685	$ 1,203
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 352	$ 9
Class T	.25%	.25%	780	30
Class C	.75%	.25%	1,053	175
			$ 2,185	$ 214
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 144	$ 22
Class T	.25%	.25%	676	34
Class C	.75%	.25%	1,733	260
			$ 2,553	$ 316
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 796	$ 51
Class T	.25%	.25%	2,064	154
Class C	.75%	.25%	1,983	1,605
			$ 4,843	$ 1,810

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2018 Fund
Class A	$ 840
Class T	38
Class C*	229
$ 1,107
Fidelity Income Replacement 2020 Fund
Class A	$ 2,022

Fidelity Income Replacement 2022 Fund
Class A	$ 224

Fidelity Income Replacement 2024 Fund
Class A	$ 417
Class C*	14
$ 431
Fidelity Income Replacement 2026 Fund
Class T	$ 7

Fidelity Income Replacement 2028 Fund
Class A	$ 976
Class T	299
$ 1,275
Fidelity Income Replacement 2030 Fund
Class A	$ 695

Fidelity Income Replacement 2032 Fund
Class T	$ 36

Fidelity Income Replacement 2036 Fund
Class A	$ 1,150
Class T	383
$ 1,533
Fidelity Income Replacement 2038 Fund
Class A	$ 341

Fidelity Income Replacement 2040 Fund
Class A	$ 263

Fidelity Income Replacement 2042 Fund
Class A	$ 3,718
Class T	191
Class C*	436
$ 4,345

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service plan fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

Annual Report

5. Expense Reductions - continued

The following Funds were in reimbursement during the period:

Reimbursement*
Fidelity Income Replacement 2016 Fund	$ 23
Fidelity Income Replacement 2018 Fund	25
Fidelity Income Replacement 2020 Fund	27
Fidelity Income Replacement 2022 Fund	28
Fidelity Income Replacement 2024 Fund	19
Fidelity Income Replacement 2026 Fund	13
Fidelity Income Replacement 2028 Fund	43
Fidelity Income Replacement 2030 Fund	42
Fidelity Income Replacement 2032 Fund	25
Fidelity Income Replacement 2034 Fund	23
Fidelity Income Replacement 2036 Fund	23
Fidelity Income Replacement 2038 Fund	16
Fidelity Income Replacement 2040 Fund	22
Fidelity Income Replacement 2042 Fund	85

* Represents total amount reimbursed to the Fund. Each class has received a pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2014	2013
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 1,345	$ 7,086
Class T	402	1,130
Class C	403	2,837
Income Replacement 2016	39,487	70,663
Institutional Class	198	447
Total	$ 41,835	$ 82,163
From net realized gain
Class A	$ 158	$ 3,311
Class T	101	617
Class C	411	3,251
Income Replacement 2016	3,986	22,904
Institutional Class	19	143
Total	$ 4,675	$ 30,226
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 9,032	$ 9,944
Class T	3,943	1,343
Class C	1,972	2,932
Income Replacement 2018	56,430	64,536
Institutional Class	6,175	7,319
Total	$ 77,552	$ 86,074
From net realized gain
Class A	$ 1,216	$ 4,058
Class T	709	695
Class C	655	2,364
Income Replacement 2018	6,313	22,722
Institutional Class	702	2,370
Total	$ 9,595	$ 32,209

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2014	2013
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 9,552	$ 5,982
Class T	909	2,133
Class C	2,089	2,522
Income Replacement 2020	86,108	78,702
Institutional Class	991	242
Total	$ 99,649	$ 89,581
From net realized gain
Class A	$ 5,948	$ 1,965
Class T	736	907
Class C	2,820	1,535
Income Replacement 2020	40,555	20,732
Institutional Class	569	67
Total	$ 50,628	$ 25,206
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 4,868	$ 5,998
Class T	68	12
Class C	834	279
Income Replacement 2022	108,906	76,474
Institutional Class	400	64
Total	$ 115,076	$ 82,827
From net realized gain
Class A	$ 934	$ 1,895
Class T	2	3
Class C	122	142
Income Replacement 2022	14,203	19,965
Institutional Class	9	17
Total	$ 15,270	$ 22,022
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 4,411	$ 4,019
Class T	1,845	2,626
Class C	661	1,172
Income Replacement 2024	70,240	33,777
Institutional Class	419	506
Total	$ 77,576	$ 42,100
From net realized gain
Class A	$ 2,848	$ 647
Class T	1,149	748
Class C	691	465
Income Replacement 2024	23,642	7,431
Institutional Class	169	108
Total	$ 28,499	$ 9,399
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 4,432	$ 5,115
Class T	908	1,165
Class C	178	125
Income Replacement 2026	45,416	30,035
Institutional Class	428	495
Total	$ 51,362	$ 36,935
From net realized gain
Class A	$ 658	$ 1,333
Class T	292	329
Class C	79	41
Income Replacement 2026	7,228	7,049
Institutional Class	71	111
Total	$ 8,328	$ 8,863

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2014	2013
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 2,236	$ 2,263
Class T	3,326	2,225
Class C	114	253
Income Replacement 2028	173,291	118,706
Institutional Class	1,314	760
Total	$ 180,281	$ 124,207
From net realized gain
Class A	$ 233	$ 602
Class T	942	568
Class C	46	107
Income Replacement 2028	23,651	25,172
Institutional Class	246	110
Total	$ 25,118	$ 26,559
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 2,621	$ 1,705
Class T	156	201
Class C	1,770	3,279
Income Replacement 2030	168,554	74,151
Institutional Class	1,213	671
Total	$ 174,314	$ 80,007
From net realized gain
Class A	$ 547	$ 386
Class T	44	60
Class C	831	1,336
Income Replacement 2030	27,620	15,711
Institutional Class	232	111
Total	$ 29,274	$ 17,604
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 5,304	$ 3,854
Class T	352	358
Class C	527	598
Income Replacement 2032	96,700	76,811
Institutional Class	305	342
Total	$ 103,188	$ 81,963
From net realized gain
Class A	$ 3,737	$ 1,834
Class T	380	199
Class C	928	440
Income Replacement 2032	69,805	30,021
Institutional Class	254	140
Total	$ 75,104	$ 32,634
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 1,278	$ 326
Class T	909	537
Class C	325	519
Income Replacement 2034	88,166	51,986
Institutional Class	2,862	2,565
Total	$ 93,540	$ 55,933
From net realized gain
Class A	$ 746	$ 76
Class T	566	99
Class C	342	184
Income Replacement 2034	31,749	9,314
Institutional Class	1,271	521
Total	$ 34,674	$ 10,194

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2014	2013
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 1,749	$ 426
Class T	3,664	4,336
Class C	2,175	2,240
Income Replacement 2036	80,634	63,610
Institutional Class	11	13
Total	$ 88,233	$ 70,625
From net realized gain
Class A	$ 404	$ 81
Class T	1,137	1,001
Class C	1,121	622
Income Replacement 2036	14,922	11,064
Institutional Class	2	2
Total	$ 17,586	$ 12,770
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 1,737	$ 1,288
Class T	1,436	1,710
Class C	621	899
Income Replacement 2038	62,847	41,508
Institutional Class	460	551
Total	$ 67,101	$ 45,956
From net realized gain
Class A	$ 3,479	$ 210
Class T	3,745	429
Class C	2,806	305
Income Replacement 2038	68,917	8,397
Institutional Class	821	106
Total	$ 79,768	$ 9,447
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 562	$ 141
Class T	1,539	240
Class C	1,072	1,360
Income Replacement 2040	88,922	59,586
Institutional Class	123	44
Total	$ 92,218	$ 61,371
From net realized gain
Class A	$ 137	$ 37
Class T	176	107
Class C	2,496	555
Income Replacement 2040	69,663	13,452
Institutional Class	37	10
Total	$ 72,509	$ 14,161
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 5,189	$ 552
Class T	4,574	2,294
Class C	1,098	392
Income Replacement 2042	349,803	213,286
Institutional Class	1,302	579
Total	$ 361,966	$ 217,103
From net realized gain
Class A	$ 3,666	$ 74
Class T	8,953	482
Class C	4,811	89
Income Replacement 2042	386,619	33,444
Institutional Class	1,161	93
Total	$ 405,210	$ 34,182

Annual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	21	163	1,081	8,297
Shares redeemed	(2,910)	(11,297)	(151,155)	(577,897)
Net increase (decrease)	(2,889)	(11,134)	$ (150,074)	$ (569,600)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	28	397	1,401
Shares redeemed	(341)	(1,244)	(17,795)	(63,469)
Net increase (decrease)	(334)	(1,216)	$ (17,398)	$ (62,068)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	85	505	4,320
Shares redeemed	(2,717)	(6,563)	(141,170)	(336,404)
Net increase (decrease)	(2,707)	(6,478)	$ (140,665)	$ (332,084)
Income Replacement 2016
Shares sold	14,565	32,858	$ 757,343	$ 1,681,315
Reinvestment of distributions	395	905	20,606	46,083
Shares redeemed	(36,638)	(52,922)	(1,908,597)	(2,704,793)
Net increase (decrease)	(21,678)	(19,159)	$ (1,130,648)	$ (977,395)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	12	217	590
Shares redeemed	(188)	(402)	(9,765)	(20,428)
Net increase (decrease)	(184)	(390)	$ (9,548)	$ (19,838)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	3,094	1,844	$ 165,629	$ 96,498
Reinvestment of distributions	112	165	6,019	8,476
Shares redeemed	(2,034)	(2,302)	(109,403)	(118,731)
Net increase (decrease)	1,172	(293)	$ 62,245	$ (13,757)
Class T
Shares sold	7,617	-	$ 402,023	$ -
Reinvestment of distributions	75	18	4,029	908
Shares redeemed	(1,459)	(626)	(78,424)	(32,478)
Net increase (decrease)	6,233	(608)	$ 327,628	$ (31,570)
Class C
Shares sold	7,214	2,007	$ 388,519	$ 104,323
Reinvestment of distributions	44	96	2,439	4,895
Shares redeemed	(2,277)	(1,291)	(121,070)	(66,610)
Net increase (decrease)	4,981	812	$ 269,888	$ 42,608
Income Replacement 2018
Shares sold	48,757	19,009	$ 2,615,823	$ 982,691
Reinvestment of distributions	403	656	21,671	33,655
Shares redeemed	(37,375)	(22,946)	(2,001,673)	(1,182,626)
Net increase (decrease)	11,785	(3,281)	$ 635,821	$ (166,280)
Institutional Class
Shares sold	-	3,981	$ -	$ 204,782
Reinvestment of distributions	127	145	6,796	7,435
Shares redeemed	(1,505)	(4,070)	(80,836)	(209,387)
Net increase (decrease)	(1,378)	56	$ (74,040)	$ 2,830

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	8,274	474	$ 447,658	$ 25,017
Reinvestment of distributions	170	103	9,262	5,331
Shares redeemed	(1,585)	(967)	(87,236)	(50,578)
Net increase (decrease)	6,859	(390)	$ 369,684	$ (20,230)
Class T
Shares sold	3	129	$ 150	$ 6,823
Reinvestment of distributions	24	49	1,284	2,541
Shares redeemed	(243)	(2,023)	(13,241)	(108,390)
Net increase (decrease)	(216)	(1,845)	$ (11,807)	$ (99,026)
Class C
Shares sold	6,213	568	$ 338,797	$ 29,000
Reinvestment of distributions	68	57	3,719	2,907
Shares redeemed	(2,214)	(648)	(119,698)	(33,562)
Net increase (decrease)	4,067	(23)	$ 222,818	$ (1,655)
Income Replacement 2020
Shares sold	46,801	45,319	$ 2,589,823	$ 2,366,414
Reinvestment of distributions	1,366	908	74,954	46,992
Shares redeemed	(19,058)	(27,089)	(1,042,550)	(1,420,725)
Net increase (decrease)	29,109	19,138	$ 1,622,227	$ 992,681
Institutional Class
Shares sold	1,372	-	$ 75,000	$ -
Reinvestment of distributions	29	6	1,560	309
Shares redeemed	(122)	-	(6,760)	-
Net increase (decrease)	1,279	6	$ 69,800	$ 309
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	2,298	-	$ 128,651	$ -
Reinvestment of distributions	55	71	3,043	3,695
Shares redeemed	(2,277)	(496)	(128,019)	(26,081)
Net increase (decrease)	76	(425)	$ 3,675	$ (22,386)
Class T
Shares sold	445	-	$ 25,423	$ -
Reinvestment of distributions	1	0*	70	15
Shares redeemed	-	(91)	-	(4,748)
Net increase (decrease)	446	(91)	$ 25,493	$ (4,733)
Class C
Shares sold	4,664	431	$ 264,924	$ 23,074
Reinvestment of distributions	12	1	739	67
Shares redeemed	-	-	-	-
Net increase (decrease)	4,676	432	$ 265,663	$ 23,141
Income Replacement 2022
Shares sold	122,627	23,547	$ 6,894,254	$ 1,241,849
Reinvestment of distributions	940	598	53,287	30,901
Shares redeemed	(35,951)	(18,669)	(2,035,627)	(986,018)
Net increase (decrease)	87,616	5,476	$ 4,911,914	$ 286,732
Institutional Class
Shares sold	980	-	$ 54,999	$ -
Reinvestment of distributions	7	2	409	81
Shares redeemed	-	-	-	-
Net increase (decrease)	987	2	$ 55,408	$ 81

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	925	4,821	$ 52,324	$ 249,930
Reinvestment of distributions	114	70	6,459	3,660
Shares redeemed	(5,011)	(1,358)	(288,188)	(70,040)
Net increase (decrease)	(3,972)	3,533	$ (229,405)	$ 183,550
Class T
Shares sold	-	182	$ -	$ 10,000
Reinvestment of distributions	29	30	1,644	1,572
Shares redeemed	(222)	(210)	(12,674)	(11,083)
Net increase (decrease)	(193)	2	$ (11,030)	$ 489
Class C
Shares sold	944	-	$ 54,303	$ -
Reinvestment of distributions	7	6	384	319
Shares redeemed	(337)	(1,320)	(19,586)	(68,217)
Net increase (decrease)	614	(1,314)	$ 35,101	$ (67,898)
Income Replacement 2024
Shares sold	100,545	17,502	$ 5,712,753	$ 923,490
Reinvestment of distributions	988	343	56,412	17,775
Shares redeemed	(22,993)	(9,492)	(1,319,597)	(496,528)
Net increase (decrease)	78,540	8,353	$ 4,449,568	$ 444,737
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	12	588	614
Shares redeemed	-	-	-	-
Net increase (decrease)	10	12	$ 588	$ 614
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	4,671	3,297	$ 270,903	$ 164,296
Reinvestment of distributions	72	104	4,127	5,368
Shares redeemed	(1,342)	(628)	(76,534)	(32,970)
Net increase (decrease)	3,401	2,773	$ 198,496	$ 136,694
Class T
Shares sold	591	147	$ 32,802	$ 7,752
Reinvestment of distributions	16	22	896	1,126
Shares redeemed	(1,487)	(4,570)	(86,352)	(229,341)
Net increase (decrease)	(880)	(4,401)	$ (52,654)	$ (220,463)
Class C
Shares sold	-	372	$ -	$ 20,181
Reinvestment of distributions	4	3	257	166
Shares redeemed	-	-	-	-
Net increase (decrease)	4	375	$ 257	$ 20,347
Income Replacement 2026
Shares sold	43,548	15,295	$ 2,469,669	$ 797,527
Reinvestment of distributions	515	419	29,638	21,602
Shares redeemed	(12,559)	(10,796)	(717,746)	(570,139)
Net increase (decrease)	31,504	4,918	$ 1,781,561	$ 248,990
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	9	11	499	606
Shares redeemed	-	-	-	-
Net increase (decrease)	9	11	$ 499	$ 606

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	11,628	1,289	$ 695,024	$ 71,770
Reinvestment of distributions	36	55	2,141	2,865
Shares redeemed	(2,162)	(1,798)	(125,714)	(97,320)
Net increase (decrease)	9,502	(454)	$ 571,451	$ (22,685)
Class T
Shares sold	-	3,419	$ -	$ 190,058
Reinvestment of distributions	28	18	1,646	932
Shares redeemed	(250)	(93)	(14,492)	(4,963)
Net increase (decrease)	(222)	3,344	$ (12,846)	$ 186,027
Class C
Shares sold	340	-	$ 20,000	$ -
Reinvestment of distributions	3	4	160	214
Shares redeemed	(38)	(339)	(2,200)	(18,000)
Net increase (decrease)	305	(335)	$ 17,960	$ (17,786)
Income Replacement 2028
Shares sold	276,372	48,154	$ 16,302,408	$ 2,584,155
Reinvestment of distributions	1,779	1,125	104,546	58,544
Shares redeemed	(48,843)	(21,518)	(2,851,544)	(1,167,596)
Net increase (decrease)	229,308	27,761	$ 13,555,410	$ 1,475,103
Institutional Class
Shares sold	-	1,004	$ -	$ 53,885
Reinvestment of distributions	27	16	1,560	870
Shares Redeemed	-	-	-	-
Net increase (decrease)	27	1,020	$ 1,560	$ 54,755
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	3,278	933	$ 188,799	$ 49,913
Reinvestment of distributions	27	19	1,564	1,002
Shares redeemed	(1,623)	(44)	(94,101)	(2,337)
Net increase (decrease)	1,682	908	$ 96,262	$ 48,578
Class T
Shares sold	11	11	$ 622	$ 618
Reinvestment of distributions	3	5	200	261
Shares sold	-	-	-	-
Net increase (decrease)	14	16	$ 822	$ 879
Class C
Shares sold	911	305	$ 54,800	$ 16,713
Reinvestment of distributions	35	51	2,043	2,604
Shares redeemed	(732)	(884)	(42,088)	(46,510)
Net increase (decrease)	214	(528)	$ 14,755	$ (27,193)
Income Replacement 2030
Shares sold	220,687	39,836	$ 12,803,833	$ 2,147,451
Reinvestment of distributions	2,234	950	130,960	49,163
Shares redeemed	(66,109)	(14,994)	(3,869,452)	(778,185)
Net increase (decrease)	156,812	25,792	$ 9,065,341	$ 1,418,429
Institutional Class
Shares sold	458	538	$ 25,001	$ 27,920
Reinvestment of distributions	25	15	1,445	782
Shares redeemed	(465)	-	(28,292)	-
Net increase (decrease)	18	553	$ (1,846)	$ 28,702

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	4,195	-	$ 226,000	$ -
Reinvestment of distributions	114	112	6,170	5,527
Shares redeemed	(3,916)	(320)	(224,739)	(16,355)
Net increase (decrease)	393	(208)	$ 7,431	$ (10,828)
Class T
Shares sold	129	489	$ 6,991	$ 25,000
Reinvestment of distributions	13	11	732	557
Shares redeemed	-	(489)	-	(24,956)
Net increase (decrease)	142	11	$ 7,723	$ 601
Class C
Shares sold	824	190	$ 46,001	$ 9,600
Reinvestment of distributions	27	21	1,455	1,038
Shares sold	-	-	-	-
Net increase (decrease)	851	211	$ 47,456	$ 10,638
Income Replacement 2032
Shares sold	82,796	30,500	$ 4,544,725	$ 1,530,443
Reinvestment of distributions	2,269	1,495	123,077	73,685
Shares redeemed	(34,248)	(11,121)	(1,888,944)	(559,873)
Net increase (decrease)	50,817	20,874	$ 2,778,858	$ 1,044,255
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	10	560	482
Shares redeemed	-	-	-	-
Net increase (decrease)	11	10	$ 560	$ 482
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	1,728	-	$ 100,000	$ -
Reinvestment of distributions	7	8	399	402
Shares redeemed	-	-	-	-
Net increase (decrease)	1,735	8	$ 100,399	$ 402
Class T
Shares sold	-	1,105	$ -	$ 59,121
Reinvestment of distributions	25	12	1,474	636
Shares redeemed	-	-	-	-
Net increase (decrease)	26	1,117	$ 1,474	$ 59,757
Class C
Shares sold	85	583	$ 4,814	$ 30,000
Reinvestment of distributions	12	14	667	703
Shares redeemed	(86)	(583)	(5,154)	(29,858)
Net increase (decrease)	11	14	$ 327	$ 845
Income Replacement 2034
Shares sold	88,317	37,259	$ 5,170,390	$ 1,995,412
Reinvestment of distributions	1,329	626	77,616	32,352
Shares redeemed	(20,967)	(10,339)	(1,227,468)	(550,747)
Net increase (decrease)	68,679	27,546	$ 4,020,538	$ 1,477,017
Institutional Class
Shares sold	1,056	-	$ 60,682	$ -
Reinvestment of distributions	71	60	4,133	3,086
Shares redeemed	(13)	(15)	(764)	(770)
Net increase (decrease)	1,114	45	$ 64,051	$ 2,316

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	2,537	-	$ 146,968	$ -
Reinvestment of distributions	37	10	2,153	507
Shares redeemed	0*	(112)	(15)	(5,700)
Net increase (decrease)	2,574	(102)	$ 149,106	$ (5,193)
Class T
Shares sold	1,978	-	$ 116,352	$ -
Reinvestment of distributions	30	54	1,768	2,726
Shares redeemed	(337)	(348)	(19,565)	(18,208)
Net increase (decrease)	1,671	(294)	$ 98,555	$ (15,482)
Class C
Shares sold	-	3,311	$ -	$ 175,000
Reinvestment of distributions	38	54	2,203	2,730
Shares redeemed	(518)	(419)	(29,991)	(22,047)
Net increase (decrease)	(480)	2,946	$ (27,788)	$ 155,683
Income Replacement 2036
Shares sold	58,800	27,343	$ 3,418,581	$ 1,427,322
Reinvestment of distributions	662	604	38,607	30,579
Shares redeemed	(24,467)	(5,152)	(1,425,529)	(276,865)
Net increase (decrease)	34,995	22,795	$ 2,031,659	$ 1,181,036
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	0*	0*	13	15
Shares redeemed	-	-	-	-
Net increase (decrease)	-	-	$ 13	$ 15
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	751	1,696	$ 43,225	$ 87,117
Reinvestment of distributions	95	30	5,216	1,498
Shares redeemed	-	(1,076)	-	(54,240)
Net increase (decrease)	846	650	$ 48,441	$ 34,375
Class T
Shares sold	1,339	361	$ 76,212	$ 19,357
Reinvestment of distributions	76	24	4,096	1,182
Shares redeemed	(598)	(87)	(33,753)	(4,480)
Net increase (decrease)	817	298	$ 46,555	$ 16,059
Class C
Shares sold	299	-	$ 16,110	$ -
Reinvestment of distributions	63	24	3,427	1,204
Shares redeemed	-	-	-	-
Net increase (decrease)	362	24	$ 19,537	$ 1,204
Income Replacement 2038
Shares sold	97,135	12,010	$ 5,466,976	$ 616,548
Reinvestment of distributions	2,020	705	111,764	35,469
Shares redeemed	(30,641)	(14,450)	(1,721,190)	(750,847)
Net increase (decrease)	68,514	(1,735)	$ 3,857,550	$ (98,830)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	23	13	1,281	657
Shares redeemed	-	-	-	-
Net increase (decrease)	23	13	$ 1,281	$ 657

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	1,700	26	$ 97,306	$ 1,376
Reinvestment of distributions	11	4	653	178
Shares redeemed	(42)	-	(2,337)	-
Net increase (decrease)	1,669	30	$ 95,622	$ 1,554
Class T
Shares sold	7,541	78	$ 438,067	$ 4,000
Reinvestment of distributions	4	7	309	347
Shares redeemed	(108)	(951)	(6,401)	(48,573)
Net increase (decrease)	7,437	(866)	$ 431,975	$ (44,226)
Class C
Shares sold	604	582	$ 35,021	$ 31,135
Reinvestment of distributions	66	38	3,568	1,915
Shares redeemed	0*	-	(15)	-
Net increase (decrease)	670	620	$ 38,574	$ 33,050
Income Replacement 2040
Shares sold	101,404	29,430	$ 5,825,239	$ 1,560,721
Reinvestment of distributions	2,134	943	120,009	47,571
Shares redeemed	(41,563)	(9,529)	(2,382,123)	(497,615)
Net increase (decrease)	61,975	20,844	$ 3,563,125	$ 1,110,677
Institutional Class
Shares sold	250	-	$ 13,998	$ -
Reinvestment of distributions	2	1	75	54
Shares redeemed	-	-	-	-
Net increase (decrease)	252	1	$ 14,073	$ 54
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	15,726	846	$ 906,475	$ 45,470
Reinvestment of distributions	154	12	8,830	626
Shares redeemed	(7,599)	-	(439,193)	-
Net increase (decrease)	8,281	858	$ 476,112	$ 46,096
Class T
Shares sold	5,127	-	$ 284,223	$ -
Reinvestment of distributions	241	55	13,527	2,776
Shares redeemed	-	-	-	-
Net increase (decrease)	5,368	55	$ 297,750	$ 2,776
Class C
Shares sold	7,488	1,254	$ 430,355	$ 67,885
Reinvestment of distributions	105	9	5,831	481
Shares redeemed	(3,151)	-	(174,356)	-
Net increase (decrease)	4,442	1,263	$ 261,830	$ 68,366
Income Replacement 2042
Shares sold	397,829	146,111	$ 22,936,171	$ 7,567,549
Reinvestment of distributions	10,109	2,829	569,905	142,929
Shares redeemed	(112,551)	(45,108)	(6,460,739)	(2,347,325)
Net increase (decrease)	295,387	103,832	$ 17,045,337	$ 5,363,153
Institutional Class
Shares sold	1,261	-	$ 71,051	$ -
Reinvestment of distributions	42	13	2,376	672
Shares redeemed	(1)	-	(55)	-
Net increase (decrease)	1,302	13	$ 73,372	$ 672

* Amount represents less than one share.

Annual Report

Notes to Financial Statements - continued

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investment by the Fund within their principle investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2030 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	15%	11%	27%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust), including the schedules of investments, as of July 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund as of July 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 19, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Income Replacement Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Income Replacement Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Income Replacement Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Income Replacement Fund's performance. If the interests of a Fidelity Income Replacement Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Income Replacement Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 224 funds. Ms. Acton oversees 206 funds. Mr. Curvey oversees 397 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Income Replacement 2016	Pay Date	Record Date	Capital Gains
Class A	09/15/14	09/12/14	$0.900
Class T	09/15/14	09/12/14	$0.900
Class C	09/15/14	09/12/14	$0.900
Income Replacement 2018	Pay Date	Record Date	Capital Gains
Class A	09/15/14	09/12/14	$0.000
Class T	09/15/14	09/12/14	$0.000
Class C	09/15/14	09/12/14	$0.000
Income Replacement 2020	Pay Date	Record Date	Capital Gains
Class A	09/15/14	09/12/14	$0.442
Class T	09/15/14	09/12/14	$0.442
Class C	09/15/14	09/12/14	$0.442
Income Replacement 2022	Pay Date	Record Date	Capital Gains
Class A	09/15/14	09/12/14	$0.028
Class T	09/15/14	09/12/14	$0.028
Class C	09/15/14	09/12/14	$0.028
Income Replacement 2024	Pay Date	Record Date	Capital Gains
Class A	09/15/14	09/12/14	$0.367
Class T	09/15/14	09/12/14	$0.367
Class C	09/15/14	09/12/14	$0.367
Income Replacement 2026	Pay Date	Record Date	Capital Gains
Class A	09/15/14	09/12/14	$0.000
Class T	09/15/14	09/12/14	$0.000
Class C	09/15/14	09/12/14	$0.000
Income Replacement 2028	Pay Date	Record Date	Capital Gains
Class A	09/15/14	09/12/14	$0.000
Class T	09/15/14	09/12/14	$0.000
Class C	09/15/14	09/12/14	$0.000
Income Replacement 2030	Pay Date	Record Date	Capital Gains
Class A	09/15/14	09/12/14	$0.366
Class T	09/15/14	09/12/14	$0.366
Class C	09/15/14	09/12/14	$0.366
Income Replacement2032	Pay Date	Record Date	Capital Gains
Class A	09/15/14	09/12/14	$0.253
Class T	09/15/14	09/12/14	$0.253
Class C	09/15/14	09/12/14	$0.253
Income Replacement 2034	Pay Date	Record Date	Capital Gains
Class A	09/15/14	09/12/14	$0.476
Class T	09/15/14	09/12/14	$0.476
Class C	09/15/14	09/12/14	$0.476
Income Replacement 2036	Pay Date	Record Date	Capital Gains
Class A	09/15/14	09/12/14	$0.000
Class T	09/15/14	09/12/14	$0.000
Class C	09/15/14	09/12/14	$0.000
Income Replacement 2038	Pay Date	Record Date	Capital Gains
Class A	09/15/14	09/12/14	$0.380
Class T	09/15/14	09/12/14	$0.380
Class C	09/15/14	09/12/14	$0.380
Income Replacement 2040	Pay Date	Record Date	Capital Gains
Class A	09/15/14	09/12/14	$0.435
Class T	09/15/14	09/12/14	$0.435
Class C	09/15/14	09/12/14	$0.435
Income Replacement 2042	Pay Date	Record Date	Capital Gains
Class A	09/15/14	09/12/14	$0.467
Class T	09/15/14	09/12/14	$0.467
Class C	09/15/14	09/12/14	$0.467

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2014, or, if subsequently determined to be different, the net capital gain of such year.

Income Replacement 2016	$118,541
Income Replacement 2020	$89,794
Income Replacement 2024	$66,215
Income Replacement 2030	$115,913
Income Replacement 2032	$49,207
Income Replacement 2034	$91,561
Income Replacement 2038	$66,976
Income Replacement 2040	$79,752
Income Replacement 2042	$370,562

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Income Replacement 2016
Class A	5.88%
Class T	5.88%
Class C	5.88%
Income Replacement 2018
Class A	6.60%
Class T	6.60%
Class C	6.60%
Income Replacement 2020
Class A	6.13%
Class T	6.13%
Class C	6.13%
Income Replacement 2022
Class A	4.88%
Class T	4.88%
Class C	4.88%
Income Replacement 2024
Class A	4.29%
Class T	4.29%
Class C	4.29%
Income Replacement 2026
Class A	3.84%
Class T	3.84%
Class C	3.84%
Income Replacement 2028
Class A	4.03%
Class T	4.03%
Class C	4.03%
Income Replacement 2030
Class A	4.25%
Class T	4.25%
Class C	4.25%
Income Replacement 2032
Class A	3.32%
Class T	3.32%
Class C	3.32%
Income Replacement 2034
Class A	3.56%
Class T	3.56%
Class C	3.56%
Income Replacement 2036
Class A	3.07%
Class T	3.07%
Class C	3.07%
Income Replacement 2038
Class A	3.03%
Class T	3.03%
Class C	3.03%
Income Replacement 2040
Class A	2.93%
Class T	2.93%
Class C	2.93%
Income Replacement 2042
Class A	2.88%
Class T	2.88%
Class C	2.88%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class C
Income Replacement 2016
August 2013	26%	73%	0%
September 2013	35%	63%	0%
October 2013	29%	40%	100%
November 2013	37%	77%	0%
December 2013 (Ex Date 12/20/13)	24%	24%	24%
December 2013 (Ex Date 12/30/13)	30%	33%	61%
January 2014	3%	7%	0%
February 2014	3%	15%	0%
March 2014	4%	14%	0%
April 2014	3%	5%	0%
May 2014	4%	0%	0%
June 2014	3%	8%	0%
July 2014	3%	5%	0%

	Class A	Class T	Class C
Income Replacement 2018
August 2013	26%	41%	0%
September 2013	33%	28%	100%
October 2013	29%	35%	55%
November 2013	33%	51%	0%
December 2013 (Ex Date 12/20/13)	28%	28%	28%
December 2013 (Ex Date 12/30/13)	29%	32%	41%
January 2014	4%	5%	81%
February 2014	4%	6%	0%
March 2014	4%	6%	0%
April 2014	4%	4%	6%
May 2014	4%	7%	0%
June 2014	4%	5%	100%
July 2014	3%	4%	7%
	Class A	Class T	Class C
Income Replacement 2020
August 2013	31%	54%	0%
September 2013	42%	61%	100%
October 2013	38%	44%	68%
November 2013	44%	68%	0%
December 2013 (Ex Date 12/20/13)	35%	35%	35%
December 2013 (Ex Date 12/30/13)	36%	40%	48%
January 2014	6%	9%	100%
February 2014	6%	10%	100%
March 2014	7%	10%	0%
April 2014	6%	7%	11%
May 2014	7%	11%	0%
June 2014	6%	8%	33%
July 2014	6%	6%	10%
	Class A	Class T	Class C
Income Replacement 2022
August 2013	39%	62%	0%
September 2013	51%	67%	100%
October 2013	46%	56%	90%
November 2013	53%	82%	0%
December 2013 (Ex Date 12/20/13)	40%	40%	40%
December 2013 (Ex Date 12/30/13)	42%	43%	54%
January 2014	12%	14%	0%
February 2014	11%	17%	0%
March 2014	11%	17%	14%
April 2014	9%	10%	18%
May 2014	10%	10%	0%
June 2014	9%	13%	34%
July 2014	9%	11%	16%
	Class A	Class T	Class C
Income Replacement 2024
August 2013	42%	69%	0%
September 2013	57%	84%	100%
October 2013	50%	60%	100%
November 2013	60%	100%	0%
December 2013 (Ex Date 12/20/13)	45%	45%	45%
December 2013 (Ex Date 12/30/13)	47%	51%	59%
January 2014	12%	19%	0%
February 2014	17%	19%	0%
March 2014	13%	20%	100%
April 2014	11%	13%	23%
May 2014	13%	22%	0%
June 2014	11%	15%	56%
July 2014	11%	12%	19%
	Class A	Class T	Class C
Income Replacement 2026
August 2013	45%	75%	0%
September 2013	58%	70%	100%
October 2013	52%	62%	100%
November 2013	61%	97%	0%
December 2013 (Ex Date 12/20/13)	46%	46%	46%
December 2013 (Ex Date 12/30/13)	49%	52%	60%
January 2014	14%	22%	0%
February 2014	14%	23%	0%
March 2014	14%	23%	0%
April 2014	11%	23%	22%
May 2014	14%	65%	0%
June 2014	13%	17%	81%
July 2014	12%	14%	20%
	Class A	Class T	Class C
Income Replacement 2028
August 2013	47%	80%	0%
September 2013	90%	81%	100%
October 2013	50%	62%	92%
November 2013	64%	100%	0%
December 2013 (Ex Date 12/20/13)	46%	46%	46%
December 2013 (Ex Date 12/30/13)	49%	52%	59%
January 2014	20%	32%	0%
February 2014	22%	43%	0%
March 2014	21%	42%	0%
April 2014	17%	21%	39%
May 2014	22%	46%	0%
June 2014	18%	26%	100%
July 2014	17%	20%	32%
	Class A	Class T	Class C
Income Replacement 2030
August 2013	57%	96%	0%
September 2013	63%	89%	100%
October 2013	57%	76%	100%
November 2013	73%	100%	0%
December 2013 (Ex Date 12/20/13)	50%	50%	50%
December 2013 (Ex Date 12/30/13)	53%	57%	65%
January 2014	16%	21%	0%
February 2014	16%	27%	0%
March 2014	18%	33%	0%
April 2014	13%	17%	26%
May 2014	17%	23%	0%
June 2014	15%	22%	48%
July 2014	13%	16%	24%
	Class A	Class T	Class C
Income Replacement 2032
August 2013	55%	86%	0%
September 2013	62%	100%	100%
October 2013	54%	68%	100%
November 2013	71%	100%	0%
December 2013 (Ex Date 12/20/13)	50%	50%	50%
December 2013 (Ex Date 12/30/13)	52%	55%	62%
January 2014	14%	21%	0%
February 2014	13%	23%	0%
March 2014	14%	28%	0%
April 2014	11%	13%	21%
May 2014	14%	23%	0%
June 2014	14%	17%	65%
July 2014	11%	13%	20%
	Class A	Class T	Class C
Income Replacement 2034
August 2013	53%	94%	0%
September 2013	71%	95%	100%
October 2013	58%	71%	100%
November 2013	54%	100%	0%
December 2013 (Ex Date 12/20/13)	51%	51%	51%
December 2013 (Ex Date 12/30/13)	54%	57%	65%
January 2014	18%	29%	0%
February 2014	18%	30%	0%
March 2014	18%	39%	0%
April 2014	14%	17%	27%
May 2014	18%	35%	0%
June 2014	16%	22%	100%
July 2014	14%	17%	26%
	Class A	Class T	Class C
Income Replacement 2036
August 2013	52%	96%	0%
September 2013	69%	92%	100%
October 2013	51%	71%	100%
November 2013	72%	100%	0%
December 2013 (Ex Date 12/20/13)	53%	53%	53%
December 2013 (Ex Date 12/30/13)	55%	58%	66%
January 2014	16%	28%	0%
February 2014	16%	27%	0%
March 2014	16%	31%	0%
April 2014	13%	15%	24%
May 2014	17%	32%	0%
June 2014	14%	19%	85%
July 2014	13%	15%	24%
	Class A	Class T	Class C
Income Replacement 2038
August 2013	56%	100%	0%
September 2013	72%	100%	0%
October 2013	62%	77%	100%
November 2013	82%	100%	0%
December 2013 (Ex Date 12/20/13)	54%	54%	54%
December 2013 (Ex Date 12/30/13)	57%	61%	68%
January 2014	14%	22%	0%
February 2014	14%	26%	0%
March 2014	15%	22%	0%
April 2014	12%	14%	23%
May 2014	15%	32%	0%
June 2014	13%	19%	100%
July 2014	12%	14%	22%
	Class A	Class T	Class C
Income Replacement 2040
August 2013	31%	55%	0%
September 2013	70%	89%	100%
October 2013	62%	69%	100%
November 2013	100%	100%	0%
December 2013 (Ex Date 12/20/13)	54%	54%	54%
December 2013 (Ex Date 12/30/13)	56%	59%	67%
January 2014	21%	71%	0%
February 2014	18%	24%	0%
March 2014	19%	47%	0%
April 2014	16%	14%	26%
May 2014	19%	42%	0%
June 2014	17%	23%	100%
July 2014	15%	18%	29%
	Class A	Class T	Class C
Income Replacement 2042
August 2013	58%	56%	0%
September 2013	66%	85%	0%
October 2013	63%	77%	100%
November 2013	75%	100%	0%
December 2013 (Ex Date 12/20/13)	54%	54%	54%
December 2013 (Ex Date 12/30/13)	56%	60%	66%
January 2014	21%	40%	0%
February 2014	20%	38%	0%
March 2014	21%	41%	0%
April 2014	15%	20%	27%
May 2014	22%	36%	0%
June 2014	18%	26%	100%
July 2014	16%	20%	28%

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARW-UANN-0914
1.848191.106

Fidelity Advisor Income Replacement FundsSM -

2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Institutional Class

Annual Report

July 31, 2014

Each Institutional Class is a class of
Fidelity Income Replacement FundsSM

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor Income Replacement 2016 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2018 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2020 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2022 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2024 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2026 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2028 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2030 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2032 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2034 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2036 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2038 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2040 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2042 FundSM	(Click Here) (Click Here) (Click Here)	Investment Changes Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

Annual Report

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Advisor Income Replacement 2016 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fundA
Institutional Class	2.81%	5.74%	3.10%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2016 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

36,000
32,500
30,000
27,500
25,000
22,500
20,000
$19,000
2008
2009
2010
2011
2012
2013
2014

Period Ending Values

$30,886 Fidelity Advisor Income Replacement 2016 Fund – Institutional Class

$35,110 Barclays® U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2018 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Institutional Class	5.40%	7.19%	3.86%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2018 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

36,000
32,500
30,000
27,500
25,000
22,500
20,000
$19,000
2008
2009
2010
2011
2012
2013
2014

Period Ending Values

$32,500 Fidelity Advisor Income Replacement 2018 Fund – Institutional Class

$35,110 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2020 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Institutional Class	6.74%	8.19%	4.31%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2020 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

36,000
32,500
30,000
27,500
25,000
22,500
20,000
$18,000
2008
2009
2010
2011
2012
2013
2014
Period Ending Values
$33,482 Fidelity Advisor Income Replacement 2020 Fund – Institutional Class
$35,110 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2022 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Institutional Class	7.81%	8.94%	4.69%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2022 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

36,000
32,500
30,000
27,500
25,000
22,500
20,000
$18,000
2008
2009
2010
2011
2012
2013
2014

Period Ending Values

$34,332 Fidelity Advisor Income Replacement 2022 Fund – Institutional Class

$35,110 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2024 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Institutional Class	8.58%	9.48%	4.95%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2024 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

36,000
32,500
30,000
27,500
25,000
22,500
20,000
$17,000
2008
2009
2010
2011
2012
2013
2014

Period Ending Values

$34,941 Fidelity Advisor Income Replacement 2024 Fund – Institutional Class

$35,110 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2026 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fundA
Institutional Class	9.13%	9.85%	5.07%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2026 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

36,000
32,500
30,000
27,500
25,000
22,500
20,000
$17,000
2008
2009
2010
2011
2012
2013
2014

Period Ending Values

$35,198 Fidelity Advisor Income Replacement 2026 Fund – Institutional Class

$35,110 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2028 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Institutional Class	9.52%	10.12%	5.17%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2028 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays U.S. Aggregate Bond Index performed over the same period.

36,000
32,500
30,000
27,500
25,000
22,500
20,000
$17,000
2008
2009
2010
2011
2012
2013
2014
Period Ending Values
$35,442 Fidelity Advisor Income Replacement 2028 Fund – Institutional Class
$35,110 Barclays U.S. Aggregate Bond Index

Annual Report

Fidelity Advisor Income Replacement 2030 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Institutional Class	9.78%	10.35%	5.25%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2030 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index and Barclays U.S. Aggregate Bond IndexA performed over the same period.

40,000
35,000
30,000
25,000
20,000
15,000
$13,000
2008
2009
2010
2011
2012
2013
2014

Period Ending Values

———	$35,621	Fidelity Advisor Income Replacement 2030 Fund – Institutional Class
······	$35,110	Barclays U.S. Aggregate Bond Index
– – –	$38,511	S&P 500® Index

A Going forward, the fund's performance will be compared to the Barclays U.S. Aggregate Bond Index, rather than the S&P 500 Index. The Barclays U.S. Aggregate Bond Index more closely represents the fund's investment strategy, as fixed-income and short-term funds currently represent the majority of the fund's assets.

Annual Report

Fidelity Advisor Income Replacement 2032 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Institutional Class	10.04%	10.55%	5.28%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2032 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

40,000
35,000
30,000
25,000
20,000
15,000
$13,000
2008
2009
2010
2011
2012
2013
2014

Period Ending Values

$35,688 Fidelity Advisor Income Replacement 2032 Fund – Institutional Class

$38,511 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2034 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Institutional Class	10.23%	10.73%	5.26%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2034 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

40,000
35,000
30,000
25,000
20,000
15,000
$13,000
2008
2009
2010
2011
2012
2013
2014

Period Ending Values

$35,650 Fidelity Advisor Income Replacement 2034 Fund – Institutional Class

$38,511 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2036 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Institutional Class	10.49%	10.94%	5.30%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2036 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

40,000
35,000
30,000
25,000
20,000
15,000
$13,000
2008
2009
2010
2011
2012
2013
2014

Period Ending Values

$35,752 Fidelity Advisor Income Replacement 2036 Fund – Institutional Class

$38,511 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2038 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Institutional Class	10.66%	11.17%	5.02%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2038 Fund - Institutional Class on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

40,000
35,000
30,000
25,000
20,000
15,000
$12,000
2008
2009
2010
2011
2012
2013
2014

Period Ending Values

$34,512 Fidelity Advisor Income Replacement 2038 Fund – Institutional Class

$37,975 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2040 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Institutional Class	10.95%	11.47%	5.21%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2040 Fund - Institutional Class on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

40,000
35,000
30,000
25,000
20,000
15,000
$12,000
2008
2009
2010
2011
2012
2013
2014

Period Ending Values

$34,916 Fidelity Advisor Income Replacement 2040 Fund – Institutional Class

$37,975 S&P 500 Index

Annual Report

Fidelity Advisor Income Replacement 2042 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2014	Past 1 year	Past 5 years	Life of fund A
Institutional Class	11.32%	11.71%	5.36%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2042 Fund - Institutional Class on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

40,000
35,000
30,000
25,000
20,000
15,000
$12,000
2008
2009
2010
2011
2012
2013
2014

Period Ending Values

$35,262 Fidelity Advisor Income Replacement 2042 Fund – Institutional Class

$37,975 S&P 500 Index

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks overcame a slowing economy early in 2014 to post a strong gain for the 12-month period ending July 31, 2014, supported by healthy corporate profits and continued low interest rates. The S&P 500® Index rose 16.94%, reaching an all-time high near period end. The technology-heavy Nasdaq Composite Index® gained 22.00%, whereas the Russell 2000® Index returned 8.56%, reflecting the relatively lackluster performance of small-cap stocks, particularly in the final months of the period. Information technology (+28%) was the top-performing sector within the S&P 500®, driven by strong semiconductor and computer hardware sales and expectations for increased capital spending. Materials (+23%) rose amid higher prices for many commodity products. Health care (+21%) also performed well, driven in particular by gains in pharmaceuticals, biotechnology & life sciences companies. Energy stocks (+19%) advanced in the latter part of the period amid healthy U.S. output and the threat of supply disruptions in Iraq. While growth sectors performed well for the year, traditional defensive sectors - consumer staples, utilities and telecommunication services - lagged the market. Volatility remained tame overall, with markets supported by declining unemployment, near-record profit margins for companies, muted cost inflation, and fairly low corporate debt levels. Geopolitical tension remained a concern at period end, with conflict in Ukraine and strained relations between Russia and the West posing a potential threat to global growth; leading indicators for the world's major economies deteriorated somewhat in the second quarter. Still, the MSCI EAFE Index, representing non-U.S. developed markets, rose 15.21% for the period, posting a gain of 10% or more in every major global region. Emerging-markets equities rebounded from a loss in 2013, with the MSCI Emerging Markets Index advancing 15.72%, aided by falling long-term interest rates that encouraged investments in riskier assets.

Meanwhile, U.S. taxable investment-grade bonds also posted a positive return for the 12-month period, overcoming early-period fears that interest rates could keep rising. The Barclays® U.S. Aggregate Bond Index rose 3.97%, driven partly by economic growth concerns after an abnormally cold winter suppressed spending early in 2014. Bonds with maturities of 10 years or more stood out, returning far more than shorter-term securities across fixed-income asset classes. Lower-quality issues attracted some of the strongest buying interest, especially in the latter half of the period. Among sectors that make up the index, investment-grade credit rose 6.64%, aided by a low loan-default rate. By contrast, U.S. Treasuries, considered the safest bond investments, returned 1.99% for the year. High-yield investments, as measured by The BofA Merrill LynchSM US High Yield Constrained Index, rose 8.28%, as many investors were willing to take on greater risk for the possibility of higher returns. International developed-markets bonds outperformed their U.S. counterparts, with the Citigroup® Non-USD Group-of-Seven (G7) Equal Weighted Index returning 6.62%. Emerging-markets debt enjoyed a rally in 2014 that pushed the J.P. Morgan Emerging Markets Bond Index Global up 10.13% for the period.

Comments from Andrew Dierdorf and Brett Sumsion, Co-Portfolio Managers of Fidelity Advisor Income Replacement FundsSM: For the one-year period, each of the Funds' Institutional Class shares posted a positive absolute result. The longest-dated Funds - designed for shareholders who have a longer time horizon and thus having greater exposure to equities - delivered the greatest returns, while the Funds with shorter time horizons - which have higher allocations to bonds - delivered more-muted results. For the 12-month period, three of the underlying funds outperformed the S&P 500®, the benchmark for the Funds' equity asset class. Fidelity® Blue Chip Growth Fund and Fidelity® Series Broad Market Opportunities Fund, the Fund's largest U.S. equity fund holding, contributed the most to results. In addition, Fidelity Series 100 Index Fund posted a result close to that of the broader market. On the downside, the Funds' sizable position in Fidelity Equity-Income Fund underperformed. The return of Fidelity Series Small Cap Opportunities Fund, a very small allocation, ranked lowest for the period. The Funds' non-U.S. equity investment, Fidelity International Discovery Fund, delivered a double-digit return, albeit considerably lower than that of the S&P 500. The Funds' fixed-income asset class overall - comprising a diversified mix of underlying bond funds - performed well relative to the Barclays® U.S. Aggregate Bond Index. Fidelity Total Bond Fund was the strongest contributor in this asset class. The Funds' investments in Fidelity Capital & Income Fund, a small allocation, registered the highest absolute return as investors sought higher-yielding bonds, a primary focus of the fund. Fidelity Strategic Income Fund, which invests across all major fixed income asset classes, also helped. In line with the generally lower returns found in the segment, Fidelity Government Income Fund, offering exposure to the U.S. government and government-related bond sectors, delivered the lowest absolute result, exclusive of short-term funds.

Notes to shareholders: On January 21, 2014, Brett Sumsion became a Co-Manager of the Funds.

Fidelity Advisor Income Replacement 2018 FundSM closed to new accounts and additional purchases as of the close of business on May 30, 2014.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2014 to July 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,011.10	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,009.80	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,007.30	$ 4.98
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,012.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,012.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,024.00	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,022.90	$ 2.51
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	.99% C
Actual		$ 1,000.00	$ 1,020.20	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,025.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,025.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,030.70	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,029.40	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,027.00	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,032.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,032.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,036.00	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.49% C
Actual		$ 1,000.00	$ 1,034.70	$ 2.47
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Class C	.99% C
Actual		$ 1,000.00	$ 1,032.20	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,037.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,037.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,039.80	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,038.30	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,035.80	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,040.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,040.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,042.00	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,040.90	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,038.10	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,043.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,043.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.24% C
Actual		$ 1,000.00	$ 1,043.80	$ 1.22
HypotheticalA		$ 1,000.00	$ 1,023.60	$ 1.20
Class T	.50%
Actual		$ 1,000.00	$ 1,042.60	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	.99% C
Actual		$ 1,000.00	$ 1,040.00	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,045.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,045.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,045.00	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,043.70	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,041.10	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,046.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,046.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,046.10	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,044.90	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	.99% C
Actual		$ 1,000.00	$ 1,042.30	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,047.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,047.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,046.90	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,045.50	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,043.00	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,048.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,048.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,047.90	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,046.50	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,043.80	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,049.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,049.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,048.60	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,047.30	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,044.80	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,049.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,050.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,049.80	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.49%C
Actual		$ 1,000.00	$ 1,048.60	$ 2.49
HypotheticalA		$ 1,000.00	$ 1,022.36	$ 2.46
Class C	1.00%
Actual		$ 1,000.00	$ 1,045.80	$ 5.07
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,051.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,051.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
	Annualized Expense Ratio B	Beginning Account Value February 1, 2014	Ending Account Value July 31, 2014	Expenses Paid During Period* February 1, 2014 to July 31, 2014
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,051.30	$ 1.27
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,050.10	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	.99% C
Actual		$ 1,000.00	$ 1,047.30	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,052.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,052.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Annual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	1.1	1.3
Fidelity Blue Chip Growth Fund	1.0	1.3
Fidelity Equity-Income Fund	1.6	1.9
Fidelity Large Cap Stock Fund	1.2	1.4
Fidelity Series 100 Index Fund	1.0	1.3
Fidelity Series Broad Market Opportunities Fund	1.8	2.2
Fidelity Series Small Cap Opportunities Fund	0.1	0.2
	7.8	9.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	2.3	3.4
Fidelity Strategic Real Return Fund	2.3	3.4
Fidelity Total Bond Fund	6.9	10.3
	11.5	17.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	52.8	46.9
Fidelity Short-Term Bond Fund	27.9	26.4
	80.7	73.3
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	7.8%
Investment Grade Fixed-Income Funds	11.5%
Short-Term Funds	80.7%

Six months ago
Domestic Equity Funds	9.6%
Investment Grade Fixed-Income Funds	17.1%
Short-Term Funds	73.3%

Expected
Domestic Equity Funds	5.8%
Investment Grade Fixed-Income Funds	4.6%
Short-Term Funds	89.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2016 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 7.8%
	Shares	Value
Domestic Equity Funds - 7.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	2,544	$ 53,884
Fidelity Blue Chip Growth Fund (b)	759	50,639
Fidelity Equity-Income Fund (b)	1,277	78,226
Fidelity Large Cap Stock Fund (b)	2,127	58,923
Fidelity Series 100 Index Fund (b)	4,046	51,470
Fidelity Series Broad Market Opportunities Fund (b)	5,778	88,756
Fidelity Series Small Cap Opportunities Fund (b)	577	7,476
TOTAL EQUITY FUNDS (Cost $217,331)		389,374
Fixed-Income Funds - 11.5%

Investment Grade Fixed-Income Funds - 11.5%
Fidelity Government Income Fund (b)	11,153	115,657
Fidelity Strategic Real Return Fund (b)	11,955	114,414
Fidelity Total Bond Fund (b)	32,461	346,685
TOTAL FIXED-INCOME FUNDS (Cost $509,914)		576,756
Short-Term Funds - 80.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	2,636,597	$ 2,636,597
Fidelity Short-Term Bond Fund (b)	162,035	1,391,877
TOTAL SHORT-TERM FUNDS (Cost $3,981,016)		4,028,474
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,708,261)		4,994,604
NET OTHER ASSETS (LIABILITIES) - 0.0%		(470)
NET ASSETS - 100%		$ 4,994,134
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Mid Cap II Fund Institutional Class	$ 106,757	$ 21,249	$ 76,736	$ 88	$ 53,884
Fidelity Blue Chip Growth Fund	98,838	16,503	74,051	361	50,639
Fidelity Equity-Income Fund	151,494	17,256	101,573	2,942	78,226
Fidelity Government Income Fund	291,416	28,612	206,324	3,315	115,657
Fidelity Institutional Money Market Portfolio Institutional Class	2,558,368	1,073,851	995,621	2,235	2,636,597
Fidelity Large Cap Stock Fund	114,261	15,086	82,452	747	58,923
Fidelity Series 100 Index Fund	98,617	11,026	68,405	1,605	51,470
Fidelity Series Broad Market Opportunities Fund	174,262	18,516	125,530	627	88,756
Fidelity Series Small Cap Opportunities Fund	15,242	3,125	10,590	3	7,476
Fidelity Short-Term Bond Fund	1,556,260	404,453	574,369	13,552	1,391,877
Fidelity Strategic Real Return Fund	291,366	31,061	211,411	4,180	114,414
Fidelity Total Bond Fund	876,146	102,316	634,728	18,225	346,685
Total	$ 6,333,027	$ 1,743,054	$ 3,161,790	$ 47,880	$ 4,994,604
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $4,708,261) - See accompanying schedule		$ 4,994,604
Receivable for investments sold		6,936
Receivable for fund shares sold		75,000
Total assets		5,076,540

Liabilities
Payable for investments purchased	$ 66,548
Payable for fund shares redeemed	15,401
Distribution and service plan fees payable	457
Total liabilities		82,406

Net Assets		$ 4,994,134
Net Assets consist of:
Paid in capital		$ 4,644,005
Undistributed net investment income		490
Accumulated undistributed net realized gain (loss) on investments		63,296
Net unrealized appreciation (depreciation) on investments		286,343
Net Assets		$ 4,994,134

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($185,472 ÷ 3,534.10 shares)		$ 52.48

Maximum offering price per share (100/94.25 of $52.48)		$ 55.68
Class T: Net Asset Value and redemption price per share ($120,043 ÷ 2,287.22 shares)		$ 52.48

Maximum offering price per share (100/96.50 of $52.48)		$ 54.38

Class C: Net Asset Value and offering price per share ($442,716 ÷ 8,472.13 shares)A		$ 52.26

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($4,225,138 ÷ 80,523.72 shares)		$ 52.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($20,765 ÷ 395.73 shares)		$ 52.47

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 47,880

Expenses
Distribution and service plan fees	$ 6,409
Independent trustees' compensation	23
Total expenses before reductions	6,432
Expense reductions	(23)	6,409
Net investment income (loss)		41,471
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	236,211
Capital gain distributions from underlying funds	34,835
Total net realized gain (loss)		271,046
Change in net unrealized appreciation (depreciation) on underlying funds		(155,891)
Net gain (loss)		115,155
Net increase (decrease) in net assets resulting from operations		$ 156,626

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,471	$ 81,573
Net realized gain (loss)	271,046	349,071
Change in net unrealized appreciation (depreciation)	(155,891)	(168,305)
Net increase (decrease) in net assets resulting from operations	156,626	262,339
Distributions to shareholders from net investment income	(41,835)	(82,163)
Distributions to shareholders from net realized gain	(4,675)	(30,226)
Total distributions	(46,510)	(112,389)
Share transactions - net increase (decrease)	(1,448,333)	(1,960,985)
Total increase (decrease) in net assets	(1,338,217)	(1,811,035)

Net Assets
Beginning of period	6,332,351	8,143,386
End of period (including undistributed net investment income of $490 and undistributed net investment income of $853, respectively)	$ 4,994,134	$ 6,332,351

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 51.49	$ 50.46	$ 49.82	$ 47.04	$ 43.62
Income from Investment Operations
Net investment income (loss) C	.305	.500	.736	.821	.831
Net realized and unrealized gain (loss)	1.012	1.219	.842	3.054	3.539
Total from investment operations	1.317	1.719	1.578	3.875	4.370
Distributions from net investment income	(.287)	(.487)	(.733)	(.834)	(.830)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(.327)	(.689)	(.938)	(1.095)	(.950)
Net asset value, end of period	$ 52.48	$ 51.49	$ 50.46	$ 49.82	$ 47.04
Total ReturnA, B	2.56%	3.43%	3.23%	8.30%	10.08%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	.59%	.98%	1.49%	1.68%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 185	$ 331	$ 886	$ 1,798	$ 2,308
Portfolio turnover rate D	31%	40%	44%	31%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 51.50	$ 50.47	$ 49.81	$ 47.04	$ 43.62
Income from Investment Operations
Net investment income (loss)C	.175	.372	.612	.698	.716
Net realized and unrealized gain (loss)	1.006	1.225	.847	3.043	3.540
Total from investment operations	1.181	1.597	1.459	3.741	4.256
Distributions from net investment income	(.161)	(.365)	(.594)	(.710)	(.716)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(.201)	(.567)	(.799)	(.971)	(.836)
Net asset value, end of period	$ 52.48	$ 51.50	$ 50.47	$ 49.81	$ 47.04
Total ReturnA, B	2.30%	3.18%	2.98%	8.00%	9.81%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.34%	.73%	1.24%	1.42%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 120	$ 135	$ 194	$ 529	$ 638
Portfolio turnover rate D	31%	40%	44%	31%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 51.41	$ 50.45	$ 49.83	$ 47.03	$ 43.61
Income from Investment Operations
Net investment income (loss) C	(.085)	.116	.364	.453	.485
Net realized and unrealized gain (loss)	1.014	1.225	.837	3.055	3.531
Total from investment operations	.929	1.341	1.201	3.508	4.016
Distributions from net investment income	(.039)	(.179)	(.376)	(.447)	(.476)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(.079)	(.381)	(.581)	(.708)	(.596)
Net asset value, end of period	$ 52.26	$ 51.41	$ 50.45	$ 49.83	$ 47.03
Total ReturnA, B	1.81%	2.67%	2.45%	7.49%	9.24%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	(.16)%	.23%	.74%	.92%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 443	$ 575	$ 891	$ 759	$ 1,075
Portfolio turnover rate D	31%	40%	44%	31%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2016

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.63
Income from Investment Operations
Net investment income (loss) B	.435	.627	.859	.944	.948
Net realized and unrealized gain (loss)	1.007	1.229	.838	3.055	3.539
Total from investment operations	1.442	1.856	1.697	3.999	4.487
Distributions from net investment income	(.422)	(.624)	(.862)	(.958)	(.947)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(.462)	(.826)	(1.067)	(1.219)	(1.067)
Net asset value, end of period	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05
Total ReturnA	2.81%	3.71%	3.48%	8.57%	10.36%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.84%	1.23%	1.74%	1.93%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,225	$ 5,262	$ 6,124	$ 6,873	$ 6,946
Portfolio turnover rate C	31%	40%	44%	31%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 51.49	$ 50.46	$ 49.83	$ 47.05	$ 43.64
Income from Investment Operations
Net investment income (loss) B	.435	.628	.861	.945	.947
Net realized and unrealized gain (loss)	1.007	1.228	.836	3.054	3.530
Total from investment operations	1.442	1.856	1.697	3.999	4.477
Distributions from net investment income	(.422)	(.624)	(.862)	(.958)	(.947)
Distributions from net realized gain	(.040)	(.202)	(.205)	(.261)	(.120)
Total distributions	(.462)	(.826)	(1.067)	(1.219)	(1.067)
Net asset value, end of period	$ 52.47	$ 51.49	$ 50.46	$ 49.83	$ 47.05
Total ReturnA	2.81%	3.71%	3.48%	8.57%	10.33%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	.84%	1.23%	1.74%	1.92%	2.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21	$ 30	$ 49	$ 44	$ 108
Portfolio turnover rate C	31%	40%	44%	31%	40%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.4	2.8
Fidelity Blue Chip Growth Fund	2.2	2.6
Fidelity Equity-Income Fund	3.4	3.9
Fidelity Large Cap Stock Fund	2.6	2.9
Fidelity Series 100 Index Fund	2.2	2.5
Fidelity Series Broad Market Opportunities Fund	3.9	4.5
Fidelity Series Small Cap Opportunities Fund	0.3	0.4
	17.0	19.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.0	7.9
Fidelity Strategic Real Return Fund	7.0	7.8
Fidelity Total Bond Fund	21.1	23.6
	35.1	39.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	36.2	23.7
Fidelity Short-Term Bond Fund	11.7	17.4
	47.9	41.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	17.0%
Investment Grade Fixed-Income Funds	35.1%
Short-Term Funds	47.9%

Six months ago
Domestic Equity Funds	19.6%
Investment Grade Fixed-Income Funds	39.3%
Short-Term Funds	41.1%

Expected
Domestic Equity Funds	14.4%
Investment Grade Fixed-Income Funds	28.9%
Short-Term Funds	56.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2018 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 17.0%
	Shares	Value
Domestic Equity Funds - 17.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	8,017	$ 169,791
Fidelity Blue Chip Growth Fund (b)	2,385	159,132
Fidelity Equity-Income Fund (b)	4,015	246,066
Fidelity Large Cap Stock Fund (b)	6,690	185,321
Fidelity Series 100 Index Fund (b)	12,716	161,744
Fidelity Series Broad Market Opportunities Fund (b)	18,266	280,568
Fidelity Series Small Cap Opportunities Fund (b)	1,825	23,652
TOTAL EQUITY FUNDS (Cost $879,525)		1,226,274
Fixed-Income Funds - 35.1%

Investment Grade Fixed-Income Funds - 35.1%
Fidelity Government Income Fund (b)	48,886	506,949
Fidelity Strategic Real Return Fund (b)	52,401	501,479
Fidelity Total Bond Fund (b)	142,278	1,519,533
TOTAL FIXED-INCOME FUNDS (Cost $2,511,070)		2,527,961
Short-Term Funds - 47.9%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	2,605,957	$ 2,605,957
Fidelity Short-Term Bond Fund (b)	97,765	839,804
TOTAL SHORT-TERM FUNDS (Cost $3,435,750)		3,445,761
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,826,345)		7,199,996
NET OTHER ASSETS (LIABILITIES) - 0.0%		(982)
NET ASSETS - 100%		$ 7,199,014
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 47,187	$ 5,629	$ 57,187	$ 254	$ -
Fidelity Advisor Mid Cap II Fund Institutional Class	170,368	118,733	123,091	180	169,791
Fidelity Blue Chip Growth Fund	157,814	101,020	120,825	645	159,132
Fidelity Equity-Income Fund	242,856	139,162	160,775	6,486	246,066
Fidelity Government Income Fund	472,175	274,168	245,466	8,281	506,949
Fidelity Institutional Money Market Portfolio Institutional Class	1,057,338	2,113,477	564,855	1,359	2,605,957
Fidelity Large Cap Stock Fund	182,263	112,781	133,101	1,689	185,321
Fidelity Series 100 Index Fund	157,461	90,823	109,027	3,131	161,744
Fidelity Series Broad Market Opportunities Fund	278,946	157,451	199,870	1,275	280,568
Fidelity Series Small Cap Opportunities Fund	24,159	16,550	16,406	6	23,652
Fidelity Short-Term Bond Fund	1,058,027	639,371	861,848	9,631	839,804
Fidelity Strategic Real Return Fund	472,164	277,554	259,580	10,301	501,479
Fidelity Total Bond Fund	1,417,756	843,117	757,134	44,217	1,519,533
Total	$ 5,738,514	$ 4,889,836	$ 3,609,165	$ 87,455	$ 7,199,996
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $6,826,345) - See accompanying schedule		$ 7,199,996
Receivable for fund shares sold		75,060
Total assets		7,275,056

Liabilities
Payable for investments purchased	$ 75,003
Distribution and service plan fees payable	1,039
Total liabilities		76,042

Net Assets		$ 7,199,014
Net Assets consist of:
Paid in capital		$ 7,208,238
Undistributed net investment income		1,164
Accumulated undistributed net realized gain (loss) on investments		(384,039)
Net unrealized appreciation (depreciation) on investments		373,651
Net Assets		$ 7,199,014

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($867,777 ÷ 15,933.42 shares)		$ 54.46

Maximum offering price per share (100/94.25 of $54.46)		$ 57.78
Class T: Net Asset Value and redemption price per share ($444,068 ÷ 8,151.69 shares)		$ 54.48

Maximum offering price per share (100/96.50 of $54.48)		$ 56.46

Class C: Net Asset Value and offering price per share ($787,366 ÷ 14,484.47 shares)A		$ 54.36

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($4,665,488 ÷ 85,647.76 shares)		$ 54.47

Institutional Class: Net Asset Value, offering price and redemption price per share ($434,315 ÷ 7,972.24 shares)		$ 54.48

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 87,455

Expenses
Distribution and service plan fees	$ 9,804
Independent trustees' compensation	25
Total expenses before reductions	9,829
Expense reductions	(25)	9,804
Net investment income (loss)		77,651
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	43,817
Capital gain distributions from underlying funds	68,215
Total net realized gain (loss)		112,032
Change in net unrealized appreciation (depreciation) on underlying funds		136,996
Net gain (loss)		249,028
Net increase (decrease) in net assets resulting from operations		$ 326,679

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 77,651	$ 86,163
Net realized gain (loss)	112,032	140,568
Change in net unrealized appreciation (depreciation)	136,996	92,673
Net increase (decrease) in net assets resulting from operations	326,679	319,404
Distributions to shareholders from net investment income	(77,552)	(86,074)
Distributions to shareholders from net realized gain	(9,595)	(32,209)
Total distributions	(87,147)	(118,283)
Share transactions - net increase (decrease)	1,221,542	(166,169)
Total increase (decrease) in net assets	1,461,074	34,952

Net Assets
Beginning of period	5,737,940	5,702,988
End of period (including undistributed net investment income of $1,164 and undistributed net investment income of $1,066, respectively)	$ 7,199,014	$ 5,737,940

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.45	$ 50.59	$ 49.87	$ 46.45	$ 42.81
Income from Investment Operations
Net investment income (loss) C	.588	.719	.774	.836	.836
Net realized and unrealized gain (loss)	2.080	2.135	.909	3.655	3.763
Total from investment operations	2.668	2.854	1.683	4.491	4.599
Distributions from net investment income	(.579)	(.705)	(.765)	(.834)	(.839)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.658)	(.994)	(.963)	(1.071)	(.959)
Net asset value, end of period	$ 54.46	$ 52.45	$ 50.59	$ 49.87	$ 46.45
Total ReturnA, B	5.11%	5.70%	3.45%	9.73%	10.80%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.10%	1.39%	1.57%	1.71%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$ 868	$ 774	$ 762	$ 784	$ 1,147
Portfolio turnover rate D	56%	41%	44%	39%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.48	$ 50.62	$ 49.90	$ 46.48	$ 42.83
Income from Investment Operations
Net investment income (loss) C	.454	.589	.651	.716	.722
Net realized and unrealized gain (loss)	2.085	2.133	.909	3.664	3.759
Total from investment operations	2.539	2.722	1.560	4.380	4.481
Distributions from net investment income	(.460)	(.573)	(.642)	(.723)	(.711)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.539)	(.862)	(.840)	(.960)	(.831)
Net asset value, end of period	$ 54.48	$ 52.48	$ 50.62	$ 49.90	$ 46.48
Total ReturnA, B	4.86%	5.43%	3.19%	9.48%	10.51%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.85%	1.14%	1.32%	1.46%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 444	$ 101	$ 128	$ 148	$ 52
Portfolio turnover rate D	56%	41%	44%	39%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.38	$ 50.56	$ 49.85	$ 46.43	$ 42.80
Income from Investment Operations
Net investment income (loss) C	.187	.330	.403	.469	.495
Net realized and unrealized gain (loss)	2.073	2.129	.912	3.659	3.760
Total from investment operations	2.260	2.459	1.315	4.128	4.255
Distributions from net investment income	(.201)	(.350)	(.407)	(.471)	(.505)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.280)	(.639)	(.605)	(.708)	(.625)
Net asset value, end of period	$ 54.36	$ 52.38	$ 50.56	$ 49.85	$ 46.43
Total ReturnA, B	4.32%	4.90%	2.68%	8.93%	9.98%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.35%	.64%	.82%	.96%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 787	$ 498	$ 439	$ 226	$ 201
Portfolio turnover rate D	56%	41%	44%	39%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2018

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.46	$ 50.60	$ 49.88	$ 46.46	$ 42.82
Income from Investment Operations
Net investment income (loss) B	.722	.848	.898	.960	.950
Net realized and unrealized gain (loss)	2.081	2.135	.908	3.657	3.761
Total from investment operations	2.803	2.983	1.806	4.617	4.711
Distributions from net investment income	(.714)	(.834)	(.888)	(.960)	(.951)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.793)	(1.123)	(1.086)	(1.197)	(1.071)
Net asset value, end of period	$ 54.47	$ 52.46	$ 50.60	$ 49.88	$ 46.46
Total ReturnA	5.38%	5.96%	3.71%	10.01%	11.07%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.35%	1.64%	1.82%	1.96%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,665	$ 3,875	$ 3,904	$ 3,806	$ 3,681
Portfolio turnover rate C	56%	41%	44%	39%	24%
A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.46	$ 50.61	$ 49.89	$ 46.46	$ 42.82
Income from Investment Operations
Net investment income (loss) B	.722	.849	.891	.959	.950
Net realized and unrealized gain (loss)	2.091	2.124	.915	3.668	3.761
Total from investment operations	2.813	2.973	1.806	4.627	4.711
Distributions from net investment income	(.714)	(.834)	(.888)	(.960)	(.951)
Distributions from net realized gain	(.079)	(.289)	(.198)	(.237)	(.120)
Total distributions	(.793)	(1.123)	(1.086)	(1.197)	(1.071)
Net asset value, end of period	$ 54.48	$ 52.46	$ 50.61	$ 49.89	$ 46.46
Total ReturnA	5.40%	5.94%	3.71%	10.03%	11.07%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.35%	1.64%	1.82%	1.96%	2.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 434	$ 491	$ 470	$ 320	$ 350
Portfolio turnover rate C	56%	41%	44%	39%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.3	3.6
Fidelity Blue Chip Growth Fund	3.1	3.4
Fidelity Equity-Income Fund	4.8	5.1
Fidelity Large Cap Stock Fund	3.7	3.8
Fidelity Series 100 Index Fund	3.2	3.3
Fidelity Series Broad Market Opportunities Fund	5.5	6.0
Fidelity Series Small Cap Opportunities Fund	0.5	0.5
	24.1	25.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.2	2.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.4	8.3
Fidelity Strategic Real Return Fund	8.4	8.3
Fidelity Total Bond Fund	25.2	24.8
	42.0	41.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	15.9	15.1
Fidelity Short-Term Bond Fund	15.8	15.3
	31.7	30.4
Net Other Assets (Liabilities)	0.0*	0.1
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	24.1%
International Equity Funds	2.2%
Investment Grade Fixed-Income Funds	42.0%
Short-Term Funds	31.7%

Six months ago
Domestic Equity Funds	25.7%
International Equity Funds	2.4%
Investment Grade Fixed-Income Funds	41.4%
Short-Term Funds	30.4%
Net Other Assets (Liabilities)	0.1%

Expected
Domestic Equity Funds	22.6%
International Equity Funds	1.8%
Investment Grade Fixed-Income Funds	42.4%
Short-Term Funds	33.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2020 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 26.3%
	Shares	Value
Domestic Equity Funds - 24.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	13,552	$ 287,033
Fidelity Blue Chip Growth Fund (b)	4,051	270,231
Fidelity Equity-Income Fund (b)	6,808	417,164
Fidelity Large Cap Stock Fund (b)	11,344	314,227
Fidelity Series 100 Index Fund (b)	21,591	274,642
Fidelity Series Broad Market Opportunities Fund (b)	30,995	476,090
Fidelity Series Small Cap Opportunities Fund (b)	3,063	39,701
TOTAL DOMESTIC EQUITY FUNDS		2,079,088
International Equity Funds - 2.2%
Fidelity Advisor International Discovery Fund Institutional Class (b)	4,650	185,587
TOTAL EQUITY FUNDS (Cost $1,572,478)		2,264,675
Fixed-Income Funds - 42.0%

Investment Grade Fixed-Income Funds - 42.0%
Fidelity Government Income Fund (b)	69,841	724,255
Fidelity Strategic Real Return Fund (b)	74,862	716,433
Fidelity Total Bond Fund (b)	203,270	2,170,920
TOTAL FIXED-INCOME FUNDS (Cost $3,559,346)		3,611,608
Short-Term Funds - 31.7%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	1,367,711	$ 1,367,711
Fidelity Short-Term Bond Fund (b)	158,958	1,365,451
TOTAL SHORT-TERM FUNDS (Cost $2,718,565)		2,733,162
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,850,389)		8,609,445
NET OTHER ASSETS (LIABILITIES) - 0.0%		(684)
NET ASSETS - 100%		$ 8,608,761
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 161,208	$ 85,686	$ 76,051	$ 2,050	$ 185,587
Fidelity Advisor Mid Cap II Fund Institutional Class	235,797	159,857	112,621	247	287,033
Fidelity Blue Chip Growth Fund	218,782	136,098	113,078	910	270,231
Fidelity Capital & Income Fund	24,270	2,917	27,788	450	-
Fidelity Equity-Income Fund	336,182	187,563	141,888	9,878	417,164
Fidelity Government Income Fund	482,766	338,725	104,801	9,749	724,255
Fidelity Institutional Money Market Portfolio Institutional Class	868,607	690,149	191,044	916	1,367,711
Fidelity Large Cap Stock Fund	252,502	149,402	118,913	2,483	314,227
Fidelity Series 100 Index Fund	218,293	119,914	95,964	4,349	274,642
Fidelity Series Broad Market Opportunities Fund	386,860	210,150	182,188	1,752	476,090
Fidelity Series Small Cap Opportunities Fund	33,925	22,364	15,063	8	39,701
Fidelity Short-Term Bond Fund	869,077	685,839	192,134	9,929	1,365,451
Fidelity Strategic Income Fund	24,236	2,897	27,046	363	-
Fidelity Strategic Real Return Fund	482,760	338,716	118,825	12,399	716,433
Fidelity Total Bond Fund	1,449,522	1,013,908	312,929	51,698	2,170,920
Total	$ 6,044,787	$ 4,144,185	$ 1,830,333	$ 107,181	$ 8,609,445
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $7,850,389) - See accompanying schedule		$ 8,609,445
Cash		5
Receivable for fund shares sold		500
Total assets		8,609,950

Liabilities
Payable for investments purchased	$ 503
Distribution and service plan fees payable	686
Total liabilities		1,189

Net Assets		$ 8,608,761
Net Assets consist of:
Paid in capital		$ 7,826,939
Undistributed net investment income		1,732
Accumulated undistributed net realized gain (loss) on investments		21,034
Net unrealized appreciation (depreciation) on investments		759,056
Net Assets		$ 8,608,761

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($812,519 ÷ 14,524.12 shares)		$ 55.94

Maximum offering price per share (100/94.25 of $55.94)		$ 59.35
Class T: Net Asset Value and redemption price per share ($93,586 ÷ 1,672.60 shares)		$ 55.95

Maximum offering price per share (100/96.50 of $55.95)		$ 57.98

Class C: Net Asset Value and offering price per share ($563,370 ÷ 10,088.81 shares)A		$ 55.84

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($7,052,631 ÷ 126,067.34 shares)		$ 55.94

Institutional Class: Net Asset Value, offering price and redemption price per share ($86,655 ÷ 1,548.95 shares)		$ 55.94

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 107,181

Expenses
Distribution and service plan fees	$ 6,935
Independent trustees' compensation	27
Total expenses before reductions	6,962
Expense reductions	(27)	6,935
Net investment income (loss)		100,246
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	20,456
Capital gain distributions from underlying funds	90,869
Total net realized gain (loss)		111,325
Change in net unrealized appreciation (depreciation) on underlying funds		230,351
Net gain (loss)		341,676
Net increase (decrease) in net assets resulting from operations		$ 441,922

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 100,246	$ 89,832
Net realized gain (loss)	111,325	209,360
Change in net unrealized appreciation (depreciation)	230,351	125,629
Net increase (decrease) in net assets resulting from operations	441,922	424,821
Distributions to shareholders from net investment income	(99,649)	(89,581)
Distributions to shareholders from net realized gain	(50,628)	(25,206)
Total distributions	(150,277)	(114,787)
Share transactions - net increase (decrease)	2,272,722	872,079
Total increase (decrease) in net assets	2,564,367	1,182,113

Net Assets
Beginning of period	6,044,394	4,862,281
End of period (including distributions in excess of net investment income of $1,732 and undistributed net investment income of $1,135, respectively)	$ 8,608,761	$ 6,044,394

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28
Income from Investment Operations
Net investment income (loss) C	.674	.770	.793	.817	.812
Net realized and unrealized gain (loss)	2.766	3.157	.884	4.128	3.930
Total from investment operations	3.440	3.927	1.677	4.945	4.742
Distributions from net investment income	(.670)	(.774)	(.794)	(.826)	(.817)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(1.090)	(1.027)	(.977)	(1.045)	(.932)
Net asset value, end of period	$ 55.94	$ 53.59	$ 50.69	$ 49.99	$ 46.09
Total ReturnA, B	6.48%	7.84%	3.44%	10.79%	11.27%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.23%	1.47%	1.61%	1.67%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 813	$ 411	$ 408	$ 436	$ 607
Portfolio turnover rate D	25%	44%	35%	48%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.59	$ 50.69	$ 49.99	$ 46.09	$ 42.28
Income from Investment Operations
Net investment income (loss) C	.537	.639	.670	.696	.696
Net realized and unrealized gain (loss)	2.770	3.145	.885	4.135	3.928
Total from investment operations	3.307	3.784	1.555	4.831	4.624
Distributions from net investment income	(.527)	(.631)	(.672)	(.712)	(.699)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(.947)	(.884)	(.855)	(.931)	(.814)
Net asset value, end of period	$ 55.95	$ 53.59	$ 50.69	$ 49.99	$ 46.09
Total ReturnA, B	6.22%	7.54%	3.18%	10.54%	10.98%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.98%	1.22%	1.36%	1.42%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 94	$ 101	$ 189	$ 196	$ 134
Portfolio turnover rate D	25%	44%	35%	48%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.51	$ 50.65	$ 49.97	$ 46.06	$ 42.26
Income from Investment Operations
Net investment income (loss) C	.262	.377	.422	.449	.473
Net realized and unrealized gain (loss)	2.759	3.151	.876	4.132	3.923
Total from investment operations	3.021	3.528	1.298	4.581	4.396
Distributions from net investment income	(.271)	(.415)	(.435)	(.452)	(.481)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(.691)	(.668)	(.618)	(.671)	(.596)
Net asset value, end of period	$ 55.84	$ 53.51	$ 50.65	$ 49.97	$ 46.06
Total ReturnA, B	5.68%	7.02%	2.65%	9.98%	10.43%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.48%	.72%	.86%	.92%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 563	$ 322	$ 306	$ 228	$ 295
Portfolio turnover rate D	25%	44%	35%	48%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2020

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29
Income from Investment Operations
Net investment income (loss) B	.813	.901	.917	.942	.925
Net realized and unrealized gain (loss)	2.762	3.160	.874	4.138	3.919
Total from investment operations	3.575	4.061	1.791	5.080	4.844
Distributions from net investment income	(.805)	(.908)	(.918)	(.951)	(.929)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(1.225)	(1.161)	(1.101)	(1.170)	(1.044)
Net asset value, end of period	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09
Total ReturnA	6.74%	8.11%	3.68%	11.10%	11.52%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.48%	1.72%	1.86%	1.92%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,053	$ 5,196	$ 3,945	$ 3,079	$ 2,225
Portfolio turnover rate C	25%	44%	35%	48%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.59	$ 50.69	$ 50.00	$ 46.09	$ 42.29
Income from Investment Operations
Net investment income (loss) B	.814	.901	.917	.939	.928
Net realized and unrealized gain (loss)	2.761	3.160	.874	4.141	3.916
Total from investment operations	3.575	4.061	1.791	5.080	4.844
Distributions from net investment income	(.805)	(.908)	(.918)	(.951)	(.929)
Distributions from net realized gain	(.420)	(.253)	(.183)	(.219)	(.115)
Total distributions	(1.225)	(1.161)	(1.101)	(1.170)	(1.044)
Net asset value, end of period	$ 55.94	$ 53.59	$ 50.69	$ 50.00	$ 46.09
Total ReturnA	6.74%	8.11%	3.68%	11.10%	11.52%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.48%	1.72%	1.86%	1.92%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 87	$ 14	$ 13	$ 32	$ 49
Portfolio turnover rate C	25%	44%	35%	48%	38%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.2	4.4
Fidelity Blue Chip Growth Fund	4.0	4.2
Fidelity Equity-Income Fund	6.2	6.4
Fidelity Large Cap Stock Fund	4.6	4.7
Fidelity Series 100 Index Fund	4.0	4.1
Fidelity Series Broad Market Opportunities Fund	7.0	7.3
Fidelity Series Small Cap Opportunities Fund	0.6	0.6
	30.6	31.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.1	3.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.0	1.2
Fidelity Strategic Income Fund	1.1	1.2
	2.1	2.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.7	7.6
Fidelity Strategic Real Return Fund	7.6	7.6
Fidelity Total Bond Fund	23.0	22.7
	38.3	37.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	13.0	12.3
Fidelity Short-Term Bond Fund	12.9	12.4
	25.9	24.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	30.6%
International Equity Funds	3.1%
High Yield Fixed-Income Funds	2.1%
Investment Grade Fixed-Income Funds	38.3%
Short-Term Funds	25.9%

Six months ago
Domestic Equity Funds	31.7%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.4%
Investment Grade Fixed-Income Funds	37.9%
Short-Term Funds	24.7%

Expected
Domestic Equity Funds	29.4%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.8%
Investment Grade Fixed-Income Funds	38.9%
Short-Term Funds	27.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2022 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 33.7%
	Shares	Value
Domestic Equity Funds - 30.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	21,207	$ 449,169
Fidelity Blue Chip Growth Fund (b)	6,327	422,046
Fidelity Equity-Income Fund (b)	10,634	651,661
Fidelity Large Cap Stock Fund (b)	17,711	490,589
Fidelity Series 100 Index Fund (b)	33,684	428,462
Fidelity Series Broad Market Opportunities Fund (b)	48,404	743,479
Fidelity Series Small Cap Opportunities Fund (b)	4,798	62,187
TOTAL DOMESTIC EQUITY FUNDS		3,247,593
International Equity Funds - 3.1%
Fidelity Advisor International Discovery Fund Institutional Class (b)	8,223	328,196
TOTAL EQUITY FUNDS (Cost $3,017,506)		3,575,789
Fixed-Income Funds - 40.4%

High Yield Fixed-Income Funds - 2.1%
Fidelity Capital & Income Fund (b)	11,226	112,819
Fidelity Strategic Income Fund (b)	10,193	113,757
TOTAL HIGH YIELD FIXED-INCOME FUNDS		226,576

	Shares	Value
Investment Grade Fixed-Income Funds - 38.3%
Fidelity Government Income Fund (b)	78,465	$ 813,681
Fidelity Strategic Real Return Fund (b)	84,147	805,291
Fidelity Total Bond Fund (b)	228,462	2,439,971
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,058,943
TOTAL FIXED-INCOME FUNDS (Cost $4,273,073)		4,285,519
Short-Term Funds - 25.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	1,372,691	1,372,691
Fidelity Short-Term Bond Fund (b)	159,542	1,370,467
TOTAL SHORT-TERM FUNDS (Cost $2,740,201)		2,743,158
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,030,780)		10,604,466
NET OTHER ASSETS (LIABILITIES) - 0.0%		(368)
NET ASSETS - 100%		$ 10,604,098
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 178,161	$ 222,600	$ 91,090	$ 2,908	$ 328,196
Fidelity Advisor Mid Cap II Fund Institutional Class	232,000	341,446	127,648	313	449,169
Fidelity Blue Chip Growth Fund	215,074	296,975	128,335	978	422,046
Fidelity Capital & Income Fund	63,597	79,901	34,668	4,170	112,819
Fidelity Equity-Income Fund	330,881	426,726	156,026	13,415	651,661
Fidelity Government Income Fund	360,647	571,399	126,554	9,729	813,681
Fidelity Institutional Money Market Portfolio Institutional Class	579,040	1,004,010	210,360	806	1,372,691
Fidelity Large Cap Stock Fund	248,520	338,314	133,423	3,449	490,589
Fidelity Series 100 Index Fund	214,593	271,417	102,079	5,460	428,462
Fidelity Series Broad Market Opportunities Fund	380,009	490,484	204,957	2,219	743,479
Fidelity Series Small Cap Opportunities Fund	33,052	48,542	17,592	10	62,187
Fidelity Short-Term Bond Fund	579,345	999,579	210,362	8,846	1,370,467
Fidelity Strategic Income Fund	63,542	79,280	30,911	3,540	113,757
Fidelity Strategic Real Return Fund	360,654	556,094	126,553	12,140	805,291
Fidelity Total Bond Fund	1,083,758	1,710,607	379,538	50,948	2,439,971
Total	$ 4,922,873	$ 7,437,374	$ 2,080,096	$ 118,931	$ 10,604,466
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2014

Assets
Investment in securities, at value (cost $10,030,780) - See accompanying schedule	$ 10,604,466

Liabilities
Distribution and service plan fees payable	368

Net Assets	$ 10,604,098
Net Assets consist of:
Paid in capital	$ 10,460,528
Undistributed net investment income	2,228
Accumulated undistributed net realized gain (loss) on investments	(432,344)
Net unrealized appreciation (depreciation) on investments	573,686
Net Assets	$ 10,604,098

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($418,512 ÷ 7,289.28 shares)	$ 57.41

Maximum offering price per share (100/94.25 of $57.41)	$ 60.91
Class T: Net Asset Value and redemption price per share ($26,437 ÷ 460.06 shares)	$ 57.46

Maximum offering price per share (100/96.50 of $57.46)	$ 59.54

Class C: Net Asset Value and offering price per share ($324,906 ÷ 5,666.45 shares)A	$ 57.34

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($9,773,612 ÷ 170,235.99 shares)	$ 57.41

Institutional Class: Net Asset Value, offering price and redemption price per share ($60,631 ÷ 1,056.39 shares)	$ 57.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 118,931

Expenses
Distribution and service plan fees	$ 2,591
Independent trustees' compensation	28
Total expenses before reductions	2,619
Expense reductions	(28)	2,591
Net investment income (loss)		116,340
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	426
Capital gain distributions from underlying funds	108,882
Total net realized gain (loss)		109,308
Change in net unrealized appreciation (depreciation) on underlying funds		323,887
Net gain (loss)		433,195
Net increase (decrease) in net assets resulting from operations		$ 549,535

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 116,340	$ 83,094
Net realized gain (loss)	109,308	106,528
Change in net unrealized appreciation (depreciation)	323,887	240,421
Net increase (decrease) in net assets resulting from operations	549,535	430,043
Distributions to shareholders from net investment income	(115,076)	(82,827)
Distributions to shareholders from net realized gain	(15,270)	(22,022)
Total distributions	(130,346)	(104,849)
Share transactions - net increase (decrease)	5,262,153	282,835
Total increase (decrease) in net assets	5,681,342	608,029

Net Assets
Beginning of period	4,922,756	4,314,727
End of period (including undistributed net investment income of $2,228 and undistributed net investment income of $964, respectively)	$ 10,604,098	$ 4,922,756

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.16	$ 50.46	$ 49.79	$ 45.58	$ 41.87
Income from Investment Operations
Net investment income (loss) C	.708	.825	.783	.817	.815
Net realized and unrealized gain (loss)	3.351	3.933	.842	4.431	3.980
Total from investment operations	4.059	4.758	1.625	5.248	4.795
Distributions from net investment income	(.686)	(.804)	(.784)	(.824)	(.793)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.809)	(1.058)	(.955)	(1.038)	(1.085)
Net asset value, end of period	$ 57.41	$ 54.16	$ 50.46	$ 49.79	$ 45.58
Total ReturnA, B	7.54%	9.54%	3.35%	11.58%	11.53%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.26%	1.57%	1.59%	1.67%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 419	$ 391	$ 386	$ 72	$ 42
Portfolio turnover rate D	26%	38%	43%	29%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.24	$ 50.53	$ 49.82	$ 45.57	$ 41.86
Income from Investment Operations
Net investment income (loss) C	.581	.686	.653	.691	.702
Net realized and unrealized gain (loss)	3.339	3.958	.871	4.434	3.985
Total from investment operations	3.920	4.644	1.524	5.125	4.687
Distributions from net investment income	(.577)	(.680)	(.643)	(.661)	(.685)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.700)	(.934)	(.814)	(.875)	(.977)
Net asset value, end of period	$ 57.46	$ 54.24	$ 50.53	$ 49.82	$ 45.57
Total ReturnA, B	7.26%	9.29%	3.13%	11.30%	11.27%
Ratios to Average Net Assets D,E
Expenses before reductions	.49% F	.49%F	.50%	.50%	.50%
Expenses net of fee waivers, if any	.49% F	.49% F	.50%	.50%	.50%
Expenses net of all reductions	.49% F	.49% F	.50%	.50%	.50%
Net investment income (loss)	1.02%	1.30%	1.34%	1.43%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26	$ 1	$ 5	$ 23	$ 77
Portfolio turnover rate D	26%	38%	43%	29%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.13	$ 50.49	$ 49.81	$ 45.58	$ 41.86
Income from Investment Operations
Net investment income (loss) C	.293	.434	.411	.447	.477
Net realized and unrealized gain (loss)	3.354	3.919	.845	4.434	3.989
Total from investment operations	3.647	4.353	1.256	4.881	4.466
Distributions from net investment income	(.314)	(.459)	(.405)	(.437)	(.454)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.437)	(.713)	(.576)	(.651)	(.746)
Net asset value, end of period	$ 57.34	$ 54.13	$ 50.49	$ 49.81	$ 45.58
Total ReturnA, B	6.76%	8.70%	2.58%	10.74%	10.72%
Ratios to Average Net Assets D,E
Expenses before reductions	.99% F	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	.99% F	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.99% F	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.52%	.83%	.84%	.92%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 325	$ 54	$ 28	$ 32	$ 44
Portfolio turnover rate D	26%	38%	43%	29%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2022

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.15	$ 50.46	$ 49.78	$ 45.56	$ 41.87
Income from Investment Operations
Net investment income (loss) B	.851	.956	.901	.937	.925
Net realized and unrealized gain (loss)	3.358	3.922	.849	4.438	3.978
Total from investment operations	4.209	4.878	1.750	5.375	4.903
Distributions from net investment income	(.826)	(.934)	(.899)	(.941)	(.921)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.949)	(1.188)	(1.070)	(1.155)	(1.213)
Net asset value, end of period	$ 57.41	$ 54.15	$ 50.46	$ 49.78	$ 45.56
Total ReturnA	7.82%	9.80%	3.62%	11.87%	11.80%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.51%	1.82%	1.84%	1.92%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,774	$ 4,474	$ 3,892	$ 3,266	$ 2,395
Portfolio turnover rate C	26%	38%	43%	29%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.14	$ 50.45	$ 49.77	$ 45.56	$ 41.86
Income from Investment Operations
Net investment income (loss) B	.856	.957	.900	.937	.918
Net realized and unrealized gain (loss)	3.343	3.921	.850	4.428	3.995
Total from investment operations	4.199	4.878	1.750	5.365	4.913
Distributions from net investment income	(.826)	(.934)	(.899)	(.941)	(.921)
Distributions from net realized gain	(.123)	(.254)	(.171)	(.214)	(.292)
Total distributions	(.949)	(1.188)	(1.070)	(1.155)	(1.213)
Net asset value, end of period	$ 57.39	$ 54.14	$ 50.45	$ 49.77	$ 45.56
Total ReturnA	7.81%	9.80%	3.62%	11.85%	11.83%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.51%	1.82%	1.84%	1.92%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 61	$ 4	$ 3	$ 4	$ 5
Portfolio turnover rate C	26%	38%	43%	29%	24%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.9	5.0
Fidelity Blue Chip Growth Fund	4.6	4.8
Fidelity Equity-Income Fund	7.1	7.3
Fidelity Large Cap Stock Fund	5.4	5.4
Fidelity Series 100 Index Fund	4.7	4.7
Fidelity Series Broad Market Opportunities Fund	8.2	8.4
Fidelity Series Small Cap Opportunities Fund	0.7	0.7
	35.6	36.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.0	4.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.5	1.6
Fidelity Strategic Income Fund	1.5	1.6
	3.0	3.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.1	7.1
Fidelity Strategic Real Return Fund	7.1	7.1
Fidelity Total Bond Fund	21.5	21.3
	35.7	35.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	10.9	10.4
Fidelity Short-Term Bond Fund	10.8	10.4
	21.7	20.8
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	35.6%
International Equity Funds	4.0%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.7%
Short-Term Funds	21.7%

Six months ago
Domestic Equity Funds	36.3%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.2%
Investment Grade Fixed-Income Funds	35.5%
Short-Term Funds	20.8%

Expected
Domestic Equity Funds	34.8%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.8%
Investment Grade Fixed-Income Funds	36.1%
Short-Term Funds	22.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2024 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 39.6%
	Shares	Value
Domestic Equity Funds - 35.6%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	17,201	$ 364,312
Fidelity Blue Chip Growth Fund (b)	5,133	342,422
Fidelity Equity-Income Fund (b)	8,624	528,460
Fidelity Large Cap Stock Fund (b)	14,376	398,224
Fidelity Series 100 Index Fund (b)	27,347	347,848
Fidelity Series Broad Market Opportunities Fund (b)	39,300	603,649
Fidelity Series Small Cap Opportunities Fund (b)	3,896	50,493
TOTAL DOMESTIC EQUITY FUNDS		2,635,408
International Equity Funds - 4.0%
Fidelity Advisor International Discovery Fund Institutional Class (b)	7,463	297,865
TOTAL EQUITY FUNDS (Cost $2,508,764)		2,933,273
Fixed-Income Funds - 38.7%

High Yield Fixed-Income Funds - 3.0%
Fidelity Capital & Income Fund (b)	11,107	111,626
Fidelity Strategic Income Fund (b)	10,087	112,565
TOTAL HIGH YIELD FIXED-INCOME FUNDS		224,191

	Shares	Value
Investment Grade Fixed-Income Funds - 35.7%
Fidelity Government Income Fund (b)	51,191	$ 530,848
Fidelity Strategic Real Return Fund (b)	54,882	525,221
Fidelity Total Bond Fund (b)	149,126	1,592,669
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,648,738
TOTAL FIXED-INCOME FUNDS (Cost $2,849,362)		2,872,929
Short-Term Funds - 21.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	804,815	804,815
Fidelity Short-Term Bond Fund (b)	93,538	803,492
TOTAL SHORT-TERM FUNDS (Cost $1,606,215)		1,608,307
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,964,341)		7,414,509
NET OTHER ASSETS (LIABILITIES) - 0.0%		(257)
NET ASSETS - 100%		$ 7,414,252
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 130,259	$ 238,885	$ 86,374	$ 2,464	$ 297,865
Fidelity Advisor Mid Cap II Fund Institutional Class	152,094	315,715	106,019	242	364,312
Fidelity Blue Chip Growth Fund	140,772	276,127	106,491	739	342,422
Fidelity Capital & Income Fund	48,152	92,101	32,347	3,843	111,626
Fidelity Equity-Income Fund	216,692	410,995	137,777	10,389	528,460
Fidelity Government Income Fund	196,513	420,343	91,818	6,243	530,848
Fidelity Institutional Money Market Portfolio Institutional Class	284,337	649,035	128,557	462	804,815
Fidelity Large Cap Stock Fund	162,826	319,348	112,253	2,693	398,224
Fidelity Series 100 Index Fund	140,457	264,532	91,467	4,083	347,848
Fidelity Series Broad Market Opportunities Fund	249,252	466,541	173,843	1,713	603,649
Fidelity Series Small Cap Opportunities Fund	21,797	44,355	14,317	8	50,493
Fidelity Short-Term Bond Fund	284,490	647,716	129,868	5,093	803,492
Fidelity Strategic Income Fund	48,111	90,962	28,307	3,267	112,565
Fidelity Strategic Real Return Fund	196,512	419,496	101,123	7,898	525,221
Fidelity Total Bond Fund	589,994	1,259,591	275,066	32,579	1,592,669
Total	$ 2,862,258	$ 5,915,742	$ 1,615,627	$ 81,716	$ 7,414,509
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2014

Assets
Investment in securities, at value (cost $6,964,341) - See accompanying schedule	$ 7,414,509
Receivable for investments sold	1
Total assets	7,414,510

Liabilities
Distribution and service plan fees payable	258

Net Assets	$ 7,414,252
Net Assets consist of:
Paid in capital	$ 6,936,406
Undistributed net investment income	1,495
Accumulated undistributed net realized gain (loss) on investments	26,183
Net unrealized appreciation (depreciation) on investments	450,168
Net Assets	$ 7,414,252

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($220,063 ÷ 3,776.13 shares)	$ 58.28

Maximum offering price per share (100/94.25 of $58.28)	$ 61.84
Class T: Net Asset Value and redemption price per share ($190,491 ÷ 3,269.05 shares)	$ 58.27

Maximum offering price per share (100/96.50 of $58.27)	$ 60.38

Class C: Net Asset Value and offering price per share ($155,611 ÷ 2,677.87 shares)A	$ 58.11

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($6,818,492 ÷ 117,023.33 shares)	$ 58.27

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,595 ÷ 507.95 shares)	$ 58.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 81,716

Expenses
Distribution and service plan fees	$ 3,150
Independent trustees' compensation	19
Total expenses before reductions	3,169
Expense reductions	(19)	3,150
Net investment income (loss)		78,566
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,406)
Capital gain distributions from underlying funds	82,811
Total net realized gain (loss)		80,405
Change in net unrealized appreciation (depreciation) on underlying funds		254,535
Net gain (loss)		334,940
Net increase (decrease) in net assets resulting from operations		$ 413,506

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 78,566	$ 42,257
Net realized gain (loss)	80,405	74,340
Change in net unrealized appreciation (depreciation)	254,535	131,901
Net increase (decrease) in net assets resulting from operations	413,506	248,498
Distributions to shareholders from net investment income	(77,576)	(42,100)
Distributions to shareholders from net realized gain	(28,499)	(9,399)
Total distributions	(106,075)	(51,499)
Share transactions - net increase (decrease)	4,244,822	561,492
Total increase (decrease) in net assets	4,552,253	758,491

Net Assets
Beginning of period	2,861,999	2,103,508
End of period (including undistributed net investment income of $1,495 and undistributed net investment income of $505, respectively)	$ 7,414,252	$ 2,861,999

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.77	$ 50.48	$ 49.85	$ 45.41	$ 41.48
Income from Investment Operations
Net investment income (loss) C	.718	.840	.821	.809	.811
Net realized and unrealized gain (loss)	3.808	4.571	.771	4.667	4.020
Total from investment operations	4.526	5.411	1.592	5.476	4.831
Distributions from net investment income	(.677)	(.900)	(.794)	(.819)	(.791)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(1.016)	(1.121)	(.962)	(1.036)	(.901)
Net asset value, end of period	$ 58.28	$ 54.77	$ 50.48	$ 49.85	$ 45.41
Total ReturnA, B	8.32%	10.86%	3.29%	12.13%	11.70%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.27%	1.59%	1.68%	1.66%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 220	$ 424	$ 213	$ 187	$ 260
Portfolio turnover rate D	30%	49%	65%	26%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.78	$ 50.49	$ 49.87	$ 45.42	$ 41.48
Income from Investment Operations
Net investment income (loss) C	.579	.706	.699	.685	.701
Net realized and unrealized gain (loss)	3.796	4.576	.769	4.672	4.025
Total from investment operations	4.375	5.282	1.468	5.357	4.726
Distributions from net investment income	(.546)	(.771)	(.680)	(.690)	(.676)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(.885)	(.992)	(.848)	(.907)	(.786)
Net asset value, end of period	$ 58.27	$ 54.78	$ 50.49	$ 49.87	$ 45.42
Total ReturnA, B	8.04%	10.59%	3.03%	11.85%	11.43%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.02%	1.34%	1.43%	1.41%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 190	$ 190	$ 175	$ 40	$ 54
Portfolio turnover rate D	30%	49%	65%	26%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.66	$ 50.43	$ 49.82	$ 45.38	$ 41.45
Income from Investment Operations
Net investment income (loss) C	.295	.444	.454	.443	.476
Net realized and unrealized gain (loss)	3.791	4.564	.761	4.668	4.020
Total from investment operations	4.086	5.008	1.215	5.111	4.496
Distributions from net investment income	(.297)	(.557)	(.437)	(.454)	(.456)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(.636)	(.778)	(.605)	(.671)	(.566)
Net asset value, end of period	$ 58.11	$ 54.66	$ 50.43	$ 49.82	$ 45.38
Total ReturnA, B	7.51%	10.03%	2.50%	11.30%	10.87%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.52%	.84%	.93%	.91%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 156	$ 113	$ 170	$ 172	$ 159
Portfolio turnover rate D	30%	49%	65%	26%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2024

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.77	$ 50.49	$ 49.86	$ 45.42	$ 41.49
Income from Investment Operations
Net investment income (loss) B	.866	.969	.942	.933	.924
Net realized and unrealized gain (loss)	3.805	4.563	.775	4.668	4.020
Total from investment operations	4.671	5.532	1.717	5.601	4.944
Distributions from net investment income	(.832)	(1.031)	(.919)	(.944)	(.904)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(1.171)	(1.252)	(1.087)	(1.161)	(1.014)
Net asset value, end of period	$ 58.27	$ 54.77	$ 50.49	$ 49.86	$ 45.42
Total ReturnA	8.60%	11.12%	3.55%	12.41%	11.98%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.52%	1.84%	1.93%	1.91%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,818	$ 2,108	$ 1,521	$ 1,463	$ 1,026
Portfolio turnover rate C	30%	49%	65%	26%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.77	$ 50.48	$ 49.86	$ 45.42	$ 41.48
Income from Investment Operations
Net investment income (loss) B	.863	.969	.944	.930	.922
Net realized and unrealized gain (loss)	3.798	4.573	.763	4.671	4.032
Total from investment operations	4.661	5.542	1.707	5.601	4.954
Distributions from net investment income	(.832)	(1.031)	(.919)	(.944)	(.904)
Distributions from net realized gain	(.339)	(.221)	(.168)	(.217)	(.110)
Total distributions	(1.171)	(1.252)	(1.087)	(1.161)	(1.014)
Net asset value, end of period	$ 58.26	$ 54.77	$ 50.48	$ 49.86	$ 45.42
Total ReturnA	8.58%	11.14%	3.53%	12.41%	12.00%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.52%	1.84%	1.93%	1.91%	2.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30	$ 27	$ 25	$ 28	$ 37
Portfolio turnover rate C	30%	49%	65%	26%	34%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.5
Fidelity Blue Chip Growth Fund	5.1	5.2
Fidelity Equity-Income Fund	7.8	7.9
Fidelity Large Cap Stock Fund	5.9	5.8
Fidelity Series 100 Index Fund	5.2	5.1
Fidelity Series Broad Market Opportunities Fund	8.9	9.1
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	39.1	39.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.9	5.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.8	1.9
Fidelity Strategic Income Fund	1.9	2.0
	3.7	3.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.7	6.7
Fidelity Strategic Real Return Fund	6.7	6.7
Fidelity Total Bond Fund	20.2	20.1
	33.6	33.5
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.4	9.1
Fidelity Short-Term Bond Fund	9.3	9.1
	18.7	18.2
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	39.1%
International Equity Funds	4.9%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	33.6%
Short-Term Funds	18.7%

Six months ago
Domestic Equity Funds	39.4%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.5%
Short-Term Funds	18.2%

Expected
Domestic Equity Funds	38.6%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.6%
Investment Grade Fixed-Income Funds	33.8%
Short-Term Funds	19.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2026 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 44.0%
	Shares	Value
Domestic Equity Funds - 39.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	10,973	$ 232,405
Fidelity Blue Chip Growth Fund (b)	3,277	218,622
Fidelity Equity-Income Fund (b)	5,509	337,591
Fidelity Large Cap Stock Fund (b)	9,179	254,270
Fidelity Series 100 Index Fund (b)	17,466	222,168
Fidelity Series Broad Market Opportunities Fund (b)	25,054	384,827
Fidelity Series Small Cap Opportunities Fund (b)	2,484	32,194
TOTAL DOMESTIC EQUITY FUNDS		1,682,077
International Equity Funds - 4.9%
Fidelity Advisor International Discovery Fund Institutional Class (b)	5,287	210,994
TOTAL EQUITY FUNDS (Cost $1,578,763)		1,893,071
Fixed-Income Funds - 37.3%

High Yield Fixed-Income Funds - 3.7%
Fidelity Capital & Income Fund (b)	7,870	79,097
Fidelity Strategic Income Fund (b)	7,148	79,769
TOTAL HIGH YIELD FIXED-INCOME FUNDS		158,866

	Shares	Value
Investment Grade Fixed-Income Funds - 33.6%
Fidelity Government Income Fund (b)	27,997	$ 290,332
Fidelity Strategic Real Return Fund (b)	30,013	287,224
Fidelity Total Bond Fund (b)	81,404	869,392
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,446,948
TOTAL FIXED-INCOME FUNDS (Cost $1,597,401)		1,605,814
Short-Term Funds - 18.7%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	403,677	403,677
Fidelity Short-Term Bond Fund (b)	46,916	403,012
TOTAL SHORT-TERM FUNDS (Cost $805,484)		806,689
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,981,648)		4,305,574
NET OTHER ASSETS (LIABILITIES) - 0.0%		(159)
NET ASSETS - 100%		$ 4,305,415
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 116,306	$ 138,069	$ 55,931	$ 2,032	$ 210,994
Fidelity Advisor Mid Cap II Fund Institutional Class	122,791	170,742	62,841	176	232,405
Fidelity Blue Chip Growth Fund	113,623	147,478	64,256	563	218,622
Fidelity Capital & Income Fund	42,166	53,275	19,282	2,990	79,097
Fidelity Equity-Income Fund	174,916	215,926	80,406	7,318	337,591
Fidelity Government Income Fund	139,572	198,275	51,037	3,807	290,332
Fidelity Institutional Money Market Portfolio Institutional Class	187,282	285,157	68,762	262	403,677
Fidelity Large Cap Stock Fund	131,270	167,238	65,509	1,874	254,270
Fidelity Series 100 Index Fund	113,368	136,468	51,936	3,028	222,168
Fidelity Series Broad Market Opportunities Fund	201,073	241,697	101,814	1,247	384,827
Fidelity Series Small Cap Opportunities Fund	17,439	24,480	8,713	6	32,194
Fidelity Short-Term Bond Fund	187,589	284,619	70,066	2,866	403,012
Fidelity Strategic Income Fund	42,132	53,994	17,690	2,537	79,769
Fidelity Strategic Real Return Fund	139,573	197,421	56,197	4,763	287,224
Fidelity Total Bond Fund	419,449	592,462	153,021	20,004	869,392
Total	$ 2,148,549	$ 2,907,301	$ 927,461	$ 53,473	$ 4,305,574
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $3,981,648) - See accompanying schedule		$ 4,305,574
Receivable for investments sold		2,162
Receivable for fund shares sold		19,997
Total assets		4,327,733

Liabilities
Payable for investments purchased	$ 19,778
Payable for fund shares redeemed	2,387
Distribution and service plan fees payable	153
Total liabilities		22,318

Net Assets		$ 4,305,415
Net Assets consist of:
Paid in capital		$ 4,104,117
Undistributed net investment income		821
Accumulated undistributed net realized gain (loss) on investments		(123,449)
Net unrealized appreciation (depreciation) on investments		323,926
Net Assets		$ 4,305,415

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($526,026 ÷ 8,949.10 shares)		$ 58.78

Maximum offering price per share (100/94.25 of $58.78)		$ 62.37
Class T: Net Asset Value and redemption price per share ($39,322 ÷ 668.36 shares)		$ 58.83

Maximum offering price per share (100/96.50 of $58.83)		$ 60.96

Class C: Net Asset Value and offering price per share ($32,961 ÷ 561.58 shares)A		$ 58.69

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($3,677,301 ÷ 62,548.31 shares)		$ 58.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($29,805 ÷ 506.97 shares)		$ 58.79

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 53,473

Expenses
Distribution and service plan fees	$ 1,692
Independent trustees' compensation	13
Total expenses before reductions	1,705
Expense reductions	(13)	1,692
Net investment income (loss)		51,781
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(6,274)
Capital gain distributions from underlying funds	59,550
Total net realized gain (loss)		53,276
Change in net unrealized appreciation (depreciation) on underlying funds		183,459
Net gain (loss)		236,735
Net increase (decrease) in net assets resulting from operations		$ 288,516

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,781	$ 37,055
Net realized gain (loss)	53,276	58,944
Change in net unrealized appreciation (depreciation)	183,459	132,987
Net increase (decrease) in net assets resulting from operations	288,516	228,986
Distributions to shareholders from net investment income	(51,362)	(36,935)
Distributions to shareholders from net realized gain	(8,328)	(8,863)
Total distributions	(59,690)	(45,798)
Share transactions - net increase (decrease)	1,928,159	186,174
Total increase (decrease) in net assets	2,156,985	369,362

Net Assets
Beginning of period	2,148,430	1,779,068
End of period (including undistributed net investment income of $821 and undistributed net investment income of $401, respectively)	$ 4,305,415	$ 2,148,430

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.81	$ 50.09	$ 49.53	$ 44.93	$ 40.97
Income from Investment Operations
Net investment income (loss) C	.735	.906	.793	.750	.743
Net realized and unrealized gain (loss)	4.084	4.920	.712	4.846	4.098
Total from investment operations	4.819	5.826	1.505	5.596	4.841
Distributions from net investment income	(.708)	(.879)	(.789)	(.796)	(.771)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.849)	(1.106)	(.945)	(.996)	(.881)
Net asset value, end of period	$ 58.78	$ 54.81	$ 50.09	$ 49.53	$ 44.93
Total ReturnA, B	8.84%	11.79%	3.13%	12.52%	11.87%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.28%	1.73%	1.64%	1.55%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 526	$ 304	$ 139	$ 108	$ 45
Portfolio turnover rate D	27%	45%	60%	25%	61%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.82	$ 50.08	$ 49.53	$ 44.92	$ 40.97
Income from Investment Operations
Net investment income (loss) C	.587	.781	.668	.630	.638
Net realized and unrealized gain (loss)	4.098	4.911	.713	4.851	4.092
Total from investment operations	4.685	5.692	1.381	5.481	4.730
Distributions from net investment income	(.534)	(.725)	(.675)	(.671)	(.670)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.675)	(.952)	(.831)	(.871)	(.780)
Net asset value, end of period	$ 58.83	$ 54.82	$ 50.08	$ 49.53	$ 44.92
Total ReturnA, B	8.58%	11.50%	2.87%	12.26%	11.59%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.03%	1.48%	1.39%	1.30%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 39	$ 85	$ 298	$ 130	$ 116
Portfolio turnover rate D	27%	45%	60%	25%	61%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.76	$ 50.12	$ 49.49	$ 44.89	$ 40.95
Income from Investment Operations
Net investment income (loss) C	.303	.508	.430	.387	.412
Net realized and unrealized gain (loss)	4.086	4.915	.730	4.848	4.087
Total from investment operations	4.389	5.423	1.160	5.235	4.499
Distributions from net investment income	(.318)	(.556)	(.374)	(.435)	(.449)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.459)	(.783)	(.530)	(.635)	(.559)
Net asset value, end of period	$ 58.69	$ 54.76	$ 50.12	$ 49.49	$ 44.89
Total ReturnA, B	8.04%	10.93%	2.40%	11.70%	11.01%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	.97%	.89%	.80%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 33	$ 31	$ 9	$ 184	$ 174
Portfolio turnover rate D	27%	45%	60%	25%	61%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2026

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97
Income from Investment Operations
Net investment income (loss)B	.878	1.040	.913	.878	.856
Net realized and unrealized gain (loss)	4.094	4.914	.711	4.844	4.091
Total from investment operations	4.972	5.954	1.624	5.722	4.947
Distributions from net investment income	(.851)	(1.007)	(.908)	(.912)	(.887)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.992)	(1.234)	(1.064)	(1.112)	(.997)
Net asset value, end of period	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92
Total ReturnA	9.13%	12.06%	3.39%	12.82%	12.14%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.53%	1.98%	1.88%	1.80%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,677	$ 1,702	$ 1,309	$ 1,666	$ 622
Portfolio turnover rate C	27%	45%	60%	25%	61%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.81	$ 50.09	$ 49.53	$ 44.92	$ 40.97
Income from Investment Operations
Net investment income (loss) B	.877	1.039	.912	.870	.855
Net realized and unrealized gain (loss)	4.095	4.915	.712	4.852	4.092
Total from investment operations	4.972	5.954	1.624	5.722	4.947
Distributions from net investment income	(.851)	(1.007)	(.908)	(.912)	(.887)
Distributions from net realized gain	(.141)	(.227)	(.156)	(.200)	(.110)
Total distributions	(.992)	(1.234)	(1.064)	(1.112)	(.997)
Net asset value, end of period	$ 58.79	$ 54.81	$ 50.09	$ 49.53	$ 44.92
Total ReturnA	9.13%	12.06%	3.39%	12.82%	12.14%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.53%	1.98%	1.88%	1.80%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30	$ 27	$ 24	$ 27	$ 36
Portfolio turnover rate C	27%	45%	60%	25%	61%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7	5.8
Fidelity Blue Chip Growth Fund	5.4	5.4
Fidelity Equity-Income Fund	8.3	8.3
Fidelity Large Cap Stock Fund	6.2	6.2
Fidelity Series 100 Index Fund	5.4	5.3
Fidelity Series Broad Market Opportunities Fund	9.5	9.6
Fidelity Series Small Cap Opportunities Fund	0.8	0.8
	41.3	41.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.7	5.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.0	2.1
Fidelity Strategic Income Fund	2.1	2.2
	4.1	4.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.4	6.4
Fidelity Strategic Real Return Fund	6.4	6.4
Fidelity Total Bond Fund	19.3	19.1
	32.1	31.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.4	8.3
Fidelity Short-Term Bond Fund	8.4	8.3
	16.8	16.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	41.3%
International Equity Funds	5.7%
High Yield Fixed-Income Funds	4.1%
Investment Grade Fixed-Income Funds	32.1%
Short-Term Funds	16.8%

Six months ago
Domestic Equity Funds	41.4%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.3%
Investment Grade Fixed-Income Funds	31.9%
Short-Term Funds	16.6%

Expected
Domestic Equity Funds	41.3%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.1%
Short-Term Funds	17.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2028 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 47.0%
	Shares	Value
Domestic Equity Funds - 41.3%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	61,791	$ 1,308,725
Fidelity Blue Chip Growth Fund (b)	18,421	1,228,892
Fidelity Equity-Income Fund (b)	30,988	1,898,967
Fidelity Large Cap Stock Fund (b)	51,633	1,430,243
Fidelity Series 100 Index Fund (b)	98,080	1,247,581
Fidelity Series Broad Market Opportunities Fund (b)	141,073	2,166,880
Fidelity Series Small Cap Opportunities Fund (b)	14,098	182,716
TOTAL DOMESTIC EQUITY FUNDS		9,464,004
International Equity Funds - 5.7%
Fidelity Advisor International Discovery Fund Institutional Class (b)	32,745	1,306,846
TOTAL EQUITY FUNDS (Cost $9,548,187)		10,770,850
Fixed-Income Funds - 36.2%

High Yield Fixed-Income Funds - 4.1%
Fidelity Capital & Income Fund (b)	47,189	474,251
Fidelity Strategic Income Fund (b)	42,851	478,222
TOTAL HIGH YIELD FIXED-INCOME FUNDS		952,473

	Shares	Value
Investment Grade Fixed-Income Funds - 32.1%
Fidelity Government Income Fund (b)	142,272	$ 1,475,362
Fidelity Strategic Real Return Fund (b)	152,568	1,460,077
Fidelity Total Bond Fund (b)	413,660	4,417,893
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		7,353,332
TOTAL FIXED-INCOME FUNDS (Cost $8,267,505)		8,305,805
Short-Term Funds - 16.8%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	1,928,320	1,928,320
Fidelity Short-Term Bond Fund (b)	224,128	1,925,259
TOTAL SHORT-TERM FUNDS (Cost $3,847,238)		3,853,579
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $21,662,930)		22,930,234
NET OTHER ASSETS (LIABILITIES) - 0.0%		742
NET ASSETS - 100%		$ 22,930,976
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 499,848	$ 929,489	$ 169,640	$ 6,600	$ 1,306,846
Fidelity Advisor Mid Cap II Fund Institutional Class	480,592	989,148	174,789	518	1,308,725
Fidelity Blue Chip Growth Fund	444,607	895,367	185,775	1,909	1,228,892
Fidelity Capital & Income Fund	173,936	340,299	47,259	11,612	474,251
Fidelity Equity-Income Fund	684,505	1,313,296	191,792	27,793	1,898,967
Fidelity Government Income Fund	497,527	1,075,142	106,779	12,712	1,475,362
Fidelity Institutional Money Market Portfolio Institutional Class	642,394	1,420,816	134,891	845	1,928,320
Fidelity Large Cap Stock Fund	514,724	1,024,923	172,363	7,081	1,430,243
Fidelity Series 100 Index Fund	443,617	849,023	134,232	9,316	1,247,581
Fidelity Series Broad Market Opportunities Fund	787,235	1,498,547	266,705	3,668	2,166,880
Fidelity Series Small Cap Opportunities Fund	68,500	144,861	24,921	17	182,716
Fidelity Short-Term Bond Fund	642,734	1,416,727	134,953	9,197	1,925,259
Fidelity Strategic Income Fund	173,797	341,675	41,404	9,868	478,222
Fidelity Strategic Real Return Fund	497,534	1,068,376	114,886	17,677	1,460,077
Fidelity Total Bond Fund	1,492,003	3,225,023	323,263	66,707	4,417,893
Total	$ 8,043,553	$ 16,532,712	$ 2,223,652	$ 185,520	$ 22,930,234
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $21,662,930) - See accompanying schedule		$ 22,930,234
Receivable for investments sold		50,960
Receivable for fund shares sold		1,022
Total assets		22,982,216

Liabilities
Payable for fund shares redeemed	$ 50,924
Distribution and service plan fees payable	316
Total liabilities		51,240

Net Assets		$ 22,930,976
Net Assets consist of:
Paid in capital		$ 21,893,235
Undistributed net investment income		4,387
Accumulated undistributed net realized gain (loss) on investments		(233,950)
Net unrealized appreciation (depreciation) on investments		1,267,304
Net Assets		$ 22,930,976

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($698,740 ÷ 11,692.25 shares)		$ 59.76

Maximum offering price per share (100/94.25 of $59.76)		$ 63.41
Class T: Net Asset Value and redemption price per share ($337,983 ÷ 5,655.14 shares)		$ 59.77

Maximum offering price per share (100/96.50 of $59.77)		$ 61.94

Class C: Net Asset Value and offering price per share ($37,286 ÷ 625.11 shares)A		$ 59.65

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($21,765,588 ÷ 364,232.07 shares)		$ 59.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($91,379 ÷ 1,529.10 shares)		$ 59.76

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 185,520

Expenses
Distribution and service plan fees	$ 2,346
Independent trustees' compensation	43
Total expenses before reductions	2,389
Expense reductions	(43)	2,346
Net investment income (loss)		183,174
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	17,411
Capital gain distributions from underlying funds	198,632
Total net realized gain (loss)		216,043
Change in net unrealized appreciation (depreciation) on underlying funds		560,204
Net gain (loss)		776,247
Net increase (decrease) in net assets resulting from operations		$ 959,421

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 183,174	$ 124,877
Net realized gain (loss)	216,043	190,275
Change in net unrealized appreciation (depreciation)	560,204	480,221
Net increase (decrease) in net assets resulting from operations	959,421	795,373
Distributions to shareholders from net investment income	(180,281)	(124,207)
Distributions to shareholders from net realized gain	(25,118)	(26,559)
Total distributions	(205,399)	(150,766)
Share transactions - net increase (decrease)	14,133,535	1,675,414
Total increase (decrease) in net assets	14,887,557	2,320,021

Net Assets
Beginning of period	8,043,419	5,723,398
End of period (including undistributed net investment income of $4,387 and undistributed net investment income of $1,493, respectively)	$ 22,930,976	$ 8,043,419

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.54	$ 50.43	$ 49.92	$ 45.17	$ 41.16
Income from Investment Operations
Net investment income (loss) C	.733	.868	.792	.802	.789
Net realized and unrealized gain (loss)	4.363	5.348	.666	4.972	4.116
Total from investment operations	5.096	6.216	1.458	5.774	4.905
Distributions from net investment income	(.713)	(.879)	(.794)	(.815)	(.785)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(.876)	(1.106)	(.948)	(1.024)	(.895)
Net asset value, end of period	$ 59.76	$ 55.54	$ 50.43	$ 49.92	$ 45.17
Total ReturnA, B	9.23%	12.49%	3.02%	12.85%	11.96%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.25%	1.64%	1.63%	1.65%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 699	$ 122	$ 133	$ 133	$ 359
Portfolio turnover rate D	18%	34%	46%	17%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.55	$ 50.46	$ 49.94	$ 45.16	$ 41.16
Income from Investment Operations
Net investment income (loss) C	.580	.738	.672	.682	.678
Net realized and unrealized gain (loss)	4.379	5.346	.678	4.975	4.107
Total from investment operations	4.959	6.084	1.350	5.657	4.785
Distributions from net investment income	(.576)	(.767)	(.676)	(.668)	(.675)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(.739)	(.994)	(.830)	(.877)	(.785)
Net asset value, end of period	$ 59.77	$ 55.55	$ 50.46	$ 49.94	$ 45.16
Total ReturnA, B	8.97%	12.21%	2.79%	12.57%	11.66%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.00%	1.39%	1.38%	1.40%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$ 338	$ 326	$ 128	$ 130	$ 328
Portfolio turnover rate D	18%	34%	46%	17%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.49	$ 50.44	$ 49.94	$ 45.19	$ 41.16
Income from Investment Operations
Net investment income (loss) C	.293	.471	.427	.438	.454
Net realized and unrealized gain (loss)	4.369	5.346	.662	4.974	4.117
Total from investment operations	4.662	5.817	1.089	5.412	4.571
Distributions from net investment income	(.339)	(.540)	(.435)	(.453)	(.431)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(.502)	(.767)	(.589)	(.662)	(.541)
Net asset value, end of period	$ 59.65	$ 55.49	$ 50.44	$ 49.94	$ 45.19
Total ReturnA, B	8.43%	11.65%	2.24%	12.01%	11.13%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.50%	.89%	.88%	.90%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 37	$ 18	$ 33	$ 49	$ 51
Portfolio turnover rate D	18%	34%	46%	17%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2028

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17
Income from Investment Operations
Net investment income (loss) B	.874	1.003	.914	.925	.900
Net realized and unrealized gain (loss)	4.376	5.340	.680	4.965	4.115
Total from investment operations	5.250	6.343	1.594	5.890	5.015
Distributions from net investment income	(.867)	(1.016)	(.920)	(.941)	(.895)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(1.030)	(1.243)	(1.074)	(1.150)	(1.005)
Net asset value, end of period	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18
Total ReturnA	9.52%	12.76%	3.30%	13.12%	12.24%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.50%	1.89%	1.88%	1.90%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,766	$ 7,494	$ 5,405	$ 5,783	$ 5,383
Portfolio turnover rate C	18%	34%	46%	17%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.54	$ 50.44	$ 49.92	$ 45.18	$ 41.17
Income from Investment Operations
Net investment income (loss) B	.871	1.011	.916	.923	.899
Net realized and unrealized gain (loss)	4.379	5.332	.678	4.967	4.116
Total from investment operations	5.250	6.343	1.594	5.890	5.015
Distributions from net investment income	(.867)	(1.016)	(.920)	(.941)	(.895)
Distributions from net realized gain	(.163)	(.227)	(.154)	(.209)	(.110)
Total distributions	(1.030)	(1.243)	(1.074)	(1.150)	(1.005)
Net asset value, end of period	$ 59.76	$ 55.54	$ 50.44	$ 49.92	$ 45.18
Total ReturnA	9.52%	12.76%	3.30%	13.12%	12.24%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.50%	1.89%	1.88%	1.90%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 91	$ 83	$ 24	$ 27	$ 36
Portfolio turnover rate C	18%	34%	46%	17%	16%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.9	6.0
Fidelity Blue Chip Growth Fund	5.6	5.6
Fidelity Equity-Income Fund	8.6	8.6
Fidelity Large Cap Stock Fund	6.5	6.4
Fidelity Series 100 Index Fund	5.6	5.5
Fidelity Series Broad Market Opportunities Fund	9.8	9.9
Fidelity Series Small Cap Opportunities Fund	0.8	0.9
	42.8	42.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.5	6.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.2	2.3
Fidelity Strategic Income Fund	2.3	2.3
	4.5	4.6
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.2	6.2
Fidelity Strategic Real Return Fund	6.1	6.1
Fidelity Total Bond Fund	18.4	18.5
	30.7	30.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.8	7.5
Fidelity Short-Term Bond Fund	7.7	7.6
	15.5	15.1
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	42.8%
International Equity Funds	6.5%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.7%
Short-Term Funds	15.5%

Six months ago
Domestic Equity Funds	42.9%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.6%
Investment Grade Fixed-Income Funds	30.8%
Short-Term Funds	15.1%

Expected
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2030 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 49.3%
	Shares	Value
Domestic Equity Funds - 42.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	44,376	$ 939,878
Fidelity Blue Chip Growth Fund (b)	13,247	883,698
Fidelity Equity-Income Fund (b)	22,259	1,364,041
Fidelity Large Cap Stock Fund (b)	37,076	1,027,000
Fidelity Series 100 Index Fund (b)	70,602	898,054
Fidelity Series Broad Market Opportunities Fund (b)	101,312	1,556,146
Fidelity Series Small Cap Opportunities Fund (b)	10,097	130,853
TOTAL DOMESTIC EQUITY FUNDS		6,799,670
International Equity Funds - 6.5%
Fidelity Advisor International Discovery Fund Institutional Class (b)	25,732	1,026,963
TOTAL EQUITY FUNDS (Cost $6,712,226)		7,826,633
Fixed-Income Funds - 35.2%

High Yield Fixed-Income Funds - 4.5%
Fidelity Capital & Income Fund (b)	35,522	357,000
Fidelity Strategic Income Fund (b)	32,261	360,037
TOTAL HIGH YIELD FIXED-INCOME FUNDS		717,037

	Shares	Value
Investment Grade Fixed-Income Funds - 30.7%
Fidelity Government Income Fund (b)	94,171	$ 976,553
Fidelity Strategic Real Return Fund (b)	100,949	966,081
Fidelity Total Bond Fund (b)	274,078	2,927,151
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,869,785
TOTAL FIXED-INCOME FUNDS (Cost $5,511,811)		5,586,822
Short-Term Funds - 15.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	1,227,131	1,227,131
Fidelity Short-Term Bond Fund (b)	142,620	1,225,107
TOTAL SHORT-TERM FUNDS (Cost $2,446,901)		2,452,238
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $14,670,938)		15,865,693
NET OTHER ASSETS (LIABILITIES) - 0.0%		(319)
NET ASSETS - 100%		$ 15,865,374
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 412,788	$ 803,259	$ 235,283	$ 8,472	$ 1,026,963
Fidelity Advisor Mid Cap II Fund Institutional Class	363,773	805,964	229,289	632	939,878
Fidelity Blue Chip Growth Fund	336,749	702,186	232,541	1,818	883,698
Fidelity Capital & Income Fund	137,015	280,889	71,838	12,084	357,000
Fidelity Equity-Income Fund	518,628	1,039,534	292,034	27,427	1,364,041
Fidelity Government Income Fund	351,965	772,375	158,705	11,859	976,553
Fidelity Institutional Money Market Portfolio Institutional Class	429,392	989,913	192,174	734	1,227,131
Fidelity Large Cap Stock Fund	389,387	806,436	239,718	6,897	1,027,000
Fidelity Series 100 Index Fund	335,996	662,092	186,934	10,722	898,054
Fidelity Series Broad Market Opportunities Fund	596,337	1,180,284	371,918	4,481	1,556,146
Fidelity Series Small Cap Opportunities Fund	52,021	116,019	32,856	21	130,853
Fidelity Short-Term Bond Fund	429,610	988,036	194,327	8,100	1,225,107
Fidelity Strategic Income Fund	136,911	288,323	70,680	10,290	360,037
Fidelity Strategic Real Return Fund	351,986	778,089	184,799	14,784	966,081
Fidelity Total Bond Fund	1,057,723	2,330,318	495,639	61,798	2,927,151
Total	$ 5,900,281	$ 12,543,717	$ 3,188,735	$ 180,119	$ 15,865,693
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $14,670,938) - See accompanying schedule		$ 15,865,693
Cash		2
Receivable for fund shares sold		12,542
Total assets		15,878,237

Liabilities
Payable for investments purchased	$ 12,502
Distribution and service plan fees payable	361
Total liabilities		12,863

Net Assets		$ 15,865,374
Net Assets consist of:
Paid in capital		$ 14,608,000
Undistributed net investment income		3,019
Accumulated undistributed net realized gain (loss) on investments		59,600
Net unrealized appreciation (depreciation) on investments		1,194,755
Net Assets		$ 15,865,374

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($257,010 ÷ 4,295.09 shares)		$ 59.84

Maximum offering price per share (100/94.25 of $59.84)		$ 63.49
Class T: Net Asset Value and redemption price per share ($17,373 ÷ 289.77 shares)		$ 59.95

Maximum offering price per share (100/96.50 of $59.95)		$ 62.12

Class C: Net Asset Value and offering price per share ($352,784 ÷ 5,915.40 shares)A		$ 59.64

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($15,175,100 ÷ 253,596.50 shares)		$ 59.84

Institutional Class: Net Asset Value, offering price and redemption price per share ($63,107 ÷ 1,054.55 shares)		$ 59.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 180,119

Expenses
Distribution and service plan fees	$ 3,769
Independent trustees' compensation	42
Total expenses before reductions	3,811
Expense reductions	(42)	3,769
Net investment income (loss)		176,350
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(19,267)
Capital gain distributions from underlying funds	206,864
Total net realized gain (loss)		187,597
Change in net unrealized appreciation (depreciation) on underlying funds		629,689
Net gain (loss)		817,286
Net increase (decrease) in net assets resulting from operations		$ 993,636

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 176,350	$ 80,370
Net realized gain (loss)	187,597	155,323
Change in net unrealized appreciation (depreciation)	629,689	299,880
Net increase (decrease) in net assets resulting from operations	993,636	535,573
Distributions to shareholders from net investment income	(174,314)	(80,007)
Distributions to shareholders from net realized gain	(29,274)	(17,604)
Total distributions	(203,588)	(97,611)
Share transactions - net increase (decrease)	9,175,334	1,469,395
Total increase (decrease) in net assets	9,965,382	1,907,357

Net Assets
Beginning of period	5,899,992	3,992,635
End of period (including undistributed net investment income of $3,019 and undistributed net investment income of $983, respectively)	$ 15,865,374	$ 5,899,992

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.45	$ 50.12	$ 49.65	$ 44.77	$ 40.69
Income from Investment Operations
Net investment income (loss) C	.740	.886	.815	.791	.718
Net realized and unrealized gain (loss)	4.505	5.568	.598	5.066	4.180
Total from investment operations	5.245	6.454	1.413	5.857	4.898
Distributions from net investment income	(.700)	(.896)	(.796)	(.801)	(.713)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(.855)	(1.124)	(.943)	(.977)	(.818)
Net asset value, end of period	$ 59.84	$ 55.45	$ 50.12	$ 49.65	$ 44.77
Total ReturnA, B	9.51%	13.06%	2.94%	13.15%	12.08%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.27%	1.67%	1.68%	1.63%	1.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 257	$ 145	$ 86	$ 72	$ 66
Portfolio turnover rate D	27%	32%	50%	24%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.55	$ 50.20	$ 49.67	$ 44.78	$ 40.69
Income from Investment Operations
Net investment income (loss) C	.597	.745	.715	.655	.603
Net realized and unrealized gain (loss)	4.507	5.590	.598	5.076	4.182
Total from investment operations	5.104	6.335	1.313	5.731	4.785
Distributions from net investment income	(.549)	(.757)	(.636)	(.665)	(.590)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(.704)	(.985)	(.783)	(.841)	(.695)
Net asset value, end of period	$ 59.95	$ 55.55	$ 50.20	$ 49.67	$ 44.78
Total ReturnA, B	9.23%	12.78%	2.72%	12.85%	11.79%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.51% F	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.51% F	.46%	.50%	.50%
Expenses net of all reductions	.50%	.51% F	.46%	.50%	.50%
Net investment income (loss)	1.03%	1.41%	1.48%	1.38%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17	$ 15	$ 13	$ 15	$ 45
Portfolio turnover rate D	27%	32%	50%	24%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.33	$ 50.07	$ 49.61	$ 44.75	$ 40.67
Income from Investment Operations
Net investment income (loss) C	.303	.486	.451	.428	.385
Net realized and unrealized gain (loss)	4.486	5.561	.604	5.060	4.185
Total from investment operations	4.789	6.047	1.055	5.488	4.570
Distributions from net investment income	(.324)	(.559)	(.448)	(.452)	(.385)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(.479)	(.787)	(.595)	(.628)	(.490)
Net asset value, end of period	$ 59.64	$ 55.33	$ 50.07	$ 49.61	$ 44.75
Total ReturnA, B	8.68%	12.21%	2.19%	12.30%	11.26%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.52%	.92%	.93%	.88%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 353	$ 315	$ 312	$ 270	$ 186
Portfolio turnover rate D	27%	32%	50%	24%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2030

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.45	$ 50.12	$ 49.64	$ 44.76	$ 40.69
Income from Investment Operations
Net investment income (loss) B	.888	1.015	.935	.917	.821
Net realized and unrealized gain (loss)	4.502	5.567	.608	5.062	4.178
Total from investment operations	5.390	6.582	1.543	5.979	4.999
Distributions from net investment income	(.845)	(1.024)	(.916)	(.923)	(.824)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(1.000)	(1.252)	(1.063)	(1.099)	(.929)
Net asset value, end of period	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.76
Total ReturnA	9.78%	13.33%	3.22%	13.43%	12.34%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.52%	1.92%	1.93%	1.88%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,175	$ 5,367	$ 3,558	$ 3,962	$ 1,628
Portfolio turnover rate C	27%	32%	50%	24%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.45	$ 50.12	$ 49.64	$ 44.77	$ 40.69
Income from Investment Operations
Net investment income (loss) B	.885	1.020	.936	.911	.825
Net realized and unrealized gain (loss)	4.505	5.562	.607	5.058	4.184
Total from investment operations	5.390	6.582	1.543	5.969	5.009
Distributions from net investment income	(.845)	(1.024)	(.916)	(.923)	(.824)
Distributions from net realized gain	(.155)	(.228)	(.147)	(.176)	(.105)
Total distributions	(1.000)	(1.252)	(1.063)	(1.099)	(.929)
Net asset value, end of period	$ 59.84	$ 55.45	$ 50.12	$ 49.64	$ 44.77
Total ReturnA	9.78%	13.33%	3.22%	13.41%	12.36%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.52%	1.92%	1.93%	1.88%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 57	$ 24	$ 27	$ 36
Portfolio turnover rate C	27%	32%	50%	24%	31%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	6.1
Fidelity Blue Chip Growth Fund	5.7	5.8
Fidelity Equity-Income Fund	8.8	8.8
Fidelity Large Cap Stock Fund	6.7	6.5
Fidelity Series 100 Index Fund	5.8	5.7
Fidelity Series Broad Market Opportunities Fund	10.1	10.2
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	44.1	44.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.2	7.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.4	2.4
Fidelity Strategic Income Fund	2.4	2.5
	4.8	4.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	6.1
Fidelity Strategic Real Return Fund	5.9	6.0
Fidelity Total Bond Fund	18.0	18.0
	29.9	30.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.0	6.8
Fidelity Short-Term Bond Fund	7.0	6.9
	14.0	13.7
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	44.1%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.9%
Short-Term Funds	14.0%

Six months ago
Domestic Equity Funds	44.0%
International Equity Funds	7.3%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	30.1%
Short-Term Funds	13.7%

Expected
Domestic Equity Funds	44.2%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.8%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	14.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2032 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 51.3%
	Shares	Value
Domestic Equity Funds - 44.1%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	23,172	$ 490,780
Fidelity Blue Chip Growth Fund (b)	6,908	460,847
Fidelity Equity-Income Fund (b)	11,619	712,030
Fidelity Large Cap Stock Fund (b)	19,354	536,114
Fidelity Series 100 Index Fund (b)	36,812	468,251
Fidelity Series Broad Market Opportunities Fund (b)	52,860	811,929
Fidelity Series Small Cap Opportunities Fund (b)	5,248	68,015
TOTAL DOMESTIC EQUITY FUNDS		3,547,966
International Equity Funds - 7.2%
Fidelity Advisor International Discovery Fund Institutional Class (b)	14,612	583,182
TOTAL EQUITY FUNDS (Cost $3,335,729)		4,131,148
Fixed-Income Funds - 34.7%

High Yield Fixed-Income Funds - 4.8%
Fidelity Capital & Income Fund (b)	19,247	193,429
Fidelity Strategic Income Fund (b)	17,479	195,065
TOTAL HIGH YIELD FIXED-INCOME FUNDS		388,494

	Shares	Value
Investment Grade Fixed-Income Funds - 29.9%
Fidelity Government Income Fund (b)	46,490	$ 482,104
Fidelity Strategic Real Return Fund (b)	49,839	476,961
Fidelity Total Bond Fund (b)	135,387	1,445,928
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,404,993
TOTAL FIXED-INCOME FUNDS (Cost $2,784,081)		2,793,487
Short-Term Funds - 14.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	565,193	565,193
Fidelity Short-Term Bond Fund (b)	65,688	564,256
TOTAL SHORT-TERM FUNDS (Cost $1,127,421)		1,129,449
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,247,231)		8,054,084
NET OTHER ASSETS (LIABILITIES) - 0.0%		(180)
NET ASSETS - 100%		$ 8,053,904
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 370,337	$ 340,783	$ 167,453	$ 5,992	$ 583,182
Fidelity Advisor Mid Cap II Fund Institutional Class	300,718	329,546	144,453	397	490,780
Fidelity Blue Chip Growth Fund	278,414	282,469	146,760	1,324	460,847
Fidelity Capital & Income Fund	117,258	112,930	43,943	7,472	193,429
Fidelity Equity-Income Fund	428,523	397,159	173,657	16,282	712,030
Fidelity Government Income Fund	275,478	298,354	97,214	6,609	482,104
Fidelity Institutional Money Market Portfolio Institutional Class	317,994	356,231	109,032	387	565,193
Fidelity Large Cap Stock Fund	321,858	315,047	148,581	4,163	536,114
Fidelity Series 100 Index Fund	277,791	252,829	115,905	6,883	468,251
Fidelity Series Broad Market Opportunities Fund	492,658	448,352	226,834	2,811	811,929
Fidelity Series Small Cap Opportunities Fund	42,934	47,286	20,030	13	68,015
Fidelity Short-Term Bond Fund	318,164	354,459	109,577	4,215	564,256
Fidelity Strategic Income Fund	117,167	118,197	43,400	6,328	195,065
Fidelity Strategic Real Return Fund	275,483	297,857	106,806	8,326	476,961
Fidelity Total Bond Fund	826,974	895,119	292,365	34,858	1,445,928
Total	$ 4,761,751	$ 4,846,618	$ 1,946,010	$ 106,060	$ 8,054,084
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2014

Assets
Investment in securities, at value (cost $7,247,231) - See accompanying schedule	$ 8,054,084

Liabilities
Distribution and service plan fees payable	180

Net Assets	$ 8,053,904
Net Assets consist of:
Paid in capital	$ 7,257,981
Undistributed net investment income	1,555
Accumulated undistributed net realized gain (loss) on investments	(12,485)
Net unrealized appreciation (depreciation) on investments	806,853
Net Assets	$ 8,053,904

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($267,193 ÷ 4,710.74 shares)	$ 56.72

Maximum offering price per share (100/94.25 of $56.72)	$ 60.18
Class T: Net Asset Value and redemption price per share ($36,500 ÷ 643.10 shares)	$ 56.76

Maximum offering price per share (100/96.50 of $56.76)	$ 58.82

Class C: Net Asset Value and offering price per share ($121,610 ÷ 2,147.99 shares)A	$ 56.62

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($7,607,885 ÷ 134,109.65 shares)	$ 56.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($20,716 ÷ 365.16 shares)	$ 56.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 106,060

Expenses
Distribution and service plan fees	$ 2,082
Independent trustees' compensation	25
Total expenses before reductions	2,107
Expense reductions	(25)	2,082
Net investment income (loss)		103,978
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(1,525)
Capital gain distributions from underlying funds	132,838
Total net realized gain (loss)		131,313
Change in net unrealized appreciation (depreciation) on underlying funds		393,242
Net gain (loss)		524,555
Net increase (decrease) in net assets resulting from operations		$ 628,533

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 103,978	$ 82,284
Net realized gain (loss)	131,313	150,587
Change in net unrealized appreciation (depreciation)	393,242	298,362
Net increase (decrease) in net assets resulting from operations	628,533	531,233
Distributions to shareholders from net investment income	(103,188)	(81,963)
Distributions to shareholders from net realized gain	(75,104)	(32,634)
Total distributions	(178,292)	(114,597)
Share transactions - net increase (decrease)	2,842,028	1,045,148
Total increase (decrease) in net assets	3,292,269	1,461,784

Net Assets
Beginning of period	4,761,635	3,299,851
End of period (including undistributed net investment income of $1,555 and undistributed net investment income of $764, respectively)	$ 8,053,904	$ 4,761,635

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.04	$ 47.91	$ 49.07	$ 44.19	$ 40.21
Income from Investment Operations
Net investment income (loss) C	.718	.906	.717	.796	.727
Net realized and unrealized gain (loss)	4.379	5.480	.618	5.086	4.154
Total from investment operations	5.097	6.386	1.335	5.882	4.881
Distributions from net investment income	(.704)	(.852)	(.770)	(.812)	(.796)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(1.417)	(1.256)	(2.495)	(1.002)	(.901)
Net asset value, end of period	$ 56.72	$ 53.04	$ 47.91	$ 49.07	$ 44.19
Total ReturnA, B	9.76%	13.55%	2.85%	13.38%	12.19%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.37%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.30%	1.80%	1.51%	1.66%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 267	$ 229	$ 217	$ 214	$ 200
Portfolio turnover rate D	29%	30%	37%	45%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.08	$ 47.94	$ 49.10	$ 44.20	$ 40.22
Income from Investment Operations
Net investment income (loss) C	.581	.781	.599	.676	.620
Net realized and unrealized gain (loss)	4.386	5.484	.599	5.107	4.147
Total from investment operations	4.967	6.265	1.198	5.783	4.767
Distributions from net investment income	(.574)	(.721)	(.633)	(.693)	(.682)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(1.287)	(1.125)	(2.358)	(.883)	(.787)
Net asset value, end of period	$ 56.76	$ 53.08	$ 47.94	$ 49.10	$ 44.20
Total ReturnA, B	9.50%	13.27%	2.55%	13.14%	11.90%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.62%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.05%	1.55%	1.26%	1.41%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 36	$ 27	$ 24	$ 27	$ 35
Portfolio turnover rate D	29%	30%	37%	45%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.99	$ 47.93	$ 49.12	$ 44.22	$ 40.23
Income from Investment Operations
Net investment income (loss) C	.305	.529	.358	.434	.403
Net realized and unrealized gain (loss)	4.382	5.469	.615	5.102	4.143
Total from investment operations	4.687	5.998	.973	5.536	4.546
Distributions from net investment income	(.344)	(.534)	(.438)	(.446)	(.451)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(1.057)	(.938)	(2.163)	(.636)	(.556)
Net asset value, end of period	$ 56.62	$ 52.99	$ 47.93	$ 49.12	$ 44.22
Total ReturnA, B	8.96%	12.68%	2.07%	12.55%	11.33%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.12%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.55%	1.05%	.76%	.91%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 122	$ 69	$ 52	$ 22	$ 29
Portfolio turnover rate D	29%	30%	37%	45%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2032

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22
Income from Investment Operations
Net investment income (loss) B	.856	1.033	.836	.918	.832
Net realized and unrealized gain (loss)	4.380	5.479	.618	5.095	4.147
Total from investment operations	5.236	6.512	1.454	6.013	4.979
Distributions from net investment income	(.843)	(.978)	(.889)	(.933)	(.904)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(1.556)	(1.382)	(2.614)	(1.123)	(1.009)
Net asset value, end of period	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19
Total ReturnA	10.04%	13.83%	3.10%	13.68%	12.44%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.12%	.00% D	.00% D
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.55%	2.05%	1.76%	1.91%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,608	$ 4,418	$ 2,991	$ 1,297	$ 1,391
Portfolio turnover rate C	29%	30%	37%	45%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 53.05	$ 47.92	$ 49.08	$ 44.19	$ 40.22
Income from Investment Operations
Net investment income (loss) B	.856	1.032	.835	.904	.834
Net realized and unrealized gain (loss)	4.380	5.480	.619	5.109	4.145
Total from investment operations	5.236	6.512	1.454	6.013	4.979
Distributions from net investment income	(.843)	(.978)	(.889)	(.933)	(.904)
Distributions from net realized gain	(.713)	(.404)	(1.725)	(.190)	(.105)
Total distributions	(1.556)	(1.382)	(2.614)	(1.123)	(1.009)
Net asset value, end of period	$ 56.73	$ 53.05	$ 47.92	$ 49.08	$ 44.19
Total ReturnA	10.04%	13.83%	3.10%	13.68%	12.44%
Ratios to Average Net Assets C,E
Expenses before reductions	.00% D	.00% D	.12%	.00% D	.00% D
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.55%	2.05%	1.76%	1.91%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 21	$ 19	$ 17	$ 19	$ 61
Portfolio turnover rate C	29%	30%	37%	45%	95%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.2	6.2
Fidelity Blue Chip Growth Fund	5.9	5.9
Fidelity Equity-Income Fund	9.0	9.0
Fidelity Large Cap Stock Fund	6.8	6.7
Fidelity Series 100 Index Fund	5.9	5.8
Fidelity Series Broad Market Opportunities Fund	10.3	10.4
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.0	44.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.0	8.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.6
Fidelity Strategic Income Fund	2.6	2.6
	5.1	5.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.8
Fidelity Strategic Real Return Fund	5.7	5.7
Fidelity Total Bond Fund	17.3	17.3
	28.7	28.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.6	6.5
Fidelity Short-Term Bond Fund	6.6	6.5
	13.2	13.0
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.0%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.7%
Short-Term Funds	13.2%

Six months ago
Domestic Equity Funds	44.9%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	28.8%
Short-Term Funds	13.0%

Expected
Domestic Equity Funds	45.1%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2034 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 53.0%
	Shares	Value
Domestic Equity Funds - 45.0%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	25,835	$ 547,182
Fidelity Blue Chip Growth Fund (b)	7,713	514,535
Fidelity Equity-Income Fund (b)	12,968	794,671
Fidelity Large Cap Stock Fund (b)	21,615	598,743
Fidelity Series 100 Index Fund (b)	41,109	522,911
Fidelity Series Broad Market Opportunities Fund (b)	59,004	906,306
Fidelity Series Small Cap Opportunities Fund (b)	5,868	76,048
TOTAL DOMESTIC EQUITY FUNDS		3,960,396
International Equity Funds - 8.0%
Fidelity Advisor International Discovery Fund Institutional Class (b)	17,667	705,091
TOTAL EQUITY FUNDS (Cost $3,863,186)		4,665,487
Fixed-Income Funds - 33.8%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund (b)	22,108	222,186
Fidelity Strategic Income Fund (b)	20,079	224,086
TOTAL HIGH YIELD FIXED-INCOME FUNDS		446,272

	Shares	Value
Investment Grade Fixed-Income Funds - 28.7%
Fidelity Government Income Fund (b)	48,876	$ 506,842
Fidelity Strategic Real Return Fund (b)	52,392	501,394
Fidelity Total Bond Fund (b)	142,333	1,520,120
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,528,356
TOTAL FIXED-INCOME FUNDS (Cost $2,912,731)		2,974,628
Short-Term Funds - 13.2%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	583,337	583,337
Fidelity Short-Term Bond Fund (b)	67,797	582,375
TOTAL SHORT-TERM FUNDS (Cost $1,161,394)		1,165,712
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,937,311)		8,805,827
NET OTHER ASSETS (LIABILITIES) - 0.0%		(103)
NET ASSETS - 100%		$ 8,805,724
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 358,688	$ 431,974	$ 119,724	$ 5,465	$ 705,091
Fidelity Advisor Mid Cap II Fund Institutional Class	269,698	372,819	98,639	341	547,182
Fidelity Blue Chip Growth Fund	249,635	324,268	103,112	1,092	514,535
Fidelity Capital & Income Fund	108,224	136,629	28,739	7,195	222,186
Fidelity Equity-Income Fund	384,259	471,308	114,578	15,213	794,671
Fidelity Government Income Fund	234,485	320,837	53,348	5,886	506,842
Fidelity Institutional Money Market Portfolio Institutional Class	261,036	377,586	55,285	336	583,337
Fidelity Large Cap Stock Fund	288,297	369,874	99,610	3,836	598,743
Fidelity Series 100 Index Fund	249,076	299,242	74,018	5,836	522,911
Fidelity Series Broad Market Opportunities Fund	441,539	534,083	155,806	2,411	906,306
Fidelity Series Small Cap Opportunities Fund	38,625	54,011	14,263	11	76,048
Fidelity Short-Term Bond Fund	261,172	380,100	59,599	3,679	582,375
Fidelity Strategic Income Fund	108,142	141,281	28,234	6,117	224,086
Fidelity Strategic Real Return Fund	234,491	321,662	63,818	7,522	501,394
Fidelity Total Bond Fund	703,473	964,966	162,992	30,824	1,520,120
Total	$ 4,190,840	$ 5,500,640	$ 1,231,765	$ 95,764	$ 8,805,827
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2014

Assets
Investment in securities, at value (cost $7,937,311) - See accompanying schedule	$ 8,805,827
Cash	1
Total assets	8,805,828

Liabilities
Distribution and service plan fees payable	104

Net Assets	$ 8,805,724
Net Assets consist of:
Paid in capital	$ 7,903,283
Undistributed net investment income	1,699
Accumulated undistributed net realized gain (loss) on investments	32,226
Net unrealized appreciation (depreciation) on investments	868,516
Net Assets	$ 8,805,724

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($125,701 ÷ 2,100.36 shares)	$ 59.85

Maximum offering price per share (100/94.25 of $59.85)	$ 63.50
Class T: Net Asset Value and redemption price per share ($96,487 ÷ 1,612.10 shares)	$ 59.85

Maximum offering price per share (100/96.50 of $59.85)	$ 62.02

Class C: Net Asset Value and offering price per share ($53,538 ÷ 896.25 shares)A	$ 59.74

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($8,313,273 ÷ 138,960.56 shares)	$ 59.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($216,725 ÷ 3,622.35 shares)	$ 59.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 95,764

Expenses
Distribution and service plan fees	$ 1,241
Independent trustees' compensation	23
Total expenses before reductions	1,264
Expense reductions	(23)	1,241
Net investment income (loss)		94,523
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	103
Capital gain distributions from underlying funds	115,763
Total net realized gain (loss)		115,866
Change in net unrealized appreciation (depreciation) on underlying funds		345,996
Net gain (loss)		461,862
Net increase (decrease) in net assets resulting from operations		$ 556,385

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 94,523	$ 56,289
Net realized gain (loss)	115,866	94,056
Change in net unrealized appreciation (depreciation)	345,996	236,800
Net increase (decrease) in net assets resulting from operations	556,385	387,145
Distributions to shareholders from net investment income	(93,540)	(55,933)
Distributions to shareholders from net realized gain	(34,674)	(10,194)
Total distributions	(128,214)	(66,127)
Share transactions - net increase (decrease)	4,186,789	1,540,337
Total increase (decrease) in net assets	4,614,960	1,861,355

Net Assets
Beginning of period	4,190,764	2,329,409
End of period (including undistributed net investment income of $1,699 and undistributed net investment income of $716, respectively)	$ 8,805,724	$ 4,190,764

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.44	$ 49.70	$ 49.33	$ 44.27	$ 40.29
Income from Investment Operations
Net investment income (loss) C	.741	.840	.782	.799	.753
Net realized and unrealized gain (loss)	4.748	6.014	.504	5.233	4.174
Total from investment operations	5.489	6.854	1.286	6.032	4.927
Distributions from net investment income	(.723)	(.903)	(.775)	(.772)	(.758)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(1.079)	(1.114)	(.916)	(.972)	(.947)
Net asset value, end of period	$ 59.85	$ 55.44	$ 49.70	$ 49.33	$ 44.27
Total ReturnA, B	9.97%	13.98%	2.71%	13.69%	12.29%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.27%	1.60%	1.63%	1.66%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 126	$ 20	$ 18	$ 20	$ 27
Portfolio turnover rate D	19%	35%	34%	39%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.44	$ 49.70	$ 49.34	$ 44.27	$ 40.29
Income from Investment Operations
Net investment income (loss) C	.592	.719	.662	.681	.645
Net realized and unrealized gain (loss)	4.742	6.008	.490	5.247	4.175
Total from investment operations	5.334	6.727	1.152	5.928	4.820
Distributions from net investment income	(.568)	(.776)	(.651)	(.658)	(.651)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(.924)	(.987)	(.792)	(.858)	(.840)
Net asset value, end of period	$ 59.85	$ 55.44	$ 49.70	$ 49.34	$ 44.27
Total ReturnA, B	9.68%	13.71%	2.42%	13.45%	12.01%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.02%	1.35%	1.38%	1.42%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 96	$ 88	$ 23	$ 27	$ 35
Portfolio turnover rate D	19%	35%	34%	39%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.39	$ 49.70	$ 49.37	$ 44.30	$ 40.30
Income from Investment Operations
Net investment income (loss) C	.300	.448	.424	.439	.426
Net realized and unrealized gain (loss)	4.746	6.020	.490	5.239	4.185
Total from investment operations	5.046	6.468	.914	5.678	4.611
Distributions from net investment income	(.340)	(.567)	(.443)	(.408)	(.422)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(.696)	(.778)	(.584)	(.608)	(.611)
Net asset value, end of period	$ 59.74	$ 55.39	$ 49.70	$ 49.37	$ 44.30
Total ReturnA, B	9.15%	13.15%	1.92%	12.85%	11.47%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.52%	.86%	.89%	.91%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 49	$ 43	$ 20	$ 27
Portfolio turnover rate D	19%	35%	34%	39%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2034

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.41	$ 49.67	$ 49.31	$ 44.26	$ 40.28
Income from Investment Operations
Net investment income (loss) B	.885	.975	.903	.921	.862
Net realized and unrealized gain (loss)	4.738	6.009	.505	5.227	4.183
Total from investment operations	5.623	6.984	1.408	6.148	5.045
Distributions from net investment income	(.857)	(1.033)	(.907)	(.898)	(.876)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(1.213)	(1.244)	(1.048)	(1.098)	(1.065)
Net asset value, end of period	$ 59.82	$ 55.41	$ 49.67	$ 49.31	$ 44.26
Total ReturnA	10.23%	14.27%	2.97%	13.97%	12.59%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.52%	1.85%	1.89%	1.92%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,313	$ 3,894	$ 2,123	$ 2,066	$ 1,672
Portfolio turnover rate C	19%	35%	34%	39%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.42	$ 49.67	$ 49.31	$ 44.26	$ 40.28
Income from Investment Operations
Net investment income (loss) B	.884	.972	.904	.922	.860
Net realized and unrealized gain (loss)	4.739	6.022	.504	5.226	4.185
Total from investment operations	5.623	6.994	1.408	6.148	5.045
Distributions from net investment income	(.857)	(1.033)	(.907)	(.898)	(.876)
Distributions from net realized gain	(.356)	(.211)	(.141)	(.200)	(.189)
Total distributions	(1.213)	(1.244)	(1.048)	(1.098)	(1.065)
Net asset value, end of period	$ 59.83	$ 55.42	$ 49.67	$ 49.31	$ 44.26
Total ReturnA	10.23%	14.29%	2.97%	13.97%	12.59%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.52%	1.85%	1.89%	1.92%	1.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 217	$ 139	$ 122	$ 107	$ 94
Portfolio turnover rate C	19%	35%	34%	39%	22%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.3	6.4
Fidelity Blue Chip Growth Fund	6.0	6.0
Fidelity Equity-Income Fund	9.2	9.1
Fidelity Large Cap Stock Fund	6.9	6.8
Fidelity Series 100 Index Fund	6.0	5.9
Fidelity Series Broad Market Opportunities Fund	10.5	10.6
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	45.8	45.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.8	8.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.6	2.7
Fidelity Strategic Income Fund	2.7	2.7
	5.3	5.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.7
Fidelity Strategic Real Return Fund	5.6	5.7
Fidelity Total Bond Fund	16.9	17.0
	28.2	28.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.0	5.8
Fidelity Short-Term Bond Fund	5.9	5.8
	11.9	11.6
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	45.8%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	28.2%
Short-Term Funds	11.9%

Six months ago
Domestic Equity Funds	45.7%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	28.4%
Short-Term Funds	11.6%
Expected
Domestic Equity Funds	46.0%
International Equity Funds	8.7%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	12.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2036 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 54.6%
	Shares	Value
Domestic Equity Funds - 45.8%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	21,795	$ 461,619
Fidelity Blue Chip Growth Fund (b)	6,495	433,268
Fidelity Equity-Income Fund (b)	10,927	669,628
Fidelity Large Cap Stock Fund (b)	18,214	504,538
Fidelity Series 100 Index Fund (b)	34,620	440,371
Fidelity Series Broad Market Opportunities Fund (b)	49,745	764,088
Fidelity Series Small Cap Opportunities Fund (b)	4,964	64,339
TOTAL DOMESTIC EQUITY FUNDS		3,337,851
International Equity Funds - 8.8%
Fidelity Advisor International Discovery Fund Institutional Class (b)	16,060	640,937
TOTAL EQUITY FUNDS (Cost $3,307,815)		3,978,788
Fixed-Income Funds - 33.5%

High Yield Fixed-Income Funds - 5.3%
Fidelity Capital & Income Fund (b)	19,179	192,744
Fidelity Strategic Income Fund (b)	17,419	194,393
TOTAL HIGH YIELD FIXED-INCOME FUNDS		387,137

	Shares	Value
Investment Grade Fixed-Income Funds - 28.2%
Fidelity Government Income Fund (b)	39,687	$ 411,552
Fidelity Strategic Real Return Fund (b)	42,541	407,116
Fidelity Total Bond Fund (b)	115,574	1,234,333
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,053,001
TOTAL FIXED-INCOME FUNDS (Cost $2,447,640)		2,440,138
Short-Term Funds - 11.9%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	434,802	434,802
Fidelity Short-Term Bond Fund (b)	50,533	434,082
TOTAL SHORT-TERM FUNDS (Cost $868,083)		868,884
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,623,538)		7,287,810
NET OTHER ASSETS (LIABILITIES) - 0.0%		(516)
NET ASSETS - 100%		$ 7,287,294
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 429,351	$ 324,563	$ 152,413	$ 6,198	$ 640,937
Fidelity Advisor Mid Cap II Fund Institutional Class	299,915	272,832	114,281	356	461,619
Fidelity Blue Chip Growth Fund	277,506	231,518	118,084	1,193	433,268
Fidelity Capital & Income Fund	123,843	101,165	39,002	7,378	192,744
Fidelity Equity-Income Fund	426,985	334,521	144,859	14,844	669,628
Fidelity Government Income Fund	252,711	226,420	72,255	5,624	411,552
Fidelity Institutional Money Market Portfolio Institutional Class	252,006	257,502	74,705	292	434,802
Fidelity Large Cap Stock Fund	320,703	259,340	117,807	3,775	504,538
Fidelity Series 100 Index Fund	276,886	208,743	92,852	6,234	440,371
Fidelity Series Broad Market Opportunities Fund	490,982	367,073	181,498	2,520	764,088
Fidelity Series Small Cap Opportunities Fund	42,688	39,956	16,039	12	64,339
Fidelity Short-Term Bond Fund	252,142	255,800	74,706	3,182	434,082
Fidelity Strategic Income Fund	123,745	106,544	38,841	6,254	194,393
Fidelity Strategic Real Return Fund	252,708	228,183	82,877	6,940	407,116
Fidelity Total Bond Fund	760,002	682,193	221,589	29,656	1,234,333
Total	$ 4,582,173	$ 3,896,353	$ 1,541,808	$ 94,458	$ 7,287,810
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2014

Assets
Investment in securities, at value (cost $6,623,538) - See accompanying schedule	$ 7,287,810

Liabilities
Distribution and service plan fees payable	516

Net Assets	$ 7,287,294
Net Assets consist of:
Paid in capital	$ 6,649,514
Undistributed net investment income	1,300
Accumulated undistributed net realized gain (loss) on investments	(27,792)
Net unrealized appreciation (depreciation) on investments	664,272
Net Assets	$ 7,287,294

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($181,161.83 ÷ 3,030.179 shares)	$ 59.79

Maximum offering price per share (100/94.25 of $59.79)	$ 63.44
Class T: Net Asset Value and redemption price per share ($420,018.62 ÷ 7,029.306 shares)	$ 59.75

Maximum offering price per share (100/96.50 of $59.75)	$ 61.92

Class C: Net Asset Value and offering price per share ($357,855.85 ÷ 6,006.299 shares)A	$ 59.58

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($6,327,492.62 ÷ 105,836.810 shares)	$ 59.79

Institutional Class: Net Asset Value, offering price and redemption price per share ($765.36 ÷ 12.792 shares)	$ 59.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 94,458

Expenses
Distribution and service plan fees	$ 5,685
Independent trustees' compensation	23
Total expenses before reductions	5,708
Expense reductions	(23)	5,685
Net investment income (loss)		88,773
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(5,177)
Capital gain distributions from underlying funds	119,956
Total net realized gain (loss)		114,779
Change in net unrealized appreciation (depreciation) on underlying funds		356,267
Net gain (loss)		471,046
Net increase (decrease) in net assets resulting from operations		$ 559,819

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 88,773	$ 71,025
Net realized gain (loss)	114,779	89,547
Change in net unrealized appreciation (depreciation)	356,267	345,367
Net increase (decrease) in net assets resulting from operations	559,819	505,939
Distributions to shareholders from net investment income	(88,233)	(70,625)
Distributions to shareholders from net realized gain	(17,586)	(12,770)
Total distributions	(105,819)	(83,395)
Share transactions - net increase (decrease)	2,251,545	1,316,059
Total increase (decrease) in net assets	2,705,545	1,738,603

Net Assets
Beginning of period	4,581,749	2,843,146
End of period (including undistributed net investment income of $1,300 and undistributed net investment income of $759, respectively)	$ 7,287,294	$ 4,581,749

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.12	$ 49.20	$ 48.92	$ 43.73	$ 39.70
Income from Investment Operations
Net investment income (loss) C	.751	.939	.760	.811	.748
Net realized and unrealized gain (loss)	4.831	6.075	.441	5.306	4.178
Total from investment operations	5.582	7.014	1.201	6.117	4.926
Distributions from net investment income	(.734)	(.913)	(.784)	(.771)	(.752)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(.912)	(1.094)	(.921)	(.927)	(.896)
Net asset value, end of period	$ 59.79	$ 55.12	$ 49.20	$ 48.92	$ 43.73
Total ReturnA, B	10.18%	14.45%	2.56%	14.05%	12.46%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.29%	1.80%	1.60%	1.70%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 181	$ 25	$ 27	$ 31	$ 40
Portfolio turnover rate D	25%	25%	62%	19%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.09	$ 49.17	$ 48.89	$ 43.72	$ 39.69
Income from Investment Operations
Net investment income (loss) C	.601	.809	.641	.693	.639
Net realized and unrealized gain (loss)	4.822	6.077	.448	5.287	4.183
Total from investment operations	5.423	6.886	1.089	5.980	4.822
Distributions from net investment income	(.585)	(.785)	(.672)	(.654)	(.648)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(.763)	(.966)	(.809)	(.810)	(.792)
Net asset value, end of period	$ 59.75	$ 55.09	$ 49.17	$ 48.89	$ 43.72
Total ReturnA, B	9.89%	14.18%	2.32%	13.73%	12.19%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.04%	1.55%	1.35%	1.45%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 420	$ 295	$ 278	$ 288	$ 265
Portfolio turnover rate D	25%	25%	62%	19%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.98	$ 49.14	$ 48.88	$ 43.74	$ 39.71
Income from Investment Operations
Net investment income (loss) C	.310	.553	.404	.454	.424
Net realized and unrealized gain (loss)	4.816	6.061	.445	5.293	4.179
Total from investment operations	5.126	6.614	.849	5.747	4.603
Distributions from net investment income	(.348)	(.593)	(.452)	(.451)	(.429)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(.526)	(.774)	(.589)	(.607)	(.573)
Net asset value, end of period	$ 59.58	$ 54.98	$ 49.14	$ 48.88	$ 43.74
Total ReturnA, B	9.35%	13.60%	1.80%	13.17%	11.61%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.54%	1.06%	.85%	.95%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 358	$ 357	$ 174	$ 216	$ 119
Portfolio turnover rate D	25%	25%	62%	19%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2036

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.11	$ 49.19	$ 48.91	$ 43.73	$ 39.70
Income from Investment Operations
Net investment income (loss) B	.893	1.073	.880	.939	.854
Net realized and unrealized gain (loss)	4.833	6.070	.445	5.291	4.183
Total from investment operations	5.726	7.143	1.325	6.230	5.037
Distributions from net investment income	(.868)	(1.042)	(.908)	(.894)	(.863)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(1.046)	(1.223)	(1.045)	(1.050)	(1.007)
Net asset value, end of period	$ 59.79	$ 55.11	$ 49.19	$ 48.91	$ 43.73
Total ReturnA	10.46%	14.74%	2.82%	14.32%	12.75%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.54%	2.05%	1.85%	1.95%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,327	$ 3,904	$ 2,363	$ 2,433	$ 598
Portfolio turnover rate C	25%	25%	62%	19%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.13	$ 49.18	$ 48.90	$ 43.73	$ 39.70
Income from Investment Operations
Net investment income (loss) B	.869	1.108	.873	.929	.851
Net realized and unrealized gain (loss)	4.877	6.065	.452	5.291	4.186
Total from investment operations	5.746	7.173	1.325	6.220	5.037
Distributions from net investment income	(.868)	(1.042)	(.908)	(.894)	(.863)
Distributions from net realized gain	(.178)	(.181)	(.137)	(.156)	(.144)
Total distributions	(1.046)	(1.223)	(1.045)	(1.050)	(1.007)
Net asset value, end of period	$ 59.83	$ 55.13	$ 49.18	$ 48.90	$ 43.73
Total ReturnA	10.49%	14.80%	2.82%	14.30%	12.75%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.54%	2.05%	1.85%	1.95%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1	$ 1	$ 1	$ 28	$ 103
Portfolio turnover rate C	25%	25%	62%	19%	26%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.4	6.5
Fidelity Blue Chip Growth Fund	6.1	6.1
Fidelity Equity-Income Fund	9.4	9.3
Fidelity Large Cap Stock Fund	7.0	6.9
Fidelity Series 100 Index Fund	6.2	6.0
Fidelity Series Broad Market Opportunities Fund	10.7	10.8
Fidelity Series Small Cap Opportunities Fund	0.9	0.9
	46.7	46.5
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.6	9.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.8
Fidelity Strategic Income Fund	2.8	2.9
	5.6	5.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.6
Fidelity Strategic Real Return Fund	5.5	5.5
Fidelity Total Bond Fund	16.6	16.6
	27.6	27.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.3	5.2
Fidelity Short-Term Bond Fund	5.2	5.2
	10.5	10.4
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	46.7%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.6%
Short-Term Funds	10.5%

Six months ago
Domestic Equity Funds	46.5%
International Equity Funds	9.7%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	27.7%
Short-Term Funds	10.4%

Expected
Domestic Equity Funds	46.9%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.5%
Short-Term Funds	10.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2038 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 56.3%
	Shares	Value
Domestic Equity Funds - 46.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	19,866	$ 420,758
Fidelity Blue Chip Growth Fund (b)	5,927	395,403
Fidelity Equity-Income Fund (b)	9,972	611,104
Fidelity Large Cap Stock Fund (b)	16,603	459,909
Fidelity Series 100 Index Fund (b)	31,589	401,816
Fidelity Series Broad Market Opportunities Fund (b)	45,377	696,988
Fidelity Series Small Cap Opportunities Fund (b)	4,498	58,296
TOTAL DOMESTIC EQUITY FUNDS		3,044,274
International Equity Funds - 9.6%
Fidelity Advisor International Discovery Fund Institutional Class (b)	15,721	627,406
TOTAL EQUITY FUNDS (Cost $3,108,434)		3,671,680
Fixed-Income Funds - 33.2%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund (b)	18,031	181,213
Fidelity Strategic Income Fund (b)	16,377	182,767
TOTAL HIGH YIELD FIXED-INCOME FUNDS		363,980

	Shares	Value
Investment Grade Fixed-Income Funds - 27.6%
Fidelity Government Income Fund (b)	34,857	$ 361,466
Fidelity Strategic Real Return Fund (b)	37,364	357,572
Fidelity Total Bond Fund (b)	101,510	1,084,131
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,803,169
TOTAL FIXED-INCOME FUNDS (Cost $2,114,767)		2,167,149
Short-Term Funds - 10.5%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	344,380	344,380
Fidelity Short-Term Bond Fund (b)	40,027	343,829
TOTAL SHORT-TERM FUNDS (Cost $685,647)		688,209
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,908,848)		6,527,038
NET OTHER ASSETS (LIABILITIES) - 0.0%		(209)
NET ASSETS - 100%		$ 6,526,829
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 236,767	$ 555,204	$ 187,832	$ 5,056	$ 627,406
Fidelity Advisor Mid Cap II Fund Institutional Class	154,090	399,514	130,586	272	420,758
Fidelity Blue Chip Growth Fund	142,546	351,367	129,415	758	395,403
Fidelity Capital & Income Fund	65,481	158,177	47,048	5,610	181,213
Fidelity Equity-Income Fund	219,578	516,061	161,434	11,427	611,104
Fidelity Government Income Fund	123,795	317,815	83,481	4,029	361,466
Fidelity Institutional Money Market Portfolio Institutional Class	113,294	309,797	78,712	190	344,380
Fidelity Large Cap Stock Fund	164,807	403,581	135,879	2,964	459,909
Fidelity Series 100 Index Fund	142,227	331,286	105,781	4,666	401,816
Fidelity Series Broad Market Opportunities Fund	252,326	594,435	208,931	1,930	696,988
Fidelity Series Small Cap Opportunities Fund	22,000	56,680	18,744	9	58,296
Fidelity Short-Term Bond Fund	113,354	309,015	78,871	2,085	343,829
Fidelity Strategic Income Fund	65,430	161,163	45,912	4,772	182,767
Fidelity Strategic Real Return Fund	123,798	316,905	88,317	5,275	357,572
Fidelity Total Bond Fund	372,304	951,903	250,399	21,031	1,084,131
Total	$ 2,311,797	$ 5,732,903	$ 1,751,342	$ 70,074	$ 6,527,038
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $5,908,848) - See accompanying schedule		$ 6,527,038
Receivable for fund shares sold		40,500
Total assets		6,567,538

Liabilities
Payable for investments purchased	$ 40,498
Distribution and service plan fees payable	211
Total liabilities		40,709

Net Assets		$ 6,526,829
Net Assets consist of:
Paid in capital		$ 5,880,451
Undistributed net investment income		1,151
Accumulated undistributed net realized gain (loss) on investments		27,037
Net unrealized appreciation (depreciation) on investments		618,190
Net Assets		$ 6,526,829

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($177,524 ÷ 3,074.31 shares)		$ 57.74

Maximum offering price per share (100/94.25 of $57.74)		$ 61.26
Class T: Net Asset Value and redemption price per share ($190,152 ÷ 3,293.29 shares)		$ 57.74

Maximum offering price per share (100/96.50 of $57.74)		$ 59.83

Class C: Net Asset Value and offering price per share ($109,858 ÷ 1,908.73 shares)A		$ 57.56

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($6,016,811 ÷ 104,182.43 shares)		$ 57.75

Institutional Class: Net Asset Value, offering price and redemption price per share ($32,484 ÷ 562.49 shares)		$ 57.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 70,074

Expenses
Distribution and service plan fees	$ 2,185
Independent trustees' compensation	16
Total expenses before reductions	2,201
Expense reductions	(16)	2,185
Net investment income (loss)		67,889
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(14,725)
Capital gain distributions from underlying funds	87,125
Total net realized gain (loss)		72,400
Change in net unrealized appreciation (depreciation) on underlying funds		248,398
Net gain (loss)		320,798
Net increase (decrease) in net assets resulting from operations		$ 388,687

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 67,889	$ 46,047
Net realized gain (loss)	72,400	119,857
Change in net unrealized appreciation (depreciation)	248,398	155,950
Net increase (decrease) in net assets resulting from operations	388,687	321,854
Distributions to shareholders from net investment income	(67,101)	(45,956)
Distributions to shareholders from net realized gain	(79,768)	(9,447)
Total distributions	(146,869)	(55,403)
Share transactions - net increase (decrease)	3,973,364	(46,535)
Total increase (decrease) in net assets	4,215,182	219,916

Net Assets
Beginning of period	2,311,647	2,091,731
End of period (including undistributed net investment income of $1,151 and undistributed net investment income of $363, respectively)	$ 6,526,829	$ 2,311,647

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.44	$ 48.41	$ 48.19	$ 43.01	$ 38.95
Income from Investment Operations
Net investment income (loss) C	.738	.953	.739	.858	.744
Net realized and unrealized gain (loss)	4.763	6.186	.384	5.317	4.191
Total from investment operations	5.501	7.139	1.123	6.175	4.935
Distributions from net investment income	(.688)	(.909)	(.769)	(.802)	(.710)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(2.201)	(1.109)	(.903)	(.995)	(.875)
Net asset value, end of period	$ 57.74	$ 54.44	$ 48.41	$ 48.19	$ 43.01
Total ReturnA, B	10.39%	14.95%	2.44%	14.43%	12.72%
Ratios to Average Net Assets D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.31%	1.85%	1.59%	1.82%	1.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 178	$ 121	$ 76	$ 34	$ 32
Portfolio turnover rate D	39%	49%	57%	19%	23%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.44	$ 48.40	$ 48.19	$ 43.01	$ 38.96
Income from Investment Operations
Net investment income (loss) C	.599	.820	.624	.736	.636
Net realized and unrealized gain (loss)	4.761	6.201	.367	5.326	4.191
Total from investment operations	5.360	7.021	.991	6.062	4.827
Distributions from net investment income	(.547)	(.781)	(.647)	(.689)	(.612)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(2.060)	(.981)	(.781)	(.882)	(.777)
Net asset value, end of period	$ 57.74	$ 54.44	$ 48.40	$ 48.19	$ 43.01
Total ReturnA, B	10.11%	14.69%	2.15%	14.15%	12.43%
Ratios to Average Net Assets D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.07%	1.59%	1.34%	1.57%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 190	$ 135	$ 105	$ 127	$ 37
Portfolio turnover rate D	39%	49%	57%	19%	23%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.33	$ 48.37	$ 48.17	$ 42.98	$ 38.95
Income from Investment Operations
Net investment income (loss) C	.315	.561	.390	.505	.424
Net realized and unrealized gain (loss)	4.755	6.186	.379	5.319	4.192
Total from investment operations	5.070	6.747	.769	5.824	4.616
Distributions from net investment income	(.327)	(.587)	(.435)	(.441)	(.421)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(1.840)	(.787)	(.569)	(.634)	(.586)
Net asset value, end of period	$ 57.56	$ 54.33	$ 48.37	$ 48.17	$ 42.98
Total ReturnA, B	9.57%	14.10%	1.67%	13.59%	11.87%
Ratios to Average Net Assets D,E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.56%	1.09%	.84%	1.08%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 110	$ 84	$ 74	$ 72	$ 91
Portfolio turnover rate D	39%	49%	57%	19%	23%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2038

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96
Income from Investment Operations
Net investment income (loss) B	.881	1.076	.857	.969	.849
Net realized and unrealized gain (loss)	4.759	6.200	.377	5.332	4.187
Total from investment operations	5.640	7.276	1.234	6.301	5.036
Distributions from net investment income	(.827)	(1.036)	(.880)	(.918)	(.831)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(2.340)	(1.236)	(1.014)	(1.111)	(.996)
Net asset value, end of period	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00
Total ReturnA	10.66%	15.26%	2.68%	14.74%	12.99%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.56%	2.10%	1.84%	2.07%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,017	$ 1,942	$ 1,811	$ 1,345	$ 2,051
Portfolio turnover rate C	39%	49%	57%	19%	23%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.45	$ 48.41	$ 48.19	$ 43.00	$ 38.96
Income from Investment Operations
Net investment income (loss) B	.879	1.078	.857	.973	.848
Net realized and unrealized gain (loss)	4.761	6.198	.377	5.328	4.188
Total from investment operations	5.640	7.276	1.234	6.301	5.036
Distributions from net investment income	(.827)	(1.036)	(.880)	(.918)	(.831)
Distributions from net realized gain	(1.513)	(.200)	(.134)	(.193)	(.165)
Total distributions	(2.340)	(1.236)	(1.014)	(1.111)	(.996)
Net asset value, end of period	$ 57.75	$ 54.45	$ 48.41	$ 48.19	$ 43.00
Total ReturnA	10.66%	15.26%	2.68%	14.74%	12.99%
Ratios to Average Net Assets C,E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.56%	2.10%	1.84%	2.07%	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32	$ 29	$ 25	$ 29	$ 38
Portfolio turnover rate C	39%	49%	57%	19%	23%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.6	6.6
Fidelity Blue Chip Growth Fund	6.2	6.3
Fidelity Equity-Income Fund	9.6	9.5
Fidelity Large Cap Stock Fund	7.2	7.1
Fidelity Series 100 Index Fund	6.3	6.2
Fidelity Series Broad Market Opportunities Fund	10.9	11.0
Fidelity Series Small Cap Opportunities Fund	0.9	1.0
	47.7	47.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.5	10.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.9	3.0
Fidelity Strategic Income Fund	2.9	3.0
	5.8	6.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.5
Fidelity Strategic Real Return Fund	5.4	5.4
Fidelity Total Bond Fund	16.2	16.3
	27.0	27.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.5	4.2
Fidelity Short-Term Bond Fund	4.5	4.3
	9.0	8.5
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	9.0%

Six months ago
Domestic Equity Funds	47.7%
International Equity Funds	10.6%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	8.5%

Expected
Domestic Equity Funds	47.7%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	26.6%
Short-Term Funds	9.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2040 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 58.2%
	Shares	Value
Domestic Equity Funds - 47.7%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	26,948	$ 570,769
Fidelity Blue Chip Growth Fund (b)	8,040	536,330
Fidelity Equity-Income Fund (b)	13,511	827,975
Fidelity Large Cap Stock Fund (b)	22,519	623,774
Fidelity Series 100 Index Fund (b)	42,833	544,835
Fidelity Series Broad Market Opportunities Fund (b)	61,503	944,688
Fidelity Series Small Cap Opportunities Fund (b)	6,106	79,140
TOTAL DOMESTIC EQUITY FUNDS		4,127,511
International Equity Funds - 10.5%
Fidelity Advisor International Discovery Fund Institutional Class (b)	22,847	911,830
TOTAL EQUITY FUNDS (Cost $4,347,774)		5,039,341
Fixed-Income Funds - 32.8%

High Yield Fixed-Income Funds - 5.8%
Fidelity Capital & Income Fund (b)	25,161	252,865
Fidelity Strategic Income Fund (b)	22,850	255,004
TOTAL HIGH YIELD FIXED-INCOME FUNDS		507,869

	Shares	Value
Investment Grade Fixed-Income Funds - 27.0%
Fidelity Government Income Fund (b)	45,190	$ 468,618
Fidelity Strategic Real Return Fund (b)	48,450	463,668
Fidelity Total Bond Fund (b)	131,518	1,404,609
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,336,895
TOTAL FIXED-INCOME FUNDS (Cost $2,830,051)		2,844,764
Short-Term Funds - 9.0%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	390,387	390,387
Fidelity Short-Term Bond Fund (b)	45,373	389,755
TOTAL SHORT-TERM FUNDS (Cost $779,548)		780,142
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,957,373)		8,664,247
NET OTHER ASSETS (LIABILITIES) - 0.0%		(390)
NET ASSETS - 100%		$ 8,663,857
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 459,465	$ 650,709	$ 243,106	$ 6,990	$ 911,830
Fidelity Advisor Mid Cap II Fund Institutional Class	279,514	445,605	157,559	357	570,769
Fidelity Blue Chip Growth Fund	259,016	391,018	159,510	1,160	536,330
Fidelity Capital & Income Fund	122,327	182,125	58,611	8,218	252,865
Fidelity Equity-Income Fund	398,541	576,228	203,013	15,625	827,975
Fidelity Government Income Fund	216,334	345,782	98,137	5,484	468,618
Fidelity Institutional Money Market Portfolio Institutional Class	160,455	306,618	76,686	218	390,387
Fidelity Large Cap Stock Fund	299,339	445,336	162,411	4,025	623,774
Fidelity Series 100 Index Fund	258,437	365,203	129,445	6,071	544,835
Fidelity Series Broad Market Opportunities Fund	458,271	648,086	252,461	2,528	944,688
Fidelity Series Small Cap Opportunities Fund	39,848	64,266	22,393	12	79,140
Fidelity Short-Term Bond Fund	160,540	305,474	76,686	2,388	389,755
Fidelity Strategic Income Fund	122,231	188,244	58,872	6,988	255,004
Fidelity Strategic Real Return Fund	216,334	346,418	107,931	6,822	463,668
Fidelity Total Bond Fund	650,627	1,038,097	298,609	28,707	1,404,609
Total	$ 4,101,279	$ 6,299,209	$ 2,105,430	$ 95,593	$ 8,664,247
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $7,957,373) - See accompanying schedule		$ 8,664,247
Receivable for fund shares sold		25,000
Total assets		8,689,247

Liabilities
Payable for investments purchased	$ 25,002
Distribution and service plan fees payable	388
Total liabilities		25,390

Net Assets		$ 8,663,857
Net Assets consist of:
Paid in capital		$ 7,921,152
Undistributed net investment income		1,543
Accumulated undistributed net realized gain (loss) on investments		34,288
Net unrealized appreciation (depreciation) on investments		706,874
Net Assets		$ 8,663,857

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($108,893 ÷ 1,843.14 shares)		$ 59.08

Maximum offering price per share (100/94.25 of $59.08)		$ 62.68
Class T: Net Asset Value and redemption price per share ($450,718 ÷ 7,620.11 shares)		$ 59.15

Maximum offering price per share (100/96.50 of $59.15)		$ 61.30

Class C: Net Asset Value and offering price per share ($205,224 ÷ 3,488.73 shares)A		$ 58.82

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($7,881,689 ÷ 133,497.80 shares)		$ 59.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($17,333 ÷ 293.57 shares)		$ 59.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 95,593

Expenses
Distribution and service plan fees	$ 2,553
Independent trustees' compensation	22
Total expenses before reductions	2,575
Expense reductions	(22)	2,553
Net investment income (loss)		93,040
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(950)
Capital gain distributions from underlying funds	121,843
Total net realized gain (loss)		120,893
Change in net unrealized appreciation (depreciation) on underlying funds		370,134
Net gain (loss)		491,027
Net increase (decrease) in net assets resulting from operations		$ 584,067

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 93,040	$ 61,641
Net realized gain (loss)	120,893	103,462
Change in net unrealized appreciation (depreciation)	370,134	281,207
Net increase (decrease) in net assets resulting from operations	584,067	446,310
Distributions to shareholders from net investment income	(92,218)	(61,371)
Distributions to shareholders from net realized gain	(72,509)	(14,161)
Total distributions	(164,727)	(75,532)
Share transactions - net increase (decrease)	4,143,369	1,101,109
Total increase (decrease) in net assets	4,562,709	1,471,887

Net Assets
Beginning of period	4,101,148	2,629,261
End of period (including undistributed net investment income of $1,543 and undistributed net investment income of $721, respectively)	$ 8,663,857	$ 4,101,148

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.91	$ 48.63	$ 48.44	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) C	.742	.927	.762	.789	.722
Net realized and unrealized gain (loss)	5.022	6.538	.331	5.608	4.298
Total from investment operations	5.764	7.465	1.093	6.397	5.020
Distributions from net investment income	(.712)	(.933)	(.771)	(.805)	(.710)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.594)	(1.185)	(.903)	(.997)	(.810)
Net asset value, end of period	$ 59.08	$ 54.91	$ 48.63	$ 48.44	$ 43.04
Total ReturnA, B	10.68%	15.58%	2.36%	14.94%	12.97%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.24% F	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.24% F	.25%	.25%	.25%
Expenses net of all reductions	.25%	.24% F	.25%	.25%	.25%
Net investment income (loss)	1.28%	1.79%	1.64%	1.67%	1.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 10	$ 7	$ 96	$ 34
Portfolio turnover rate D	34%	30%	63%	75%	129%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.00	$ 48.61	$ 48.43	$ 43.05	$ 38.84
Income from Investment Operations
Net investment income (loss) C	.605	.781	.649	.672	.616
Net realized and unrealized gain (loss)	5.021	6.563	.312	5.604	4.301
Total from investment operations	5.626	7.344	.961	6.276	4.917
Distributions from net investment income	(.594)	(.702)	(.649)	(.704)	(.607)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.476)	(.954)	(.781)	(.896)	(.707)
Net asset value, end of period	$ 59.15	$ 55.00	$ 48.61	$ 48.43	$ 43.05
Total ReturnA, B	10.40%	15.30%	2.08%	14.64%	12.69%
Ratios to Average Net Assets D, E
Expenses before reductions	.49% F	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.49% F	.50%	.50%	.50%	.50%
Expenses net of all reductions	.49% F	.50%	.50%	.50%	.50%
Net investment income (loss)	1.04%	1.53%	1.39%	1.42%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 451	$ 10	$ 51	$ 131	$ 111
Portfolio turnover rate D	34%	30%	63%	75%	129%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.75	$ 48.55	$ 48.42	$ 43.05	$ 38.84
Income from Investment Operations
Net investment income (loss) C	.304	.532	.415	.435	.402
Net realized and unrealized gain (loss)	5.003	6.524	.310	5.609	4.305
Total from investment operations	5.307	7.056	.725	6.044	4.707
Distributions from net investment income	(.355)	(.604)	(.463)	(.482)	(.397)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.237)	(.856)	(.595)	(.674)	(.497)
Net asset value, end of period	$ 58.82	$ 54.75	$ 48.55	$ 48.42	$ 43.05
Total ReturnA, B	9.84%	14.71%	1.57%	14.08%	12.13%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	.53%	1.03%	.89%	.93%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 205	$ 154	$ 107	$ 79	$ 99
Portfolio turnover rate D	34%	30%	63%	75%	129%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2040

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.87	$ 48.59	$ 48.42	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) B	.880	1.051	.885	.910	.833
Net realized and unrealized gain (loss)	5.027	6.531	.317	5.602	4.297
Total from investment operations	5.907	7.582	1.202	6.512	5.130
Distributions from net investment income	(.855)	(1.050)	(.900)	(.940)	(.820)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.737)	(1.302)	(1.032)	(1.132)	(.920)
Net asset value, end of period	$ 59.04	$ 54.87	$ 48.59	$ 48.42	$ 43.04
Total ReturnA	10.97%	15.86%	2.60%	15.21%	13.26%
Ratios to Average Net Assets C, E
Expenses before reductionsD	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.53%	2.03%	1.89%	1.93%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,882	$ 3,925	$ 2,462	$ 1,797	$ 1,262
Portfolio turnover rate C	34%	30%	63%	75%	129%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 54.88	$ 48.59	$ 48.43	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) B	.887	1.040	.865	.906	.828
Net realized and unrealized gain (loss)	5.010	6.552	.327	5.616	4.302
Total from investment operations	5.897	7.592	1.192	6.522	5.130
Distributions from net investment income	(.855)	(1.050)	(.900)	(.940)	(.820)
Distributions from net realized gain	(.882)	(.252)	(.132)	(.192)	(.100)
Total distributions	(1.737)	(1.302)	(1.032)	(1.132)	(.920)
Net asset value, end of period	$ 59.04	$ 54.88	$ 48.59	$ 48.43	$ 43.04
Total ReturnA	10.95%	15.88%	2.58%	15.24%	13.26%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.53%	2.03%	1.89%	1.93%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17	$ 2	$ 2	$ 48	$ 62
Portfolio turnover rate C	34%	30%	63%	75%	129%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Fund Holdings as of July 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.8	6.8
Fidelity Blue Chip Growth Fund	6.3	6.4
Fidelity Equity-Income Fund	9.8	9.8
Fidelity Large Cap Stock Fund	7.4	7.3
Fidelity Series 100 Index Fund	6.5	6.4
Fidelity Series Broad Market Opportunities Fund	11.2	11.3
Fidelity Series Small Cap Opportunities Fund	0.9	1.0
	48.9	49.0
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.6	11.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.2
Fidelity Strategic Income Fund	3.1	3.2
	6.2	6.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.4
Fidelity Strategic Real Return Fund	5.3	5.4
Fidelity Total Bond Fund	16.0	16.2
	26.7	27.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.3	2.9
Fidelity Short-Term Bond Fund	3.3	3.0
	6.6	5.9
Net Other Assets (Liabilities)*	0.0	0.0
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
Period end
Domestic Equity Funds	48.9%
International Equity Funds	11.6%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	6.6%

Six months ago
Domestic Equity Funds	49.0%
International Equity Funds	11.7%
High Yield Fixed-Income Funds	6.4%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	5.9%

Expected
Domestic Equity Funds	49.0%
International Equity Funds	11.4%
High Yield Fixed-Income Funds	6.0%
Investment Grade Fixed-Income Funds	26.4%
Short-Term Funds	7.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2014. The period end allocation is based on the fund's holdings as of July 31, 2014. The expected allocation represents the fund's anticipated allocation at January 31, 2015.

Annual Report

Fidelity Income Replacement 2042 Fund

Investments July 31, 2014

Showing Percentage of Net Assets

Equity Funds - 60.5%
	Shares	Value
Domestic Equity Funds - 48.9%
Fidelity Advisor Mid Cap II Fund Institutional Class (b)	107,995	$ 2,287,329
Fidelity Blue Chip Growth Fund (b)	32,226	2,149,768
Fidelity Equity-Income Fund (b)	54,179	3,320,092
Fidelity Large Cap Stock Fund (b)	90,333	2,502,226
Fidelity Series 100 Index Fund (b)	171,688	2,183,876
Fidelity Series Broad Market Opportunities Fund (b)	246,673	3,788,904
Fidelity Series Small Cap Opportunities Fund (b)	24,613	318,990
TOTAL DOMESTIC EQUITY FUNDS		16,551,185
International Equity Funds - 11.6%
Fidelity Advisor International Discovery Fund Institutional Class (b)	97,857	3,905,472
TOTAL EQUITY FUNDS (Cost $17,561,177)		20,456,657
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 6.2%
Fidelity Capital & Income Fund (b)	104,072	1,045,928
Fidelity Strategic Income Fund (b)	94,513	1,054,767
TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,100,695

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund (b)	174,925	$ 1,813,971
Fidelity Strategic Real Return Fund (b)	187,545	1,794,805
Fidelity Total Bond Fund (b)	508,777	5,433,737
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		9,042,513
TOTAL FIXED-INCOME FUNDS (Cost $10,989,575)		11,143,208
Short-Term Funds - 6.6%

Fidelity Institutional Money Market Portfolio Institutional Class 0.09% (a)(b)	1,118,632	1,118,632
Fidelity Short-Term Bond Fund (b)	130,011	1,116,794
TOTAL SHORT-TERM FUNDS (Cost $2,232,995)		2,235,426
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $30,783,747)		33,835,291
NET OTHER ASSETS (LIABILITIES) - 0.0%		(612)
NET ASSETS - 100%		$ 33,834,679
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor International Discovery Fund Institutional Class	$ 1,747,407	$ 2,489,959	$ 495,690	$ 29,506	$ 3,905,472
Fidelity Advisor Mid Cap II Fund Institutional Class	997,084	1,586,748	302,112	1,386	2,287,329
Fidelity Blue Chip Growth Fund	923,125	1,380,913	327,567	4,338	2,149,768
Fidelity Capital & Income Fund	450,899	683,962	116,549	33,218	1,045,928
Fidelity Equity-Income Fund	1,419,415	2,090,323	408,224	62,267	3,320,092
Fidelity Government Income Fund	742,543	1,223,502	169,314	20,743	1,813,971
Fidelity Institutional Money Market Portfolio Institutional Class	373,043	820,665	75,076	585	1,118,632
Fidelity Large Cap Stock Fund	1,067,175	1,589,244	312,271	15,727	2,502,226
Fidelity Series 100 Index Fund	921,057	1,305,875	240,239	23,413	2,183,876
Fidelity Series Broad Market Opportunities Fund	1,632,066	2,299,619	488,199	9,804	3,788,904
Fidelity Series Small Cap Opportunities Fund	142,355	232,285	45,287	46	318,990
Fidelity Short-Term Bond Fund	373,234	820,468	77,824	6,442	1,116,794
Fidelity Strategic Income Fund	450,550	707,312	116,967	28,275	1,054,767
Fidelity Strategic Real Return Fund	742,556	1,225,262	206,867	26,072	1,794,805
Fidelity Total Bond Fund	2,230,384	3,676,591	527,183	108,366	5,433,737
Total	$ 14,212,893	$ 22,132,728	$ 3,909,369	$ 370,188	$ 33,835,291
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2014

Assets
Investment in securities, at value (cost $30,783,747) - See accompanying schedule		$ 33,835,291
Receivable for investments sold		16,307
Receivable for fund shares sold		25,000
Total assets		33,876,598

Liabilities
Payable for fund shares redeemed	$ 41,300
Distribution and service plan fees payable	619
Total liabilities		41,919

Net Assets		$ 33,834,679
Net Assets consist of:
Paid in capital		$ 30,568,723
Undistributed net investment income		5,782
Accumulated undistributed net realized gain (loss) on investments		208,630
Net unrealized appreciation (depreciation) on investments		3,051,544
Net Assets		$ 33,834,679

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($565,331 ÷ 9,555.31 shares)		$ 59.16

Maximum offering price per share (100/94.25 of $59.16)		$ 62.77
Class T: Net Asset Value and redemption price per share ($481,685 ÷ 8,139.57 shares)		$ 59.18

Maximum offering price per share (100/96.50 of $59.18)		$ 61.33

Class C: Net Asset Value and offering price per share ($366,224 ÷ 6,206.72 shares)A		$ 59.00

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($32,312,500 ÷ 545,964.54 shares)		$ 59.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($108,939 ÷ 1,840.79 shares)		$ 59.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2014

Investment Income
Income distributions from underlying funds		$ 370,188

Expenses
Distribution and service plan fees	$ 4,843
Independent trustees' compensation	85
Total expenses before reductions	4,928
Expense reductions	(85)	4,843
Net investment income (loss)		365,345
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(28,795)
Capital gain distributions from underlying funds	470,345
Total net realized gain (loss)		441,550
Change in net unrealized appreciation (depreciation) on underlying funds		1,427,819
Net gain (loss)		1,869,369
Net increase (decrease) in net assets resulting from operations		$ 2,234,714

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2014	Year ended July 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 365,345	$ 218,472
Net realized gain (loss)	441,550	390,240
Change in net unrealized appreciation (depreciation)	1,427,819	1,032,865
Net increase (decrease) in net assets resulting from operations	2,234,714	1,641,577
Distributions to shareholders from net investment income	(361,966)	(217,103)
Distributions to shareholders from net realized gain	(405,210)	(34,182)
Total distributions	(767,176)	(251,285)
Share transactions - net increase (decrease)	18,154,401	5,481,063
Total increase (decrease) in net assets	19,621,939	6,871,355

Net Assets
Beginning of period	14,212,740	7,341,385
End of period (including undistributed net investment income of $5,782 and undistributed net investment income of $2,401, respectively)	$ 33,834,679	$ 14,212,740

Financial Highlights - Class A

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.32	$ 48.66	$ 48.52	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) C	.755	.977	.782	.757	.747
Net realized and unrealized gain (loss)	5.194	6.833	.281	5.719	4.285
Total from investment operations	5.949	7.810	1.063	6.476	5.032
Distributions from net investment income	(.747)	(.973)	(.791)	(.801)	(.717)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(2.109)	(1.150)	(.923)	(.996)	(.822)
Net asset value, end of period	$ 59.16	$ 55.32	$ 48.66	$ 48.52	$ 43.04
Total ReturnA, B	11.01%	16.28%	2.30%	15.12%	13.00%
Ratios to Average Net Assets D, E
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	1.30%	1.86%	1.66%	1.61%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 565	$ 70	$ 20	$ 23	$ 29
Portfolio turnover rate D	16%	34%	40%	15%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.33	$ 48.67	$ 48.53	$ 43.04	$ 38.83
Income from Investment Operations
Net investment income (loss) C	.605	.836	.660	.637	.642
Net realized and unrealized gain (loss)	5.216	6.839	.287	5.727	4.281
Total from investment operations	5.821	7.675	.947	6.364	4.923
Distributions from net investment income	(.609)	(.838)	(.675)	(.679)	(.608)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(1.971)	(1.015)	(.807)	(.874)	(.713)
Net asset value, end of period	$ 59.18	$ 55.33	$ 48.67	$ 48.53	$ 43.04
Total ReturnA, B	10.77%	15.98%	2.05%	14.85%	12.71%
Ratios to Average Net Assets D, E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	1.05%	1.61%	1.42%	1.35%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 482	$ 153	$ 132	$ 29	$ 37
Portfolio turnover rate D	16%	34%	40%	15%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.21	$ 48.64	$ 48.52	$ 43.05	$ 38.84
Income from Investment Operations
Net investment income (loss) C	.317	.582	.427	.402	.430
Net realized and unrealized gain (loss)	5.194	6.821	.290	5.719	4.275
Total from investment operations	5.511	7.403	.717	6.121	4.705
Distributions from net investment income	(.359)	(.656)	(.465)	(.456)	(.390)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(1.721)	(.833)	(.597)	(.651)	(.495)
Net asset value, end of period	$ 59.00	$ 55.21	$ 48.64	$ 48.52	$ 43.05
Total ReturnA, B	10.19%	15.40%	1.55%	14.26%	12.12%
Ratios to Average Net Assets D, E
Expenses before reductions	1.00%	.99% F	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.00%	.99% F	1.00%	1.00%	1.00%
Expenses net of all reductions	1.00%	.99% F	1.00%	1.00%	1.00%
Net investment income (loss)	.55%	1.12%	.91%	.85%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 366	$ 97	$ 24	$ 28	$ 37
Portfolio turnover rate D	16%	34%	40%	15%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the Underlying Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

F Ratios for small asset classes differ from contractual rates due to rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2042

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.32	$ 48.65	$ 48.51	$ 43.03	$ 38.83
Income from Investment Operations
Net investment income (loss) B	.896	1.099	.897	.880	.857
Net realized and unrealized gain (loss)	5.202	6.837	.284	5.719	4.279
Total from investment operations	6.098	7.936	1.181	6.599	5.136
Distributions from net investment income	(.876)	(1.089)	(.909)	(.924)	(.831)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(2.238)	(1.266)	(1.041)	(1.119)	(.936)
Net asset value, end of period	$ 59.18	$ 55.32	$ 48.65	$ 48.51	$ 43.03
Total ReturnA	11.30%	16.57%	2.56%	15.42%	13.27%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.55%	2.11%	1.91%	1.86%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 32,313	$ 13,862	$ 7,139	$ 5,524	$ 3,395
Portfolio turnover rate C	16%	34%	40%	15%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.31	$ 48.64	$ 48.51	$ 43.03	$ 38.83
Income from Investment Operations
Net investment income (loss) B	.897	1.095	.896	.874	.855
Net realized and unrealized gain (loss)	5.211	6.841	.275	5.725	4.281
Total from investment operations	6.108	7.936	1.171	6.599	5.136
Distributions from net investment income	(.876)	(1.089)	(.909)	(.924)	(.831)
Distributions from net realized gain	(1.362)	(.177)	(.132)	(.195)	(.105)
Total distributions	(2.238)	(1.266)	(1.041)	(1.119)	(.936)
Net asset value, end of period	$ 59.18	$ 55.31	$ 48.64	$ 48.51	$ 43.03
Total ReturnA	11.32%	16.57%	2.54%	15.42%	13.27%
Ratios to Average Net Assets C, E
Expenses before reductions D	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	1.55%	2.11%	1.91%	1.86%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 30	$ 26	$ 29	$ 38
Portfolio turnover rate C	16%	34%	40%	15%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Amounts do not include the activity of the Underlying Funds.

D Amount represents less than .01%.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2014

1. Organization.

Fidelity Income Replacement 2016 FundSM, Fidelity Income Replacement 2018 FundSM, Fidelity Income Replacement 2020 FundSM, Fidelity Income Replacement 2022 FundSM, Fidelity Income Replacement 2024 FundSM, Fidelity Income Replacement 2026 FundSM, Fidelity Income Replacement 2028 FundSM, Fidelity Income Replacement 2030 FundSM, Fidelity Income Replacement 2032 FundSM, Fidelity Income Replacement 2034 FundSM, Fidelity Income Replacement 2036 FundSM, Fidelity Income Replacement 2038 FundSM, Fidelity Income Replacement 2040 FundSM and Fidelity Income Replacement 2042 FundSM (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund offer Class A, Class T, Class C, Income Replacement and Institutional Class shares. Fidelity Income Replacement 2016 Fund and Fidelity Income Replacement 2018 Fund offer Income Replacement shares. Fidelity Income Replacement 2016 Fund's (effective after the close of business on January 31, 2012) and Fidelity Income Replacement 2018 Fund's (effective after the close of business on May 30, 2014) Class A, Class T, Class C and Institutional Class shares are closed to new accounts and additional purchases, except for reinvestments. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2014, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Income Replacement 2016 Fund	$ 4,727,979	$ 266,625	$ -	$ 266,625
Fidelity Income Replacement 2018 Fund	6,879,868	358,934	(38,806)	320,128
Fidelity Income Replacement 2020 Fund	7,895,745	748,229	(34,529)	713,700
Fidelity Income Replacement 2022 Fund	10,060,026	597,953	(53,513)	544,440
Fidelity Income Replacement 2024 Fund	6,988,599	453,850	(27,940)	425,910
Fidelity Income Replacement 2026 Fund	4,000,042	324,496	(18,964)	305,532
Fidelity Income Replacement 2028 Fund	21,717,924	1,310,459	(98,149)	1,212,310
Fidelity Income Replacement 2030 Fund	14,706,102	1,205,374	(45,783)	1,159,591
Fidelity Income Replacement 2032 Fund	7,258,651	833,897	(38,464)	795,433
Fidelity Income Replacement 2034 Fund	7,977,839	855,829	(27,841)	827,988
Fidelity Income Replacement 2036 Fund	6,642,877	687,221	(42,288)	644,933
Fidelity Income Replacement 2038 Fund	5,931,649	616,384	(20,995)	595,389
Fidelity Income Replacement 2040 Fund	7,984,252	718,128	(38,133)	679,995
Fidelity Income Replacement 2042 Fund	30,856,879	3,103,053	(124,641)	2,978,412

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Income Replacement 2016 Fund	$ 490	$ 83,012	$ -	$ 266,625
Fidelity Income Replacement 2018 Fund	1,164	-	(330,516)	320,128
Fidelity Income Replacement 2020 Fund	6,355	61,768	-	713,700
Fidelity Income Replacement 2022 Fund	7,205	-	(408,076)	544,440
Fidelity Income Replacement 2024 Fund	2,870	49,065	-	425,910
Fidelity Income Replacement 2026 Fund	821	-	(105,055)	305,532
Fidelity Income Replacement 2028 Fund	4,387	-	(178,957)	1,212,310
Fidelity Income Replacement 2030 Fund	3,020	94,764	-	1,159,591
Fidelity Income Replacement 2032 Fund	1,555	35,363	(36,427)	795,433
Fidelity Income Replacement 2034 Fund	1,698	72,754	-	827,988
Fidelity Income Replacement 2036 Fund	1,300	-	(8,454)	644,933
Fidelity Income Replacement 2038 Fund	1,151	49,838	-	595,389
Fidelity Income Replacement 2040 Fund	1,543	66,773	(5,605)	679,995
Fidelity Income Replacement 2042 Fund	5,782	281,761	-	2,978,412

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Fiscal year of expiration
	2018	2019	Total with expiration
Fidelity Income Replacement 2018 Fund	$ (293,304)	$ (37,212)	$ (330,516)
Fidelity Income Replacement 2022 Fund	(333,958)	(74,118)	(408,076)
Fidelity Income Replacement 2026 Fund	(105,055)	-	(105,055)
Fidelity Income Replacement 2028 Fund	-	(178,957)	(178,957)
Fidelity Income Replacement 2032 Fund	(36,427)	-	(36,427)
Fidelity Income Replacement 2036 Fund	(5,577)	(2,877)	(8,454)
Fidelity Income Replacement 2040 Fund	-	(5,605)	(5,605)

Due to large redemptions or subscriptions in a prior period, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2032 Fund and Fidelity Income Replacement 2040 Fund will be limited to approximately $28,019, $38,679, and $27,942 per year, respectively.

Due to large redemptions during November 2013, capital losses that will be available to offset future capital gains of Fidelity Income Replacement 2022 Fund will be limited to approximately $216,299 per year.

The tax character of distributions paid was as follows:

July 31, 2014
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$ 46,510	$ -	$ 46,510
Fidelity Income Replacement 2018 Fund	87,147	-	87,147
Fidelity Income Replacement 2020 Fund	112,536	37,741	150,277
Fidelity Income Replacement 2022 Fund	130,346	-	130,346
Fidelity Income Replacement 2024 Fund	88,925	17,150	106,075
Fidelity Income Replacement 2026 Fund	59,690	-	59,690
Fidelity Income Replacement 2028 Fund	205,399	-	205,399
Fidelity Income Replacement 2030 Fund	203,588	-	203,588
Fidelity Income Replacement 2032 Fund	122,360	55,932	178,292
Fidelity Income Replacement 2034 Fund	109,903	18,311	128,214
Fidelity Income Replacement 2036 Fund	105,819	-	105,819
Fidelity Income Replacement 2038 Fund	80,309	66,560	146,869
Fidelity Income Replacement 2040 Fund	110,838	53,889	164,727
Fidelity Income Replacement 2042 Fund	433,304	333,872	767,176
July 31, 2013
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$ 112,389	$ -	$ 112,389
Fidelity Income Replacement 2018 Fund	118,283	-	118,283
Fidelity Income Replacement 2020 Fund	114,787	-	114,787
Fidelity Income Replacement 2022 Fund	104,849	-	104,849
Fidelity Income Replacement 2024 Fund	51,499	-	51,499
Fidelity Income Replacement 2026 Fund	45,798	-	45,798
Fidelity Income Replacement 2028 Fund	150,766	-	150,766
Fidelity Income Replacement 2030 Fund	97,611	-	97,611

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

July 31, 2013
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2032 Fund	$ 98,149	$ 16,448	$ 114,597
Fidelity Income Replacement 2034 Fund	66,127	-	66,127
Fidelity Income Replacement 2036 Fund	83,395	-	83,395
Fidelity Income Replacement 2038 Fund	55,403	-	55,403
Fidelity Income Replacement 2040 Fund	72,475	3,057	75,532
Fidelity Income Replacement 2042 Fund	251,285	-	251,285

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	1,743,054	3,161,790
Fidelity Income Replacement 2018 Fund	4,889,836	3,609,165
Fidelity Income Replacement 2020 Fund	4,144,185	1,830,333
Fidelity Income Replacement 2022 Fund	7,437,374	2,080,096
Fidelity Income Replacement 2024 Fund	5,915,742	1,615,627
Fidelity Income Replacement 2026 Fund	2,907,301	927,461
Fidelity Income Replacement 2028 Fund	16,532,712	2,223,652
Fidelity Income Replacement 2030 Fund	12,543,717	3,188,735
Fidelity Income Replacement 2032 Fund	4,846,618	1,946,010
Fidelity Income Replacement 2034 Fund	5,500,640	1,231,765
Fidelity Income Replacement 2036 Fund	3,896,353	1,541,808
Fidelity Income Replacement 2038 Fund	5,732,903	1,751,342
Fidelity Income Replacement 2040 Fund	6,299,209	2,105,430
Fidelity Income Replacement 2042 Fund	22,132,728	3,909,369

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 615	$ 2
Class T	.25%	.25%	644	2
Class C	.75%	.25%	5,150	1
			$ 6,409	$ 5
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 2,073	$ -
Class T	.25%	.25%	2,092	2
Class C	.75%	.25%	5,639	1,927
			$ 9,804	$ 1,929
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 1,918	$ 405
Class T	.25%	.25%	478	6
Class C	.75%	.25%	4,539	925
			$ 6,935	$ 1,336

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Fidelity Income Replacement 2022 Fund	Distribution Fee	Service Fee	Total Fees	Retained by FDC

Class A	-%	.25%	$ 975	$ 4
Class T	.25%	.25%	32	4
Class C	.75%	.25%	1,584	1,272
			$ 2,591	$ 1,280
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 894	$ 301
Class T	.25%	.25%	960	246
Class C	.75%	.25%	1,296	56
			$ 3,150	$ 603
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 902	$ -
Class T	.25%	.25%	470	36
Class C	.75%	.25%	320	320
			$ 1,692	$ 356
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 447	$ -
Class T	.25%	.25%	1,676	2
Class C	.75%	.25%	223	-
			$ 2,346	$ 2
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 536	$ 4
Class T	.25%	.25%	82	38
Class C	.75%	.25%	3,151	309
			$ 3,769	$ 351
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 998	$ 20
Class T	.25%	.25%	164	140
Class C	.75%	.25%	920	480
			$ 2,082	$ 640
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 228	$ 52
Class T	.25%	.25%	465	140
Class C	.75%	.25%	548	212
			$ 1,241	$ 404
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 313	$ 62
Class T	.25%	.25%	1,760	34
Class C	.75%	.25%	3,612	1,107
			$ 5,685	$ 1,203
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 352	$ 9
Class T	.25%	.25%	780	30
Class C	.75%	.25%	1,053	175
			$ 2,185	$ 214
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 144	$ 22
Class T	.25%	.25%	676	34
Class C	.75%	.25%	1,733	260
			$ 2,553	$ 316
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 796	$ 51
Class T	.25%	.25%	2,064	154
Class C	.75%	.25%	1,983	1,605
			$ 4,843	$ 1,810

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2018 Fund
Class A	$ 840
Class T	38
Class C*	229
$ 1,107
Fidelity Income Replacement 2020 Fund
Class A	$ 2,022

Fidelity Income Replacement 2022 Fund
Class A	$ 224

Fidelity Income Replacement 2024 Fund
Class A	$ 417
Class C*	14
$ 431
Fidelity Income Replacement 2026 Fund
Class T	$ 7

Fidelity Income Replacement 2028 Fund
Class A	$ 976
Class T	299
$ 1,275
Fidelity Income Replacement 2030 Fund
Class A	$ 695

Fidelity Income Replacement 2032 Fund
Class T	$ 36

Fidelity Income Replacement 2036 Fund
Class A	$ 1,150
Class T	383
$ 1,533
Fidelity Income Replacement 2038 Fund
Class A	$ 341

Fidelity Income Replacement 2040 Fund
Class A	$ 263

Fidelity Income Replacement 2042 Fund
Class A	$ 3,718
Class T	191
Class C*	436
$ 4,345

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded distribution and service plan fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

Annual Report

5. Expense Reductions - continued

The following Funds were in reimbursement during the period:

Reimbursement*
Fidelity Income Replacement 2016 Fund	$ 23
Fidelity Income Replacement 2018 Fund	25
Fidelity Income Replacement 2020 Fund	27
Fidelity Income Replacement 2022 Fund	28
Fidelity Income Replacement 2024 Fund	19
Fidelity Income Replacement 2026 Fund	13
Fidelity Income Replacement 2028 Fund	43
Fidelity Income Replacement 2030 Fund	42
Fidelity Income Replacement 2032 Fund	25
Fidelity Income Replacement 2034 Fund	23
Fidelity Income Replacement 2036 Fund	23
Fidelity Income Replacement 2038 Fund	16
Fidelity Income Replacement 2040 Fund	22
Fidelity Income Replacement 2042 Fund	85

* Represents total amount reimbursed to the Fund. Each class has received a pro-rata allocation of reimbursement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2014	2013
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 1,345	$ 7,086
Class T	402	1,130
Class C	403	2,837
Income Replacement 2016	39,487	70,663
Institutional Class	198	447
Total	$ 41,835	$ 82,163
From net realized gain
Class A	$ 158	$ 3,311
Class T	101	617
Class C	411	3,251
Income Replacement 2016	3,986	22,904
Institutional Class	19	143
Total	$ 4,675	$ 30,226
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 9,032	$ 9,944
Class T	3,943	1,343
Class C	1,972	2,932
Income Replacement 2018	56,430	64,536
Institutional Class	6,175	7,319
Total	$ 77,552	$ 86,074
From net realized gain
Class A	$ 1,216	$ 4,058
Class T	709	695
Class C	655	2,364
Income Replacement 2018	6,313	22,722
Institutional Class	702	2,370
Total	$ 9,595	$ 32,209

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2014	2013
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 9,552	$ 5,982
Class T	909	2,133
Class C	2,089	2,522
Income Replacement 2020	86,108	78,702
Institutional Class	991	242
Total	$ 99,649	$ 89,581
From net realized gain
Class A	$ 5,948	$ 1,965
Class T	736	907
Class C	2,820	1,535
Income Replacement 2020	40,555	20,732
Institutional Class	569	67
Total	$ 50,628	$ 25,206
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 4,868	$ 5,998
Class T	68	12
Class C	834	279
Income Replacement 2022	108,906	76,474
Institutional Class	400	64
Total	$ 115,076	$ 82,827
From net realized gain
Class A	$ 934	$ 1,895
Class T	2	3
Class C	122	142
Income Replacement 2022	14,203	19,965
Institutional Class	9	17
Total	$ 15,270	$ 22,022
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 4,411	$ 4,019
Class T	1,845	2,626
Class C	661	1,172
Income Replacement 2024	70,240	33,777
Institutional Class	419	506
Total	$ 77,576	$ 42,100
From net realized gain
Class A	$ 2,848	$ 647
Class T	1,149	748
Class C	691	465
Income Replacement 2024	23,642	7,431
Institutional Class	169	108
Total	$ 28,499	$ 9,399
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 4,432	$ 5,115
Class T	908	1,165
Class C	178	125
Income Replacement 2026	45,416	30,035
Institutional Class	428	495
Total	$ 51,362	$ 36,935
From net realized gain
Class A	$ 658	$ 1,333
Class T	292	329
Class C	79	41
Income Replacement 2026	7,228	7,049
Institutional Class	71	111
Total	$ 8,328	$ 8,863

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2014	2013
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 2,236	$ 2,263
Class T	3,326	2,225
Class C	114	253
Income Replacement 2028	173,291	118,706
Institutional Class	1,314	760
Total	$ 180,281	$ 124,207
From net realized gain
Class A	$ 233	$ 602
Class T	942	568
Class C	46	107
Income Replacement 2028	23,651	25,172
Institutional Class	246	110
Total	$ 25,118	$ 26,559
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 2,621	$ 1,705
Class T	156	201
Class C	1,770	3,279
Income Replacement 2030	168,554	74,151
Institutional Class	1,213	671
Total	$ 174,314	$ 80,007
From net realized gain
Class A	$ 547	$ 386
Class T	44	60
Class C	831	1,336
Income Replacement 2030	27,620	15,711
Institutional Class	232	111
Total	$ 29,274	$ 17,604
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 5,304	$ 3,854
Class T	352	358
Class C	527	598
Income Replacement 2032	96,700	76,811
Institutional Class	305	342
Total	$ 103,188	$ 81,963
From net realized gain
Class A	$ 3,737	$ 1,834
Class T	380	199
Class C	928	440
Income Replacement 2032	69,805	30,021
Institutional Class	254	140
Total	$ 75,104	$ 32,634
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 1,278	$ 326
Class T	909	537
Class C	325	519
Income Replacement 2034	88,166	51,986
Institutional Class	2,862	2,565
Total	$ 93,540	$ 55,933
From net realized gain
Class A	$ 746	$ 76
Class T	566	99
Class C	342	184
Income Replacement 2034	31,749	9,314
Institutional Class	1,271	521
Total	$ 34,674	$ 10,194

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2014	2013
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 1,749	$ 426
Class T	3,664	4,336
Class C	2,175	2,240
Income Replacement 2036	80,634	63,610
Institutional Class	11	13
Total	$ 88,233	$ 70,625
From net realized gain
Class A	$ 404	$ 81
Class T	1,137	1,001
Class C	1,121	622
Income Replacement 2036	14,922	11,064
Institutional Class	2	2
Total	$ 17,586	$ 12,770
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 1,737	$ 1,288
Class T	1,436	1,710
Class C	621	899
Income Replacement 2038	62,847	41,508
Institutional Class	460	551
Total	$ 67,101	$ 45,956
From net realized gain
Class A	$ 3,479	$ 210
Class T	3,745	429
Class C	2,806	305
Income Replacement 2038	68,917	8,397
Institutional Class	821	106
Total	$ 79,768	$ 9,447
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 562	$ 141
Class T	1,539	240
Class C	1,072	1,360
Income Replacement 2040	88,922	59,586
Institutional Class	123	44
Total	$ 92,218	$ 61,371
From net realized gain
Class A	$ 137	$ 37
Class T	176	107
Class C	2,496	555
Income Replacement 2040	69,663	13,452
Institutional Class	37	10
Total	$ 72,509	$ 14,161
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 5,189	$ 552
Class T	4,574	2,294
Class C	1,098	392
Income Replacement 2042	349,803	213,286
Institutional Class	1,302	579
Total	$ 361,966	$ 217,103
From net realized gain
Class A	$ 3,666	$ 74
Class T	8,953	482
Class C	4,811	89
Income Replacement 2042	386,619	33,444
Institutional Class	1,161	93
Total	$ 405,210	$ 34,182

Annual Report

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	21	163	1,081	8,297
Shares redeemed	(2,910)	(11,297)	(151,155)	(577,897)
Net increase (decrease)	(2,889)	(11,134)	$ (150,074)	$ (569,600)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	7	28	397	1,401
Shares redeemed	(341)	(1,244)	(17,795)	(63,469)
Net increase (decrease)	(334)	(1,216)	$ (17,398)	$ (62,068)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	85	505	4,320
Shares redeemed	(2,717)	(6,563)	(141,170)	(336,404)
Net increase (decrease)	(2,707)	(6,478)	$ (140,665)	$ (332,084)
Income Replacement 2016
Shares sold	14,565	32,858	$ 757,343	$ 1,681,315
Reinvestment of distributions	395	905	20,606	46,083
Shares redeemed	(36,638)	(52,922)	(1,908,597)	(2,704,793)
Net increase (decrease)	(21,678)	(19,159)	$ (1,130,648)	$ (977,395)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	12	217	590
Shares redeemed	(188)	(402)	(9,765)	(20,428)
Net increase (decrease)	(184)	(390)	$ (9,548)	$ (19,838)
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	3,094	1,844	$ 165,629	$ 96,498
Reinvestment of distributions	112	165	6,019	8,476
Shares redeemed	(2,034)	(2,302)	(109,403)	(118,731)
Net increase (decrease)	1,172	(293)	$ 62,245	$ (13,757)
Class T
Shares sold	7,617	-	$ 402,023	$ -
Reinvestment of distributions	75	18	4,029	908
Shares redeemed	(1,459)	(626)	(78,424)	(32,478)
Net increase (decrease)	6,233	(608)	$ 327,628	$ (31,570)
Class C
Shares sold	7,214	2,007	$ 388,519	$ 104,323
Reinvestment of distributions	44	96	2,439	4,895
Shares redeemed	(2,277)	(1,291)	(121,070)	(66,610)
Net increase (decrease)	4,981	812	$ 269,888	$ 42,608
Income Replacement 2018
Shares sold	48,757	19,009	$ 2,615,823	$ 982,691
Reinvestment of distributions	403	656	21,671	33,655
Shares redeemed	(37,375)	(22,946)	(2,001,673)	(1,182,626)
Net increase (decrease)	11,785	(3,281)	$ 635,821	$ (166,280)
Institutional Class
Shares sold	-	3,981	$ -	$ 204,782
Reinvestment of distributions	127	145	6,796	7,435
Shares redeemed	(1,505)	(4,070)	(80,836)	(209,387)
Net increase (decrease)	(1,378)	56	$ (74,040)	$ 2,830

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	8,274	474	$ 447,658	$ 25,017
Reinvestment of distributions	170	103	9,262	5,331
Shares redeemed	(1,585)	(967)	(87,236)	(50,578)
Net increase (decrease)	6,859	(390)	$ 369,684	$ (20,230)
Class T
Shares sold	3	129	$ 150	$ 6,823
Reinvestment of distributions	24	49	1,284	2,541
Shares redeemed	(243)	(2,023)	(13,241)	(108,390)
Net increase (decrease)	(216)	(1,845)	$ (11,807)	$ (99,026)
Class C
Shares sold	6,213	568	$ 338,797	$ 29,000
Reinvestment of distributions	68	57	3,719	2,907
Shares redeemed	(2,214)	(648)	(119,698)	(33,562)
Net increase (decrease)	4,067	(23)	$ 222,818	$ (1,655)
Income Replacement 2020
Shares sold	46,801	45,319	$ 2,589,823	$ 2,366,414
Reinvestment of distributions	1,366	908	74,954	46,992
Shares redeemed	(19,058)	(27,089)	(1,042,550)	(1,420,725)
Net increase (decrease)	29,109	19,138	$ 1,622,227	$ 992,681
Institutional Class
Shares sold	1,372	-	$ 75,000	$ -
Reinvestment of distributions	29	6	1,560	309
Shares redeemed	(122)	-	(6,760)	-
Net increase (decrease)	1,279	6	$ 69,800	$ 309
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	2,298	-	$ 128,651	$ -
Reinvestment of distributions	55	71	3,043	3,695
Shares redeemed	(2,277)	(496)	(128,019)	(26,081)
Net increase (decrease)	76	(425)	$ 3,675	$ (22,386)
Class T
Shares sold	445	-	$ 25,423	$ -
Reinvestment of distributions	1	0*	70	15
Shares redeemed	-	(91)	-	(4,748)
Net increase (decrease)	446	(91)	$ 25,493	$ (4,733)
Class C
Shares sold	4,664	431	$ 264,924	$ 23,074
Reinvestment of distributions	12	1	739	67
Shares redeemed	-	-	-	-
Net increase (decrease)	4,676	432	$ 265,663	$ 23,141
Income Replacement 2022
Shares sold	122,627	23,547	$ 6,894,254	$ 1,241,849
Reinvestment of distributions	940	598	53,287	30,901
Shares redeemed	(35,951)	(18,669)	(2,035,627)	(986,018)
Net increase (decrease)	87,616	5,476	$ 4,911,914	$ 286,732
Institutional Class
Shares sold	980	-	$ 54,999	$ -
Reinvestment of distributions	7	2	409	81
Shares redeemed	-	-	-	-
Net increase (decrease)	987	2	$ 55,408	$ 81

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	925	4,821	$ 52,324	$ 249,930
Reinvestment of distributions	114	70	6,459	3,660
Shares redeemed	(5,011)	(1,358)	(288,188)	(70,040)
Net increase (decrease)	(3,972)	3,533	$ (229,405)	$ 183,550
Class T
Shares sold	-	182	$ -	$ 10,000
Reinvestment of distributions	29	30	1,644	1,572
Shares redeemed	(222)	(210)	(12,674)	(11,083)
Net increase (decrease)	(193)	2	$ (11,030)	$ 489
Class C
Shares sold	944	-	$ 54,303	$ -
Reinvestment of distributions	7	6	384	319
Shares redeemed	(337)	(1,320)	(19,586)	(68,217)
Net increase (decrease)	614	(1,314)	$ 35,101	$ (67,898)
Income Replacement 2024
Shares sold	100,545	17,502	$ 5,712,753	$ 923,490
Reinvestment of distributions	988	343	56,412	17,775
Shares redeemed	(22,993)	(9,492)	(1,319,597)	(496,528)
Net increase (decrease)	78,540	8,353	$ 4,449,568	$ 444,737
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	10	12	588	614
Shares redeemed	-	-	-	-
Net increase (decrease)	10	12	$ 588	$ 614
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	4,671	3,297	$ 270,903	$ 164,296
Reinvestment of distributions	72	104	4,127	5,368
Shares redeemed	(1,342)	(628)	(76,534)	(32,970)
Net increase (decrease)	3,401	2,773	$ 198,496	$ 136,694
Class T
Shares sold	591	147	$ 32,802	$ 7,752
Reinvestment of distributions	16	22	896	1,126
Shares redeemed	(1,487)	(4,570)	(86,352)	(229,341)
Net increase (decrease)	(880)	(4,401)	$ (52,654)	$ (220,463)
Class C
Shares sold	-	372	$ -	$ 20,181
Reinvestment of distributions	4	3	257	166
Shares redeemed	-	-	-	-
Net increase (decrease)	4	375	$ 257	$ 20,347
Income Replacement 2026
Shares sold	43,548	15,295	$ 2,469,669	$ 797,527
Reinvestment of distributions	515	419	29,638	21,602
Shares redeemed	(12,559)	(10,796)	(717,746)	(570,139)
Net increase (decrease)	31,504	4,918	$ 1,781,561	$ 248,990
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	9	11	499	606
Shares redeemed	-	-	-	-
Net increase (decrease)	9	11	$ 499	$ 606

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	11,628	1,289	$ 695,024	$ 71,770
Reinvestment of distributions	36	55	2,141	2,865
Shares redeemed	(2,162)	(1,798)	(125,714)	(97,320)
Net increase (decrease)	9,502	(454)	$ 571,451	$ (22,685)
Class T
Shares sold	-	3,419	$ -	$ 190,058
Reinvestment of distributions	28	18	1,646	932
Shares redeemed	(250)	(93)	(14,492)	(4,963)
Net increase (decrease)	(222)	3,344	$ (12,846)	$ 186,027
Class C
Shares sold	340	-	$ 20,000	$ -
Reinvestment of distributions	3	4	160	214
Shares redeemed	(38)	(339)	(2,200)	(18,000)
Net increase (decrease)	305	(335)	$ 17,960	$ (17,786)
Income Replacement 2028
Shares sold	276,372	48,154	$ 16,302,408	$ 2,584,155
Reinvestment of distributions	1,779	1,125	104,546	58,544
Shares redeemed	(48,843)	(21,518)	(2,851,544)	(1,167,596)
Net increase (decrease)	229,308	27,761	$ 13,555,410	$ 1,475,103
Institutional Class
Shares sold	-	1,004	$ -	$ 53,885
Reinvestment of distributions	27	16	1,560	870
Shares Redeemed	-	-	-	-
Net increase (decrease)	27	1,020	$ 1,560	$ 54,755
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	3,278	933	$ 188,799	$ 49,913
Reinvestment of distributions	27	19	1,564	1,002
Shares redeemed	(1,623)	(44)	(94,101)	(2,337)
Net increase (decrease)	1,682	908	$ 96,262	$ 48,578
Class T
Shares sold	11	11	$ 622	$ 618
Reinvestment of distributions	3	5	200	261
Shares sold	-	-	-	-
Net increase (decrease)	14	16	$ 822	$ 879
Class C
Shares sold	911	305	$ 54,800	$ 16,713
Reinvestment of distributions	35	51	2,043	2,604
Shares redeemed	(732)	(884)	(42,088)	(46,510)
Net increase (decrease)	214	(528)	$ 14,755	$ (27,193)
Income Replacement 2030
Shares sold	220,687	39,836	$ 12,803,833	$ 2,147,451
Reinvestment of distributions	2,234	950	130,960	49,163
Shares redeemed	(66,109)	(14,994)	(3,869,452)	(778,185)
Net increase (decrease)	156,812	25,792	$ 9,065,341	$ 1,418,429
Institutional Class
Shares sold	458	538	$ 25,001	$ 27,920
Reinvestment of distributions	25	15	1,445	782
Shares redeemed	(465)	-	(28,292)	-
Net increase (decrease)	18	553	$ (1,846)	$ 28,702

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	4,195	-	$ 226,000	$ -
Reinvestment of distributions	114	112	6,170	5,527
Shares redeemed	(3,916)	(320)	(224,739)	(16,355)
Net increase (decrease)	393	(208)	$ 7,431	$ (10,828)
Class T
Shares sold	129	489	$ 6,991	$ 25,000
Reinvestment of distributions	13	11	732	557
Shares redeemed	-	(489)	-	(24,956)
Net increase (decrease)	142	11	$ 7,723	$ 601
Class C
Shares sold	824	190	$ 46,001	$ 9,600
Reinvestment of distributions	27	21	1,455	1,038
Shares sold	-	-	-	-
Net increase (decrease)	851	211	$ 47,456	$ 10,638
Income Replacement 2032
Shares sold	82,796	30,500	$ 4,544,725	$ 1,530,443
Reinvestment of distributions	2,269	1,495	123,077	73,685
Shares redeemed	(34,248)	(11,121)	(1,888,944)	(559,873)
Net increase (decrease)	50,817	20,874	$ 2,778,858	$ 1,044,255
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	11	10	560	482
Shares redeemed	-	-	-	-
Net increase (decrease)	11	10	$ 560	$ 482
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	1,728	-	$ 100,000	$ -
Reinvestment of distributions	7	8	399	402
Shares redeemed	-	-	-	-
Net increase (decrease)	1,735	8	$ 100,399	$ 402
Class T
Shares sold	-	1,105	$ -	$ 59,121
Reinvestment of distributions	25	12	1,474	636
Shares redeemed	-	-	-	-
Net increase (decrease)	26	1,117	$ 1,474	$ 59,757
Class C
Shares sold	85	583	$ 4,814	$ 30,000
Reinvestment of distributions	12	14	667	703
Shares redeemed	(86)	(583)	(5,154)	(29,858)
Net increase (decrease)	11	14	$ 327	$ 845
Income Replacement 2034
Shares sold	88,317	37,259	$ 5,170,390	$ 1,995,412
Reinvestment of distributions	1,329	626	77,616	32,352
Shares redeemed	(20,967)	(10,339)	(1,227,468)	(550,747)
Net increase (decrease)	68,679	27,546	$ 4,020,538	$ 1,477,017
Institutional Class
Shares sold	1,056	-	$ 60,682	$ -
Reinvestment of distributions	71	60	4,133	3,086
Shares redeemed	(13)	(15)	(764)	(770)
Net increase (decrease)	1,114	45	$ 64,051	$ 2,316

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	2,537	-	$ 146,968	$ -
Reinvestment of distributions	37	10	2,153	507
Shares redeemed	0*	(112)	(15)	(5,700)
Net increase (decrease)	2,574	(102)	$ 149,106	$ (5,193)
Class T
Shares sold	1,978	-	$ 116,352	$ -
Reinvestment of distributions	30	54	1,768	2,726
Shares redeemed	(337)	(348)	(19,565)	(18,208)
Net increase (decrease)	1,671	(294)	$ 98,555	$ (15,482)
Class C
Shares sold	-	3,311	$ -	$ 175,000
Reinvestment of distributions	38	54	2,203	2,730
Shares redeemed	(518)	(419)	(29,991)	(22,047)
Net increase (decrease)	(480)	2,946	$ (27,788)	$ 155,683
Income Replacement 2036
Shares sold	58,800	27,343	$ 3,418,581	$ 1,427,322
Reinvestment of distributions	662	604	38,607	30,579
Shares redeemed	(24,467)	(5,152)	(1,425,529)	(276,865)
Net increase (decrease)	34,995	22,795	$ 2,031,659	$ 1,181,036
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	0*	0*	13	15
Shares redeemed	-	-	-	-
Net increase (decrease)	-	-	$ 13	$ 15
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	751	1,696	$ 43,225	$ 87,117
Reinvestment of distributions	95	30	5,216	1,498
Shares redeemed	-	(1,076)	-	(54,240)
Net increase (decrease)	846	650	$ 48,441	$ 34,375
Class T
Shares sold	1,339	361	$ 76,212	$ 19,357
Reinvestment of distributions	76	24	4,096	1,182
Shares redeemed	(598)	(87)	(33,753)	(4,480)
Net increase (decrease)	817	298	$ 46,555	$ 16,059
Class C
Shares sold	299	-	$ 16,110	$ -
Reinvestment of distributions	63	24	3,427	1,204
Shares redeemed	-	-	-	-
Net increase (decrease)	362	24	$ 19,537	$ 1,204
Income Replacement 2038
Shares sold	97,135	12,010	$ 5,466,976	$ 616,548
Reinvestment of distributions	2,020	705	111,764	35,469
Shares redeemed	(30,641)	(14,450)	(1,721,190)	(750,847)
Net increase (decrease)	68,514	(1,735)	$ 3,857,550	$ (98,830)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	23	13	1,281	657
Shares redeemed	-	-	-	-
Net increase (decrease)	23	13	$ 1,281	$ 657

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2014	2013	2014	2013
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	1,700	26	$ 97,306	$ 1,376
Reinvestment of distributions	11	4	653	178
Shares redeemed	(42)	-	(2,337)	-
Net increase (decrease)	1,669	30	$ 95,622	$ 1,554
Class T
Shares sold	7,541	78	$ 438,067	$ 4,000
Reinvestment of distributions	4	7	309	347
Shares redeemed	(108)	(951)	(6,401)	(48,573)
Net increase (decrease)	7,437	(866)	$ 431,975	$ (44,226)
Class C
Shares sold	604	582	$ 35,021	$ 31,135
Reinvestment of distributions	66	38	3,568	1,915
Shares redeemed	0*	-	(15)	-
Net increase (decrease)	670	620	$ 38,574	$ 33,050
Income Replacement 2040
Shares sold	101,404	29,430	$ 5,825,239	$ 1,560,721
Reinvestment of distributions	2,134	943	120,009	47,571
Shares redeemed	(41,563)	(9,529)	(2,382,123)	(497,615)
Net increase (decrease)	61,975	20,844	$ 3,563,125	$ 1,110,677
Institutional Class
Shares sold	250	-	$ 13,998	$ -
Reinvestment of distributions	2	1	75	54
Shares redeemed	-	-	-	-
Net increase (decrease)	252	1	$ 14,073	$ 54
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	15,726	846	$ 906,475	$ 45,470
Reinvestment of distributions	154	12	8,830	626
Shares redeemed	(7,599)	-	(439,193)	-
Net increase (decrease)	8,281	858	$ 476,112	$ 46,096
Class T
Shares sold	5,127	-	$ 284,223	$ -
Reinvestment of distributions	241	55	13,527	2,776
Shares redeemed	-	-	-	-
Net increase (decrease)	5,368	55	$ 297,750	$ 2,776
Class C
Shares sold	7,488	1,254	$ 430,355	$ 67,885
Reinvestment of distributions	105	9	5,831	481
Shares redeemed	(3,151)	-	(174,356)	-
Net increase (decrease)	4,442	1,263	$ 261,830	$ 68,366
Income Replacement 2042
Shares sold	397,829	146,111	$ 22,936,171	$ 7,567,549
Reinvestment of distributions	10,109	2,829	569,905	142,929
Shares redeemed	(112,551)	(45,108)	(6,460,739)	(2,347,325)
Net increase (decrease)	295,387	103,832	$ 17,045,337	$ 5,363,153
Institutional Class
Shares sold	1,261	-	$ 71,051	$ -
Reinvestment of distributions	42	13	2,376	672
Shares redeemed	(1)	-	(55)	-
Net increase (decrease)	1,302	13	$ 73,372	$ 672

* Amount represents less than one share.

Annual Report

Notes to Financial Statements - continued

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investment by the Fund within their principle investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Income Replacement 2028 Fund	Fidelity Income Replacement 2030 Fund	Fidelity Income Replacement 2042 Fund
Fidelity Series Broad Market Opportunities Fund	15%	11%	27%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Broad Market Opportunities Fund	100%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust), including the schedules of investments, as of July 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2014, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund as of July 31, 2014, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 19, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Income Replacement Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Income Replacement Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Income Replacement Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Income Replacement Fund's performance. If the interests of a Fidelity Income Replacement Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Income Replacement Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 224 funds. Ms. Acton oversees 206 funds. Mr. Curvey oversees 397 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (2009-present), and Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (2009-2014), a Director of FMR (2007-2014), a Director of FMR Co., Inc. (2007-2014) and was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (2013-present), Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present) and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Bruce T. Herring (1965)
Year of Election or Appointment: 2013 Vice President of Fidelity's Asset Allocation Funds

Mr. Herring also serves as Vice President of other funds. He serves as Chief Investment Officer of Fidelity Global Asset Allocation (GAA) (2013-present), Group Chief Investment Officer of FMR, and President of Fidelity Research & Analysis Company (2010-present). Previously, Mr. Herring served as Vice President of certain Equity Funds (2006-2014), Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-2013), Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007), and as a portfolio manager for Fidelity U.S. Equity Funds.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Nancy D. Prior (1967)
Year of Election or Appointment: 2014 Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Fixed Income (2014-present), Vice Chairman of Pyramis Global Advisors, LLC (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond of FMR (2013-2014), President, Money Market Group of FMR (2011-2014), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Derek L. Young (1964)
Year of Election or Appointment: 2009 Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as Trustee or an officer of other funds. He is President and a Director of Strategic Advisers, Inc. (2011-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of Pyramis Global Advisors, LLC (2011-present). Previously, Mr. Young served as Chief Investment Officer of GAA (2009-2011) and as a portfolio manager.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Income Replacement 2016
Institutional Class	09/15/14	09/12/14	$0.900
Income Replacement 2018
Institutional Class	09/15/14	09/12/14	$0.000
Income Replacement 2020
Institutional Class	09/15/14	09/12/14	$0.442
Income Replacement 2022
Institutional Class	09/15/14	09/12/14	$0.028
Income Replacement 2024
Institutional Class	09/15/14	09/12/14	$0.367
Income Replacement 2026
Institutional Class	09/15/14	09/12/14	$0.000
Income Replacement 2028
Institutional Class	09/15/14	09/12/14	$0.000
Income Replacement 2030
Institutional Class	09/15/14	09/12/14	$0.366
Income Replacement 2032
Institutional Class	09/15/14	09/12/14	$0.253
Income Replacement 2034
Institutional Class	09/15/14	09/12/14	$0.476
Income Replacement 2036
Institutional Class	09/15/14	09/12/14	$0.000
Income Replacement 2038
Institutional Class	09/15/14	09/12/14	$0.380
Income Replacement 2040
Institutional Class	09/15/14	09/12/14	$0.435
Income Replacement 2042
Institutional Class	09/15/14	09/12/14	$0.467

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2014,or, if subsequently determined to be different, the net capital gain of such year.

Income Replacement 2016	$118,541
Income Replacement 2020	$89,794
Income Replacement 2024	$66,215
Income Replacement 2030	$115,913
Income Replacement 2032	$49,207
Income Replacement 2034	$91,561
Income Replacement 2038	$66,976
Income Replacement 2040	$79,752
Income Replacement 2042	$370,562

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Income Replacement 2016
Institutional Class	5.88%
Income Replacement 2018
Institutional Class	6.60%
Income Replacement 2020
Institutional Class	6.13%
Income Replacement 2022
Institutional Class	4.88%
Income Replacement 2024
Institutional Class	4.29%
Income Replacement 2026
Institutional Class	3.84%
Income Replacement 2028
Institutional Class	4.03%
Income Replacement 2030
Institutional Class	4.25%
Income Replacement 2032
Institutional Class	3.32%
Income Replacement 2034
Institutional Class	3.56%
Income Replacement 2036
Institutional Class	3.07%
Income Replacement 2038
Institutional Class	3.03%
Income Replacement 2040
Institutional Class	2.93%
Income Replacement 2042
Institutional Class	2.88%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Institutional Class
Income Replacement 2016
August 2013	17%
September 2013	23%
October 2013	23%
November 2013	23%
December 2013 (Ex Date 12/20/13)	24%
December 2013 (Ex Date 12/30/13)	22%
January 2014	2%
February 2014	2%
March 2014	2%
April 2014	2%
May 2014	2%
June 2014	2%
July 2014	2%
Institutional Class
Income Replacement 2018
August 2013	19%
September 2013	26%
October 2013	25%
November 2013	26%
December 2013 (Ex Date 12/20/13)	28%
December 2013 (Ex Date 12/30/13)	26%
January 2014	3%
February 2014	3%
March 2014	3%
April 2014	3%
May 2014	3%
June 2014	3%
July 2014	3%
Institutional Class
Income Replacement 2020
August 2013	25%
September 2013	33%
October 2013	33%
November 2013	33%
December 2013 (Ex Date 12/20/13)	35%
December 2013 (Ex Date 12/30/13)	34%
January 2014	5%
February 2014	5%
March 2014	5%
April 2014	5%
May 2014	5%
June 2014	5%
July 2014	5%
Institutional Class
Income Replacement 2022
August 2013	29%
September 2013	39%
October 2013	39%
November 2013	39%
December 2013 (Ex Date 12/20/13)	40%
December 2013 (Ex Date 12/30/13)	40%
January 2014	8%
February 2014	8%
March 2014	8%
April 2014	8%
May 2014	8%
June 2014	8%
July 2014	8%
Institutional Class
Income Replacement 2024
August 2013	30%
September 2013	42%
October 2013	43%
November 2013	42%
December 2013 (Ex Date 12/20/13)	45%
December 2013 (Ex Date 12/30/13)	44%
January 2014	9%
February 2014	9%
March 2014	9%
April 2014	9%
May 2014	9%
June 2014	9%
July 2014	9%
Institutional Class
Income Replacement 2026
August 2013	31%
September 2013	44%
October 2013	45%
November 2013	44%
December 2013 (Ex Date 12/20/13)	46%
December 2013 (Ex Date 12/30/13)	46%
January 2014	10%
February 2014	10%
March 2014	10%
April 2014	10%
May 2014	10%
June 2014	10%
July 2014	10%
Institutional Class
Income Replacement 2028
August 2013	33%
September 2013	45%
October 2013	46%
November 2013	45%
December 2013 (Ex Date 12/20/13)	46%
December 2013 (Ex Date 12/30/13)	46%
January 2014	14%
February 2014	14%
March 2014	14%
April 2014	15%
May 2014	14%
June 2014	14%
July 2014	15%
Institutional Class
Income Replacement 2030
August 2013	37%
September 2013	50%
October 2013	49%
November 2013	50%
December 2013 (Ex Date 12/20/13)	50%
December 2013 (Ex Date 12/30/13)	50%
January 2014	12%
February 2014	12%
March 2014	12%
April 2014	12%
May 2014	12%
June 2014	11%
July 2014	12%
Institutional Class
Income Replacement 2032
August 2013	37%
September 2013	49%
October 2013	49%
November 2013	48%
December 2013 (Ex Date 12/20/13)	50%
December 2013 (Ex Date 12/30/13)	49%
January 2014	10%
February 2014	10%
March 2014	10%
April 2014	10%
May 2014	10%
June 2014	10%
July 2014	10%
Institutional Class
Income Replacement 2034
August 2013	38%
September 2013	51%
October 2013	51%
November 2013	51%
December 2013 (Ex Date 12/20/13)	51%
December 2013 (Ex Date 12/30/13)	51%
January 2014	12%
February 2014	12%
March 2014	12%
April 2014	12%
May 2014	12%
June 2014	12%
July 2014	12%
Institutional Class
Income Replacement 2036
August 2013	36%
September 2013	51%
October 2013	50%
November 2013	51%
December 2013 (Ex Date 12/20/13)	53%
December 2013 (Ex Date 12/30/13)	52%
January 2014	11%
February 2014	11%
March 2014	11%
April 2014	11%
May 2014	11%
June 2014	11%
July 2014	11%
Institutional Class
Income Replacement 2038
August 2013	38%
September 2013	52%
October 2013	53%
November 2013	53%
December 2013 (Ex Date 12/20/13)	54%
December 2013 (Ex Date 12/30/13)	54%
January 2014	10%
February 2014	10%
March 2014	10%
April 2014	10%
May 2014	10%
June 2014	10%
July 2014	10%
Institutional Class
Income Replacement 2040
August 2013	22%
September 2013	53%
October 2013	53%
November 2013	54%
December 2013 (Ex Date 12/20/13)	54%
December 2013 (Ex Date 12/30/13)	53%
January 2014	13%
February 2014	13%
March 2014	13%
April 2014	13%
May 2014	13%
June 2014	13%
July 2014	13%
Institutional Class
Income Replacement 2042
August 2013	40%
September 2013	54%
October 2013	54%
November 2013	54%
December 2013 (Ex Date 12/20/13)	54%
December 2013 (Ex Date 12/30/13)	54%
January 2014	14%
February 2014	14%
March 2014	14%
April 2014	14%
May 2014	14%
June 2014	14%
July 2014	14%

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ARWI-UANN-0914
1.848183.106

Item 2. Code of Ethics

As of the end of the period, July 31, 2014, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 Fund (the "Funds"):

Services Billed by Deloitte Entities

July 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Income Replacement 2016 Fund	$22,000	$-	$4,900	$600
Fidelity Income Replacement 2018 Fund	$22,000	$-	$4,900	$600
Fidelity Income Replacement 2020 Fund	$22,000	$-	$4,900	$600
Fidelity Income Replacement 2022 Fund	$22,000	$-	$4,900	$600
Fidelity Income Replacement 2024 Fund	$22,000	$-	$4,900	$600
Fidelity Income Replacement 2026 Fund	$22,000	$-	$4,900	$600
Fidelity Income Replacement 2028 Fund	$22,000	$-	$4,900	$600
Fidelity Income Replacement 2030 Fund	$22,000	$-	$4,900	$600
Fidelity Income Replacement 2032 Fund	$22,000	$-	$5,100	$600
Fidelity Income Replacement 2034 Fund	$22,000	$-	$5,100	$600
Fidelity Income Replacement 2036 Fund	$22,000	$-	$5,100	$600
Fidelity Income Replacement 2038 Fund	$19,000	$-	$5,100	$600
Fidelity Income Replacement 2040 Fund	$19,000	$-	$5,100	$600
Fidelity Income Replacement 2042 Fund	$19,000	$-	$5,100	$600

July 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Income Replacement 2016 Fund	$22,000	$-	$4,900	$400
Fidelity Income Replacement 2018 Fund	$22,000	$-	$4,900	$400
Fidelity Income Replacement 2020 Fund	$22,000	$-	$4,900	$400
Fidelity Income Replacement 2022 Fund	$22,000	$-	$4,900	$400
Fidelity Income Replacement 2024 Fund	$22,000	$-	$4,900	$400
Fidelity Income Replacement 2026 Fund	$22,000	$-	$5,100	$400
Fidelity Income Replacement 2028 Fund	$22,000	$-	$4,900	$400
Fidelity Income Replacement 2030 Fund	$22,000	$-	$4,900	$400
Fidelity Income Replacement 2032 Fund	$22,000	$-	$5,100	$400
Fidelity Income Replacement 2034 Fund	$22,000	$-	$5,100	$400
Fidelity Income Replacement 2036 Fund	$22,000	$-	$5,100	$400
Fidelity Income Replacement 2038 Fund	$19,000	$-	$5,100	$400
Fidelity Income Replacement 2040 Fund	$19,000	$-	$5,100	$400
Fidelity Income Replacement 2042 Fund	$19,000	$-	$5,100	$400

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	July 31, 2014A	July 31, 2013A
Audit-Related Fees	$355,000	$915,000
Tax Fees	$-	$-
All Other Fees	$745,000	$765,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2014 A	July 31, 2013 A
Deloitte Entities	$2,015,000	$1,850,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 25, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 25, 2014